Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Security Description Shares Value
Common Stocks (99.1%)
Communication Services (3.2%):
Alphabet, Inc., Class A(a) ................................................. 444 $ 58,102
Charter Communications, Inc., Class A(a) ..................................... 121 53,218
Comcast Corp., Class A .................................................. 1,712 75,910
Electronic Arts, Inc. ..................................................... 724 87,170
Fox Corp., Class A ...................................................... 2,491 77,719
Liberty Broadband Corp., Class C(a) ......................................... 559 51,048
Liberty Media Corp.-Liberty Formula One(a) ................................... 1,057 65,851
Live Nation Entertainment, Inc.(a) ........................................... 685 56,882
Match Group, Inc.(a) .................................................... 952 37,295
Meta Platforms, Inc., Class A(a) ............................................ 145 43,531
Netflix, Inc.(a) ......................................................... 114 43,047
News Corp., Class A ..................................................... 3,033 60,842
Omnicom Group, Inc. .................................................... 911 67,851
The Interpublic Group of Cos., Inc. .......................................... 1,996 57,205
The Trade Desk, Inc., Class A(a) ............................................ 409 31,963
The Walt Disney Co.(a) .................................................. 818 66,299
T-Mobile U.S., Inc. ...................................................... 701 98,175
Verizon Communications, Inc. .............................................. 2,425 78,594
Warner Music Group Corp., Class A ......................................... 1,695 53,223
1,163,925
Consumer Discretionary (9.7%):
Airbnb, Inc., Class A(a) .................................................. 332 45,554
Amazon.com, Inc.(a) .................................................... 403 51,229
Aptiv PLC(a) .......................................................... 638 62,900
Aramark ............................................................. 1,808 62,738
AutoZone, Inc.(a) ....................................................... 37 93,980
Best Buy Co., Inc. ...................................................... 959 66,622
Booking Holdings, Inc.(a) ................................................. 24 74,015
BorgWarner, Inc. ....................................................... 1,625 65,601
Burlington Stores, Inc.(a) ................................................. 348 47,084
Caesars Entertainment, Inc.(a) .............................................. 760 35,226
CarMax, Inc.(a) ........................................................ 561 39,680
Chewy, Inc., Class A(a)(b) ................................................ 1,460 26,660
Chipotle Mexican Grill, Inc.(a) ............................................. 35 64,114
Churchill Downs, Inc. .................................................... 513 59,528
Darden Restaurants, Inc. .................................................. 719 102,975
Deckers Outdoor Corp.(a) ................................................. 138 70,944
Dick's Sporting Goods, Inc. ................................................ 384 41,695
Domino's Pizza, Inc. ..................................................... 160 60,606
DR Horton, Inc. ........................................................ 608 65,342
eBay, Inc. ............................................................ 1,449 63,886
Expedia Group, Inc.(a) ................................................... 438 45,145
Five Below, Inc.(a) ...................................................... 373 60,016
Floor & Decor Holdings, Inc., Class A(a) ...................................... 491 44,435
Ford Motor Co. ........................................................ 4,318 53,630
Garmin Ltd. ........................................................... 923 97,100
General Motors Co. ..................................................... 1,673 55,159
Genuine Parts Co. ...................................................... 560 80,853
Hilton Worldwide Holdings, Inc. ............................................ 582 87,405
Hyatt Hotels Corp., Class A ................................................ 563 59,723
Las Vegas Sands Corp. ................................................... 1,172 53,724
Lennar Corp., Class A .................................................... 629 70,593
LKQ Corp. ........................................................... 1,768 87,534
Lowe's Cos., Inc. ....................................................... 353 73,367
Marriott International, Inc., Class A .......................................... 384 75,479
McDonald's Corp. ...................................................... 516 135,935
MGM Resorts International ................................................ 1,346 49,479
NIKE, Inc., Class B ..................................................... 674 64,448
NVR, Inc.(a) .......................................................... 15 89,449
O'Reilly Automotive, Inc.(a) ............................................... 105 95,430
Penske Automotive Group, Inc. ............................................. 379 63,316

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Pool Corp. ............................................................ 160 $ 56,976
PulteGroup, Inc. ........................................................ 836 61,906
Ross Stores, Inc. ....................................................... 783 88,440
Service Corp. International ................................................ 1,511 86,339
Starbucks Corp. ........................................................ 914 83,421
Tesla, Inc.(a) .......................................................... 124 31,027
The Home Depot, Inc. ................................................... 263 79,468
The TJX Cos., Inc. ...................................................... 1,275 113,322
Tractor Supply Co. ...................................................... 372 75,535
Ulta Beauty, Inc.(a) ..................................................... 170 67,906
Yum! Brands, Inc. ...................................................... 959 119,817
3,506,756
Consumer Staples (9.8%):
Altria Group, Inc. ....................................................... 2,667 112,147
Archer-Daniels-Midland Co. ............................................... 1,068 80,548
Brown-Forman Corp., Class B ............................................. 1,492 86,073
Bunge Ltd. ........................................................... 537 58,130
Campbell Soup Co. ..................................................... 2,339 96,086
Church & Dwight Co., Inc. ................................................ 1,127 103,267
Colgate-Palmolive Co. ................................................... 1,626 115,625
Conagra Brands, Inc. .................................................... 3,857 105,759
Costco Wholesale Corp. .................................................. 182 102,823
Coty, Inc., Class A(a) .................................................... 5,381 59,029
Darling Ingredients, Inc.(a) ................................................ 927 48,389
Dollar General Corp. .................................................... 412 43,590
Dollar Tree, Inc.(a) ...................................................... 504 53,651
General Mills, Inc. ...................................................... 1,525 97,585
Hormel Foods Corp. ..................................................... 2,794 106,256
Kellanova ............................................................ 2,110 125,566
Keurig Dr Pepper, Inc. ................................................... 3,531 111,474
Kimberly-Clark Corp. .................................................... 1,001 120,971
Lamb Weston Holdings, Inc. ............................................... 913 84,416
McCormick & Co., Inc. .................................................. 1,033 78,136
Molson Coors Beverage Co., Class B ......................................... 1,298 82,540
Mondelez International, Inc., Class A ......................................... 1,648 114,371
Monster Beverage Corp.(a) ................................................ 1,699 89,962
PepsiCo, Inc. .......................................................... 790 133,857
Performance Food Group Co.(a) ............................................ 1,319 77,636
Philip Morris International, Inc. ............................................. 1,234 114,244
Sysco Corp. ........................................................... 1,491 98,480
Target Corp. .......................................................... 582 64,352
The Clorox Co. ........................................................ 512 67,103
The Coca-Cola Co. ...................................................... 2,663 149,075
The Estee Lauder Cos., Inc. ............................................... 351 50,737
The Hershey Co. ....................................................... 542 108,443
The Kraft Heinz Co. ..................................................... 3,640 122,450
The Kroger Co. ........................................................ 2,103 94,109
The Procter & Gamble Co. ................................................ 859 125,294
Tyson Foods, Inc., Class A ................................................ 1,234 62,305
U.S. Foods Holding Corp.(a) ............................................... 1,991 79,043
Walmart, Inc. .......................................................... 862 137,860
3,561,382
Energy (4.8%):
APA Corp. ............................................................ 1,043 42,867
Baker Hughes Co. ...................................................... 1,801 63,611
Cheniere Energy, Inc. .................................................... 399 66,218
Chesapeake Energy Corp. ................................................. 660 56,912
Chevron Corp. ......................................................... 517 87,177
ConocoPhillips ........................................................ 527 63,135
Coterra Energy, Inc. ..................................................... 2,154 58,266
Devon Energy Corp. ..................................................... 1,036 49,417
Diamondback Energy, Inc. ................................................ 403 62,417

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
EOG Resources, Inc. .................................................... 478 $ 60,591
EQT Corp. ............................................................ 1,103 44,760
Exxon Mobil Corp. ..................................................... 668 78,543
Halliburton Co. ........................................................ 1,234 49,977
Hess Corp. ............................................................ 372 56,916
HF Sinclair Corp. ....................................................... 949 54,027
Kinder Morgan, Inc. ..................................................... 6,241 103,476
Marathon Oil Corp. ..................................................... 1,996 53,393
Marathon Petroleum Corp. ................................................ 419 63,411
Occidental Petroleum Corp. ............................................... 1,096 71,108
ONEOK, Inc. .......................................................... 1,174 74,467
Ovintiv, Inc. .......................................................... 890 42,337
Phillips 66 ............................................................ 559 67,164
Pioneer Natural Resources Co. ............................................. 276 63,356
Schlumberger NV ...................................................... 906 52,820
Targa Resources Corp. ................................................... 857 73,462
Texas Pacific Land Corp. ................................................. 27 49,236
The Williams Cos., Inc. .................................................. 2,662 89,683
Valero Energy Corp. ..................................................... 430 60,935
1,759,682
Financials (15.6%):
Aflac, Inc. ............................................................ 1,203 92,330
American Express Co. ................................................... 438 65,345
American Financial Group, Inc. ............................................. 697 77,834
American International Group, Inc. .......................................... 1,156 70,054
Ameriprise Financial, Inc. ................................................. 209 68,903
Aon PLC, Class A ...................................................... 313 101,481
Apollo Global Management, Inc. ............................................ 652 58,524
Arch Capital Group Ltd.(a) ................................................ 1,005 80,109
Ares Management Corp., Class A ........................................... 622 63,985
Arthur J. Gallagher & Co. ................................................. 462 105,304
Bank of America Corp. ................................................... 2,560 70,093
Berkshire Hathaway, Inc., Class B(a) ......................................... 337 118,051
BlackRock, Inc. ........................................................ 123 79,518
Blackstone, Inc. ........................................................ 516 55,284
Brown & Brown, Inc. .................................................... 1,267 88,487
Capital One Financial Corp. ............................................... 553 53,669
Cboe Global Markets, Inc. ................................................ 723 112,940
Chubb Ltd. ........................................................... 446 92,848
Cincinnati Financial Corp. ................................................ 634 64,852
Citigroup, Inc. ......................................................... 1,762 72,471
Citizens Financial Group, Inc. .............................................. 1,675 44,890
CME Group, Inc. ....................................................... 497 99,509
Corebridge Financial, Inc. ................................................. 3,026 59,763
Discover Financial Services ............................................... 582 50,419
Equitable Holdings, Inc. .................................................. 2,000 56,780
Erie Indemnity Co., Class A ............................................... 213 62,577
Everest Group Ltd. ...................................................... 200 74,334
FactSet Research Systems, Inc. ............................................. 188 82,205
Fidelity National Financial, Inc. ............................................ 1,865 77,024
Fifth Third Bancorp ..................................................... 1,896 48,026
First Citizens BancShares, Inc., Class A ....................................... 19 26,222
Fiserv, Inc.(a) .......................................................... 691 78,055
FleetCor Technologies, Inc.(a) .............................................. 243 62,048
Franklin Resources, Inc. .................................................. 2,624 64,498
Global Payments, Inc. .................................................... 464 53,541
Globe Life, Inc. ........................................................ 862 93,725
Huntington Bancshares, Inc. ............................................... 4,576 47,590
Interactive Brokers Group, Inc. ............................................. 701 60,679
Intercontinental Exchange, Inc. ............................................. 876 96,378
JPMorgan Chase & Co. .................................................. 578 83,822
KeyCorp ............................................................. 2,837 30,526
Loews Corp. .......................................................... 1,577 99,840

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
LPL Financial Holdings, Inc. ............................................... 227 $ 53,947
M&T Bank Corp. ....................................................... 456 57,661
Markel Group, Inc.(a) .................................................... 62 91,294
Marsh & McLennan Cos., Inc. ............................................. 582 110,755
Mastercard, Inc., Class A ................................................. 265 104,916
MetLife, Inc. .......................................................... 1,043 65,615
Moody's Corp. ......................................................... 251 79,359
Morgan Stanley ........................................................ 921 75,218
Morningstar, Inc. ....................................................... 251 58,794
MSCI, Inc. ........................................................... 111 56,952
Nasdaq, Inc. .......................................................... 1,461 70,990
Northern Trust Corp. .................................................... 730 50,720
PayPal Holdings, Inc.(a) .................................................. 808 47,236
Principal Financial Group, Inc. ............................................. 875 63,061
Prudential Financial, Inc. ................................................. 766 72,686
Raymond James Financial, Inc. ............................................. 643 64,576
Regions Financial Corp. .................................................. 3,117 53,612
RenaissanceRe Holdings Ltd. .............................................. 333 65,907
Ryan Specialty Holdings, Inc.(a) ............................................ 1,600 77,440
S&P Global, Inc. ....................................................... 215 78,563
State Street Corp. ....................................................... 844 56,514
Synchrony Financial ..................................................... 1,758 53,742
T. Rowe Price Group, Inc. ................................................. 550 57,678
The Bank of New York Mellon Corp. ......................................... 1,658 70,714
The Carlyle Group, Inc. .................................................. 1,624 48,980
The Charles Schwab Corp. ................................................ 727 39,912
The Goldman Sachs Group, Inc. ............................................ 245 79,275
The Hartford Financial Services Group, Inc. .................................... 1,149 81,476
The PNC Financial Services Group, Inc. ...................................... 511 62,735
The Progressive Corp. ................................................... 453 63,103
The Travelers Cos., Inc. .................................................. 546 89,167
Tradeweb Markets, Inc., Class A ............................................ 764 61,273
Truist Financial Corp. .................................................... 1,406 40,226
U.S. Bancorp .......................................................... 1,311 43,342
Unum Group .......................................................... 1,261 62,029
UWM Holdings Corp.(b) ................................................. 6,584 31,932
Visa, Inc., Class A ...................................................... 486 111,785
W. R. Berkley Corp. ..................................................... 1,412 89,648
Wells Fargo & Co. ...................................................... 1,618 66,111
5,653,477
Health Care (13.6%):
Abbott Laboratories ..................................................... 926 89,683
AbbVie, Inc. .......................................................... 640 95,398
Agilent Technologies, Inc. ................................................. 632 70,670
Align Technology, Inc.(a) ................................................. 100 30,532
Amgen, Inc. ........................................................... 375 100,785
Avantor, Inc.(a) ........................................................ 2,688 56,663
Becton Dickinson & Co. .................................................. 385 99,534
Biogen, Inc.(a) ......................................................... 348 89,440
BioMarin Pharmaceutical, Inc.(a) ........................................... 771 68,218
Bio-Techne Corp. ....................................................... 794 54,048
Boston Scientific Corp.(a) ................................................. 1,934 102,115
Bristol-Myers Squibb Co. ................................................. 1,770 102,731
Bruker Corp. .......................................................... 961 59,870
Cardinal Health, Inc. .................................................... 1,075 93,332
Cencora, Inc. .......................................................... 655 117,880
Centene Corp.(a) ....................................................... 1,152 79,350
Charles River Laboratories International, Inc.(a) ................................. 260 50,955
CVS Health Corp. ...................................................... 1,195 83,435
Danaher Corp. ......................................................... 297 73,686
DaVita, Inc.(a) ......................................................... 618 58,420
Dexcom, Inc.(a) ........................................................ 528 49,262
Edwards Lifesciences Corp.(a) ............................................. 901 62,421

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Elevance Health, Inc. .................................................... 165 $ 71,844
Eli Lilly & Co. ......................................................... 124 66,604
GE HealthCare Technologies, Inc. ........................................... 850 57,834
Gilead Sciences, Inc. .................................................... 1,262 94,574
HCA Healthcare, Inc. .................................................... 353 86,831
Henry Schein, Inc.(a) .................................................... 1,124 83,457
Hologic, Inc.(a) ........................................................ 1,310 90,914
Humana, Inc. .......................................................... 152 73,951
IDEXX Laboratories, Inc.(a) ............................................... 124 54,222
Incyte Corp.(a) ......................................................... 1,390 80,300
Insulet Corp.(a) ........................................................ 311 49,601
Intuitive Surgical, Inc.(a) ................................................. 211 61,673
IQVIA Holdings, Inc.(a) .................................................. 348 68,469
Johnson & Johnson ..................................................... 695 108,246
Laboratory Corp. of America Holdings ........................................ 478 96,102
McKesson Corp. ....................................................... 229 99,581
Medtronic PLC ........................................................ 1,068 83,688
Merck & Co., Inc. ...................................................... 890 91,626
Mettler-Toledo International, Inc.(a) ......................................... 59 65,376
Moderna, Inc.(a) ....................................................... 338 34,912
Molina Healthcare, Inc.(a) ................................................ 226 74,103
Neurocrine Biosciences, Inc.(a) ............................................. 695 78,188
Penumbra, Inc.(a) ....................................................... 243 58,784
Pfizer, Inc. ............................................................ 2,614 86,706
Quest Diagnostics, Inc. ................................................... 796 97,001
Regeneron Pharmaceuticals, Inc.(a) .......................................... 89 73,243
Repligen Corp.(a) ....................................................... 237 37,685
ResMed, Inc. .......................................................... 374 55,303
Revvity, Inc. .......................................................... 614 67,970
STERIS PLC .......................................................... 297 65,168
Stryker Corp. .......................................................... 299 81,708
Teleflex, Inc. .......................................................... 334 65,601
The Cigna Group ....................................................... 268 76,667
The Cooper Cos., Inc. .................................................... 230 73,142
Thermo Fisher Scientific, Inc. .............................................. 151 76,432
United Therapeutics Corp.(a) .............................................. 341 77,022
UnitedHealth Group, Inc. ................................................. 176 88,737
Veeva Systems, Inc., Class A(a) ............................................. 250 50,863
Vertex Pharmaceuticals, Inc.(a) ............................................. 250 86,935
Viatris, Inc. ........................................................... 7,191 70,903
Waters Corp.(a) ........................................................ 238 65,262
West Pharmaceutical Services, Inc. .......................................... 152 57,032
Zimmer Biomet Holdings, Inc. ............................................. 866 97,183
Zoetis, Inc. ........................................................... 394 68,548
4,938,419
Industrials (17.8%):
A O Smith Corp. ....................................................... 903 59,715
Advanced Drainage Systems, Inc. ........................................... 339 38,588
AECOM ............................................................. 1,086 90,181
AGCO Corp. .......................................................... 479 56,656
Allegion PLC ......................................................... 625 65,125
American Airlines Group, Inc.(a) ............................................ 3,554 45,527
AMETEK, Inc. ........................................................ 627 92,646
Automatic Data Processing, Inc. ............................................ 368 88,533
Axon Enterprise, Inc.(a) .................................................. 233 46,365
Booz Allen Hamilton Holding Corp. ......................................... 740 80,860
Broadridge Financial Solutions, Inc. ......................................... 470 84,154
Builders FirstSource, Inc.(a) ............................................... 352 43,821
C.H. Robinson Worldwide, Inc. ............................................. 803 69,162
Carlisle Cos., Inc. ....................................................... 289 74,926
Carrier Global Corp. ..................................................... 1,132 62,486
Caterpillar, Inc. ........................................................ 238 64,974
Cintas Corp. .......................................................... 199 95,721

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Copart, Inc.(a) ......................................................... 1,980 $ 85,318
CoStar Group, Inc.(a) .................................................... 856 65,818
CSX Corp. ............................................................ 2,922 89,852
Cummins, Inc. ......................................................... 329 75,163
Deere & Co. .......................................................... 169 63,777
Delta Air Lines, Inc. ..................................................... 1,471 54,427
Dover Corp. ........................................................... 531 74,080
Eaton Corp. PLC ....................................................... 316 67,397
EMCOR Group, Inc. .................................................... 306 64,379
Equifax, Inc. .......................................................... 329 60,266
Expeditors International of Washington, Inc. .................................... 675 77,375
Fastenal Co. ........................................................... 1,516 82,834
FedEx Corp. .......................................................... 280 74,178
Fortive Corp. .......................................................... 1,090 80,834
General Dynamics Corp. .................................................. 524 115,788
General Electric Co. ..................................................... 673 74,400
Graco, Inc. ........................................................... 915 66,685
HEICO Corp. .......................................................... 450 72,869
Honeywell International, Inc. .............................................. 533 98,466
Howmet Aerospace, Inc. .................................................. 1,703 78,764
Hubbell, Inc. .......................................................... 205 64,249
IDEX Corp. ........................................................... 393 81,752
Illinois Tool Works, Inc. .................................................. 353 81,299
Ingersoll Rand, Inc. ..................................................... 1,096 69,837
J.B. Hunt Transport Services, Inc. ........................................... 400 75,408
Jack Henry & Associates, Inc. .............................................. 419 63,328
Jacobs Solutions, Inc. .................................................... 659 89,954
Johnson Controls International PLC .......................................... 1,212 64,491
L3Harris Technologies, Inc. ............................................... 517 90,020
Leidos Holdings, Inc. .................................................... 724 66,724
Lennox International, Inc. ................................................. 172 64,404
Lincoln Electric Holdings, Inc.(b) ........................................... 410 74,534
Lockheed Martin Corp. ................................................... 269 110,010
Masco Corp. .......................................................... 1,183 63,231
Nordson Corp. ......................................................... 295 65,835
Norfolk Southern Corp. .................................................. 442 87,043
Northrop Grumman Corp. ................................................. 222 97,722
Old Dominion Freight Line, Inc. ............................................ 132 54,007
Otis Worldwide Corp. .................................................... 1,128 90,590
Owens Corning ........................................................ 486 66,295
PACCAR, Inc. ......................................................... 945 80,344
Parker-Hannifin Corp. ................................................... 172 66,997
Paychex, Inc. .......................................................... 692 79,808
Paycom Software, Inc. ................................................... 168 43,557
Paylocity Holding Corp.(a) ................................................ 262 47,605
Quanta Services, Inc. .................................................... 378 70,712
Regal Rexnord Corp. .................................................... 362 51,723
Republic Services, Inc. ................................................... 798 113,723
Rockwell Automation, Inc. ................................................ 218 62,320
Rollins, Inc. ........................................................... 2,410 89,965
RTX Corp. ............................................................ 1,017 73,194
Saia, Inc.(a) ........................................................... 107 42,656
Snap-on, Inc. .......................................................... 310 79,069
Southwest Airlines Co. ................................................... 1,903 51,514
SS&C Technologies Holdings, Inc. .......................................... 1,398 73,451
Stanley Black & Decker, Inc. .............................................. 570 47,641
Textron, Inc. .......................................................... 984 76,890
The Toro Co. .......................................................... 781 64,901
Trane Technologies PLC .................................................. 384 77,917
TransDigm Group, Inc.(a) ................................................. 98 82,627
TransUnion ........................................................... 763 54,776
U-Haul Holding Co. ..................................................... 933 48,880
Union Pacific Corp. ..................................................... 341 69,438
United Airlines Holdings, Inc.(a) ............................................ 1,027 43,442

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
United Parcel Service, Inc., Class B .......................................... 480 $ 74,818
United Rentals, Inc. ..................................................... 106 47,124
Verisk Analytics, Inc. .................................................... 379 89,535
Vertiv Holdings Co. ..................................................... 807 30,020
W.W. Grainger, Inc. ..................................................... 98 67,800
Waste Management, Inc. .................................................. 743 113,263
Watsco, Inc. ........................................................... 183 69,123
Westinghouse Air Brake Technologies Corp. .................................... 813 86,398
Xylem, Inc. ........................................................... 768 69,911
6,443,985
Information Technology (12.1%):
Accenture PLC, Class A .................................................. 239 73,399
Adobe, Inc.(a) ......................................................... 103 52,520
Akamai Technologies, Inc.(a) .............................................. 672 71,595
Amphenol Corp., Class A ................................................. 1,092 91,717
Analog Devices, Inc. .................................................... 384 67,235
ANSYS, Inc.(a) ........................................................ 204 60,700
Apple, Inc. ........................................................... 452 77,387
Applied Materials, Inc. ................................................... 340 47,073
AppLovin Corp., Class A(a) ............................................... 603 24,096
Arista Networks, Inc.(a) .................................................. 205 37,706
Autodesk, Inc.(a) ....................................................... 265 54,831
Bentley Systems, Inc., Class B ............................................. 1,265 63,452
Broadcom, Inc. ........................................................ 66 54,818
Cadence Design Systems, Inc.(a) ............................................ 280 65,604
CDW Corp. ........................................................... 337 67,993
Cisco Systems, Inc. ..................................................... 1,762 94,725
Cognizant Technology Solutions Corp., Class A ................................. 1,040 70,450
Corning, Inc. .......................................................... 2,452 74,712
Dell Technologies, Inc., Class C ............................................ 1,201 82,749
Dropbox, Inc., Class A(a) ................................................. 2,327 63,364
Dynatrace, Inc.(a) ...................................................... 1,020 47,665
Enphase Energy, Inc.(a) .................................................. 267 32,080
Entegris, Inc. .......................................................... 383 35,968
EPAM Systems, Inc.(a) ................................................... 158 40,399
F5, Inc.(a) ............................................................ 510 82,181
Fair Isaac Corp.(a) ...................................................... 86 74,694
First Solar, Inc.(a) ...................................................... 184 29,733
Fortinet, Inc.(a) ........................................................ 741 43,482
Gartner, Inc.(a) ........................................................ 246 84,528
Gen Digital, Inc. ....................................................... 2,964 52,403
GoDaddy, Inc., Class A(a) ................................................. 1,123 83,641
Hewlett Packard Enterprise Co. ............................................. 4,168 72,398
HP, Inc. .............................................................. 2,396 61,577
International Business Machines Corp. ........................................ 757 106,207
Intuit, Inc. ............................................................ 109 55,692
Jabil, Inc. ............................................................ 613 77,784
Juniper Networks, Inc. ................................................... 2,748 76,367
Keysight Technologies, Inc.(a) ............................................. 458 60,598
KLA Corp. ........................................................... 103 47,242
Lam Research Corp. ..................................................... 70 43,874
Lattice Semiconductor Corp.(a) ............................................. 432 37,122
Manhattan Associates, Inc.(a) .............................................. 348 68,786
Microchip Technology, Inc. ................................................ 683 53,308
Microsoft Corp. ........................................................ 216 68,202
Monolithic Power Systems, Inc. ............................................ 71 32,802
Motorola Solutions, Inc. .................................................. 358 97,462
NetApp, Inc. .......................................................... 988 74,969
NVIDIA Corp. ......................................................... 71 30,884
NXP Semiconductors NV ................................................. 283 56,577
ON Semiconductor Corp.(a) ............................................... 460 42,757
Oracle Corp. .......................................................... 674 71,390
Palo Alto Networks, Inc.(a) ................................................ 197 46,185

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
PTC, Inc.(a) ........................................................... 617 $ 87,417
QUALCOMM, Inc. ..................................................... 500 55,530
Roper Technologies, Inc. .................................................. 232 112,353
Salesforce, Inc.(a) ...................................................... 283 57,387
ServiceNow, Inc.(a) ..................................................... 95 53,101
Skyworks Solutions, Inc. ................................................. 531 52,351
Super Micro Computer, Inc.(a) ............................................. 88 24,131
Synopsys, Inc.(a) ....................................................... 150 68,845
TD SYNNEX Corp. ..................................................... 748 74,695
TE Connectivity Ltd. .................................................... 680 84,000
Teledyne Technologies, Inc.(a) ............................................. 210 85,802
Teradyne, Inc. ......................................................... 532 53,445
Texas Instruments, Inc. ................................................... 456 72,509
Trimble, Inc.(a) ........................................................ 1,216 65,494
Tyler Technologies, Inc.(a) ................................................ 171 66,030
VeriSign, Inc.(a) ........................................................ 509 103,088
Zebra Technologies Corp.(a) ............................................... 168 39,737
Zoom Video Communications, Inc., Class A(a) .................................. 666 46,580
4,387,578
Materials (4.9%):
Air Products and Chemicals, Inc. ............................................ 298 84,453
Albemarle Corp. ....................................................... 223 37,919
Avery Dennison Corp. ................................................... 427 78,000
Ball Corp. ............................................................ 1,089 54,210
Celanese Corp. ......................................................... 459 57,614
CF Industries Holdings, Inc. ............................................... 765 65,591
Corteva, Inc. .......................................................... 1,574 80,526
Crown Holdings, Inc. .................................................... 793 70,165
Dow, Inc. ............................................................ 1,532 78,990
DuPont de Nemours, Inc. ................................................. 1,024 76,380
Eastman Chemical Co. ................................................... 774 59,381
Ecolab, Inc. ........................................................... 479 81,143
FMC Corp. ........................................................... 851 56,991
Freeport-McMoRan, Inc. ................................................. 1,366 50,938
International Paper Co. ................................................... 1,957 69,415
LyondellBasell Industries NV, Class A ........................................ 816 77,275
Martin Marietta Materials, Inc. ............................................. 167 68,550
Nucor Corp. ........................................................... 312 48,781
Packaging Corp. of America ............................................... 492 75,547
PPG Industries, Inc. ..................................................... 528 68,534
Reliance Steel & Aluminum Co. ............................................ 269 70,540
RPM International, Inc. .................................................. 650 61,627
Steel Dynamics, Inc. ..................................................... 448 48,035
The Mosaic Co. ........................................................ 1,355 48,238
The Sherwin-Williams Co. ................................................ 267 68,098
Vulcan Materials Co. .................................................... 380 76,768
Westlake Corp. ........................................................ 466 58,096
1,771,805
Real Estate (0.2%):
CBRE Group, Inc., Class A(a) .............................................. 809 59,753
Utilities (7.4%):
Alliant Energy Corp. .................................................... 1,958 94,865
Ameren Corp. ......................................................... 1,263 94,510
American Electric Power Co., Inc. ........................................... 1,239 93,198
American Water Works Co., Inc. ............................................ 712 88,167
Atmos Energy Corp. ..................................................... 883 93,536
CenterPoint Energy, Inc. .................................................. 3,655 98,137
CMS Energy Corp. ...................................................... 1,759 93,420
Consolidated Edison, Inc. ................................................. 1,232 105,373
Constellation Energy Corp. ................................................ 731 79,737
Dominion Energy, Inc. ................................................... 1,878 83,890

Victory Portfolios II
Victory US 500 Enhanced Volatility Wtd Index Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
DTE Energy Co. ....................................................... 1,009 $ 100,174
Duke Energy Corp. ...................................................... 1,208 106,618
Edison International ..................................................... 1,302 82,404
Entergy Corp. ......................................................... 944 87,320
Essential Utilities, Inc. ................................................... 2,620 89,945
Evergy, Inc. ........................................................... 1,809 91,716
Eversource Energy ...................................................... 1,459 84,841
Exelon Corp. .......................................................... 2,648 100,068
FirstEnergy Corp. ....................................................... 2,748 93,927
NextEra Energy, Inc. .................................................... 1,331 76,253
NiSource, Inc. ......................................................... 3,954 97,585
PG&E Corp.(a) ........................................................ 6,102 98,425
PPL Corp. ............................................................ 4,374 103,051
Public Service Enterprise Group, Inc. ......................................... 1,678 95,495
Sempra Energy ........................................................ 1,478 100,548
The Southern Co. ....................................................... 1,565 101,287
Vistra Corp. ........................................................... 1,916 63,573
WEC Energy Group, Inc. ................................................. 1,217 98,029
Xcel Energy, Inc. ....................................................... 1,773 101,451
2,697,543
Total Common Stocks (Cost $33,367,460) 35,944,305
Investment Companies (0.6%)
Federated Hermes Treasury Obligations Fund, 5.22% (c) ........................... 231,419 231,419
Total Investment Companies (Cost $231,419) 231,419
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(c) ........ 25,769 25,769
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(c) ............ 25,769 25,769
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(c) ............... 25,769 25,769
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(c) . 25,769 25,769
Total Collateral for Securities Loaned (Cost $103,076) 103,076
Total Investments (Cost $33,701,955) — 100.0% 36,278,800
Other assets in excess of liabilities — 0.0%(d) 14,662
NET ASSETS - 100.00% $ 36,293,462
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2023.
(d) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 1 12/15/23 $ 216,804 $ 216,275 $ (529)
Total unrealized appreciation $ —
Total unrealized depreciation (529)
Total net unrealized appreciation (depreciation) $ (529)

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Security Description Shares Value
Common Stocks (83.3%)
Australia (1.9%):
Communication Services (0.3%):
Telstra Group Ltd. ...................................................... 3,391,927 $ 8,378,307
Consumer Staples (0.1%):
Coles Group Ltd. ....................................................... 297,336 2,966,982
Energy (0.4%):
Santos Ltd. ........................................................... 1,235,674 6,227,630
Woodside Energy Group Ltd. .............................................. 215,430 5,007,825
11,235,455
Financials (0.5%):
ANZ Group Holdings Ltd. ................................................ 456,896 7,492,125
Westpac Banking Corp. .................................................. 530,510 7,169,544
14,661,669
Materials (0.6%):
BHP Group Ltd. ........................................................ 204,583 5,745,580
Fortescue Metals Group Ltd. ............................................... 308,918 4,105,514
Rio Tinto Ltd. ......................................................... 79,719 5,748,636
15,599,730
52,842,143
Austria (0.2%):
Energy (0.2%):
OMV AG ............................................................ 98,031 4,681,766
Bermuda (0.0%):(a)
Industrials (0.0%):(a)
Triton International Ltd. .................................................. 8,794 699,563
Brazil (3.1%):
Communication Services (0.6%):
Telefonica Brasil SA ..................................................... 557,200 4,788,134
TIM SA .............................................................. 3,637,100 10,777,611
15,565,745
Consumer Staples (0.6%):
Ambev SA ............................................................ 3,824,800 9,978,931
JBS SA .............................................................. 1,679,100 6,031,514
SLC Agricola SA ....................................................... 226,100 1,772,389
17,782,834
Energy (0.3%):
Petroleo Brasileiro SA, Preference Shares ..................................... 1,299,100 9,353,335
9,353,335
Financials (0.8%):
Banco Bradesco SA ..................................................... 1,471,500 3,707,375
Banco do Brasil SA ..................................................... 625,200 5,870,154
BB Seguridade Participacoes SA ............................................ 1,930,700 11,991,711
Caixa Seguridade Participacoes S/A .......................................... 988,400 2,195,177
23,764,417
Industrials (0.1%):
Cielo SA ............................................................. 2,950,400 2,060,917
Materials (0.4%):
Cia Siderurgica Nacional SA ............................................... 716,700 1,731,525
Suzano SA ............................................................ 267,300 2,887,429
Vale SA .............................................................. 415,200 5,584,035
10,202,989

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Utilities (0.3%):
Engie Brasil Energia SA .................................................. 858,800 $ 7,080,755
85,810,992
Canada (2.2%):
Communication Services (0.6%):
BCE, Inc. ............................................................ 252,427 9,637,243
TELUS Corp.(b) ....................................................... 484,106 7,906,245
17,543,488
Energy (0.4%):
Pembina Pipeline Corp. .................................................. 244,314 7,346,870
Suncor Energy, Inc. ..................................................... 138,797 4,773,734
12,120,604
Financials (0.8%):
Canadian Imperial Bank of Commerce ........................................ 190,685 7,361,472
Great-West Lifeco, Inc. ................................................... 280,735 8,032,812
The Bank of Nova Scotia ................................................. 167,309 7,500,016
22,894,300
Utilities (0.4%):
Emera, Inc. ........................................................... 124,925 4,361,934
Fortis, Inc.(b) .......................................................... 158,950 6,038,017
10,399,951
62,958,343
Chile (0.6%):
Consumer Staples (0.1%):
Cencosud SA .......................................................... 1,135,790 2,154,780
Energy (0.1%):
Empresas Copec SA ..................................................... 372,594 2,643,204
Financials (0.4%):
Banco de Chile ........................................................ 20,246,301 2,061,737
Banco Santander Chile ................................................... 178,962,922 8,285,859
10,347,596
Utilities (0.0%):(a)
Enel Chile SA ......................................................... 26,139,507 1,588,592
16,734,172
China (4.6%):
Consumer Staples (0.1%):
Tingyi Cayman Islands Holding Corp. ........................................ 1,456,000 2,031,841
Energy (1.1%):
China Petroleum & Chemical Corp., Class H ................................... 14,072,000 7,653,794
China Shenhua Energy Co. Ltd., Class H ...................................... 3,185,500 10,307,894
Inner Mongolia Yitai Coal Co. Ltd., Class B(c) .................................. 2,115,569 2,962,445
PetroChina Co. Ltd., Class H .............................................. 8,490,000 6,362,887
Yankuang Energy Group Co. Ltd., Class H ..................................... 2,602,000 4,908,718
32,195,738
Financials (2.7%):
Agricultural Bank of China Ltd., Class H ...................................... 22,466,000 8,354,571
Bank of China Ltd., Class H ............................................... 30,864,000 10,752,689
Bank of Communications Co. Ltd., Class H .................................... 16,010,000 9,670,118
China Cinda Asset Management Co. Ltd., Class H ............................... 9,932,000 997,793
China CITIC Bank Corp. Ltd., Class H ....................................... 23,624,000 10,963,103
China Construction Bank Corp., Class H ...................................... 18,340,000 10,310,203
China Galaxy Securities Co. Ltd., Class H ..................................... 13,827,500 7,111,980
China Merchants Bank Co. Ltd., Class H ...................................... 1,119,500 4,647,872
China Merchants Securities Co. Ltd., Class H(d) ................................. 2,376,600 2,076,622

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
China Minsheng Banking Corp. Ltd., Class H ................................... 6,342,000 $ 2,166,526
Industrial & Commercial Bank of China Ltd., Class H ............................. 15,819,000 7,587,685
74,639,162
Information Technology (0.1%):
China Railway Signal & Communication Corp. Ltd., Class H(d) ..................... 7,064,000 2,249,155
Materials (0.5%):
Anhui Conch Cement Co. Ltd., Class H ....................................... 1,877,000 4,966,062
China Hongqiao Group Ltd.(b) ............................................. 3,728,500 3,630,843
China National Building Material Co. Ltd., Class H .............................. 11,706,000 6,122,208
14,719,113
Real Estate (0.1%):
China Vanke Co. Ltd., Class H ............................................. 3,539,600 3,893,639
129,728,648
Colombia (0.0%):(a)
Utilities (0.0%):(a)
Interconexion Electrica SA ESP ............................................. 321,279 1,175,579
Czech Republic (0.2%):
Financials (0.2%):
Komercni Banka AS ..................................................... 176,220 5,126,414
Utilities (0.0%):(a)
CEZ AS ............................................................. 41,835 1,779,660
6,906,074
Denmark (0.1%):
Industrials (0.1%):
AP Moller - Maersk A/S, Class B ........................................... 2,057 3,700,982
Finland (0.6%):
Financials (0.2%):
Nordea Bank Abp ....................................................... 574,904 6,305,142
Materials (0.3%):
Stora Enso Oyj, Class R .................................................. 343,029 4,298,721
UPM-Kymmene Oyj .................................................... 157,870 5,404,863
9,703,584
Utilities (0.1%):
Fortum Oyj ........................................................... 140,295 1,626,785
17,635,511
France (2.0%):
Communication Services (0.3%):
Orange SA ............................................................ 829,658 9,515,093
Consumer Discretionary (0.2%):
Cie Generale des Etablissements Michelin SCA ................................. 187,304 5,732,020
Energy (0.2%):
TotalEnergies SE ....................................................... 85,735 5,636,247
Financials (1.0%):
Amundi SA(d) ......................................................... 84,099 4,722,924
AXA SA ............................................................. 212,121 6,292,526
BNP Paribas SA ........................................................ 84,249 5,356,344
Credit Agricole SA ...................................................... 512,940 6,305,634
Societe Generale SA ..................................................... 173,371 4,194,589
26,872,017

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Industrials (0.3%):
Bouygues SA .......................................................... 223,756 $ 7,822,465
55,577,842
Germany (1.2%):
Communication Services (0.1%):
Telefonica Deutschland Holding AG ......................................... 1,351,540 2,416,993
Consumer Discretionary (0.4%):
Bayerische Motoren Werke AG ............................................. 58,577 5,948,684
Mercedes-Benz Group AG ................................................ 79,105 5,504,696
11,453,380
Health Care (0.2%):
Bayer AG, Registered Shares .............................................. 101,916 4,893,784
Industrials (0.2%):
Deutsche Post AG ...................................................... 123,624 5,015,421
Materials (0.1%):
Evonik Industries AG .................................................... 226,134 4,124,160
Utilities (0.2%):
E.ON SE ............................................................. 579,045 6,846,851
34,750,589
Hong Kong (1.0%):
Consumer Discretionary (0.0%):(a)
China Education Group Holdings Ltd. ........................................ 749,000 606,992
Industrials (0.0%):(a)
China Merchants Port Holdings Co. Ltd. ...................................... 266,000 330,658
CK Hutchison Holdings Ltd. ............................................... 217,500 1,154,764
1,485,422
Real Estate (0.5%):
Henderson Land Development Co. Ltd. ....................................... 751,000 1,972,157
Sino Land Co. Ltd. ...................................................... 1,532,000 1,722,996
Sun Hung Kai Properties Ltd. .............................................. 487,500 5,201,770
Swire Pacific Ltd., Class A ................................................ 650,500 4,381,595
13,278,518
Utilities (0.5%):
CLP Holdings Ltd. ...................................................... 1,022,000 7,546,572
Hong Kong & China Gas Co. Ltd. ........................................... 8,821,000 6,137,733
13,684,305
29,055,237
India (1.2%):
Communication Services (0.1%):
Indus Towers Ltd.(c) .................................................... 1,022,335 2,356,212
Consumer Discretionary (0.3%):
Bajaj Auto Ltd. ........................................................ 153,839 9,357,644
Consumer Staples (0.2%):
ITC Ltd. ............................................................. 921,007 4,921,265
Energy (0.3%):
Bharat Petroleum Corp. Ltd. ............................................... 1,373,385 5,729,391
Hindustan Petroleum Corp. Ltd.(c) .......................................... 1,182,621 3,630,286
9,359,677
Utilities (0.3%):
NTPC Ltd. ............................................................ 1,877,168 5,541,050

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Power Grid Corp. of India Ltd. ............................................. 1,141,247 $ 2,739,500
8,280,550
34,275,348
Indonesia (0.7%):
Communication Services (0.3%):
PT Telkom Indonesia Persero Tbk ........................................... 27,932,500 6,773,222
Consumer Discretionary (0.1%):
PT Astra International Tbk ................................................ 8,596,100 3,453,825
Consumer Staples (0.0%):(a)
PT Indofood Sukses Makmur Tbk ........................................... 790,400 338,465
Energy (0.2%):
PT Adaro Energy Indonesia Tbk ............................................ 26,111,900 4,804,670
PT Indo Tambangraya Megah Tbk ........................................... 372,700 697,605
5,502,275
Utilities (0.1%):
PT Perusahaan Gas Negara Tbk ............................................. 27,020,400 2,400,831
18,468,618
Ireland (0.2%):
Health Care (0.2%):
Medtronic PLC ........................................................ 79,921 6,262,610
Israel (0.1%):
Financials (0.0%):(a)
Bank Hapoalim BM ..................................................... 130,319 1,161,852
Materials (0.1%):
ICL Group Ltd. ........................................................ 263,468 1,454,796
2,616,648
Italy (1.8%):
Energy (0.2%):
Eni SpA ............................................................. 377,161 6,057,810
Financials (0.9%):
Assicurazioni Generali SpA ............................................... 347,796 7,098,378
Intesa Sanpaolo SpA ..................................................... 1,861,250 4,766,413
Mediobanca Banca di Credito Finanziario SpA .................................. 563,982 7,434,574
Poste Italiane SpA(d) .................................................... 582,094 6,111,915
25,411,280
Utilities (0.7%):
Enel SpA ............................................................. 1,052,398 6,453,203
Snam SpA ............................................................ 1,388,148 6,512,675
Terna - Rete Elettrica Nazionale ............................................ 908,321 6,830,943
19,796,821
51,265,911
Japan (1.3%):
Communication Services (0.5%):
SoftBank Corp. ........................................................ 1,214,800 13,751,310
Consumer Staples (0.4%):
Japan Tobacco, Inc. ..................................................... 420,900 9,685,381
Materials (0.2%):
Nippon Steel Corp. ...................................................... 260,400 6,101,505

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Real Estate (0.2%):
Daiwa House Industry Co. Ltd. ............................................. 234,300 $ 6,289,313
35,827,509
Malaysia (0.9%):
Financials (0.3%):
CIMB Group Holdings Bhd ............................................... 446,700 516,238
Malayan Banking Bhd ................................................... 2,235,100 4,182,788
RHB Bank Bhd ........................................................ 4,305,600 4,976,835
9,675,861
Materials (0.2%):
Petronas Chemicals Group Bhd ............................................. 3,991,500 6,103,055
Utilities (0.4%):
Tenaga Nasional Bhd .................................................... 4,650,100 9,893,219
25,672,135
Mexico (1.1%):
Consumer Staples (0.3%):
Arca Continental SAB de CV .............................................. 215,564 1,958,132
Kimberly-Clark de Mexico SAB de CV, Class A ................................. 3,302,071 6,575,905
8,534,037
Financials (0.4%):
Banco del Bajio SA(d) ................................................... 883,793 2,780,034
Grupo Financiero Banorte SAB de CV, Class O ................................. 878,433 7,365,941
10,145,975
Industrials (0.3%):
Grupo Aeroportuario del Centro Norte SAB de CV ............................... 827,826 8,985,911
Promotora y Operadora de Infraestructura SAB de CV ............................ 37,773 337,680
9,323,591
Materials (0.1%):
Orbia Advance Corp. SAB de CV ........................................... 2,008,772 4,174,446
32,178,049
Netherlands (1.2%):
Communication Services (0.3%):
Koninklijke KPN NV .................................................... 3,025,124 9,965,406
Financials (0.4%):
ABN AMRO Bank NV(d) ................................................. 280,366 3,961,744
ASR Nederland NV ..................................................... 32,603 1,219,743
NN Group NV ......................................................... 156,305 5,010,167
10,191,654
Industrials (0.2%):
Randstad NV .......................................................... 89,319 4,933,847
Real Estate (0.3%):
NEPI Rockcastle NV .................................................... 1,737,989 9,579,438
34,670,345
Norway (0.7%):
Communication Services (0.2%):
Telenor ASA .......................................................... 590,442 6,697,838
Energy (0.2%):
Aker BP ASA ......................................................... 160,593 4,435,526
Materials (0.3%):
Norsk Hydro ASA ...................................................... 709,169 4,439,090

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Yara International ASA ................................................... 141,019 $ 5,326,298
9,765,388
20,898,752
Philippines (0.2%):
Communication Services (0.2%):
PLDT, Inc. ............................................................ 203,935 4,230,976
Poland (0.4%):
Energy (0.3%):
ORLEN SA ........................................................... 504,890 6,769,134
Financials (0.1%):
Powszechny Zaklad Ubezpieczen SA ......................................... 343,333 3,245,219
10,014,353
Portugal (0.4%):
Consumer Staples (0.1%):
Jeronimo Martins SGPS SA ............................................... 188,663 4,236,451
Energy (0.2%):
Galp Energia SGPS SA ................................................... 374,942 5,552,924
Utilities (0.1%):
EDP - Energias de Portugal SA ............................................. 609,956 2,535,817
12,325,192
Russian Federation (0.0%):(a)
Communication Services (0.0%):(a)
Mobile TeleSystems PJSC(c)(e)(f) ........................................... 2,330,210 57,191
Rostelecom PJSC(c)(e)(f) ................................................. 6,752,730 50,072
107,263
Consumer Staples (0.0%):(a)
Magnit PJSC(c)(e)(f) .................................................... 93,217 870
X5 Retail Group NV, GDR(c)(e)(f) .......................................... 201,753 15,821
16,691
Energy (0.0%):(a)
Tatneft PJSC(c)(e)(f) .................................................... 827,565 32,638
Financials (0.0%):(a)
Moscow Exchange MICEX-RTS PJSC(c)(e)(f) .................................. 2,604,790 27,138
Materials (0.0%):(a)
Magnitogorsk Iron & Steel Works PJSC(c)(e)(f) ................................. 4,673,660 —
MMC Norilsk Nickel PJSC(c)(e)(f) .......................................... 14,877 31,291
Novolipetsk Steel PJSC(c)(e)(f) ............................................. 1,477,080 28,924
Polyus PJSC(c)(e)(f) .................................................... 34,403 39,969
Severstal PAO(c)(e)(f) ................................................... 223,944 —
100,184
Utilities (0.0%):(a)
Inter RAO UES PJSC(c)(e)(f) .............................................. 128,274,200 38,181
RusHydro PJSC(c)(e)(f) .................................................. 694,437,000 50,768
88,949
372,863
Singapore (1.0%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 4,968,800 8,797,183
Consumer Staples (0.3%):
Wilmar International Ltd. ................................................. 3,039,400 8,272,908

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Financials (0.2%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 450,100 $ 4,210,283
Industrials (0.2%):
Singapore Airlines Ltd. ................................................... 1,314,100 6,200,256
27,480,630
South Africa (1.7%):
Communication Services (0.1%):
Vodacom Group Ltd. .................................................... 372,252 2,077,932
Energy (0.4%):
Exxaro Resources Ltd. ................................................... 1,051,192 9,555,663
Financials (0.5%):
Absa Group Ltd. ....................................................... 647,839 5,972,734
Nedbank Group Ltd. ..................................................... 656,801 7,007,507
Standard Bank Group Ltd. ................................................ 168,764 1,636,054
14,616,295
Materials (0.7%):
African Rainbow Minerals Ltd. ............................................. 334,463 3,007,473
Anglo American Platinum Ltd. ............................................. 86,633 3,234,727
Impala Platinum Holdings Ltd. ............................................. 831,301 4,332,095
Sasol Ltd. ............................................................ 403,715 5,544,106
Sibanye Stillwater Ltd. ................................................... 2,638,996 4,052,981
20,171,382
46,421,272
South Korea (0.6%):
Consumer Discretionary (0.2%):
Kia Corp. ............................................................ 75,599 4,550,999
Consumer Staples (0.2%):
KT&G Corp. .......................................................... 107,485 6,865,247
Financials (0.2%):
Shinhan Financial Group Co. Ltd. ........................................... 183,633 4,833,605
16,249,851
Spain (0.5%):
Communication Services (0.3%):
Telefonica SA ......................................................... 1,730,611 7,069,168
Utilities (0.2%):
Endesa SA ............................................................ 323,862 6,590,155
13,659,323
Sweden (0.4%):
Financials (0.3%):
Svenska Handelsbanken AB, Class A ......................................... 454,006 4,041,010
Swedbank AB, Class A ................................................... 200,604 3,688,582
7,729,592
Information Technology (0.1%):
Telefonaktiebolaget LM Ericsson, Class B ..................................... 873,917 4,258,898
11,988,490
Switzerland (1.1%):
Communication Services (0.2%):
Swisscom AG, Registered Shares ........................................... 10,526 6,251,944
Financials (0.3%):
Swiss Re AG .......................................................... 69,437 7,133,155

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Industrials (0.2%):
Kuehne + Nagel International AG, Class R ..................................... 21,068 $ 5,987,704
Materials (0.4%):
Glencore PLC ......................................................... 739,108 4,208,166
Holcim AG ........................................................... 101,533 6,500,792
10,708,958
30,081,761
Taiwan (4.5%):
Financials (0.4%):
Cathay Financial Holding Co. Ltd. ........................................... 4,614,000 6,371,844
China Development Financial Holding Corp.(c) ................................. 12,843,000 4,695,665
Yuanta Financial Holding Co. Ltd. ........................................... 631,250 490,432
11,557,941
Industrials (0.2%):
Wan Hai Lines Ltd. ..................................................... 3,601,000 5,395,908
Information Technology (2.6%):
ASE Technology Holding Co. Ltd. ........................................... 1,692,000 5,776,384
Hon Hai Precision Industry Co. Ltd. ......................................... 2,659,000 8,571,780
MediaTek, Inc. ......................................................... 372,000 8,506,173
Micro-Star International Co. Ltd. ............................................ 1,500,000 7,632,042
Nan Ya Printed Circuit Board Corp. .......................................... 290,000 2,403,789
Novatek Microelectronics Corp. ............................................ 588,000 7,722,458
Pegatron Corp. ......................................................... 4,122,000 9,787,278
Powertech Technology, Inc. ................................................ 1,057,000 3,327,172
Realtek Semiconductor Corp. .............................................. 420,000 5,157,651
Synnex Technology International Corp. ....................................... 3,809,000 7,566,116
United Microelectronics Corp. ............................................. 4,626,000 6,496,579
72,947,422
Materials (1.3%):
Asia Cement Corp. ...................................................... 7,197,000 8,866,961
China Steel Corp. ....................................................... 6,841,000 5,354,090
Formosa Plastics Corp. ................................................... 4,904,000 12,124,728
Nan Ya Plastics Corp. .................................................... 4,377,000 9,031,125
35,376,904
125,278,175
Thailand (1.7%):
Communication Services (0.4%):
Intouch Holdings PCL ................................................... 4,682,500 9,461,101
Energy (0.8%):
Banpu PCL ........................................................... 6,333,900 1,388,623
PTT Exploration & Production PCL .......................................... 1,559,000 7,275,697
PTT PCL ............................................................. 9,321,700 8,550,806
Thai Oil PCL .......................................................... 4,514,800 6,222,443
23,437,569
Real Estate (0.4%):
Land & Houses PCL ..................................................... 48,244,100 10,317,766
Utilities (0.1%):
Ratch Group PCL(b) .................................................... 3,747,500 3,237,924
46,454,360
Turkey (0.2%):
Energy (0.1%):
Turkiye Petrol Rafinerileri A/S ............................................. 542,863 3,146,746

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Financials (0.1%):
Yapi ve Kredi Bankasi A/S ................................................ 4,406,494 $ 2,959,773
6,106,519
United Kingdom (2.8%):
Communication Services (0.3%):
BT Group PLC ........................................................ 2,994,143 4,251,170
Vodafone Group PLC .................................................... 5,482,549 5,138,499
9,389,669
Consumer Staples (0.7%):
British American Tobacco PLC ............................................. 212,214 6,662,145
Imperial Brands PLC .................................................... 305,312 6,192,668
Tesco PLC ............................................................ 2,338,007 7,518,929
20,373,742
Energy (0.2%):
BP PLC .............................................................. 746,928 4,813,856
Financials (0.7%):
Admiral Group PLC ..................................................... 78,349 2,263,885
HSBC Holdings PLC .................................................... 789,949 6,180,639
Lloyds Banking Group PLC ............................................... 10,899,598 5,856,420
NatWest Group PLC ..................................................... 1,689,201 4,831,260
19,132,204
Health Care (0.3%):
GSK PLC ............................................................ 446,615 8,079,630
Materials (0.3%):
Anglo American PLC .................................................... 143,080 3,928,274
Evraz PLC(c)(e)(f) ...................................................... 753,373 372,211
Rio Tinto PLC ......................................................... 79,485 4,990,239
9,290,724
Utilities (0.3%):
National Grid PLC ...................................................... 624,569 7,468,210
78,548,035
United States (40.9%):
Communication Services (1.1%):
Cogent Communications Holdings, Inc. ....................................... 90,009 5,571,557
John Wiley & Sons, Inc., Class A ............................................ 159,194 5,917,241
Omnicom Group, Inc. .................................................... 69,109 5,147,238
Shutterstock, Inc. ....................................................... 108,612 4,132,687
The Interpublic Group of Cos., Inc. .......................................... 151,788 4,350,244
Verizon Communications, Inc. .............................................. 180,204 5,840,412
30,959,379
Consumer Discretionary (4.4%):
Best Buy Co., Inc. ...................................................... 71,231 4,948,418
Bloomin' Brands, Inc. .................................................... 205,994 5,065,392
Carter's, Inc. .......................................................... 99,647 6,890,590
Cracker Barrel Old Country Store, Inc. ........................................ 77,398 5,201,146
Darden Restaurants, Inc. .................................................. 53,363 7,642,649
Dine Brands Global, Inc. ................................................. 19,393 958,984
Ford Motor Co. ........................................................ 320,800 3,984,336
Guess?, Inc. ........................................................... 50,200 1,086,328
Jack in the Box, Inc. ..................................................... 75,148 5,189,721
Kontoor Brands, Inc. .................................................... 95,949 4,213,121
La-Z-Boy, Inc. ......................................................... 179,099 5,530,577
LCI Industries ......................................................... 47,525 5,580,385
Levi Strauss & Co., Class A ............................................... 388,498 5,275,803
MDC Holdings, Inc. ..................................................... 137,657 5,675,598
Monro, Inc. ........................................................... 33,414 927,907

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Nordstrom, Inc. ........................................................ 241,303 $ 3,605,067
Oxford Industries, Inc. ................................................... 30,705 2,951,672
Papa John's International, Inc. .............................................. 80,730 5,507,401
Patrick Industries, Inc. ................................................... 72,387 5,433,368
Red Rock Resorts, Inc., Class A ............................................. 148,302 6,080,382
Steven Madden Ltd. ..................................................... 181,436 5,764,222
Strategic Education, Inc. .................................................. 90,512 6,811,028
The Buckle, Inc. ........................................................ 184,175 6,149,603
The Cheesecake Factory, Inc. .............................................. 179,410 5,436,123
Travel + Leisure Co. ..................................................... 154,372 5,670,083
Upbound Group, Inc. .................................................... 29,041 855,257
122,435,161
Consumer Staples (4.6%):
Altria Group, Inc. ....................................................... 198,146 8,332,039
Campbell Soup Co. ..................................................... 173,800 7,139,704
Conagra Brands, Inc. .................................................... 286,547 7,857,119
Fresh Del Monte Produce, Inc. ............................................. 287,073 7,417,966
General Mills, Inc. ...................................................... 112,800 7,218,072
J & J Snack Foods Corp. .................................................. 45,948 7,519,390
Kellanova ............................................................ 156,596 9,319,028
Kimberly-Clark Corp. .................................................... 74,334 8,983,264
Medifast, Inc. ......................................................... 10,784 807,183
Nu Skin Enterprises, Inc., Class A ........................................... 276,762 5,870,122
Philip Morris International, Inc. ............................................. 91,662 8,486,068
Target Corp. .......................................................... 43,200 4,776,624
The Clorox Co. ........................................................ 38,970 5,107,408
The Coca-Cola Co. ...................................................... 194,356 10,880,049
The Kraft Heinz Co. ..................................................... 270,447 9,097,837
Tyson Foods, Inc., Class A ................................................ 92,361 4,663,307
Universal Corp. ........................................................ 202,280 9,549,639
Vector Group Ltd. ...................................................... 553,263 5,886,718
128,911,537
Energy (4.1%):
Archrock, Inc. ......................................................... 472,558 5,954,231
Chevron Corp. ......................................................... 37,626 6,344,496
Comstock Resources, Inc. ................................................. 338,664 3,735,464
ConocoPhillips ........................................................ 39,200 4,696,160
CONSOL Energy, Inc. ................................................... 47,115 4,942,835
Coterra Energy, Inc. ..................................................... 162,930 4,407,257
Crescent Energy Co., Class A(b) ............................................ 381,626 4,823,753
CVR Energy, Inc. ....................................................... 148,327 5,047,568
Devon Energy Corp. ..................................................... 76,910 3,668,607
Diamondback Energy, Inc. ................................................ 29,900 4,630,912
EOG Resources, Inc. .................................................... 35,594 4,511,895
Exxon Mobil Corp. ..................................................... 49,275 5,793,754
HF Sinclair Corp. ....................................................... 70,500 4,013,565
Kinder Morgan, Inc. ..................................................... 463,634 7,687,052
Kinetik Holdings, Inc.(b) ................................................. 191,692 6,469,605
Northern Oil and Gas, Inc. ................................................ 117,062 4,709,404
ONEOK, Inc. .......................................................... 87,280 5,536,170
Phillips 66 ............................................................ 42,245 5,075,737
Pioneer Natural Resources Co. ............................................. 20,778 4,769,590
Sitio Royalties Corp., Class A .............................................. 230,015 5,568,663
The Williams Cos., Inc. .................................................. 201,364 6,783,953
Valero Energy Corp. ..................................................... 31,992 4,533,586
World Kinect Corp. ..................................................... 81,546 1,829,077
115,533,334
Financials (9.2%):
Ally Financial, Inc. ...................................................... 6,066 161,841
Ares Management Corp., Class A ........................................... 3,328 342,351
Artisan Partners Asset Management, Inc., Class A ................................ 196,068 7,336,865

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Associated Banc-Corp. ................................................... 419,810 $ 7,182,949
Atlantic Union Bankshares Corp. ............................................ 97,121 2,795,142
B Riley Financial, Inc.(b) ................................................. 55,274 2,265,681
Bank of America Corp. ................................................... 186,200 5,098,156
Bank of Hawaii Corp.(b) .................................................. 138,071 6,860,748
Blackstone, Inc. ........................................................ 39,048 4,183,603
Bread Financial Holdings, Inc. ............................................. 116,286 3,976,981
Citigroup, Inc. ......................................................... 130,136 5,352,494
Citizens Financial Group, Inc. .............................................. 127,446 3,415,553
CME Group, Inc. ....................................................... 36,902 7,388,519
Columbia Banking System, Inc. ............................................ 309,557 6,284,007
Corebridge Financial, Inc. ................................................. 224,800 4,439,800
CVB Financial Corp. .................................................... 235,549 3,903,047
Fidelity National Financial, Inc. ............................................ 142,370 5,879,881
Fifth Third Bancorp ..................................................... 142,117 3,599,824
First Financial Bancorp ................................................... 402,889 7,896,624
First Hawaiian, Inc. ..................................................... 347,925 6,280,046
First Interstate BancSystem, Inc., Class A ...................................... 151,382 3,775,467
Franklin Resources, Inc. .................................................. 194,978 4,792,559
Fulton Financial Corp. ................................................... 564,267 6,833,273
Hope Bancorp, Inc. ..................................................... 680,000 6,018,000
Huntington Bancshares, Inc. ............................................... 343,727 3,574,761
Independent Bank Corp. .................................................. 59,547 2,923,162
Jackson Financial, Inc., Class A ............................................. 138,062 5,276,730
KeyCorp ............................................................. 218,813 2,354,428
Lazard Ltd., Class A ..................................................... 42,040 1,303,660
M&T Bank Corp. ....................................................... 33,828 4,277,551
MetLife, Inc. .......................................................... 77,500 4,875,525
Moelis & Co., Class A ................................................... 135,961 6,135,920
Morgan Stanley ........................................................ 68,431 5,588,760
Navient Corp. ......................................................... 74,564 1,283,992
Northern Trust Corp. .................................................... 55,318 3,843,495
Northwest Bancshares, Inc. ................................................ 767,993 7,856,568
Pacific Premier Bancorp, Inc. .............................................. 266,562 5,800,389
PacWest Bancorp(b) ..................................................... 151,951 1,201,932
Principal Financial Group, Inc. ............................................. 67,278 4,848,726
Provident Financial Services, Inc. ........................................... 377,949 5,778,840
Prudential Financial, Inc. ................................................. 56,900 5,399,241
Radian Group, Inc. ...................................................... 94,435 2,371,263
Regions Financial Corp. .................................................. 235,751 4,054,917
Sandy Spring Bancorp, Inc. ................................................ 255,880 5,483,508
State Street Corp. ....................................................... 62,700 4,198,392
T. Rowe Price Group, Inc. ................................................. 40,868 4,285,827
Texas Capital Bancshares, Inc.(c) ........................................... 16,731 985,456
The Bank of New York Mellon Corp. ......................................... 123,200 5,254,480
The Carlyle Group, Inc. .................................................. 120,772 3,642,484
The Goldman Sachs Group, Inc. ............................................ 18,200 5,888,974
The PNC Financial Services Group, Inc. ...................................... 37,944 4,658,385
TPG, Inc. ............................................................ 124,976 3,764,277
Truist Financial Corp. .................................................... 105,574 3,020,472
U.S. Bancorp .......................................................... 98,298 3,249,732
UWM Holdings Corp.(b) ................................................. 872,362 4,230,956
Virtu Financial, Inc., Class A ............................................... 372,544 6,433,835
Wells Fargo & Co. ...................................................... 118,700 4,850,082
WesBanco, Inc. ........................................................ 206,910 5,052,742
259,812,873
Health Care (2.1%):
AbbVie, Inc. .......................................................... 47,492 7,079,157
Amgen, Inc. ........................................................... 28,014 7,529,043
Bristol-Myers Squibb Co. ................................................. 130,844 7,594,186
CVS Health Corp. ...................................................... 88,800 6,200,016
Gilead Sciences, Inc. .................................................... 93,715 7,023,002
Patterson Cos., Inc. ..................................................... 217,156 6,436,504

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Pfizer, Inc. ............................................................ 192,942 $ 6,399,886
Premier, Inc., Class A .................................................... 285,790 6,144,485
Viatris, Inc. ........................................................... 534,240 5,267,606
59,673,885
Industrials (3.0%):
CSG Systems International, Inc. ............................................ 80,442 4,112,195
FTAI Aviation Ltd. ...................................................... 126,648 4,502,336
GATX Corp. .......................................................... 43,722 4,758,265
H&E Equipment Services, Inc. ............................................. 103,282 4,460,750
HNI Corp. ............................................................ 200,004 6,926,139
Insperity, Inc. .......................................................... 56,850 5,548,560
Kennametal, Inc. ....................................................... 227,149 5,651,467
Kforce, Inc. ........................................................... 110,625 6,599,888
ManpowerGroup, Inc. ................................................... 97,232 7,129,050
MillerKnoll, Inc. ....................................................... 240,792 5,887,364
MSC Industrial Direct Co., Inc. ............................................. 96,101 9,432,313
Stanley Black & Decker, Inc. .............................................. 44,945 3,756,503
Trinity Industries, Inc. ................................................... 220,221 5,362,381
TTEC Holdings, Inc. .................................................... 159,612 4,185,027
United Parcel Service, Inc., Class B .......................................... 35,661 5,558,480
83,870,718
Information Technology (1.3%):
Avnet, Inc. ............................................................ 125,500 6,047,845
Corning, Inc. .......................................................... 184,548 5,623,178
HP, Inc. .............................................................. 177,952 4,573,366
InterDigital, Inc. ....................................................... 1,498 120,200
International Business Machines Corp. ........................................ 56,241 7,890,612
Juniper Networks, Inc. ................................................... 204,200 5,674,718
Texas Instruments, Inc. ................................................... 33,300 5,295,033
35,224,952
Materials (2.3%):
Avient Corp. .......................................................... 144,528 5,104,729
Cabot Corp. ........................................................... 15,100 1,045,977
Dow, Inc. ............................................................ 113,802 5,867,631
Eastman Chemical Co. ................................................... 57,466 4,408,792
Greif, Inc., Class A ...................................................... 105,640 7,057,808
International Paper Co. ................................................... 146,735 5,204,690
LyondellBasell Industries NV, Class A ........................................ 60,670 5,745,449
Mativ Holdings, Inc. ..................................................... 121,155 1,727,670
NewMarket Corp. ...................................................... 20,770 9,451,181
Packaging Corp. of America ............................................... 36,876 5,662,310
Sensient Technologies Corp. ............................................... 128,873 7,536,493
Sylvamo Corp. ......................................................... 54,200 2,381,548
Worthington Industries, Inc. ............................................... 38,113 2,356,146
63,550,424
Real Estate (0.2%):
Kennedy-Wilson Holdings, Inc. ............................................. 401,837 5,923,077
Utilities (8.6%):
ALLETE, Inc. ......................................................... 170,795 9,017,976
Alliant Energy Corp. .................................................... 145,492 7,049,087
American Electric Power Co., Inc. ........................................... 92,003 6,920,466
Avista Corp. .......................................................... 269,748 8,731,743
Brookfield Renewable Corp., Class A ......................................... 193,058 4,621,394
California Water Service Group ............................................. 16,400 775,884
Clearway Energy, Inc., Class C ............................................. 343,374 7,265,794
CMS Energy Corp. ...................................................... 130,715 6,942,274
Consolidated Edison, Inc. ................................................. 91,566 7,831,640
Dominion Energy, Inc. ................................................... 139,531 6,232,850
DTE Energy Co. ....................................................... 74,964 7,442,426
Duke Energy Corp. ...................................................... 89,737 7,920,188

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Edison International ..................................................... 96,701 $ 6,120,206
Entergy Corp. ......................................................... 70,099 6,484,157
Evergy, Inc. ........................................................... 134,411 6,814,638
Eversource Energy ...................................................... 108,399 6,303,402
Exelon Corp. .......................................................... 196,743 7,434,918
FirstEnergy Corp. ....................................................... 204,113 6,976,582
MGE Energy, Inc. ...................................................... 124,155 8,505,859
New Jersey Resources Corp. ............................................... 91,083 3,700,702
NiSource, Inc. ......................................................... 293,769 7,250,219
Northwest Natural Holding Co. ............................................. 231,479 8,833,239
Northwestern Energy Group, Inc. ........................................... 207,349 9,965,193
ONE Gas, Inc. ......................................................... 107,045 7,309,032
Otter Tail Corp. ........................................................ 80,771 6,132,134
Portland General Electric Co. .............................................. 212,915 8,618,799
PPL Corp. ............................................................ 324,948 7,655,775
Public Service Enterprise Group, Inc. ......................................... 123,075 7,004,198
Sempra Energy ........................................................ 109,822 7,471,191
SJW Group ........................................................... 131,053 7,877,596
Spire, Inc. ............................................................ 163,774 9,266,333
The Southern Co. ....................................................... 117,112 7,579,489
WEC Energy Group, Inc. ................................................. 90,440 7,284,942
Xcel Energy, Inc. ....................................................... 131,728 7,537,476
242,877,802
1,148,773,142
Total Common Stocks (Cost $2,455,630,919) 2,342,378,308
Collateral for Securities Loaned (0.9%)^
United States (0.9%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(g) ........ 6,433,851 6,433,851
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(g) ............ 6,433,851 6,433,851
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(g) ............... 6,433,851 6,433,851
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(g) . 6,433,850 6,433,850
Total Collateral for Securities Loaned (Cost $25,735,403) 25,735,403
Total Investments (Cost $2,481,366,322) — 84.2% 2,368,113,711
Other assets in excess of liabilities — 15.8% 444,295,455
NET ASSETS - 100.00% $ 2,812,409,166
^ Purchased with cash collateral from securities on loan.
(a) Amount represents less than 0.05% of net assets.
(b) All or a portion of this security is on loan.
(c) Non-income producing security.
(d) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$21,902,394 and amounted to 0.8% of net assets.

Victory Portfolios II
Victory Market Neutral Income Fund

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 4,339,844
Inter RAO UES PJSC .........................................
3/19/2021
7,868,060
Magnit PJSC ...............................................
8/22/2019
6,809,485
Magnitogorsk Iron & Steel Works PJSC ............................
9/17/2021
4,370,482
MMC Norilsk Nickel PJSC .....................................
9/19/2014
4,446,120
Mobile TeleSystems PJSC .....................................
5/15/2020
9,690,609
Moscow Exchange MICEX-RTS PJSC ............................
9/17/2021
5,924,069
Novolipetsk Steel PJSC .......................................
9/17/2021
4,421,417
Polyus PJSC ...............................................
9/17/2021
6,022,105
Rostelecom PJSC ............................................
9/18/2020
8,205,300
RusHydro PJSC .............................................
9/18/2020
7,349,118
Severstal PAO ..............................................
3/17/2017
4,076,024
Tatneft PJSC ...............................................
9/15/2017
5,787,174
X5 Retail Group NV, GDR .....................................
9/18/2020
5,468,213
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2023.
(f) Security was fair valued using significant unobservable inputs as of September 30, 2023.
(g) Rate disclosed is the daily yield on September 30, 2023.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 4,943 12/15/23 $ 1,530,508,974 $ 1,469,702,190 $ (60,806,784)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 5,153 12/15/23 $ 544,928,939 $ 525,992,475 $ 18,936,464
E-Mini MSCI Emerging Markets Index
Futures .......................... 10,852 12/15/23 536,475,201 518,454,300 18,020,901
E-Mini Russell 2000 Index Futures ...... 5,592 12/15/23 523,344,426 502,888,560 20,455,866
E-Mini S&P 500 Futures .............. 10,206 12/15/23 2,301,819,181 2,207,302,650 94,516,531
$ 151,929,762
Total unrealized appreciation $ 151,929,762
Total unrealized depreciation (60,806,784)
Total net unrealized appreciation (depreciation) $ 91,122,978

Schedule of Portfolio Investments
September 30, 2023
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Security Description Shares Value
Common Stocks (99.5%)
Communication Services (3.2%):
Alphabet, Inc. , Class A (a) ................................................. 6,238 $ 816,305
Charter Communications, Inc. , Class A (a) ..................................... 1,702 748,574
Comcast Corp. , Class A .................................................. 24,068 1,067,175
Electronic Arts, Inc. ..................................................... 10,180 1,225,672
Fox Corp. , Class A ...................................................... 35,017 1,092,530
Liberty Broadband Corp. , Class C (a) ......................................... 7,864 718,140
Liberty Media Corp.-Liberty Formula One (a) ................................... 14,858 925,653
Live Nation Entertainment, Inc. (a) ........................................... 9,632 799,841
Match Group, Inc. (a) .................................................... 13,383 524,279
Meta Platforms, Inc. , Class A (a) ............................................ 2,034 610,627
Netflix, Inc. (a) ......................................................... 1,606 606,426
News Corp. , Class A ..................................................... 42,633 855,218
Omnicom Group, Inc. .................................................... 12,806 953,791
The Interpublic Group of Cos., Inc. .......................................... 28,057 804,114
The Trade Desk, Inc. , Class A (a) ............................................ 5,746 449,050
The Walt Disney Co. (a) .................................................. 11,502 932,237
T-Mobile U.S., Inc. ...................................................... 9,859 1,380,753
Verizon Communications, Inc. .............................................. 34,087 1,104,760
Warner Music Group Corp. , Class A ......................................... 23,819 747,917
16,363,062
Consumer Discretionary (9.7%):
Airbnb, Inc. , Class A (a) .................................................. 4,672 641,045
Amazon.com, Inc. (a) .................................................... 5,666 720,262
Aptiv PLC (a) .......................................................... 8,973 884,648
Aramark ............................................................. 25,416 881,935
AutoZone, Inc. (a) ....................................................... 516 1,310,635
Best Buy Co., Inc. ...................................................... 13,481 936,525
Booking Holdings, Inc. (a) ................................................. 332 1,023,871
BorgWarner, Inc. ....................................................... 22,838 921,978
Burlington Stores, Inc. (a) ................................................. 4,898 662,699
Caesars Entertainment, Inc. (a) .............................................. 10,685 495,250
CarMax, Inc. (a) ........................................................ 7,885 557,706
Chewy, Inc. , Class A (a) (b) ................................................ 20,524 374,768
Chipotle Mexican Grill, Inc. (a) ............................................. 489 895,765
Churchill Downs, Inc. .................................................... 7,218 837,577
Darden Restaurants, Inc. .................................................. 10,103 1,446,952
Deckers Outdoor Corp. (a) ................................................. 1,933 993,736
Dick's Sporting Goods, Inc. ................................................ 5,393 585,572
Domino's Pizza, Inc. ..................................................... 2,247 851,141
DR Horton, Inc. ........................................................ 8,546 918,439
eBay, Inc. ............................................................ 20,370 898,113
Expedia Group, Inc. (a) ................................................... 6,151 633,984
Five Below, Inc. (a) ...................................................... 5,246 844,081
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 6,908 625,174
Ford Motor Co. ........................................................ 60,691 753,782
Garmin Ltd. ........................................................... 12,980 1,365,496
General Motors Co. ..................................................... 23,511 775,158
Genuine Parts Co. ...................................................... 7,874 1,136,848
Hilton Worldwide Holdings, Inc. ............................................ 8,176 1,227,872
Hyatt Hotels Corp. , Class A ................................................ 7,912 839,305
Las Vegas Sands Corp. ................................................... 16,477 755,306
Lennar Corp. , Class A .................................................... 8,847 992,899
LKQ Corp. ........................................................... 24,845 1,230,076
Lowe's Cos., Inc. ....................................................... 4,955 1,029,847
Marriott International, Inc. , Class A .......................................... 5,395 1,060,441
McDonald's Corp. ...................................................... 7,252 1,910,467
MGM Resorts International ................................................ 18,922 695,573
NIKE, Inc. , Class B ..................................................... 9,470 905,521
NVR, Inc. (a) .......................................................... 205 1,222,476
O'Reilly Automotive, Inc. (a) ............................................... 1,477 1,342,386
Penske Automotive Group, Inc. ............................................. 5,331 890,597

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Pool Corp. ............................................................ 2,244 $ 799,088
PulteGroup, Inc. ........................................................ 11,754 870,384
Ross Stores, Inc. ....................................................... 11,006 1,243,128
Service Corp. International ................................................ 21,243 1,213,825
Starbucks Corp. ........................................................ 12,848 1,172,637
Tesla, Inc. (a) .......................................................... 1,739 435,133
The Home Depot, Inc. ................................................... 3,701 1,118,294
The TJX Cos., Inc. ...................................................... 17,926 1,593,263
Tractor Supply Co. ...................................................... 5,222 1,060,327
Ulta Beauty, Inc. (a) ..................................................... 2,385 952,688
Yum! Brands, Inc. ...................................................... 13,482 1,684,441
49,219,114
Consumer Staples (9.9%):
Altria Group, Inc. ....................................................... 37,489 1,576,412
Archer-Daniels-Midland Co. ............................................... 15,016 1,132,507
Brown-Forman Corp. , Class B ............................................. 20,969 1,209,702
Bunge Ltd. ........................................................... 7,546 816,854
Campbell Soup Co. ..................................................... 32,884 1,350,875
Church & Dwight Co., Inc. ................................................ 15,840 1,451,419
Colgate-Palmolive Co. ................................................... 22,858 1,625,432
Conagra Brands, Inc. .................................................... 54,218 1,486,658
Costco Wholesale Corp. .................................................. 2,555 1,443,473
Coty, Inc. , Class A (a) .................................................... 75,642 829,793
Darling Ingredients, Inc. (a) ................................................ 13,034 680,375
Dollar General Corp. .................................................... 5,786 612,159
Dollar Tree, Inc. (a) ...................................................... 7,087 754,411
General Mills, Inc. ...................................................... 21,440 1,371,946
Hormel Foods Corp. ..................................................... 39,276 1,493,666
Kellanova ............................................................ 29,657 1,764,888
Keurig Dr Pepper, Inc. ................................................... 49,630 1,566,819
Kimberly-Clark Corp. .................................................... 14,066 1,699,876
Lamb Weston Holdings, Inc. ............................................... 12,829 1,186,169
McCormick & Co., Inc. .................................................. 14,527 1,098,822
Molson Coors Beverage Co. , Class B ......................................... 18,250 1,160,517
Mondelez International, Inc. , Class A ......................................... 23,164 1,607,582
Monster Beverage Corp. (a) ................................................ 23,885 1,264,711
PepsiCo, Inc. .......................................................... 11,099 1,880,615
Performance Food Group Co. (a) ............................................ 18,538 1,091,147
Philip Morris International, Inc. ............................................. 17,343 1,605,615
Sysco Corp. ........................................................... 20,951 1,383,813
Target Corp. .......................................................... 8,175 903,910
The Clorox Co. ........................................................ 7,199 943,501
The Coca-Cola Co. ...................................................... 37,433 2,095,499
The Estee Lauder Cos., Inc. ............................................... 4,938 713,788
The Hershey Co. ....................................................... 7,618 1,524,209
The Kraft Heinz Co. ..................................................... 51,165 1,721,191
The Kroger Co. ........................................................ 29,559 1,322,765
The Procter & Gamble Co. ................................................ 12,073 1,760,968
Tyson Foods, Inc. , Class A ................................................ 17,346 875,799
U.S. Foods Holding Corp. (a) ............................................... 27,987 1,111,084
Walmart, Inc. .......................................................... 12,118 1,938,032
50,057,002
Energy (4.9%):
APA Corp. ............................................................ 14,655 602,320
Baker Hughes Co. ...................................................... 25,316 894,161
Cheniere Energy, Inc. .................................................... 5,608 930,704
Chesapeake Energy Corp. ................................................. 9,280 800,214
Chevron Corp. ......................................................... 7,273 1,226,373
ConocoPhillips ........................................................ 7,411 887,838
Coterra Energy, Inc. ..................................................... 30,275 818,939
Devon Energy Corp. ..................................................... 14,556 694,321
Diamondback Energy, Inc. ................................................ 5,662 876,930

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
EOG Resources, Inc. .................................................... 6,716 $ 851,320
EQT Corp. ............................................................ 15,510 629,396
Exxon Mobil Corp. ..................................................... 9,395 1,104,664
Halliburton Co. ........................................................ 17,344 702,432
Hess Corp. ............................................................ 5,233 800,649
HF Sinclair Corp. ....................................................... 13,334 759,105
Kinder Morgan, Inc. ..................................................... 87,723 1,454,447
Marathon Oil Corp. ..................................................... 28,061 750,632
Marathon Petroleum Corp. ................................................ 5,896 892,301
Occidental Petroleum Corp. ............................................... 15,399 999,087
ONEOK, Inc. .......................................................... 16,506 1,046,975
Ovintiv, Inc. .......................................................... 12,505 594,863
Phillips 66 ............................................................ 7,853 943,538
Pioneer Natural Resources Co. ............................................. 3,883 891,343
Schlumberger NV ...................................................... 12,729 742,101
Targa Resources Corp. ................................................... 12,051 1,033,012
Texas Pacific Land Corp. ................................................. 384 700,247
The Williams Cos., Inc. .................................................. 37,417 1,260,579
Valero Energy Corp. ..................................................... 6,047 856,920
24,745,411
Financials (15.6%):
Aflac, Inc. ............................................................ 16,914 1,298,149
American Express Co. ................................................... 6,162 919,309
American Financial Group, Inc. ............................................. 9,802 1,094,589
American International Group, Inc. .......................................... 16,244 984,386
Ameriprise Financial, Inc. ................................................. 2,933 966,951
Aon PLC , Class A ...................................................... 4,403 1,427,541
Apollo Global Management, Inc. ............................................ 9,162 822,381
Arch Capital Group Ltd. (a) ................................................ 14,125 1,125,904
Ares Management Corp. , Class A ........................................... 8,739 898,981
Arthur J. Gallagher & Co. ................................................. 6,500 1,481,545
Bank of America Corp. ................................................... 35,990 985,406
Berkshire Hathaway, Inc. , Class B (a) ......................................... 4,734 1,658,320
BlackRock, Inc. ........................................................ 1,734 1,121,014
Blackstone, Inc. ........................................................ 7,253 777,086
Brown & Brown, Inc. .................................................... 17,810 1,243,850
Capital One Financial Corp. ............................................... 7,767 753,787
Cboe Global Markets, Inc. ................................................ 10,164 1,587,718
Chubb Ltd. ........................................................... 6,273 1,305,913
Cincinnati Financial Corp. ................................................ 8,917 912,120
Citigroup, Inc. ......................................................... 24,763 1,018,502
Citizens Financial Group, Inc. .............................................. 23,538 630,818
CME Group, Inc. ....................................................... 6,985 1,398,537
Corebridge Financial, Inc. ................................................. 42,539 840,145
Discover Financial Services ............................................... 8,176 708,287
Equitable Holdings, Inc. .................................................. 28,109 798,015
Erie Indemnity Co. , Class A ............................................... 2,988 877,845
Everest Group Ltd. ...................................................... 2,814 1,045,879
FactSet Research Systems, Inc. ............................................. 2,638 1,153,492
Fidelity National Financial, Inc. ............................................ 26,213 1,082,597
Fifth Third Bancorp ..................................................... 26,648 674,994
First Citizens BancShares, Inc. , Class A ....................................... 271 374,007
Fiserv, Inc. (a) .......................................................... 9,707 1,096,503
FleetCor Technologies, Inc. (a) .............................................. 3,421 873,518
Franklin Resources, Inc. .................................................. 36,886 906,658
Global Payments, Inc. .................................................... 6,525 752,920
Globe Life, Inc. ........................................................ 12,112 1,316,938
Huntington Bancshares, Inc. ............................................... 64,317 668,897
Interactive Brokers Group, Inc. ............................................. 9,855 853,049
Intercontinental Exchange, Inc. ............................................. 12,315 1,354,896
JPMorgan Chase & Co. .................................................. 8,123 1,177,997
KeyCorp ............................................................. 39,871 429,012
Loews Corp. .......................................................... 22,163 1,403,140

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
LPL Financial Holdings, Inc. ............................................... 3,193 $ 758,816
M&T Bank Corp. ....................................................... 6,405 809,912
Markel Group, Inc. (a) .................................................... 874 1,286,956
Marsh & McLennan Cos., Inc. ............................................. 8,176 1,555,893
Mastercard, Inc. , Class A ................................................. 3,719 1,472,389
MetLife, Inc. .......................................................... 14,658 922,135
Moody's Corp. ......................................................... 3,531 1,116,396
Morgan Stanley ........................................................ 12,953 1,057,872
Morningstar, Inc. ....................................................... 3,528 826,399
MSCI, Inc. ........................................................... 1,558 799,379
Nasdaq, Inc. .......................................................... 20,539 997,990
Northern Trust Corp. .................................................... 10,264 713,143
PayPal Holdings, Inc. (a) .................................................. 11,360 664,106
Principal Financial Group, Inc. ............................................. 12,293 885,957
Prudential Financial, Inc. ................................................. 10,772 1,022,155
Raymond James Financial, Inc. ............................................. 9,038 907,686
Regions Financial Corp. .................................................. 43,813 753,584
RenaissanceRe Holdings Ltd. .............................................. 4,687 927,651
Ryan Specialty Holdings, Inc. (a) ............................................ 22,496 1,088,806
S&P Global, Inc. ....................................................... 3,020 1,103,538
State Street Corp. ....................................................... 11,858 794,012
Synchrony Financial ..................................................... 24,716 755,568
T. Rowe Price Group, Inc. ................................................. 7,734 811,065
The Bank of New York Mellon Corp. ......................................... 23,307 994,044
The Carlyle Group, Inc. .................................................. 22,825 688,402
The Charles Schwab Corp. ................................................ 10,221 561,133
The Goldman Sachs Group, Inc. ............................................ 3,438 1,112,434
The Hartford Financial Services Group, Inc. .................................... 16,154 1,145,480
The PNC Financial Services Group, Inc. ...................................... 7,180 881,489
The Progressive Corp. ................................................... 6,372 887,620
The Travelers Cos., Inc. .................................................. 7,676 1,253,568
Tradeweb Markets, Inc. , Class A ............................................ 10,735 860,947
Truist Financial Corp. .................................................... 19,763 565,419
U.S. Bancorp .......................................................... 18,423 609,064
Unum Group .......................................................... 17,731 872,188
UWM Holdings Corp. ................................................... 92,546 448,848
Visa, Inc. , Class A ...................................................... 6,836 1,572,348
W. R. Berkley Corp. ..................................................... 19,701 1,250,816
Wells Fargo & Co. ...................................................... 22,743 929,279
79,466,083
Health Care (13.7%):
Abbott Laboratories ..................................................... 13,022 1,261,181
AbbVie, Inc. .......................................................... 8,993 1,340,497
Agilent Technologies, Inc. ................................................. 8,878 992,738
Align Technology, Inc. (a) ................................................. 1,402 428,059
Amgen, Inc. ........................................................... 5,272 1,416,903
Avantor, Inc. (a) ........................................................ 37,776 796,318
Becton Dickinson & Co. .................................................. 5,415 1,399,940
Biogen, Inc. (a) ......................................................... 4,893 1,257,550
BioMarin Pharmaceutical, Inc. (a) ........................................... 10,837 958,858
Bio-Techne Corp. ....................................................... 11,164 759,933
Boston Scientific Corp. (a) ................................................. 27,185 1,435,368
Bristol-Myers Squibb Co. ................................................. 24,878 1,443,919
Bruker Corp. .......................................................... 13,504 841,299
Cardinal Health, Inc. .................................................... 15,105 1,311,416
Cencora, Inc. .......................................................... 9,211 1,657,704
Centene Corp. (a) ....................................................... 16,194 1,115,443
Charles River Laboratories International, Inc. (a) ................................. 3,657 716,699
CVS Health Corp. ...................................................... 16,794 1,172,557
Danaher Corp. ......................................................... 4,170 1,034,577
DaVita, Inc. (a) ......................................................... 8,689 821,371
Dexcom, Inc. (a) ........................................................ 7,418 692,099
Edwards Lifesciences Corp. (a) ............................................. 12,667 877,570

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Elevance Health, Inc. .................................................... 2,316 $ 1,008,433
Eli Lilly & Co. ......................................................... 1,741 935,143
GE HealthCare Technologies, Inc. ........................................... 11,941 812,466
Gilead Sciences, Inc. .................................................... 17,741 1,329,511
HCA Healthcare, Inc. .................................................... 4,963 1,220,799
Henry Schein, Inc. (a) .................................................... 15,801 1,173,224
Hologic, Inc. (a) ........................................................ 18,412 1,277,793
Humana, Inc. .......................................................... 2,132 1,037,261
IDEXX Laboratories, Inc. (a) ............................................... 1,742 761,724
Incyte Corp. (a) ......................................................... 19,537 1,128,652
Insulet Corp. (a) ........................................................ 4,372 697,290
Intuitive Surgical, Inc. (a) ................................................. 2,972 868,686
IQVIA Holdings, Inc. (a) .................................................. 4,894 962,894
Johnson & Johnson ..................................................... 9,763 1,520,587
Laboratory Corp. of America Holdings ........................................ 6,719 1,350,855
McKesson Corp. ....................................................... 3,224 1,401,956
Medtronic PLC ........................................................ 15,007 1,175,949
Merck & Co., Inc. ...................................................... 12,507 1,287,596
Mettler-Toledo International, Inc. (a) ......................................... 834 924,130
Moderna, Inc. (a) ....................................................... 4,745 490,111
Molina Healthcare, Inc. (a) ................................................ 3,172 1,040,067
Neurocrine Biosciences, Inc. (a) ............................................. 9,774 1,099,575
Penumbra, Inc. (a) ....................................................... 3,418 826,848
Pfizer, Inc. ............................................................ 36,746 1,218,865
Quest Diagnostics, Inc. ................................................... 11,188 1,363,370
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,244 1,023,762
Repligen Corp. (a) ....................................................... 3,325 528,708
ResMed, Inc. .......................................................... 5,255 777,057
Revvity, Inc. .......................................................... 8,632 955,562
STERIS PLC .......................................................... 4,171 915,201
Stryker Corp. .......................................................... 4,196 1,146,641
Teleflex, Inc. .......................................................... 4,696 922,341
The Cigna Group ....................................................... 3,765 1,077,054
The Cooper Cos., Inc. .................................................... 3,234 1,028,444
Thermo Fisher Scientific, Inc. .............................................. 2,129 1,077,636
United Therapeutics Corp. (a) .............................................. 4,791 1,082,143
UnitedHealth Group, Inc. ................................................. 2,477 1,248,879
Veeva Systems, Inc. , Class A (a) ............................................. 3,509 713,906
Vertex Pharmaceuticals, Inc. (a) ............................................. 3,518 1,223,349
Viatris, Inc. ........................................................... 101,073 996,580
Waters Corp. (a) ........................................................ 3,342 916,410
West Pharmaceutical Services, Inc. .......................................... 2,135 801,073
Zimmer Biomet Holdings, Inc. ............................................. 12,178 1,366,615
Zoetis, Inc. ........................................................... 5,543 964,371
69,411,516
Industrials (17.8%):
A O Smith Corp. ....................................................... 12,693 839,388
Advanced Drainage Systems, Inc. ........................................... 4,764 542,286
AECOM ............................................................. 15,271 1,268,104
AGCO Corp. .......................................................... 6,731 796,143
Allegion PLC ......................................................... 8,778 914,668
American Airlines Group, Inc. (a) ............................................ 49,951 639,872
AMETEK, Inc. ........................................................ 8,820 1,303,243
Automatic Data Processing, Inc. ............................................ 5,173 1,244,520
Axon Enterprise, Inc. (a) .................................................. 3,281 652,886
Booz Allen Hamilton Holding Corp. ......................................... 10,395 1,135,862
Broadridge Financial Solutions, Inc. ......................................... 6,613 1,184,058
Builders FirstSource, Inc. (a) ............................................... 4,954 616,723
C.H. Robinson Worldwide, Inc. ............................................. 11,286 972,063
Carlisle Cos., Inc. ....................................................... 4,067 1,054,410
Carrier Global Corp. ..................................................... 15,910 878,232
Caterpillar, Inc. ........................................................ 3,346 913,458
Cintas Corp. .......................................................... 2,804 1,348,752

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Copart, Inc. (a) ......................................................... 27,837 $ 1,199,496
CoStar Group, Inc. (a) .................................................... 12,034 925,294
CSX Corp. ............................................................ 41,075 1,263,056
Cummins, Inc. ......................................................... 4,618 1,055,028
Deere & Co. .......................................................... 2,373 895,523
Delta Air Lines, Inc. ..................................................... 20,680 765,160
Dover Corp. ........................................................... 7,471 1,042,279
Eaton Corp. PLC ....................................................... 4,443 947,603
EMCOR Group, Inc. .................................................... 4,298 904,256
Equifax, Inc. .......................................................... 4,620 846,292
Expeditors International of Washington, Inc. .................................... 9,493 1,088,183
Fastenal Co. ........................................................... 21,309 1,164,324
FedEx Corp. .......................................................... 3,929 1,040,871
Fortive Corp. .......................................................... 15,318 1,135,983
General Dynamics Corp. .................................................. 7,360 1,626,339
General Electric Co. ..................................................... 9,466 1,046,466
Graco, Inc. ........................................................... 12,860 937,237
HEICO Corp. .......................................................... 6,331 1,025,179
Honeywell International, Inc. .............................................. 7,490 1,383,703
Howmet Aerospace, Inc. .................................................. 23,934 1,106,947
Hubbell, Inc. .......................................................... 2,886 904,501
IDEX Corp. ........................................................... 5,520 1,148,270
Illinois Tool Works, Inc. .................................................. 4,960 1,142,338
Ingersoll Rand, Inc. ..................................................... 15,405 981,607
J.B. Hunt Transport Services, Inc. ........................................... 5,618 1,059,105
Jack Henry & Associates, Inc. .............................................. 5,890 890,215
Jacobs Solutions, Inc. .................................................... 9,269 1,265,218
Johnson Controls International PLC .......................................... 17,029 906,113
L3Harris Technologies, Inc. ............................................... 7,265 1,264,982
Leidos Holdings, Inc. .................................................... 10,174 937,636
Lennox International, Inc. ................................................. 2,413 903,524
Lincoln Electric Holdings, Inc. ............................................. 5,764 1,047,838
Lockheed Martin Corp. ................................................... 3,781 1,546,278
Masco Corp. .......................................................... 16,630 888,873
Nordson Corp. ......................................................... 4,146 925,263
Norfolk Southern Corp. .................................................. 6,219 1,224,708
Northrop Grumman Corp. ................................................. 3,123 1,374,713
Old Dominion Freight Line, Inc. ............................................ 1,852 757,727
Otis Worldwide Corp. .................................................... 15,860 1,273,717
Owens Corning ........................................................ 6,829 931,544
PACCAR, Inc. ......................................................... 13,278 1,128,895
Parker-Hannifin Corp. ................................................... 2,417 941,470
Paychex, Inc. .......................................................... 9,729 1,122,046
Paycom Software, Inc. ................................................... 2,359 611,618
Paylocity Holding Corp. (a) ................................................ 3,681 668,838
Quanta Services, Inc. .................................................... 5,312 993,716
Regal Rexnord Corp. .................................................... 5,090 727,259
Republic Services, Inc. ................................................... 11,213 1,597,965
Rockwell Automation, Inc. ................................................ 3,070 877,621
Rollins, Inc. ........................................................... 33,881 1,264,778
RTX Corp. ............................................................ 14,299 1,029,099
Saia, Inc. (a) ........................................................... 1,506 600,367
Snap-on, Inc. .......................................................... 4,355 1,110,786
Southwest Airlines Co. ................................................... 26,747 724,041
SS&C Technologies Holdings, Inc. .......................................... 19,649 1,032,358
Stanley Black & Decker, Inc. .............................................. 8,014 669,810
Textron, Inc. .......................................................... 13,826 1,080,364
The Toro Co. .......................................................... 10,976 912,106
Trane Technologies PLC .................................................. 5,393 1,094,294
TransDigm Group, Inc. (a) ................................................. 1,373 1,157,617
TransUnion ........................................................... 10,731 770,378
U-Haul Holding Co. ..................................................... 13,117 687,200
Union Pacific Corp. ..................................................... 4,793 975,999
United Airlines Holdings, Inc. (a) ............................................ 14,430 610,389

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
United Parcel Service, Inc. , Class B .......................................... 6,747 $ 1,051,655
United Rentals, Inc. ..................................................... 1,491 662,854
Verisk Analytics, Inc. .................................................... 5,334 1,260,104
Vertiv Holdings Co. ..................................................... 11,349 422,183
W.W. Grainger, Inc. ..................................................... 1,372 949,204
Waste Management, Inc. .................................................. 10,446 1,592,388
Watsco, Inc. ........................................................... 2,569 970,363
Westinghouse Air Brake Technologies Corp. .................................... 11,428 1,214,453
Xylem, Inc. ........................................................... 10,797 982,851
90,573,126
Information Technology (12.1%):
Accenture PLC , Class A .................................................. 3,365 1,033,425
Adobe, Inc. (a) ......................................................... 1,455 741,905
Akamai Technologies, Inc. (a) .............................................. 9,447 1,006,483
Amphenol Corp. , Class A ................................................. 15,344 1,288,743
Analog Devices, Inc. .................................................... 5,402 945,836
ANSYS, Inc. (a) ........................................................ 2,869 853,671
Apple, Inc. ........................................................... 6,352 1,087,526
Applied Materials, Inc. ................................................... 4,783 662,206
AppLovin Corp. , Class A (a) ............................................... 8,473 338,581
Arista Networks, Inc. (a) .................................................. 2,885 530,638
Autodesk, Inc. (a) ....................................................... 3,720 769,705
Bentley Systems, Inc. , Class B ............................................. 17,779 891,795
Broadcom, Inc. ........................................................ 929 771,609
Cadence Design Systems, Inc. (a) ............................................ 3,930 920,799
CDW Corp. ........................................................... 4,732 954,728
Cisco Systems, Inc. ..................................................... 24,764 1,331,313
Cognizant Technology Solutions Corp. , Class A ................................. 14,621 990,427
Corning, Inc. .......................................................... 34,462 1,050,057
Dell Technologies, Inc. , Class C ............................................ 16,885 1,163,377
Dropbox, Inc. , Class A (a) ................................................. 32,702 890,475
Dynatrace, Inc. (a) ...................................................... 14,337 669,968
Enphase Energy, Inc. (a) .................................................. 3,751 450,683
Entegris, Inc. .......................................................... 5,382 505,424
EPAM Systems, Inc. (a) ................................................... 2,225 568,910
F5, Inc. (a) ............................................................ 7,169 1,155,213
Fair Isaac Corp. (a) ...................................................... 1,213 1,053,527
First Solar, Inc. (a) ...................................................... 2,580 416,902
Fortinet, Inc. (a) ........................................................ 10,418 611,328
Gartner, Inc. (a) ........................................................ 3,452 1,186,142
Gen Digital, Inc. ....................................................... 41,660 736,549
GoDaddy, Inc. , Class A (a) ................................................. 15,783 1,175,518
Hewlett Packard Enterprise Co. ............................................. 58,587 1,017,656
HP, Inc. .............................................................. 33,677 865,499
International Business Machines Corp. ........................................ 10,639 1,492,652
Intuit, Inc. ............................................................ 1,528 780,716
Jabil, Inc. ............................................................ 8,614 1,093,030
Juniper Networks, Inc. ................................................... 38,631 1,073,555
Keysight Technologies, Inc. (a) ............................................. 6,437 851,679
KLA Corp. ........................................................... 1,451 665,516
Lam Research Corp. ..................................................... 977 612,354
Lattice Semiconductor Corp. (a) ............................................. 6,072 521,767
Manhattan Associates, Inc. (a) .............................................. 4,898 968,139
Microchip Technology, Inc. ................................................ 9,599 749,202
Microsoft Corp. ........................................................ 3,031 957,038
Monolithic Power Systems, Inc. ............................................ 1,003 463,386
Motorola Solutions, Inc. .................................................. 5,029 1,369,095
NetApp, Inc. .......................................................... 13,882 1,053,366
NVIDIA Corp. ......................................................... 998 434,120
NXP Semiconductors NV ................................................. 3,974 794,482
ON Semiconductor Corp. (a) ............................................... 6,467 601,108
Oracle Corp. .......................................................... 9,474 1,003,486
Palo Alto Networks, Inc. (a) ................................................ 2,764 647,992

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
PTC, Inc. (a) ........................................................... 8,671 $ 1,228,507
QUALCOMM, Inc. ..................................................... 7,024 780,085
Roper Technologies, Inc. .................................................. 3,256 1,576,816
Salesforce, Inc. (a) ...................................................... 3,978 806,659
ServiceNow, Inc. (a) ..................................................... 1,341 749,565
Skyworks Solutions, Inc. ................................................. 7,467 736,172
Super Micro Computer, Inc. (a) ............................................. 1,236 338,936
Synopsys, Inc. (a) ....................................................... 2,112 969,345
TD SYNNEX Corp. ..................................................... 10,514 1,049,928
TE Connectivity Ltd. .................................................... 9,563 1,181,317
Teledyne Technologies, Inc. (a) ............................................. 2,951 1,205,720
Teradyne, Inc. ......................................................... 7,478 751,240
Texas Instruments, Inc. ................................................... 6,411 1,019,413
Trimble, Inc. (a) ........................................................ 17,092 920,575
Tyler Technologies, Inc. (a) ................................................ 2,410 930,597
VeriSign, Inc. (a) ........................................................ 7,150 1,448,090
Zebra Technologies Corp. (a) ............................................... 2,365 559,393
Zoom Video Communications, Inc. , Class A (a) .................................. 9,368 655,198
61,676,857
Materials (4.9%):
Air Products and Chemicals, Inc. ............................................ 4,187 1,186,596
Albemarle Corp. ....................................................... 3,138 533,586
Avery Dennison Corp. ................................................... 6,002 1,096,385
Ball Corp. ............................................................ 15,303 761,783
Celanese Corp. ......................................................... 6,455 810,232
CF Industries Holdings, Inc. ............................................... 10,748 921,534
Corteva, Inc. .......................................................... 22,124 1,131,864
Crown Holdings, Inc. .................................................... 11,153 986,817
Dow, Inc. ............................................................ 21,532 1,110,190
DuPont de Nemours, Inc. ................................................. 14,391 1,073,425
Eastman Chemical Co. ................................................... 10,877 834,483
Ecolab, Inc. ........................................................... 6,733 1,140,570
FMC Corp. ........................................................... 11,962 801,095
Freeport-McMoRan, Inc. ................................................. 19,204 716,117
International Paper Co. ................................................... 27,513 975,886
LyondellBasell Industries NV , Class A ........................................ 11,471 1,086,304
Martin Marietta Materials, Inc. ............................................. 2,348 963,807
Nucor Corp. ........................................................... 4,389 686,220
Packaging Corp. of America ............................................... 6,915 1,061,798
PPG Industries, Inc. ..................................................... 7,417 962,727
Reliance Steel & Aluminum Co. ............................................ 3,777 990,443
RPM International, Inc. .................................................. 9,133 865,900
Steel Dynamics, Inc. ..................................................... 6,295 674,950
The Mosaic Co. ........................................................ 19,043 677,931
The Sherwin-Williams Co. ................................................ 3,747 955,672
Vulcan Materials Co. .................................................... 5,346 1,079,999
Westlake Corp. ........................................................ 6,553 816,962
24,903,276
Real Estate (0.2%):
CBRE Group, Inc. , Class A (a) .............................................. 11,369 839,714
Utilities (7.5%):
Alliant Energy Corp. .................................................... 27,527 1,333,683
Ameren Corp. ......................................................... 17,748 1,328,083
American Electric Power Co., Inc. ........................................... 17,411 1,309,655
American Water Works Co., Inc. ............................................ 10,005 1,238,919
Atmos Energy Corp. ..................................................... 12,418 1,315,439
CenterPoint Energy, Inc. .................................................. 51,380 1,379,553
CMS Energy Corp. ...................................................... 24,730 1,313,410
Consolidated Edison, Inc. ................................................. 17,319 1,481,294
Constellation Energy Corp. ................................................ 10,271 1,120,361
Dominion Energy, Inc. ................................................... 26,403 1,179,422

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
DTE Energy Co. ....................................................... 14,177 $ 1,407,493
Duke Energy Corp. ...................................................... 16,973 1,498,037
Edison International ..................................................... 18,302 1,158,334
Entergy Corp. ......................................................... 13,267 1,227,197
Essential Utilities, Inc. ................................................... 36,825 1,264,202
Evergy, Inc. ........................................................... 25,422 1,288,895
Eversource Energy ...................................................... 20,509 1,192,598
Exelon Corp. .......................................................... 37,216 1,406,393
FirstEnergy Corp. ....................................................... 38,623 1,320,134
NextEra Energy, Inc. .................................................... 18,716 1,072,240
NiSource, Inc. ......................................................... 55,581 1,371,739
PG&E Corp. (a) ........................................................ 85,778 1,383,599
PPL Corp. ............................................................ 61,476 1,448,375
Public Service Enterprise Group, Inc. ......................................... 23,586 1,342,279
Sempra Energy ........................................................ 20,770 1,412,983
The Southern Co. ....................................................... 21,996 1,423,581
Vistra Corp. ........................................................... 26,925 893,372
WEC Energy Group, Inc. ................................................. 17,107 1,377,969
Xcel Energy, Inc. ....................................................... 24,924 1,426,151
37,915,390
Total Common Stocks (Cost $442,422,800) 505,170,551
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (c) ........ 84,736 84,736
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (c) ............ 84,736 84,736
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (c) ............... 84,736 84,736
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (c) . 84,736 84,736
Total Collateral for Securities Loaned (Cost $338,944) 338,944
Total Investments (Cost $442,761,744) — 99.6% 505,509,495
Other assets in excess of liabilities — 0.4% 2,084,452
NET ASSETS - 100.00% $ 507,593,947
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2023.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 10 12/15/23 $ 2,238,470 $ 2,162,750 $ (75,720)
Total unrealized appreciation $ —
Total unrealized depreciation (75,720)
Total net unrealized appreciation (depreciation) $ (75,720)

Schedule of Portfolio Investments
September 30, 2023
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Security Description Shares Value
Common Stocks (99.7%)
Communication Services (2.7%):
Cargurus, Inc. (a) ....................................................... 2,713 $ 47,532
Cars.com, Inc. (a) ....................................................... 2,842 47,916
Cogent Communications Holdings, Inc. ....................................... 980 60,662
DISH Network Corp. , Class A (a) ............................................ 5,528 32,394
Gogo, Inc. (a) .......................................................... 4,154 49,557
Integral Ad Science Holding Corp. (a) ......................................... 2,816 33,482
John Wiley & Sons, Inc. , Class A ............................................ 1,542 57,316
Liberty Latin America, Ltd. , Class C (a) ....................................... 4,934 40,261
Madison Square Garden Sports Corp. ........................................ 443 78,101
Scholastic Corp. ........................................................ 1,191 45,425
Shutterstock, Inc. ....................................................... 1,181 44,937
Sphere Entertainment Co. (a) ............................................... 1,100 40,876
Vivid Seats, Inc. , Class A (a) ............................................... 5,669 36,395
Yelp, Inc. (a) ........................................................... 1,569 65,255
Ziff Davis, Inc. (a) ....................................................... 1,129 71,906
ZipRecruiter, Inc. (a) ..................................................... 3,001 35,982
787,997
Consumer Discretionary (14.2%):
Abercrombie & Fitch Co. (a) ............................................... 643 36,246
Acushnet Holdings Corp. ................................................. 1,169 62,004
Adient PLC (a) ......................................................... 1,550 56,885
Adtalem Global Education, Inc. (a) ........................................... 1,390 59,561
American Eagle Outfitters, Inc. ............................................. 2,999 49,813
Arhaus, Inc. (a) ......................................................... 3,476 32,327
Bloomin' Brands, Inc. .................................................... 2,242 55,131
Boot Barn Holdings, Inc. (a) ............................................... 487 39,539
Bright Horizons Family Solutions, Inc. (a) ..................................... 620 50,505
Brinker International, Inc. (a) ............................................... 1,744 55,093
Camping World Holdings, Inc. , Class A (b) ..................................... 1,901 38,799
Carter's, Inc. .......................................................... 1,032 71,363
Cavco Industries, Inc. (a) .................................................. 208 55,257
Century Communities, Inc. ................................................ 888 59,301
Chegg, Inc. (a) ......................................................... 2,678 23,888
Cracker Barrel Old Country Store, Inc. ........................................ 826 55,507
Dave & Buster's Entertainment, Inc. (a) ....................................... 1,157 42,890
Dorman Products, Inc. ................................................... 881 66,745
Dream Finders Homes, Inc. , Class A (a) ....................................... 1,259 27,988
Dutch Bros, Inc. , Class A (a) (b) ............................................. 1,404 32,643
Everi Holdings, Inc. (a) ................................................... 4,198 55,498
First Watch Restaurant Group, Inc. (a) ........................................ 3,390 58,613
Foot Locker, Inc. ....................................................... 1,720 29,842
Frontdoor, Inc. (a) ....................................................... 2,022 61,853
Gentherm, Inc. (a) ....................................................... 1,017 55,182
Graham Holdings Co. , Class B ............................................. 168 97,944
Grand Canyon Education, Inc. (a) ............................................ 903 105,543
Green Brick Partners, Inc. (a) ............................................... 921 38,231
Group 1 Automotive, Inc. ................................................. 243 65,296
Guess?, Inc. ........................................................... 1,968 42,587
Helen of Troy Ltd. (a) .................................................... 336 39,164
Installed Building Products, Inc. ............................................ 384 47,958
Jack in the Box, Inc. ..................................................... 878 60,635
KB Home ............................................................ 1,357 62,802
Kontoor Brands, Inc. .................................................... 1,041 45,710
Laureate Education, Inc. .................................................. 5,064 71,402
La-Z-Boy, Inc. ......................................................... 1,994 61,575
LCI Industries ......................................................... 478 56,127
Leslie's, Inc. (a) ........................................................ 5,639 31,917
Levi Strauss & Co. , Class A ............................................... 4,213 57,213
LGI Homes, Inc. (a) ..................................................... 444 44,174
Life Time Group Holdings, Inc. (a) ........................................... 2,621 39,865
M/I Homes, Inc. (a) ...................................................... 700 58,828

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
MDC Holdings, Inc. ..................................................... 1,499 $ 61,804
Meritage Homes Corp. ................................................... 469 57,401
Mister Car Wash, Inc. (a) .................................................. 6,842 37,699
Modine Manufacturing Co. (a) .............................................. 788 36,051
Monarch Casino & Resort, Inc. ............................................. 1,257 78,060
National Vision Holdings, Inc. (a) ............................................ 1,838 29,739
Nordstrom, Inc. ........................................................ 2,297 34,317
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 763 58,888
Oxford Industries, Inc. ................................................... 576 55,371
Papa John's International, Inc. .............................................. 879 59,965
Patrick Industries, Inc. ................................................... 750 56,295
Portillo's, Inc. , Class A (a) ................................................. 2,787 42,892
Red Rock Resorts, Inc. , Class A ............................................. 1,678 68,798
SeaWorld Entertainment, Inc. (a) ............................................ 1,221 56,471
Signet Jewelers Ltd. ..................................................... 646 46,389
Six Flags Entertainment Corp. (a) ............................................ 1,939 45,586
Skyline Champion Corp. (a) ................................................ 728 46,388
Steven Madden Ltd. ..................................................... 1,967 62,492
Strategic Education, Inc. .................................................. 986 74,196
Stride, Inc. (a) .......................................................... 1,148 51,694
Target Hospitality Corp. (a) (b) .............................................. 2,561 40,669
Taylor Morrison Home Corp. (a) ............................................ 1,513 64,469
The Buckle, Inc. ........................................................ 1,997 66,680
The Cheesecake Factory, Inc. .............................................. 1,946 58,964
The ODP Corp. (a) ...................................................... 1,257 58,011
Topgolf Callaway Brands Corp. (a) ........................................... 3,460 47,886
Travel + Leisure Co. ..................................................... 1,679 61,670
Tri Pointe Homes, Inc. (a) ................................................. 2,164 59,185
Urban Outfitters, Inc. (a) .................................................. 1,562 51,062
Victoria's Secret & Co. (a) ................................................. 2,022 33,727
Visteon Corp. (a) ........................................................ 471 65,031
Winmark Corp. ........................................................ 216 80,596
Winnebago Industries, Inc. ................................................ 940 55,883
XPEL, Inc. (a) ......................................................... 662 51,047
YETI Holdings, Inc. (a) ................................................... 984 47,448
4,162,268
Consumer Staples (8.5%):
BellRing Brands, Inc. (a) .................................................. 2,022 83,367
Cal-Maine Foods, Inc. ................................................... 1,251 60,573
Central Garden & Pet Co. , Class A (a) ........................................ 1,800 72,162
Coca-Cola Consolidated, Inc. .............................................. 84 53,451
Edgewell Personal Care Co. ............................................... 2,028 74,955
elf Beauty, Inc. (a) ....................................................... 302 33,169
Fresh Del Monte Produce, Inc. ............................................. 3,189 82,404
Grocery Outlet Holding Corp. (a) ............................................ 2,437 70,307
Herbalife Ltd. (a) ....................................................... 2,486 34,779
Hostess Brands, Inc. (a) ................................................... 2,206 73,482
Ingles Markets, Inc. , Class A ............................................... 1,260 94,916
Inter Parfums, Inc. ...................................................... 413 55,482
J & J Snack Foods Corp. .................................................. 592 96,881
John B Sanfilippo & Son, Inc. .............................................. 800 79,040
MGP Ingredients, Inc. .................................................... 560 59,069
National Beverage Corp. (a) ................................................ 1,564 73,539
Nu Skin Enterprises, Inc. , Class A ........................................... 3,013 63,906
Olaplex Holdings, Inc. (a) ................................................. 13,483 26,292
PriceSmart, Inc. ........................................................ 992 73,834
Seaboard Corp. ........................................................ 26 97,578
Spectrum Brands Holdings, Inc. ............................................ 920 72,082
Sprouts Farmers Market, Inc. (a) ............................................ 1,634 69,935
The Andersons, Inc. ..................................................... 1,138 58,618
The Boston Beer Co., Inc. , Class A (a) ........................................ 156 60,767
The Chefs' Warehouse, Inc. (a) .............................................. 2,156 45,664
The Duckhorn Portfolio, Inc. (a) ............................................. 6,772 69,481

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
The Simply Good Foods Co. (a) ............................................. 2,199 $ 75,909
The Vita Coco Co., Inc. (a) ................................................ 1,551 40,388
Tootsie Roll Industries, Inc. ................................................ 2,874 85,818
TreeHouse Foods, Inc. (a) ................................................. 1,822 79,403
United Natural Foods, Inc. (a) .............................................. 2,041 28,860
Universal Corp. ........................................................ 2,581 121,849
USANA Health Sciences, Inc. (a) ............................................ 1,292 75,724
Utz Brands, Inc. ........................................................ 4,481 60,180
Vector Group Ltd. ...................................................... 6,000 63,840
WD-40 Co. ........................................................... 297 60,362
Weis Markets, Inc. ...................................................... 1,157 72,891
2,500,957
Energy (5.5%):
Arch Resources, Inc. .................................................... 424 72,360
Archrock, Inc. ......................................................... 4,721 59,485
Cactus, Inc. , Class A ..................................................... 959 48,151
California Resources Corp. ................................................ 1,138 63,739
Callon Petroleum Co. (a) .................................................. 1,122 43,893
CNX Resources Corp. (a) ................................................. 3,017 68,124
Comstock Resources, Inc. ................................................. 3,308 36,487
CONSOL Energy, Inc. ................................................... 506 53,084
Crescent Energy Co. , Class A .............................................. 3,779 47,767
CVR Energy, Inc. ....................................................... 1,490 50,705
Diamond Offshore Drilling, Inc. (a) .......................................... 2,668 39,166
Excelerate Energy, Inc. , Class A ............................................ 2,939 50,081
Gulfport Energy Corp. (a) ................................................. 381 45,209
International Seaways, Inc. ................................................ 1,148 51,660
Kinetik Holdings, Inc. ................................................... 2,014 67,973
Kosmos Energy Ltd. (a) ................................................... 5,739 46,945
Liberty Energy, Inc. ..................................................... 2,964 54,893
Magnolia Oil & Gas Corp. , Class A .......................................... 2,539 58,169
Northern Oil and Gas, Inc. ................................................ 1,270 51,092
Oceaneering International, Inc. (a) ........................................... 1,874 48,199
Par Pacific Holdings, Inc. (a) ............................................... 1,552 55,779
Patterson-UTI Energy, Inc. ................................................ 2,871 39,735
Peabody Energy Corp. ................................................... 2,289 59,491
Permian Resources Corp. (b) ............................................... 2,951 41,196
RPC, Inc. ............................................................ 5,742 51,334
Sitio Royalties Corp. , Class A .............................................. 2,156 52,197
SM Energy Co. ........................................................ 1,062 42,108
Talos Energy, Inc. (a) ..................................................... 2,296 37,746
Tidewater, Inc. (a) ....................................................... 647 45,982
Weatherford International PLC (a) ........................................... 562 50,765
World Kinect Corp. ..................................................... 2,921 65,518
1,599,033
Financials (20.1%):
Ameris Bancorp ........................................................ 1,268 48,679
Artisan Partners Asset Management, Inc. , Class A ................................ 1,920 71,846
AssetMark Financial Holdings, Inc. (a) ........................................ 2,314 58,035
Associated Banc-Corp. ................................................... 3,250 55,608
Assured Guaranty Ltd. ................................................... 1,386 83,881
Atlantic Union Bankshares Corp. ............................................ 1,691 48,667
Axos Financial, Inc. (a) ................................................... 996 37,709
B Riley Financial, Inc. (b) ................................................. 602 24,676
BancFirst Corp. ........................................................ 643 55,767
Bank of Hawaii Corp. .................................................... 726 36,075
BankUnited, Inc. ....................................................... 1,517 34,436
Banner Corp. .......................................................... 1,303 55,221
BGC Group, Inc. , Class A ................................................. 9,128 48,196
Bread Financial Holdings, Inc. ............................................. 1,113 38,065
Cathay General Bancorp .................................................. 1,720 59,787
City Holding Co. ....................................................... 899 81,225

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
CNO Financial Group, Inc. ................................................ 2,921 $ 69,315
Cohen & Steers, Inc. .................................................... 1,129 70,777
Columbia Banking System, Inc. ............................................ 2,166 43,970
Community Bank System, Inc. ............................................. 1,203 50,779
CVB Financial Corp. .................................................... 2,564 42,485
Donnelley Financial Solutions, Inc. (a) ........................................ 1,127 63,428
Enova International, Inc. (a) ................................................ 1,149 58,450
Enstar Group Ltd. (a) .................................................... 377 91,234
Enterprise Financial Services Corp. .......................................... 1,742 65,325
EVERTEC, Inc. ........................................................ 2,058 76,516
FB Financial Corp. ...................................................... 1,716 48,666
Federal Agricultural Mortgage Corp. , Class C ................................... 428 66,040
Federated Hermes, Inc. ................................................... 2,531 85,725
First Bancorp .......................................................... 4,298 57,851
First Bancorp/Southern Pines NC ........................................... 1,883 52,988
First Commonwealth Financial Corp. ......................................... 4,718 57,607
First Financial Bancorp ................................................... 2,984 58,486
First Hawaiian, Inc. ..................................................... 2,829 51,063
First Interstate BancSystem, Inc. , Class A ...................................... 2,148 53,571
First Merchants Corp. .................................................... 1,990 55,362
FirstCash Holdings, Inc. .................................................. 1,037 104,094
Fulton Financial Corp. ................................................... 4,320 52,315
Genworth Financial, Inc. (a) ................................................ 9,139 53,555
Goosehead Insurance, Inc. , Class A (a) ........................................ 614 45,761
Hamilton Lane, Inc. , Class A ............................................... 786 71,086
Hancock Whitney Corp. .................................................. 1,318 48,753
Heartland Financial USA, Inc. .............................................. 1,649 48,530
Hilltop Holdings, Inc. .................................................... 2,090 59,272
Hope Bancorp, Inc. ..................................................... 5,374 47,560
Independent Bank Corp. .................................................. 1,006 49,385
Independent Bank Group, Inc. .............................................. 1,128 44,612
International Bancshares Corp. ............................................. 1,609 69,734
Jackson Financial, Inc. , Class A ............................................. 1,232 47,087
Lakeland Financial Corp. ................................................. 1,133 53,772
Live Oak Bancshares, Inc. ................................................ 1,102 31,903
MGIC Investment Corp. .................................................. 5,386 89,892
Moelis & Co. , Class A ................................................... 1,351 60,971
Mr. Cooper Group, Inc. (a) ................................................. 1,244 66,629
National Bank Holdings Corp. , Class A ....................................... 1,726 51,366
National Western Life Group, Inc. , Class A ..................................... 70 30,624
Navient Corp. ......................................................... 4,248 73,151
NBT Bancorp, Inc. ...................................................... 1,731 54,855
Nelnet, Inc. , Class A ..................................................... 1,409 125,852
NMI Holdings, Inc. , Class A (a) ............................................. 2,808 76,069
Northwest Bancshares, Inc. ................................................ 6,710 68,643
OFG Bancorp ......................................................... 2,214 66,110
Pacific Premier Bancorp, Inc. .............................................. 2,157 46,936
Palomar Holdings, Inc. (a) ................................................. 986 50,040
Park National Corp. ..................................................... 607 57,374
Pathward Financial, Inc. .................................................. 1,161 53,510
Payoneer Global, Inc. (a) .................................................. 7,324 44,823
PennyMac Financial Services, Inc. .......................................... 912 60,739
Piper Sandler Cos. ...................................................... 460 66,843
PJT Partners, Inc. , Class A ................................................ 990 78,646
PROG Holdings, Inc. (a) .................................................. 1,306 43,372
Provident Financial Services, Inc. ........................................... 3,853 58,912
Radian Group, Inc. ...................................................... 3,402 85,424
Renasant Corp. ........................................................ 2,131 55,811
Seacoast Banking Corp. of Florida ........................................... 1,804 39,616
ServisFirst Bancshares, Inc. ............................................... 760 39,649
Shift4 Payments, Inc. , Class A (a) ............................................ 792 43,853
Simmons First National Corp. , Class A ....................................... 3,051 51,745
SLM Corp. ........................................................... 4,020 54,752
Stellar Bancorp, Inc. ..................................................... 2,644 56,370

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
StepStone Group, Inc. , Class A ............................................. 1,957 $ 61,802
Stewart Information Services Corp. .......................................... 1,469 64,342
Stock Yards Bancorp, Inc. ................................................. 1,294 50,841
StoneX Group, Inc. (a) ................................................... 581 56,311
Texas Capital Bancshares, Inc. (a) ........................................... 743 43,763
The Bancorp, Inc. (a) ..................................................... 1,071 36,950
Towne Bank .......................................................... 3,023 69,317
TPG, Inc. ............................................................ 2,053 61,836
Triumph Financial, Inc. (a) ................................................. 801 51,897
Trustmark Corp. ........................................................ 2,470 53,673
UMB Financial Corp. .................................................... 729 45,234
United Community Banks, Inc. ............................................. 2,054 52,192
UWM Holdings Corp. ................................................... 7,271 35,264
Victory Capital Holdings, Inc. , Class A (c) ..................................... 2,223 74,115
Virtu Financial, Inc. , Class A ............................................... 3,794 65,522
Virtus Investment Partners, Inc. ............................................. 291 58,779
Walker & Dunlop, Inc. ................................................... 668 49,592
Washington Federal, Inc. ................................................. 2,167 55,519
WesBanco, Inc. ........................................................ 2,240 54,701
Westamerica Bancorp .................................................... 1,640 70,930
White Mountains Insurance Group Ltd. ....................................... 54 80,767
WSFS Financial Corp. ................................................... 1,321 48,217
5,879,071
Health Care (6.1%):
AdaptHealth Corp. (a) .................................................... 2,921 26,581
Addus HomeCare Corp. (a) ................................................ 568 48,388
Agiliti, Inc. (a) ......................................................... 3,851 24,993
AMN Healthcare Services, Inc. (a) ........................................... 688 58,604
Amphastar Pharmaceuticals, Inc. (a) .......................................... 920 42,311
Apollo Medical Holdings, Inc. (a) ........................................... 1,163 35,879
Catalyst Pharmaceuticals, Inc. (a) ............................................ 2,544 29,739
Certara, Inc. (a) ......................................................... 2,701 39,273
CONMED Corp. ....................................................... 528 53,249
Corcept Therapeutics, Inc. (a) .............................................. 1,566 42,666
CorVel Corp. (a) ........................................................ 367 72,171
Doximity, Inc. , Class A (a) ................................................. 1,683 35,713
Dynavax Technologies Corp. (a) ............................................. 4,361 64,412
GoodRx Holdings, Inc. , Class A (a) .......................................... 4,356 24,524
Haemonetics Corp. (a) .................................................... 816 73,097
Harmony Biosciences Holdings, Inc. (a) ....................................... 1,154 37,817
Integer Holdings Corp. (a) ................................................. 798 62,587
Kiniksa Pharmaceuticals Ltd. , Class A (a) ...................................... 2,103 36,529
Lantheus Holdings, Inc. (a) ................................................ 659 45,787
LeMaitre Vascular, Inc. ................................................... 1,097 59,765
Ligand Pharmaceuticals, Inc. (a) ............................................. 899 53,868
Maravai LifeSciences Holdings, Inc. , Class A (a) ................................. 3,831 38,310
Merit Medical Systems, Inc. (a) ............................................. 1,301 89,795
NextGen Healthcare, Inc. (a) ............................................... 4,561 108,232
Patterson Cos., Inc. ..................................................... 2,364 70,069
Pediatrix Medical Group, Inc. (a) ............................................ 4,493 57,106
Premier, Inc. , Class A .................................................... 3,111 66,886
Privia Health Group, Inc. (a) ............................................... 1,953 44,919
Progyny, Inc. (a) ........................................................ 1,196 40,688
Schrodinger, Inc. (a) ..................................................... 742 20,976
Select Medical Holdings Corp. ............................................. 2,336 59,031
STAAR Surgical Co. (a) .................................................. 949 38,131
Supernus Pharmaceuticals, Inc. (a) ........................................... 2,178 60,047
U.S. Physical Therapy, Inc. ................................................ 631 57,882
UFP Technologies, Inc. (a) ................................................. 320 51,664
1,771,689
Industrials (22.9%):
AAON, Inc. ........................................................... 974 55,391

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
AAR Corp. (a) ......................................................... 1,252 $ 74,532
ABM Industries, Inc. .................................................... 2,007 80,300
Air Transport Services Group, Inc. (a) ......................................... 1,931 40,300
Alamo Group, Inc. ...................................................... 406 70,181
Albany International Corp. ................................................ 909 78,428
Allegiant Travel Co. ..................................................... 453 34,818
Allison Transmission Holdings, Inc. ......................................... 1,357 80,144
Ameresco, Inc. , Class A (a) ................................................ 851 32,815
American Woodmark Corp. (a) .............................................. 722 54,590
ArcBest Corp. ......................................................... 459 46,657
Arcosa, Inc. ........................................................... 824 59,246
Armstrong World Industries, Inc. ............................................ 1,120 80,640
Array Technologies, Inc. (a) ................................................ 1,267 28,115
ASGN, Inc. (a) ......................................................... 824 67,304
Astec Industries, Inc. .................................................... 990 46,639
Barnes Group, Inc. ...................................................... 2,086 70,861
Beacon Roofing Supply, Inc. (a) ............................................. 846 65,286
Boise Cascade Co. ...................................................... 618 63,679
Brady Corp. , Class A .................................................... 1,988 109,181
Casella Waste Systems, Inc. (a) ............................................. 1,110 84,693
CBIZ, Inc. (a) .......................................................... 1,692 87,815
Comfort Systems USA, Inc. ............................................... 338 57,599
Construction Partners, Inc. , Class A (a) ........................................ 1,456 53,231
Core & Main, Inc. , Class A (a) .............................................. 2,287 65,980
CoreCivic, Inc. (a) ...................................................... 5,048 56,790
CSG Systems International, Inc. ............................................ 1,384 70,750
CSW Industrials, Inc. .................................................... 401 70,271
Dycom Industries, Inc. (a) ................................................. 574 51,086
Encore Wire Corp. ...................................................... 319 58,205
Energy Recovery, Inc. (a) ................................................. 2,098 44,499
Enerpac Tool Group Corp. ................................................ 2,850 75,325
EnerSys .............................................................. 578 54,719
EnPro Industries, Inc. .................................................... 460 55,747
Esab Corp. ............................................................ 1,034 72,607
ESCO Technologies, Inc. ................................................. 752 78,539
Federal Signal Corp. ..................................................... 1,309 78,187
First Advantage Corp. .................................................... 4,492 61,945
Flowserve Corp. ........................................................ 1,858 73,893
Forward Air Corp. ...................................................... 631 43,375
Franklin Electric Co., Inc. ................................................. 852 76,024
FTAI Aviation Ltd. ...................................................... 1,621 57,627
GATX Corp. .......................................................... 816 88,805
Gibraltar Industries, Inc. (a) ................................................ 864 58,329
GMS, Inc. (a) .......................................................... 970 62,051
Granite Construction, Inc. ................................................. 1,928 73,303
H&E Equipment Services, Inc. ............................................. 1,120 48,373
Hayward Holdings, Inc. (a) ................................................ 3,602 50,788
Helios Technologies, Inc. ................................................. 1,031 57,200
Herc Holdings, Inc. ..................................................... 353 41,986
Hillenbrand, Inc. ....................................................... 1,403 59,361
HNI Corp. ............................................................ 1,864 64,550
Hub Group, Inc. , Class A (a) ............................................... 927 72,807
Huron Consulting Group, Inc. (a) ............................................ 522 54,371
ICF International, Inc. ................................................... 598 72,244
Insperity, Inc. .......................................................... 623 60,805
Janus International Group, Inc. (a) ........................................... 5,612 60,048
JELD-WEN Holding, Inc. (a) ............................................... 2,866 38,290
JetBlue Airways Corp. (a) ................................................. 8,081 37,173
John Bean Technologies Corp. .............................................. 592 62,243
Kadant, Inc. ........................................................... 323 72,853
Kennametal, Inc. ....................................................... 2,413 60,035
Kforce, Inc. ........................................................... 1,179 70,339
Kirby Corp. (a) ......................................................... 949 78,577
Korn Ferry ........................................................... 1,591 75,477

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Leonardo DRS, Inc. (a) ................................................... 3,812 $ 63,660
Lindsay Corp. ......................................................... 502 59,075
ManpowerGroup, Inc. ................................................... 991 72,660
Marten Transport Ltd. .................................................... 3,864 76,159
Masterbrand, Inc. (a) ..................................................... 3,127 37,993
Matson, Inc. .......................................................... 644 57,136
Maximus, Inc. ......................................................... 1,097 81,924
McGrath RentCorp ...................................................... 851 85,304
MillerKnoll, Inc. ....................................................... 2,611 63,839
Moog, Inc. , Class A ..................................................... 624 70,487
MSC Industrial Direct Co., Inc. ............................................. 1,046 102,665
Mueller Industries, Inc. ................................................... 809 60,804
Mueller Water Products, Inc. , Class A ........................................ 4,790 60,737
MYR Group, Inc. (a) ..................................................... 466 62,798
NOW, Inc. (a) .......................................................... 4,962 58,899
NV5 Global, Inc. (a) ..................................................... 598 57,546
Parsons Corp. (a) ....................................................... 1,583 86,036
PGT Innovations, Inc. (a) .................................................. 2,196 60,939
Primoris Services Corp. .................................................. 2,104 68,864
Resideo Technologies, Inc. (a) .............................................. 3,364 53,151
Rush Enterprises, Inc. , Class A ............................................. 2,051 83,742
RXO, Inc. (a) .......................................................... 3,167 62,485
Schneider National, Inc. , Class B ............................................ 2,656 73,545
Shoals Technologies Group, Inc. , Class A (a) .................................... 1,820 33,215
Simpson Manufacturing Co., Inc. ........................................... 428 64,119
SPX Technologies, Inc. (a) ................................................. 684 55,678
Standex International Corp. ................................................ 487 70,951
Sterling Infrastructure, Inc. (a) .............................................. 592 43,500
SunPower Corp. (a) (b) .................................................... 4,979 30,720
Tennant Co. ........................................................... 836 61,989
Terex Corp. ........................................................... 846 48,747
The AZEK Co., Inc. (a) ................................................... 1,643 48,863
The Brink's Co. ........................................................ 859 62,398
The Greenbrier Cos., Inc. ................................................. 888 35,520
Trinity Industries, Inc. ................................................... 2,388 58,148
TTEC Holdings, Inc. .................................................... 1,738 45,570
UniFirst Corp. ......................................................... 464 75,637
Verra Mobility Corp. (a) .................................................. 4,758 88,975
Vicor Corp. (a) ......................................................... 343 20,199
Watts Water Technologies, Inc. , Class A ....................................... 451 77,942
Werner Enterprises, Inc. .................................................. 2,037 79,341
Zurn Elkay Water Solutions Corp. ........................................... 2,107 59,038
6,709,020
Information Technology (8.9%):
ACI Worldwide, Inc. (a) .................................................. 2,290 51,662
Advanced Energy Industries, Inc. ........................................... 537 55,376
Aehr Test Systems (a) .................................................... 453 20,702
Agilysys, Inc. (a) ....................................................... 742 49,091
Alarm.com Holdings, Inc. (a) ............................................... 890 54,415
AppLovin Corp. , Class A (a) ............................................... 666 26,613
Avnet, Inc. ............................................................ 1,709 82,357
Axcelis Technologies, Inc. (a) .............................................. 244 39,784
Badger Meter, Inc. ...................................................... 439 63,159
Belden, Inc. ........................................................... 800 77,240
Blackline, Inc. (a) ....................................................... 892 49,479
Calix, Inc. (a) .......................................................... 1,092 50,057
Cohu, Inc. (a) .......................................................... 1,796 61,854
Corsair Gaming, Inc. (a) .................................................. 3,662 53,209
CTS Corp. ............................................................ 1,612 67,285
Digi International, Inc. (a) ................................................. 1,687 45,549
Diodes, Inc. (a) ......................................................... 736 58,026
DoubleVerify Holdings, Inc. (a) ............................................. 1,544 43,155
ePlus, Inc. (a) .......................................................... 894 56,787

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Extreme Networks, Inc. (a) ................................................ 1,672 $ 40,479
Harmonic, Inc. (a) ....................................................... 3,718 35,804
Insight Enterprises, Inc. (a) ................................................ 511 74,351
InterDigital, Inc. ....................................................... 738 59,217
Itron, Inc. (a) .......................................................... 768 46,526
MaxLinear, Inc. (a) ...................................................... 1,542 34,310
Methode Electronics, Inc. ................................................. 1,892 43,232
MicroStrategy, Inc. (a) .................................................... 74 24,293
N-able, Inc. (a) ......................................................... 4,454 57,457
NCR Corp. (a) ......................................................... 1,923 51,863
NetScout Systems, Inc. (a) ................................................. 2,346 65,735
Onto Innovation, Inc. (a) .................................................. 358 45,652
OSI Systems, Inc. (a) ..................................................... 509 60,082
PDF Solutions, Inc. (a) ................................................... 1,439 46,624
Perficient, Inc. (a) ....................................................... 714 41,312
Photronics, Inc. (a) ...................................................... 2,239 45,250
Plexus Corp. (a) ........................................................ 688 63,970
Progress Software Corp. .................................................. 1,522 80,027
Qualys, Inc. (a) ......................................................... 437 66,664
Rambus, Inc. (a) ........................................................ 809 45,134
Rogers Corp. (a) ........................................................ 534 70,205
Sanmina Corp. (a) ....................................................... 1,243 67,470
Super Micro Computer, Inc. (a) ............................................. 97 26,599
Teradata Corp. (a) ....................................................... 1,218 54,834
TTM Technologies, Inc. (a) ................................................ 4,053 52,203
Ultra Clean Holdings, Inc. (a) .............................................. 1,417 42,042
Veeco Instruments, Inc. (a) ................................................. 2,213 62,208
Viavi Solutions, Inc. (a) ................................................... 7,578 69,263
Vishay Intertechnology, Inc. ............................................... 2,338 57,795
Vontier Corp. .......................................................... 2,553 78,939
2,615,340
Materials (5.1%):
Alpha Metallurgical Resources, Inc. .......................................... 249 64,673
Avient Corp. .......................................................... 1,567 55,346
Balchem Corp. ......................................................... 597 74,052
Cabot Corp. ........................................................... 974 67,469
Carpenter Technology Corp. ............................................... 798 53,634
Compass Minerals International, Inc. ......................................... 1,736 48,521
Ecovyst, Inc. (a) ........................................................ 5,970 58,745
Greif, Inc. , Class A ...................................................... 1,090 72,823
H.B. Fuller Co. ........................................................ 1,072 73,550
Ingevity Corp. (a) ....................................................... 980 46,658
Innospec, Inc. ......................................................... 812 82,986
Kaiser Aluminum Corp. .................................................. 652 49,069
Materion Corp. ........................................................ 438 44,637
Minerals Technologies, Inc. ................................................ 1,138 62,317
NewMarket Corp. ...................................................... 209 95,103
O-I Glass, Inc. (a) ....................................................... 2,783 46,560
Orion SA ............................................................. 2,537 53,987
Quaker Chemical Corp. .................................................. 330 52,800
Sensient Technologies Corp. ............................................... 1,398 81,755
Stepan Co. ............................................................ 914 68,523
Summit Materials, Inc. , Class A (a) .......................................... 1,876 58,419
Sylvamo Corp. ......................................................... 1,380 60,637
Warrior Met Coal, Inc. ................................................... 1,282 65,484
Worthington Industries, Inc. ............................................... 778 48,096
1,485,844
Real Estate (1.1%):
eXp World Holdings, Inc. ................................................. 1,754 28,485
Howard Hughes Holdings, Inc. (a) ........................................... 962 71,313
Kennedy-Wilson Holdings, Inc. ............................................. 4,058 59,815
Marcus & Millichap, Inc. ................................................. 2,181 63,990

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Newmark Group, Inc. , Class A ............................................. 6,848 $ 44,033
The St. Joe Co. ........................................................ 1,059 57,535
325,171
Utilities (4.6%):
ALLETE, Inc. ......................................................... 1,851 97,733
American States Water Co. ................................................ 1,099 86,469
Avista Corp. .......................................................... 2,924 94,650
California Water Service Group ............................................. 1,791 84,732
Chesapeake Utilities Corp. ................................................ 973 95,111
Clearway Energy, Inc. , Class C ............................................. 3,723 78,779
MGE Energy, Inc. ...................................................... 1,352 92,625
Middlesex Water Co. .................................................... 1,077 71,351
Northwest Natural Holding Co. ............................................. 2,520 96,163
Northwestern Energy Group, Inc. ........................................... 2,248 108,039
ONE Gas, Inc. ......................................................... 1,328 90,676
Otter Tail Corp. ........................................................ 854 64,836
Portland General Electric Co. .............................................. 2,318 93,833
SJW Group ........................................................... 1,421 85,416
Spire, Inc. ............................................................ 1,776 100,486
1,340,899
Total Common Stocks (Cost $28,349,898) 29,177,289
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (d) ........ 42,751 42,751
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (d) ............ 42,751 42,751
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (d) ............... 42,751 42,751
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (d) . 42,751 42,751
Total Collateral for Securities Loaned (Cost $171,004) 171,004
Total Investments (Cost $28,520,902) — 100.3% 29,348,293
Liabilities in excess of other assets — (0.3)% (81,604)
NET ASSETS - 100.00% $ 29,266,689
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security.
(d) Rate disclosed is the daily yield on September 30, 2023.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 1 12/15/23 $ 93,627 $ 89,930 $ (3,697)
Total unrealized appreciation $ —
Total unrealized depreciation (3,697)
Total net unrealized appreciation (depreciation) $ (3,697)

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Affiliated Holdings
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
9/30/2023
Dividend
Income
Victory Capital Holdings,
Inc. ............. $ 51,978 $ 31,601 $ (11,886) $ 5,660 $ — $ (3,238) $ 74,115 $ 530

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares International Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (98.5%)
Australia (5.6%):
Communication Services (0.5%):
REA Group Ltd. ........................................................ 1,492 $ 148,002
Telstra Group Ltd. ...................................................... 115,157 284,989
432,991
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 6,833 179,424
Wesfarmers Ltd. ........................................................ 6,507 221,098
400,522
Consumer Staples (0.6%):
Coles Group Ltd. ....................................................... 24,740 247,449
Woolworths Group Ltd. .................................................. 10,549 253,064
500,513
Energy (0.4%):
Santos Ltd. ........................................................... 36,090 183,270
Woodside Energy Group Ltd. .............................................. 6,292 147,584
330,854
Financials (1.9%):
ANZ Group Holdings Ltd. ................................................ 13,344 220,100
Commonwealth Bank of Australia ........................................... 3,464 222,600
Insurance Australia Group Ltd. ............................................. 48,721 177,886
Macquarie Group Ltd. ................................................... 1,632 175,957
National Australia Bank Ltd. ............................................... 10,489 196,000
QBE Insurance Group Ltd. ................................................ 18,295 184,750
Suncorp Group Ltd. ..................................................... 22,489 201,950
Westpac Banking Corp. .................................................. 15,494 210,645
1,589,888
Health Care (0.6%):
Cochlear Ltd. .......................................................... 1,059 173,803
CSL Ltd. ............................................................. 1,260 203,130
Sonic Healthcare Ltd. .................................................... 7,452 142,747
519,680
Industrials (0.4%):
Brambles Ltd. ......................................................... 23,484 216,168
Computershare Ltd. ..................................................... 9,410 157,026
373,194
Information Technology (0.1%):
WiseTech Global Ltd. .................................................... 2,231 93,288
Materials (0.6%):
BHP Group Ltd. ........................................................ 5,975 169,953
Fortescue Metals Group Ltd. ............................................... 9,022 121,322
Rio Tinto Ltd. ......................................................... 2,328 169,921
461,196
4,702,126
Austria (0.5%):
Energy (0.2%):
OMV AG ............................................................ 2,929 140,322
Financials (0.1%):
Erste Group Bank AG .................................................... 3,981 138,118
Utilities (0.2%):
Verbund AG .......................................................... 1,716 139,768
418,208

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Belgium (1.1%):
Consumer Staples (0.3%):
Anheuser-Busch InBev SA ................................................ 3,883 $ 215,540
Financials (0.4%):
Groupe Bruxelles Lambert SA .............................................. 2,871 214,146
KBC Group NV ........................................................ 2,314 144,665
358,811
Health Care (0.2%):
UCB SA ............................................................. 2,064 169,182
Materials (0.2%):
Solvay SA , Class A ..................................................... 1,399 155,061
898,594
Canada (12.2%):
Communication Services (0.8%):
BCE, Inc. ............................................................ 7,372 281,451
Rogers Communications, Inc. , Class B ........................................ 5,015 192,572
TELUS Corp. (a) ....................................................... 14,139 230,913
704,936
Consumer Discretionary (0.7%):
Dollarama, Inc. ........................................................ 3,756 258,807
Magna International, Inc. ................................................. 1,933 103,603
Restaurant Brands International, Inc. ......................................... 3,444 229,372
591,782
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc. ............................................. 4,053 205,858
George Weston Ltd. ..................................................... 2,178 241,567
Loblaw Cos. Ltd. ....................................................... 2,809 238,686
Metro, Inc. ........................................................... 5,701 296,111
982,222
Energy (1.8%):
ARC Resources Ltd. ..................................................... 7,757 123,829
Cameco Corp. ......................................................... 3,466 137,532
Canadian Natural Resources Ltd. ............................................ 2,151 139,124
Cenovus Energy, Inc. .................................................... 5,546 115,485
Enbridge, Inc. ......................................................... 6,868 227,821
Imperial Oil Ltd. (a) ..................................................... 2,446 150,675
Pembina Pipeline Corp. .................................................. 7,135 214,560
Suncor Energy, Inc. ..................................................... 4,173 143,525
TC Energy Corp. ....................................................... 4,677 160,859
Tourmaline Oil Corp. .................................................... 2,312 116,357
1,529,767
Financials (3.8%):
Bank of Montreal ....................................................... 2,771 233,783
Brookfield Asset Management Ltd. , Class A .................................... 4,011 133,670
Brookfield Corp. ....................................................... 4,125 128,995
Canadian Imperial Bank of Commerce (a) ...................................... 5,569 214,994
Fairfax Financial Holdings Ltd. ............................................. 213 173,896
Great-West Lifeco, Inc. (a) ................................................. 10,557 302,073
Intact Financial Corp. .................................................... 1,882 274,408
Manulife Financial Corp. ................................................. 12,260 224,058
National Bank of Canada ................................................. 3,252 216,058
Power Corp. of Canada (a) ................................................. 10,109 257,396
Royal Bank of Canada ................................................... 3,099 270,857
Sun Life Financial, Inc. .................................................. 6,028 294,143
The Bank of Nova Scotia ................................................. 4,886 219,026

Victory Portfolios II
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September 30, 2023
Security Description Shares Value
The Toronto-Dominion Bank (a) ............................................. 3,638 $ 219,202
3,162,559
Industrials (1.4%):
Canadian National Railway Co. ............................................. 2,062 223,326
Canadian Pacific Kansas City Ltd. ........................................... 2,455 182,503
TFI International, Inc. .................................................... 921 118,297
Thomson Reuters Corp. .................................................. 1,632 199,671
Waste Connections, Inc. .................................................. 1,868 250,841
WSP Global, Inc. ....................................................... 1,441 203,402
1,178,040
Information Technology (0.6%):
CGI, Inc. (b) ........................................................... 2,174 214,311
Constellation Software, Inc. ............................................... 92 189,952
Open Text Corp. ........................................................ 3,458 121,378
525,641
Materials (1.0%):
Agnico Eagle Mines Ltd. ................................................. 2,902 131,884
First Quantum Minerals Ltd. ............................................... 2,909 68,735
Franco-Nevada Corp. .................................................... 1,181 157,684
Ivanhoe Mines Ltd. (b) ................................................... 9,436 80,874
Nutrien Ltd. ........................................................... 2,016 124,514
Teck Resources Ltd. , Class B .............................................. 2,242 96,508
Wheaton Precious Metals Corp. ............................................. 3,330 135,152
795,351
Utilities (0.9%):
Emera, Inc. ........................................................... 6,493 226,712
Fortis, Inc. ............................................................ 6,217 236,164
Hydro One Ltd. (c) ...................................................... 9,719 247,466
710,342
10,180,640
Chile (0.1%):
Materials (0.1%):
Antofagasta PLC ....................................................... 6,170 107,558
Denmark (2.0%):
Consumer Discretionary (0.1%):
Pandora A/S .......................................................... 1,104 114,513
Consumer Staples (0.2%):
Carlsberg A/S , Class B ................................................... 1,512 191,090
Financials (0.4%):
Danske Bank A/S ....................................................... 6,358 148,151
Tryg A/S ............................................................. 11,333 207,838
355,989
Health Care (0.7%):
Coloplast A/S , Class B ................................................... 1,621 171,817
Genmab A/S (b) ........................................................ 425 151,123
Novo Nordisk A/S , Class B ................................................ 2,342 213,806
536,746
Industrials (0.3%):
AP Moller - Maersk A/S , Class B ........................................... 60 108,334
DSV A/S ............................................................. 804 150,354
258,688
Materials (0.2%):
Novozymes A/S , B Shares ................................................ 4,124 166,464

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Utilities (0.1%):
Orsted A/S (c) .......................................................... 1,419 $ 77,476
1,700,966
Finland (1.6%):
Energy (0.1%):
Neste Oyj (a) .......................................................... 3,229 109,672
Financials (0.4%):
Nordea Bank Abp ....................................................... 14,947 164,387
Sampo Oyj , A Shares .................................................... 4,828 209,150
373,537
Industrials (0.3%):
Kone Oyj , Class B ...................................................... 3,678 155,210
Metso Oyj ............................................................ 11,624 122,313
277,523
Information Technology (0.2%):
Nokia Oyj ............................................................ 38,065 143,572
Materials (0.4%):
Stora Enso Oyj , Class R .................................................. 9,392 118,048
UPM-Kymmene Oyj .................................................... 5,100 175,053
293,101
Utilities (0.2%):
Fortum Oyj (a) ......................................................... 11,136 129,432
1,326,837
France (8.5%):
Communication Services (0.5%):
Orange SA ............................................................ 22,101 253,723
Publicis Groupe SA ..................................................... 2,027 153,764
407,487
Consumer Discretionary (1.2%):
Accor SA ............................................................ 4,445 150,081
Cie Generale des Etablissements Michelin SCA ................................. 5,633 173,102
Hermes International SCA ................................................ 71 129,829
Kering SA ............................................................ 257 117,337
LVMH Moet Hennessy Louis Vuitton SE ...................................... 178 134,801
Renault SA ........................................................... 2,954 121,395
Sodexo SA ........................................................... 1,806 186,178
1,012,723
Consumer Staples (0.9%):
Carrefour SA .......................................................... 8,396 144,537
Danone SA ........................................................... 4,549 251,306
L'Oreal SA ........................................................... 414 172,081
Pernod Ricard SA ....................................................... 1,037 173,038
740,962
Energy (0.2%):
TotalEnergies SE ....................................................... 2,470 162,694
Financials (1.3%):
Amundi SA (c) ......................................................... 2,528 142,570
AXA SA ............................................................. 5,911 176,084
BNP Paribas SA ........................................................ 2,059 131,531
Credit Agricole SA ...................................................... 12,994 160,602
Edenred .............................................................. 3,981 249,470
Societe Generale SA ..................................................... 4,319 105,215
Worldline SA (b) (c) ...................................................... 4,188 117,984
1,083,456

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Health Care (0.9%):
BioMerieux ........................................................... 1,787 $ 173,452
EssilorLuxottica SA ..................................................... 891 155,561
Ipsen SA ............................................................. 1,354 177,770
Sanofi ............................................................... 1,849 198,351
Sartorius Stedim Biotech ................................................. 321 76,689
781,823
Industrials (2.7%):
Aeroports de Paris ...................................................... 1,289 152,476
Airbus SE ............................................................ 1,251 167,923
Bouygues SA .......................................................... 6,141 215,134
Bureau Veritas SA ...................................................... 9,109 226,382
Cie de Saint-Gobain ..................................................... 2,277 136,912
Eiffage SA ............................................................ 2,175 207,020
Getlink SE ............................................................ 13,043 208,334
Legrand SA ........................................................... 1,975 182,263
Safran SA ............................................................ 1,251 196,567
Schneider Electric SE .................................................... 904 150,014
Thales SA ............................................................ 1,208 169,967
Vinci SA ............................................................. 1,935 214,818
2,227,810
Information Technology (0.3%):
Capgemini SE ......................................................... 747 130,925
Dassault Systemes SE .................................................... 3,594 134,094
265,019
Materials (0.3%):
Air Liquide SA ........................................................ 1,225 206,985
Utilities (0.2%):
Veolia Environnement SA ................................................. 6,145 178,183
7,067,142
Germany (5.8%):
Communication Services (0.3%):
Deutsche Telekom AG ................................................... 10,379 217,985
Consumer Discretionary (0.6%):
Bayerische Motoren Werke AG ............................................. 1,664 169,534
Continental AG ........................................................ 1,567 110,587
Mercedes-Benz Group AG ................................................ 2,310 160,898
Puma SE ............................................................. 1,547 96,158
537,177
Consumer Staples (0.3%):
Beiersdorf AG ......................................................... 2,128 274,779
Financials (1.4%):
Allianz SE , Registered Shares .............................................. 889 212,105
Commerzbank AG ...................................................... 8,435 96,211
Deutsche Bank AG , Registered Shares ........................................ 10,441 115,339
Deutsche Boerse AG .................................................... 1,079 186,719
Hannover Rueck SE ..................................................... 901 198,015
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen , Class R ............... 528 206,014
Talanx AG ............................................................ 2,872 182,160
1,196,563
Health Care (0.7%):
Bayer AG , Registered Shares .............................................. 3,067 147,355
Fresenius Medical Care AG & Co. KGaA ...................................... 2,690 116,133
Fresenius SE & Co. KGaA ................................................ 4,567 142,227

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Merck KGaA .......................................................... 830 $ 138,761
544,476
Industrials (1.3%):
Brenntag SE .......................................................... 2,310 179,432
Daimler Truck Holding AG ................................................ 4,356 151,128
Deutsche Lufthansa AG , Registered Shares (b) .................................. 15,577 123,598
Deutsche Post AG ...................................................... 3,505 142,778
Knorr-Bremse AG ...................................................... 2,046 130,159
MTU Aero Engines AG .................................................. 685 124,367
Rheinmetall AG ........................................................ 444 114,475
Siemens AG , Registered Shares ............................................. 1,035 148,426
1,114,363
Information Technology (0.3%):
Infineon Technologies AG ................................................. 3,051 101,127
SAP SE .............................................................. 1,395 181,118
282,245
Materials (0.4%):
HeidelbergCement AG ................................................... 2,081 161,732
Symrise AG ........................................................... 1,771 169,091
330,823
Utilities (0.5%):
E.ON SE ............................................................. 16,912 200,231
RWE AG ............................................................. 4,897 181,959
382,190
4,880,601
Hong Kong (2.9%):
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd. ........................................... 19,000 114,402
Financials (0.5%):
AIA Group Ltd. ........................................................ 15,411 125,658
Hang Seng Bank Ltd. .................................................... 14,914 185,599
Hong Kong Exchanges & Clearing Ltd. ....................................... 3,684 137,656
448,913
Industrials (0.6%):
CK Hutchison Holdings Ltd. ............................................... 35,262 188,678
MTR Corp. Ltd. ........................................................ 58,065 229,866
Techtronic Industries Co. Ltd. .............................................. 7,683 74,566
493,110
Real Estate (1.0%):
CK Asset Holdings Ltd. .................................................. 36,809 193,900
Henderson Land Development Co. Ltd. ....................................... 56,891 150,025
Sino Land Co. Ltd. ...................................................... 143,761 162,107
Sun Hung Kai Properties Ltd. .............................................. 15,904 170,196
Swire Pacific Ltd. , Class A ................................................ 17,515 118,210
794,438
Utilities (0.7%):
CLP Holdings Ltd. ...................................................... 26,500 196,109
Hong Kong & China Gas Co. Ltd. ........................................... 265,205 184,916
Power Assets Holdings Ltd. ............................................... 47,686 230,797
611,822
2,462,685
Ireland (1.1%):
Consumer Staples (0.2%):
Kerry Group PLC ....................................................... 2,194 183,641

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Financials (0.3%):
AIB Group PLC ........................................................ 26,624 $ 119,895
Bank of Ireland Group PLC ............................................... 10,961 107,643
227,538
Industrials (0.3%):
Experian PLC ......................................................... 5,164 169,521
Kingspan Group PLC .................................................... 1,223 91,740
261,261
Materials (0.3%):
CRH PLC ............................................................ 2,864 158,688
Smurfit Kappa Group PLC ................................................ 3,431 114,263
272,951
945,391
Israel (0.5%):
Financials (0.4%):
Bank Hapoalim BM ..................................................... 17,397 154,673
Bank Leumi Le-Israel BM ................................................ 18,701 154,591
309,264
Information Technology (0.1%):
Nice Ltd. (b) ........................................................... 663 112,205
421,469
Italy (3.0%):
Communication Services (0.2%):
Infrastrutture Wireless Italiane SpA (c) ........................................ 15,505 184,638
Consumer Discretionary (0.2%):
Moncler SpA .......................................................... 2,183 127,106
Consumer Staples (0.2%):
Davide Campari-Milano NV ............................................... 16,048 189,408
Energy (0.2%):
Eni SpA ............................................................. 10,559 170,287
Financials (1.0%):
Assicurazioni Generali SpA ............................................... 10,158 207,943
Intesa Sanpaolo SpA ..................................................... 53,276 137,417
Mediobanca Banca di Credito Finanziario SpA .................................. 14,191 187,967
Poste Italiane SpA (c) .................................................... 17,001 179,143
UniCredit SpA ......................................................... 4,282 102,888
815,358
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 3,196 151,053
Industrials (0.3%):
Nexi SpA (b) (c) ........................................................ 19,166 117,268
Prysmian SpA ......................................................... 3,611 145,626
262,894
Utilities (0.7%):
Enel SpA ............................................................. 30,032 184,767
Snam SpA ............................................................ 40,790 191,838
Terna - Rete Elettrica Nazionale ............................................ 26,529 199,897
576,502
2,477,246
Japan (19.6%):
Communication Services (1.7%):
KDDI Corp. ........................................................... 8,600 263,433
Nexon Co. Ltd. ........................................................ 6,700 119,880

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Nintendo Co. Ltd. ...................................................... 4,300 $ 179,287
Nippon Telegraph & Telephone Corp. ........................................ 226,700 267,937
SoftBank Corp. ........................................................ 34,400 389,193
SoftBank Group Corp. ................................................... 2,700 114,473
Z Holdings Corp. ....................................................... 40,000 111,230
1,445,433
Consumer Discretionary (3.1%):
Bandai Namco Holdings, Inc. .............................................. 7,800 158,798
Bridgestone Corp. ...................................................... 6,000 234,065
Denso Corp. .......................................................... 10,400 167,115
Fast Retailing Co. Ltd. ................................................... 600 130,866
Honda Motor Co. Ltd. ................................................... 15,300 172,230
Nissan Motor Co. Ltd. ................................................... 28,700 126,828
Nitori Holdings Co. Ltd. .................................................. 1,400 156,565
Oriental Land Co. Ltd. ................................................... 4,800 157,698
Pan Pacific International Holdings Corp. ...................................... 7,100 149,109
Panasonic Holdings Corp. ................................................. 13,500 151,968
Sekisui House Ltd. ...................................................... 11,500 229,123
Shimano, Inc. ......................................................... 800 107,964
Sony Group Corp. ...................................................... 1,800 147,450
Subaru Corp. .......................................................... 8,100 157,533
Suzuki Motor Corp. ..................................................... 3,900 157,023
Toyota Motor Corp. ..................................................... 9,600 172,025
2,576,360
Consumer Staples (2.1%):
Aeon Co. Ltd. ......................................................... 11,400 226,024
Ajinomoto Co., Inc. ..................................................... 3,500 135,015
Asahi Group Holdings Ltd. ................................................ 5,300 198,280
Japan Tobacco, Inc. ..................................................... 12,200 280,873
Kao Corp. ............................................................ 5,500 204,327
Kirin Holdings Co. Ltd. .................................................. 18,100 253,536
Seven & i Holdings Co. Ltd. ............................................... 4,200 164,576
Shiseido Co. Ltd. ....................................................... 3,600 126,489
Unicharm Corp. ........................................................ 4,400 155,805
1,744,925
Energy (0.1%):
Inpex Corp. ........................................................... 8,300 125,317
Financials (2.3%):
Dai-ichi Life Holdings, Inc. ............................................... 6,600 136,797
Japan Post Holdings Co. Ltd. .............................................. 23,600 189,138
Mitsubishi UFJ Financial Group, Inc. ......................................... 16,300 138,379
Mizuho Financial Group, Inc. .............................................. 9,470 161,044
MS&AD Insurance Group Holdings, Inc. ...................................... 4,800 176,523
Nomura Holdings, Inc. ................................................... 39,900 159,979
ORIX Corp. ........................................................... 9,800 183,184
Resona Holdings, Inc. .................................................... 22,000 121,956
Sompo Holdings, Inc. .................................................... 3,900 167,907
Sumitomo Mitsui Financial Group, Inc. ....................................... 3,300 162,261
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 4,400 165,817
Tokio Marine Holdings, Inc. ............................................... 6,900 160,009
1,922,994
Health Care (2.1%):
Astellas Pharma, Inc. .................................................... 11,300 156,848
Chugai Pharmaceutical Co. Ltd. ............................................ 5,900 182,583
Daiichi Sankyo Co. Ltd. .................................................. 3,700 101,675
Eisai Co. Ltd. .......................................................... 2,100 116,707
Hoya Corp. ........................................................... 1,200 123,076
M3, Inc. ............................................................. 6,600 119,968
Olympus Corp. ........................................................ 9,500 123,439
Otsuka Holdings Co., Ltd. ................................................. 5,400 192,010

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Shionogi & Co. Ltd. ..................................................... 5,000 $ 223,732
Takeda Pharmaceutical Co. Ltd. ............................................ 8,200 254,693
Terumo Corp. ......................................................... 5,400 143,222
1,737,953
Industrials (3.8%):
Central Japan Railway Co. ................................................ 9,000 218,947
Daikin Industries Ltd. .................................................... 700 109,975
East Japan Railway Co. .................................................. 4,400 251,921
FANUC Corp. ......................................................... 5,800 151,114
Hitachi Ltd. ........................................................... 2,500 155,183
ITOCHU Corp. ........................................................ 4,500 162,809
Komatsu Ltd. .......................................................... 5,700 154,230
Kubota Corp. .......................................................... 10,200 150,454
Marubeni Corp. ........................................................ 8,400 131,099
Mitsubishi Corp. ....................................................... 3,000 143,113
Mitsubishi Electric Corp. ................................................. 14,200 175,718
Mitsubishi Heavy Industries Ltd. ............................................ 2,300 128,469
Mitsui & Co. Ltd. ....................................................... 3,700 134,287
Nidec Corp. ........................................................... 2,600 120,604
Nippon Yusen KK ...................................................... 5,000 130,036
Recruit Holdings Co. Ltd. ................................................. 3,800 117,214
Secom Co. Ltd. ........................................................ 3,000 203,587
SMC Corp. ........................................................... 300 134,480
Sumitomo Corp. ........................................................ 8,300 165,756
Toyota Industries Corp. ................................................... 1,900 149,729
Toyota Tsusho Corp. ..................................................... 2,300 135,380
3,224,105
Information Technology (2.8%):
Advantest Corp. ........................................................ 2,400 67,156
Canon, Inc. ........................................................... 8,300 200,251
Disco Corp. ........................................................... 500 92,290
FUJIFILM Holdings Corp. ................................................ 3,300 191,215
Fujitsu Ltd. ........................................................... 1,400 164,904
Keyence Corp. ......................................................... 300 111,431
Kyocera Corp. ......................................................... 4,600 233,571
Lasertec Corp. ......................................................... 500 77,868
Murata Manufacturing Co. Ltd. ............................................. 9,600 175,655
NEC Corp. ........................................................... 3,000 165,861
Nomura Research Institute Ltd. ............................................. 5,578 145,330
NTT Data Corp. ........................................................ 12,400 166,349
Obic Co. Ltd. .......................................................... 1,200 182,184
Renesas Electronics Corp. (b) .............................................. 6,300 96,364
TDK Corp. ........................................................... 4,000 148,360
Tokyo Electron Ltd. ..................................................... 700 95,757
2,314,546
Materials (0.5%):
Nippon Paint Holdings Co. Ltd. ............................................. 17,000 114,456
Nippon Steel Corp. ...................................................... 5,900 138,399
Shin-Etsu Chemical Co. Ltd. ............................................... 4,800 139,515
392,370
Real Estate (0.9%):
Daiwa House Industry Co. Ltd. ............................................. 8,100 217,651
Mitsubishi Estate Co. Ltd. ................................................. 15,500 202,801
Mitsui Fudosan Co. Ltd. .................................................. 7,600 167,544
Sumitomo Realty & Development Co. Ltd. .................................... 5,800 150,842
738,838
Utilities (0.2%):
The Kansai Electric Power Co., Inc. .......................................... 10,700 148,770
16,371,611

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Luxembourg (0.4%):
Energy (0.1%):
Tenaris SA ............................................................ 7,314 $ 115,859
Health Care (0.1%):
Eurofins Scientific SE .................................................... 2,035 115,089
Materials (0.2%):
ArcelorMittal SA ....................................................... 5,048 126,870
357,818
Netherlands (3.3%):
Communication Services (0.6%):
Koninklijke KPN NV .................................................... 88,355 291,316
Universal Music Group NV ................................................ 6,140 160,513
451,829
Consumer Discretionary (0.1%):
Prosus NV (b) .......................................................... 1,622 47,872
Consumer Staples (0.7%):
Heineken Holding NV ................................................... 2,771 209,148
Heineken NV .......................................................... 2,153 189,951
Koninklijke Ahold Delhaize NV ............................................ 6,872 207,181
606,280
Financials (0.6%):
ABN AMRO Bank NV (c) ................................................. 8,188 116,331
ASR Nederland NV ..................................................... 3,984 149,592
ING Groep NV ........................................................ 9,689 128,541
NN Group NV ......................................................... 3,965 127,587
522,051
Health Care (0.3%):
QIAGEN NV (b) ....................................................... 5,556 224,770
Industrials (0.5%):
Adyen NV (b) (c) ........................................................ 74 55,204
Randstad NV .......................................................... 2,601 144,020
Wolters Kluwer NV ..................................................... 1,786 216,458
415,682
Information Technology (0.3%):
ASM International NV ................................................... 201 84,460
ASML Holding NV ..................................................... 188 111,113
BE Semiconductor Industries NV ........................................... 877 86,219
281,792
Materials (0.2%):
Akzo Nobel NV ........................................................ 2,268 164,182
2,714,458
Norway (1.3%):
Communication Services (0.2%):
Telenor ASA .......................................................... 17,304 196,605
Consumer Staples (0.2%):
Mowi ASA ........................................................... 8,827 156,462
Energy (0.3%):
Aker BP ASA ......................................................... 4,690 129,818
Equinor ASA .......................................................... 4,323 141,955
271,773

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Financials (0.2%):
DNB Bank ASA ........................................................ 9,986 $ 201,332
Materials (0.4%):
Norsk Hydro ASA ...................................................... 21,243 133,493
Yara International ASA ................................................... 4,203 159,297
292,790
1,118,962
Portugal (0.6%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA ............................................... 7,254 163,027
Energy (0.2%):
Galp Energia SGPS SA ................................................... 10,133 150,391
Utilities (0.2%):
EDP - Energias de Portugal SA ............................................. 45,276 188,383
501,801
Singapore (2.3%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 130,200 230,544
Consumer Staples (0.3%):
Wilmar International Ltd. ................................................. 88,700 242,080
Financials (0.9%):
DBS Group Holdings Ltd. ................................................. 10,300 253,525
Oversea-Chinese Banking Corp. Ltd. ......................................... 31,700 297,122
United Overseas Bank Ltd. ................................................ 11,500 239,811
790,458
Industrials (0.6%):
Jardine Cycle & Carriage Ltd. .............................................. 7,900 184,566
Keppel Corp. Ltd. ...................................................... 28,600 142,299
Singapore Airlines Ltd. ................................................... 39,500 186,705
513,570
Real Estate (0.2%):
Capitaland Investment Ltd. ................................................ 75,500 171,252
1,947,904
South Korea (3.1%):
Communication Services (0.3%):
Kakao Corp. .......................................................... 3,247 105,771
NAVER Corp. ......................................................... 663 99,017
204,788
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd. .................................................. 836 149,020
Hyundai Motor Co. ..................................................... 1,196 169,401
Kia Corp. ............................................................ 2,250 135,747
LG Electronics, Inc. ..................................................... 1,699 127,060
581,228
Financials (0.9%):
KakaoBank Corp. ....................................................... 4,656 80,579
KB Financial Group, Inc. ................................................. 3,423 140,300
Samsung Fire & Marine Insurance Co. Ltd. .................................... 830 160,254
Samsung Life Insurance Co. Ltd. ............................................ 3,997 208,264
Shinhan Financial Group Co. Ltd. ........................................... 5,363 141,508
730,905

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Health Care (0.1%):
Celltrion, Inc. ......................................................... 1,136 $ 117,204
Industrials (0.5%):
Ecopro BM Co. Ltd. ..................................................... 216 40,504
LG Corp. ............................................................. 2,425 150,619
Posco International Corp. ................................................. 784 41,489
Samsung C&T Corp. .................................................... 2,742 218,677
451,289
Information Technology (0.3%):
Samsung Electronics Co. Ltd. .............................................. 3,606 182,812
Samsung SDI Co. Ltd. ................................................... 261 99,046
281,858
Materials (0.3%):
Ecopro Co., Ltd. ....................................................... 40 26,712
LG Chem Ltd. ......................................................... 246 90,527
POSCO Future M Co. Ltd. ................................................ 180 47,962
POSCO Holdings, Inc. ................................................... 189 74,944
240,145
2,607,417
Spain (2.6%):
Communication Services (0.2%):
Telefonica SA ......................................................... 43,354 177,269
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA .............................................. 4,782 178,394
Energy (0.2%):
Repsol SA ............................................................ 10,239 168,525
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 15,960 130,078
Banco Santander SA ..................................................... 32,279 123,472
CaixaBank SA ......................................................... 34,258 137,107
390,657
Industrials (1.0%):
ACS Actividades de Construccion y Servicios SA ................................ 6,355 228,879
Aena SME SA (c) ....................................................... 1,099 165,667
Amadeus IT Group SA ................................................... 2,499 151,317
Ferrovial SE .......................................................... 7,811 239,206
785,069
Utilities (0.5%):
Endesa SA ............................................................ 9,512 193,814
Iberdrola SA .......................................................... 22,210 248,752
442,566
2,142,480
Sweden (3.5%):
Consumer Discretionary (0.3%):
Evolution AB (c) ........................................................ 1,282 129,867
H & M Hennes & Mauritz AB , Class B (a) ..................................... 6,335 90,170
220,037
Consumer Staples (0.2%):
Essity AB , Class B ...................................................... 8,391 181,234
Financials (1.3%):
Industrivarden AB , Class C ................................................ 7,952 210,121
Investor AB , Class B .................................................... 10,999 211,279
L E Lundbergforetagen AB , Class B ......................................... 4,936 206,533
Skandinaviska Enskilda Banken AB , Class A ................................... 13,703 163,917

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Svenska Handelsbanken AB , Class A ......................................... 17,443 $ 155,808
Swedbank AB , Class A ................................................... 8,785 161,914
1,109,572
Industrials (1.2%):
Alfa Laval AB ......................................................... 4,318 148,572
Assa Abloy AB , Class B .................................................. 7,766 169,370
Atlas Copco AB , Class A ................................................. 9,560 128,888
Epiroc AB , Class A ...................................................... 7,533 143,460
Nibe Industrier AB , Class B ............................................... 14,519 95,446
Sandvik AB ........................................................... 8,039 148,385
Volvo AB , Class B ...................................................... 7,470 154,297
988,418
Information Technology (0.3%):
Hexagon AB , Class B .................................................... 16,561 141,592
Telefonaktiebolaget LM Ericsson , Class B (a) ................................... 25,524 124,628
266,220
Materials (0.2%):
Svenska Cellulosa AB SCA , Class B ......................................... 11,172 153,382
2,918,863
Switzerland (6.8%):
Communication Services (0.3%):
Swisscom AG , Registered Shares ........................................... 464 275,936
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA , Registered Shares ................................ 920 112,600
The Swatch Group AG ................................................... 505 129,906
242,506
Consumer Staples (1.1%):
Barry Callebaut AG , Registered Shares ....................................... 137 218,278
Chocoladefabriken Lindt & Spruengli AG ..................................... 22 244,979
Coca-Cola HBC AG ..................................................... 7,152 196,219
Nestle SA , Registered Shares .............................................. 2,156 244,414
903,890
Financials (1.4%):
Banque Cantonale Vaudoise , Registered Shares ................................. 1,818 190,819
Julius Baer Group Ltd. ................................................... 1,852 119,122
Partners Group Holding AG ............................................... 110 124,353
Swiss Life Holding AG ................................................... 278 173,647
Swiss Re AG .......................................................... 1,818 187,383
UBS Group AG ........................................................ 4,481 111,107
Zurich Insurance Group AG ............................................... 470 215,765
1,122,196
Health Care (1.1%):
Alcon, Inc. ........................................................... 2,155 167,059
Lonza Group AG , Registered Shares ......................................... 249 115,806
Novartis AG , Registered Shares ............................................. 1,960 201,055
Roche Holding AG ...................................................... 877 240,023
Sonova Holding AG ..................................................... 513 122,041
Straumann Holding AG , Class R ............................................ 779 99,769
945,753
Industrials (1.1%):
ABB Ltd. , Registered Shares ............................................... 4,739 169,860
Geberit AG , Registered Shares ............................................. 319 160,006
Kuehne + Nagel International AG , Class R ..................................... 527 150,308
Schindler Holding AG ................................................... 665 132,986
SGS SA , Registered Shares ................................................ 2,501 210,498

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
VAT Group AG (c) ...................................................... 274 $ 98,509
922,167
Information Technology (0.2%):
Logitech International SA , Class R .......................................... 1,428 98,747
STMicroelectronics NV .................................................. 2,310 100,082
198,829
Materials (1.3%):
DSM-Firmenich AG ..................................................... 1,533 129,854
EMS-Chemie Holding AG ................................................ 234 159,307
Givaudan SA , Registered Shares ............................................ 54 176,676
Glencore PLC ......................................................... 21,587 123,743
Holcim AG ........................................................... 3,053 196,105
SIG Group AG ......................................................... 6,335 156,731
Sika AG , Registered Shares ................................................ 489 124,561
1,066,977
5,678,254
United Kingdom (9.8%):
Communication Services (0.7%):
BT Group PLC ........................................................ 90,032 128,172
Informa PLC .......................................................... 20,867 191,019
Vodafone Group PLC .................................................... 159,011 149,013
WPP PLC ............................................................ 16,200 144,858
613,062
Consumer Discretionary (1.0%):
Burberry Group PLC .................................................... 5,338 124,278
Compass Group PLC .................................................... 10,220 249,348
InterContinental Hotels Group PLC .......................................... 2,555 189,317
JD Sports Fashion PLC ................................................... 56,491 103,163
Next PLC ............................................................ 1,831 162,966
829,072
Consumer Staples (2.1%):
Associated British Foods PLC .............................................. 7,433 187,516
British American Tobacco PLC ............................................. 6,381 200,598
Diageo PLC ........................................................... 5,482 202,898
Haleon PLC ........................................................... 47,217 196,329
Imperial Brands PLC .................................................... 10,141 206,225
Reckitt Benckiser Group PLC .............................................. 3,492 246,818
Tesco PLC ............................................................ 70,323 226,649
Unilever PLC ......................................................... 5,571 276,056
1,743,089
Energy (0.4%):
BP PLC .............................................................. 22,459 145,591
Shell PLC ............................................................ 5,478 174,149
319,740
Financials (1.8%):
3i Group PLC ......................................................... 6,353 160,658
Admiral Group PLC ..................................................... 4,352 126,195
Barclays PLC ......................................................... 66,765 129,451
HSBC Holdings PLC .................................................... 23,753 186,868
Legal & General Group PLC ............................................... 54,605 148,213
Lloyds Banking Group PLC ............................................... 327,746 177,399
London Stock Exchange Group PLC ......................................... 2,409 241,975
NatWest Group PLC ..................................................... 50,793 146,045
Prudential PLC ........................................................ 9,054 98,168
Standard Chartered PLC .................................................. 13,571 125,489
1,540,461

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Health Care (0.7%):
AstraZeneca PLC ....................................................... 1,362 $ 184,460
GSK PLC ............................................................ 13,044 237,413
Smith & Nephew PLC ................................................... 14,280 178,208
600,081
Industrials (1.6%):
Ashtead Group PLC ..................................................... 1,935 118,072
BAE Systems PLC ...................................................... 15,970 194,389
Bunzl PLC ........................................................... 6,842 244,220
International Consolidated Airlines Group SA (b) ................................ 60,139 108,578
RELX PLC ........................................................... 7,018 237,575
Rentokil Initial PLC ..................................................... 22,821 169,876
Rolls-Royce Holdings PLC (b) .............................................. 27,255 73,446
Spirax-Sarco Engineering PLC ............................................. 1,271 147,700
Wise PLC , Class A (b) .................................................... 10,311 86,237
1,380,093
Information Technology (0.5%):
Halma PLC ........................................................... 6,574 155,460
The Sage Group PLC .................................................... 18,505 223,259
378,719
Materials (0.5%):
Anglo American PLC .................................................... 4,178 115,467
Croda International PLC .................................................. 1,944 116,558
Evraz PLC (b) (d) (e) ..................................................... 34,029 16,812
Rio Tinto PLC ......................................................... 2,390 150,851
399,688
Utilities (0.5%):
Centrica PLC .......................................................... 84,924 160,008
National Grid PLC ...................................................... 18,242 218,084
378,092
8,182,097
United States (0.3%):
Industrials (0.2%):
Rb Global, Inc. ........................................................ 2,577 161,364
Utilities (0.1%):
Brookfield Renewable Corp. , Class A ......................................... 5,210 124,716
286,080
Total Common Stocks (Cost $77,166,027) 82,417,208
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc. (b) (e) ........................................... 112 —
Total Warrants (Cost $–) —
Collateral for Securities Loaned (2.0%)^
United States (2.0%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (f) ........ 430,025 430,025
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (f) ............ 430,025 430,025
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (f) ................ 430,025 430,025
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (f) . 430,025 430,025
Total Collateral for Securities Loaned (Cost $1,720,100) 1,720,100
Total Investments (Cost $78,886,127) — 100.5% 84,137,308
Liabilities in excess of other assets — (0.5)% (437,364)
NET ASSETS - 100.00% $ 83,699,944

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 213,602
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$1,632,123 and amounted to 1.9% of net assets.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2023.
(e) Security was fair valued using significant unobservable inputs as of September 30, 2023.
(f) Rate disclosed is the daily yield on September 30, 2023.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 8 12/15/23 $ 845,278 $ 816,600 $ (28,678)
Total unrealized appreciation $ —
Total unrealized depreciation (28,678)
Total net unrealized appreciation (depreciation) $ (28,678)

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
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(Unaudited)
Security Description Shares Value
Common Stocks (99.2%)
Communication Services (2.6%):
Omnicom Group, Inc. .................................................... 38,958 $ 2,901,592
The Interpublic Group of Cos., Inc. .......................................... 85,358 2,446,360
Verizon Communications, Inc. .............................................. 103,703 3,361,014
8,708,966
Consumer Discretionary (2.8%):
Best Buy Co., Inc. ...................................................... 41,014 2,849,242
Darden Restaurants, Inc. .................................................. 30,736 4,402,010
Ford Motor Co. ........................................................ 184,640 2,293,229
9,544,481
Consumer Staples (15.7%):
Altria Group, Inc. ....................................................... 114,052 4,795,887
Campbell Soup Co. ..................................................... 100,041 4,109,684
Conagra Brands, Inc. .................................................... 164,948 4,522,874
General Mills, Inc. ...................................................... 65,228 4,173,940
Kellanova ............................................................ 90,225 5,369,290
Kimberly-Clark Corp. .................................................... 42,793 5,171,534
Philip Morris International, Inc. ............................................. 52,762 4,884,706
Target Corp. .......................................................... 24,871 2,749,987
The Clorox Co. ........................................................ 21,902 2,870,476
The Coca-Cola Co. ...................................................... 113,883 6,375,170
The Kraft Heinz Co. ..................................................... 155,658 5,236,335
Tyson Foods, Inc. , Class A ................................................ 52,769 2,664,307
52,924,190
Energy (12.4%):
Chevron Corp. ......................................................... 22,128 3,731,223
ConocoPhillips ........................................................ 22,546 2,701,011
Coterra Energy, Inc. ..................................................... 92,106 2,491,467
Devon Energy Corp. ..................................................... 44,284 2,112,347
Diamondback Energy, Inc. ................................................ 17,226 2,667,963
EOG Resources, Inc. .................................................... 20,432 2,589,960
Exxon Mobil Corp. ..................................................... 28,582 3,360,672
HF Sinclair Corp. ....................................................... 40,567 2,309,479
Kinder Morgan, Inc. ..................................................... 266,879 4,424,854
ONEOK, Inc. .......................................................... 50,215 3,185,138
Phillips 66 ............................................................ 23,889 2,870,263
Pioneer Natural Resources Co. ............................................. 11,815 2,712,133
The Williams Cos., Inc. .................................................. 113,833 3,835,034
Valero Energy Corp. ..................................................... 18,399 2,607,322
41,598,866
Financials (21.2%):
Bank of America Corp. ................................................... 109,492 2,997,891
Blackstone, Inc. ........................................................ 22,064 2,363,937
Citigroup, Inc. ......................................................... 75,336 3,098,570
Citizens Financial Group, Inc. .............................................. 71,610 1,919,148
CME Group, Inc. ....................................................... 21,251 4,254,875
Corebridge Financial, Inc. ................................................. 129,416 2,555,966
Fidelity National Financial, Inc. ............................................ 79,748 3,293,592
Fifth Third Bancorp ..................................................... 81,070 2,053,503
Franklin Resources, Inc. .................................................. 112,216 2,758,269
Huntington Bancshares, Inc. ............................................... 195,672 2,034,989
KeyCorp ............................................................. 121,300 1,305,188
M&T Bank Corp. ....................................................... 19,485 2,463,878
MetLife, Inc. .......................................................... 44,593 2,805,346
Morgan Stanley ........................................................ 39,405 3,218,206
Northern Trust Corp. .................................................... 31,226 2,169,583
Principal Financial Group, Inc. ............................................. 37,399 2,695,346
Prudential Financial, Inc. ................................................. 32,772 3,109,735
Regions Financial Corp. .................................................. 133,291 2,292,605

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
State Street Corp. ....................................................... 36,077 $ 2,415,716
T. Rowe Price Group, Inc. ................................................. 23,528 2,467,381
The Bank of New York Mellon Corp. ......................................... 70,907 3,024,184
The Carlyle Group, Inc. .................................................. 69,441 2,094,341
The Goldman Sachs Group, Inc. ............................................ 10,461 3,384,866
The PNC Financial Services Group, Inc. ...................................... 21,844 2,681,788
Truist Financial Corp. .................................................... 60,125 1,720,176
U.S. Bancorp .......................................................... 56,049 1,852,980
UWM Holdings Corp. (a) ................................................. 281,551 1,365,522
Wells Fargo & Co. ...................................................... 69,192 2,827,185
71,224,766
Health Care (9.1%):
AbbVie, Inc. .......................................................... 27,360 4,078,281
Amgen, Inc. ........................................................... 16,039 4,310,642
Bristol-Myers Squibb Co. ................................................. 75,686 4,392,815
CVS Health Corp. ...................................................... 51,091 3,567,174
Gilead Sciences, Inc. .................................................... 53,973 4,044,737
Medtronic PLC ........................................................ 45,657 3,577,682
Pfizer, Inc. ............................................................ 111,792 3,708,141
Viatris, Inc. ........................................................... 307,492 3,031,871
30,711,343
Industrials (1.5%):
Stanley Black & Decker, Inc. .............................................. 24,380 2,037,680
United Parcel Service, Inc. , Class B .......................................... 20,526 3,199,388
5,237,068
Information Technology (5.0%):
Corning, Inc. .......................................................... 104,843 3,194,566
HP, Inc. .............................................................. 102,456 2,633,119
International Business Machines Corp. ........................................ 32,365 4,540,810
Juniper Networks, Inc. ................................................... 117,526 3,266,048
Texas Instruments, Inc. ................................................... 19,505 3,101,490
16,736,033
Materials (4.6%):
Dow, Inc. ............................................................ 65,506 3,377,490
Eastman Chemical Co. ................................................... 33,090 2,538,665
International Paper Co. ................................................... 83,702 2,968,910
LyondellBasell Industries NV , Class A ........................................ 34,897 3,304,746
Packaging Corp. of America ............................................... 21,037 3,230,231
15,420,042
Utilities (24.3%):
Alliant Energy Corp. .................................................... 83,747 4,057,542
American Electric Power Co., Inc. ........................................... 52,970 3,984,403
CMS Energy Corp. ...................................................... 75,234 3,995,678
Consolidated Edison, Inc. ................................................. 52,689 4,506,490
Dominion Energy, Inc. ................................................... 80,325 3,588,118
DTE Energy Co. ....................................................... 43,129 4,281,847
Duke Energy Corp. ...................................................... 51,638 4,557,570
Edison International ..................................................... 55,681 3,524,050
Entergy Corp. ......................................................... 40,362 3,733,485
Evergy, Inc. ........................................................... 77,341 3,921,189
Eversource Energy ...................................................... 62,395 3,628,269
Exelon Corp. .......................................................... 113,220 4,278,584
FirstEnergy Corp. ....................................................... 117,502 4,016,218
NiSource, Inc. ......................................................... 169,092 4,173,190
PPL Corp. ............................................................ 187,028 4,406,380
Public Service Enterprise Group, Inc. ......................................... 71,754 4,083,520
Sempra Energy ........................................................ 63,188 4,298,680
The Southern Co. ....................................................... 66,918 4,330,933
WEC Energy Group, Inc. ................................................. 52,045 4,192,225

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Xcel Energy, Inc. ....................................................... 75,826 $ 4,338,764
81,897,135
Total Common Stocks (Cost $358,000,092) 334,002,890
Collateral for Securities Loaned (0.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (b) ........ 298,005 298,005
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (b) ............ 298,005 298,005
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (b) ............... 298,005 298,005
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (b) . 298,005 298,005
Total Collateral for Securities Loaned (Cost $1,192,020) 1,192,020
Total Investments (Cost $359,192,112) — 99.6% 335,194,910
Other assets in excess of liabilities — 0.4% 1,352,746
NET ASSETS - 100.00% $ 336,547,656
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on September 30, 2023.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 8 12/15/23 $ 1,786,734 $ 1,730,200 $ (56,534)
Total unrealized appreciation $ —
Total unrealized depreciation (56,534)
Total net unrealized appreciation (depreciation) $ (56,534)

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.3%)
Communication Services (2.6%):
Cogent Communications Holdings, Inc. ....................................... 51,637 $ 3,196,330
John Wiley & Sons, Inc. , Class A ............................................ 81,287 3,021,438
Shutterstock, Inc. ....................................................... 62,249 2,368,574
8,586,342
Consumer Discretionary (18.6%):
Bloomin' Brands, Inc. .................................................... 118,193 2,906,366
Carter's, Inc. .......................................................... 54,430 3,763,835
Cracker Barrel Old Country Store, Inc. ........................................ 43,537 2,925,686
Guess?, Inc. ........................................................... 103,732 2,244,760
Jack in the Box, Inc. ..................................................... 46,264 3,194,992
Kontoor Brands, Inc. .................................................... 54,873 2,409,473
La-Z-Boy, Inc. ......................................................... 105,140 3,246,723
LCI Industries ......................................................... 25,172 2,955,696
Levi Strauss & Co. , Class A ............................................... 222,054 3,015,493
MDC Holdings, Inc. ..................................................... 79,021 3,258,036
Nordstrom, Inc. ........................................................ 121,071 1,808,801
Oxford Industries, Inc. ................................................... 30,351 2,917,642
Papa John's International, Inc. .............................................. 46,322 3,160,087
Patrick Industries, Inc. ................................................... 39,511 2,965,696
Red Rock Resorts, Inc. , Class A ............................................. 88,429 3,625,589
Steven Madden Ltd. ..................................................... 103,683 3,294,009
Strategic Education, Inc. .................................................. 51,923 3,907,206
The Buckle, Inc. ........................................................ 105,253 3,514,398
The Cheesecake Factory, Inc. .............................................. 102,550 3,107,265
Travel + Leisure Co. ..................................................... 88,499 3,250,568
61,472,321
Consumer Staples (6.5%):
Fresh Del Monte Produce, Inc. ............................................. 168,067 4,342,851
Nu Skin Enterprises, Inc. , Class A ........................................... 158,809 3,368,339
Universal Corp. ........................................................ 136,070 6,423,865
Vector Group Ltd. ...................................................... 316,225 3,364,634
Weis Markets, Inc. ...................................................... 60,942 3,839,346
21,339,035
Energy (7.7%):
Archrock, Inc. ......................................................... 248,850 3,135,510
Comstock Resources, Inc. ................................................. 174,357 1,923,158
CONSOL Energy, Inc. ................................................... 26,646 2,795,432
Crescent Energy Co. , Class A (a) ............................................ 199,169 2,517,496
CVR Energy, Inc. ....................................................... 78,543 2,672,818
Kinetik Holdings, Inc. (a) ................................................. 106,185 3,583,744
Northern Oil and Gas, Inc. ................................................ 66,923 2,692,312
Sitio Royalties Corp. , Class A .............................................. 113,594 2,750,111
World Kinect Corp. ..................................................... 153,993 3,454,063
25,524,644
Financials (24.2%):
Artisan Partners Asset Management, Inc. , Class A ................................ 101,182 3,786,230
Associated Banc-Corp. ................................................... 171,296 2,930,875
Atlantic Union Bankshares Corp. ............................................ 89,123 2,564,960
B Riley Financial, Inc. ................................................... 31,728 1,300,531
Bank of Hawaii Corp. (a) .................................................. 38,246 1,900,444
Banner Corp. .......................................................... 68,692 2,911,167
Bread Financial Holdings, Inc. ............................................. 58,696 2,007,403
Columbia Banking System, Inc. ............................................ 114,155 2,317,347
CVB Financial Corp. .................................................... 135,143 2,239,320
First Financial Bancorp ................................................... 157,324 3,083,550
First Hawaiian, Inc. ..................................................... 149,085 2,690,984
First Interstate BancSystem, Inc. , Class A ...................................... 113,221 2,823,732
First Merchants Corp. .................................................... 104,903 2,918,401

Victory Portfolios II
VictoryShares US Small Cap High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Fulton Financial Corp. ................................................... 227,705 $ 2,757,508
Hope Bancorp, Inc. ..................................................... 283,270 2,506,940
Independent Bank Corp. .................................................. 52,976 2,600,592
Jackson Financial, Inc. , Class A ............................................. 64,929 2,481,586
Moelis & Co. , Class A ................................................... 71,240 3,215,061
Northwest Bancshares, Inc. ................................................ 353,640 3,617,737
Pacific Premier Bancorp, Inc. .............................................. 113,684 2,473,764
Park National Corp. ..................................................... 31,995 3,024,167
Provident Financial Services, Inc. ........................................... 203,110 3,105,552
Simmons First National Corp. , Class A ....................................... 160,792 2,727,032
Towne Bank .......................................................... 159,357 3,654,056
TPG, Inc. ............................................................ 108,234 3,260,008
Trustmark Corp. ........................................................ 130,191 2,829,050
UWM Holdings Corp. (a) ................................................. 383,232 1,858,675
Virtu Financial, Inc. , Class A ............................................... 200,008 3,454,138
WesBanco, Inc. ........................................................ 118,057 2,882,952
79,923,762
Health Care (2.2%):
Patterson Cos., Inc. ..................................................... 124,607 3,693,351
Premier, Inc. , Class A .................................................... 163,995 3,525,893
7,219,244
Industrials (11.8%):
FTAI Aviation Ltd. ...................................................... 85,434 3,037,179
H&E Equipment Services, Inc. ............................................. 59,058 2,550,715
HNI Corp. ............................................................ 98,300 3,404,129
Insperity, Inc. .......................................................... 32,839 3,205,086
Kennametal, Inc. ....................................................... 127,218 3,165,184
Kforce, Inc. ........................................................... 62,159 3,708,406
ManpowerGroup, Inc. ................................................... 52,243 3,830,457
MillerKnoll, Inc. ....................................................... 137,629 3,365,029
MSC Industrial Direct Co., Inc. ............................................. 55,136 5,411,598
The Greenbrier Cos., Inc. ................................................. 46,796 1,871,840
Trinity Industries, Inc. ................................................... 125,885 3,065,300
TTEC Holdings, Inc. .................................................... 91,575 2,401,096
39,016,019
Information Technology (1.3%):
Avnet, Inc. ............................................................ 90,107 4,342,256
Materials (6.2%):
Avient Corp. .......................................................... 82,588 2,917,008
Cabot Corp. ........................................................... 51,367 3,558,192
Greif, Inc. , Class A ...................................................... 57,458 3,838,769
Kaiser Aluminum Corp. .................................................. 34,352 2,585,332
Sensient Technologies Corp. ............................................... 73,648 4,306,935
Sylvamo Corp. ......................................................... 72,746 3,196,459
20,402,695
Real Estate (0.9%):
Kennedy-Wilson Holdings, Inc. ............................................. 213,881 3,152,606
Utilities (17.3%):
ALLETE, Inc. ......................................................... 97,593 5,152,911
Avista Corp. .......................................................... 154,163 4,990,256
California Water Service Group ............................................. 94,432 4,467,578
Clearway Energy, Inc. , Class C ............................................. 196,222 4,152,058
MGE Energy, Inc. ...................................................... 71,246 4,881,064
Northwest Natural Holding Co. ............................................. 132,845 5,069,365
Northwestern Energy Group, Inc. ........................................... 118,490 5,694,629
ONE Gas, Inc. ......................................................... 70,013 4,780,488
Otter Tail Corp. (a) ...................................................... 45,009 3,417,083
Portland General Electric Co. .............................................. 122,158 4,944,956
SJW Group ........................................................... 74,920 4,503,441

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Spire, Inc. ............................................................ 93,611 $ 5,296,510
57,350,339
Total Common Stocks (Cost $348,438,639) 328,329,263
Collateral for Securities Loaned (2.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (b) ........ 1,720,454 1,720,454
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (b) ............ 1,720,454 1,720,454
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (b) ............... 1,720,454 1,720,454
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (b) . 1,720,454 1,720,454
Total Collateral for Securities Loaned (Cost $6,881,816) 6,881,816
Total Investments (Cost $355,320,455) — 101.4% 335,211,079
Liabilities in excess of other assets — (1.4)% (4,698,742)
NET ASSETS - 100.00% $ 330,512,337
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on September 30, 2023.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 19 12/15/23 $ 1,767,687 $ 1,708,670 $ (59,017)
Total unrealized appreciation $ —
Total unrealized depreciation (59,017)
Total net unrealized appreciation (depreciation) $ (59,017)

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Security Description Shares Value
Common Stocks (98.5%)
Australia (9.7%):
Communication Services (1.6%):
Telstra Group Ltd. ...................................................... 114,208 $ 282,640
Consumer Staples (1.4%):
Coles Group Ltd. ....................................................... 24,536 245,409
Energy (1.8%):
Santos Ltd. ........................................................... 35,829 181,945
Woodside Energy Group Ltd. .............................................. 6,246 146,505
328,450
Financials (2.4%):
ANZ Group Holdings Ltd. ................................................ 13,249 218,533
Westpac Banking Corp. .................................................. 15,384 209,149
427,682
Materials (2.5%):
BHP Group Ltd. ........................................................ 5,931 168,701
Fortescue Metals Group Ltd. ............................................... 8,956 120,435
Rio Tinto Ltd. ......................................................... 2,311 168,680
457,816
1,741,997
Austria (1.5%):
Energy (0.8%):
OMV AG ............................................................ 2,908 139,316
Utilities (0.7%):
Verbund AG .......................................................... 1,702 138,628
277,944
Canada (7.2%):
Communication Services (2.8%):
BCE, Inc. ............................................................ 7,318 279,389
TELUS Corp. (a) ....................................................... 14,037 229,247
508,636
Energy (2.0%):
Pembina Pipeline Corp. .................................................. 7,083 212,996
Suncor Energy, Inc. ..................................................... 4,143 142,493
355,489
Financials (2.4%):
Canadian Imperial Bank of Commerce ........................................ 5,528 213,411
The Bank of Nova Scotia ................................................. 4,851 217,457
430,868
1,294,993
Denmark (0.6%):
Industrials (0.6%):
AP Moller - Maersk A/S , Class B ........................................... 59 106,528
Finland (4.1%):
Financials (0.9%):
Nordea Bank Abp ....................................................... 14,840 163,210
Industrials (0.9%):
Kone Oyj , Class B ...................................................... 3,648 153,944
Materials (1.6%):
Stora Enso Oyj , Class R .................................................. 9,325 117,206
UPM-Kymmene Oyj .................................................... 5,058 173,612
290,818

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Utilities (0.7%):
Fortum Oyj (a) ......................................................... 11,044 $ 128,363
736,335
France (8.4%):
Communication Services (1.4%):
Orange SA ............................................................ 21,944 251,920
Consumer Discretionary (0.9%):
Cie Generale des Etablissements Michelin SCA ................................. 5,587 171,689
Energy (0.9%):
TotalEnergies SE (a) ..................................................... 2,453 161,575
Financials (4.0%):
Amundi SA (b) ......................................................... 2,510 141,555
AXA SA ............................................................. 5,869 174,833
BNP Paribas SA ........................................................ 2,044 130,572
Credit Agricole SA ...................................................... 12,902 159,465
Societe Generale SA ..................................................... 4,289 104,484
710,909
Industrials (1.2%):
Bouygues SA .......................................................... 6,097 213,593
1,509,686
Germany (4.5%):
Consumer Discretionary (1.8%):
Bayerische Motoren Werke AG ............................................. 1,652 168,312
Mercedes-Benz Group AG ................................................ 2,293 159,714
328,026
Health Care (0.8%):
Bayer AG , Registered Shares .............................................. 3,042 146,154
Industrials (0.8%):
Deutsche Post AG ...................................................... 3,480 141,760
Utilities (1.1%):
E.ON SE ............................................................. 16,791 198,798
814,738
Hong Kong (5.7%):
Industrials (1.0%):
CK Hutchison Holdings Ltd. ............................................... 35,000 187,276
Real Estate (2.6%):
CK Asset Holdings Ltd. .................................................. 36,500 192,272
Henderson Land Development Co. Ltd. ....................................... 56,000 147,675
Swire Pacific Ltd. , Class A ................................................ 17,624 118,946
458,893
Utilities (2.1%):
CLP Holdings Ltd. ...................................................... 26,551 196,487
Hong Kong & China Gas Co. Ltd. ........................................... 262,796 183,236
379,723
1,025,892
Israel (0.9%):
Financials (0.9%):
Bank Hapoalim BM ..................................................... 17,254 153,402
Italy (8.1%):
Energy (1.0%):
Eni SpA ............................................................. 10,484 169,077

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Financials (3.9%):
Assicurazioni Generali SpA ............................................... 10,085 $ 206,448
Intesa Sanpaolo SpA ..................................................... 52,897 136,439
Mediobanca Banca di Credito Finanziario SpA .................................. 14,090 186,630
Poste Italiane SpA (b) .................................................... 16,878 177,847
707,364
Utilities (3.2%):
Enel SpA ............................................................. 29,818 183,451
Snam SpA ............................................................ 40,500 190,474
Terna - Rete Elettrica Nazionale ............................................ 26,338 198,458
572,383
1,448,824
Japan (4.5%):
Communication Services (2.1%):
SoftBank Corp. ........................................................ 34,200 386,930
Consumer Staples (1.6%):
Japan Tobacco, Inc. ..................................................... 12,200 280,873
Materials (0.8%):
Nippon Steel Corp. ...................................................... 5,800 136,053
803,856
Netherlands (4.6%):
Communication Services (1.6%):
Koninklijke KPN NV .................................................... 87,721 289,226
Financials (2.2%):
ABN AMRO Bank NV (b) ................................................. 8,130 115,507
ASR Nederland NV ..................................................... 3,951 148,354
NN Group NV ......................................................... 3,937 126,686
390,547
Industrials (0.8%):
Randstad NV .......................................................... 2,582 142,968
822,741
Norway (3.4%):
Communication Services (1.1%):
Telenor ASA .......................................................... 17,181 195,208
Energy (0.7%):
Aker BP ASA ......................................................... 4,656 128,877
Materials (1.6%):
Norsk Hydro ASA ...................................................... 21,086 132,506
Yara International ASA ................................................... 4,173 158,160
290,666
614,751
Portugal (1.9%):
Energy (0.8%):
Galp Energia SGPS SA ................................................... 10,061 149,323
Utilities (1.1%):
EDP - Energias de Portugal SA ............................................. 44,903 186,831
336,154
Singapore (7.1%):
Communication Services (1.3%):
Singapore Telecommunications Ltd. ......................................... 129,300 228,950

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Consumer Staples (1.4%):
Wilmar International Ltd. ................................................. 88,100 $ 240,443
Financials (1.6%):
Oversea-Chinese Banking Corp. Ltd. ......................................... 31,400 294,310
Industrials (2.8%):
Jardine Cycle & Carriage Ltd. .............................................. 7,800 182,230
Keppel Corp. Ltd. ...................................................... 28,400 141,304
Singapore Airlines Ltd. ................................................... 39,200 185,287
508,821
1,272,524
South Korea (1.5%):
Consumer Discretionary (0.7%):
Kia Corp. ............................................................ 2,234 134,782
Financials (0.8%):
Shinhan Financial Group Co. Ltd. ........................................... 5,325 140,505
275,287
Spain (3.3%):
Communication Services (1.0%):
Telefonica SA ......................................................... 43,046 176,010
Industrials (1.2%):
ACS Actividades de Construccion y Servicios SA ................................ 6,302 226,970
Utilities (1.1%):
Endesa SA ............................................................ 9,444 192,428
595,408
Sweden (1.5%):
Financials (0.8%):
Svenska Handelsbanken AB , Class A ......................................... 17,299 154,522
Information Technology (0.7%):
Telefonaktiebolaget LM Ericsson , Class B (a) ................................... 25,342 123,740
278,262
Switzerland (5.1%):
Communication Services (1.5%):
Swisscom AG , Registered Shares ........................................... 460 273,557
Financials (1.0%):
Swiss Re AG .......................................................... 1,805 186,043
Industrials (0.8%):
Kuehne + Nagel International AG , Class R ..................................... 523 149,167
Materials (1.8%):
Glencore PLC ......................................................... 21,433 122,860
Holcim AG ........................................................... 3,027 194,435
317,295
926,062
United Kingdom (14.2%):
Communication Services (2.3%):
BT Group PLC ........................................................ 89,290 127,115
Vodafone Group PLC .................................................... 157,879 147,953
WPP PLC ............................................................ 16,067 143,669
418,737
Consumer Staples (3.5%):
British American Tobacco PLC ............................................. 6,335 199,152
Imperial Brands PLC .................................................... 10,069 204,760

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 141,369
Security Description Shares Value
Tesco PLC ............................................................ 69,743 $ 224,780
628,692
Energy (0.8%):
BP PLC .............................................................. 22,274 144,392
Financials (3.5%):
Admiral Group PLC ..................................................... 4,316 125,151
HSBC Holdings PLC .................................................... 23,557 185,326
Lloyds Banking Group PLC ............................................... 325,044 175,936
NatWest Group PLC ..................................................... 50,374 144,841
631,254
Health Care (1.3%):
GSK PLC ............................................................ 12,948 235,665
Materials (1.6%):
Anglo American PLC .................................................... 4,148 114,637
Evraz PLC (c) (d) (e) ..................................................... 23,292 11,508
Rio Tinto PLC ......................................................... 2,372 149,715
275,860
Utilities (1.2%):
National Grid PLC ...................................................... 18,111 216,517
2,551,117
United States (0.7%):
Utilities (0.7%):
Brookfield Renewable Corp. , Class A ......................................... 5,173 123,831
Total Common Stocks (Cost $18,320,461) 17,710,332
Collateral for Securities Loaned (3.1%)^
United States (3.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (f) ........ 136,911 136,911
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (f) ............ 136,911 136,911
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (f) ................ 136,911 136,911
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (f) . 136,911 136,911
Total Collateral for Securities Loaned (Cost $547,644) 547,644
Total Investments (Cost $18,868,105) — 101.6% 18,257,976
Liabilities in excess of other assets — (1.6)% (285,340)
NET ASSETS - 100.00% $ 17,972,636
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$434,909 and amounted to 2.4% of net assets.
(c) Non-income producing security.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2023.
(e) Security was fair valued using significant unobservable inputs as of September 30, 2023.
(f) Rate disclosed is the daily yield on September 30, 2023.
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares International High Div Volatility Wtd ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 1 12/15/23 $ 105,734 $ 102,075 $ (3,659)
Total unrealized appreciation $ —
Total unrealized depreciation (3,659)
Total net unrealized appreciation (depreciation) $ (3,659)

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.4%)
Aerospace & Defense (1.4%):
Northrop Grumman Corp. ................................................. 7,565 $ 3,330,037
Building Products (1.8%):
Carlisle Cos., Inc. ....................................................... 6,724 1,743,264
UFP Industries, Inc. ..................................................... 25,983 2,660,659
4,403,923
Commercial Services & Supplies (3.3%):
Republic Services, Inc. ................................................... 32,140 4,580,272
Waste Management, Inc. .................................................. 22,364 3,409,168
7,989,440
Consumer Discretionary (7.1%):
Best Buy Co., Inc. ...................................................... 36,359 2,525,860
Genuine Parts Co. ...................................................... 15,557 2,246,120
Leggett & Platt, Inc. ..................................................... 144,951 3,683,205
Lowe's Cos., Inc. ....................................................... 7,561 1,571,478
McDonald's Corp. ...................................................... 18,483 4,869,161
VF Corp. ............................................................. 121,086 2,139,590
17,035,414
Consumer Staples (23.8%):
Altria Group, Inc. ....................................................... 32,250 1,356,113
Archer-Daniels-Midland Co. ............................................... 26,026 1,962,881
Brown-Forman Corp. , Class B ............................................. 64,123 3,699,256
Colgate-Palmolive Co. ................................................... 70,245 4,995,122
Costco Wholesale Corp. .................................................. 7,853 4,436,631
Flowers Foods, Inc. ..................................................... 355,985 7,895,747
Hormel Foods Corp. ..................................................... 94,083 3,577,976
Kimberly-Clark Corp. .................................................... 29,031 3,508,396
Lancaster Colony Corp. .................................................. 25,349 4,183,345
PepsiCo, Inc. .......................................................... 17,121 2,900,982
Sysco Corp. ........................................................... 29,474 1,946,758
Target Corp. .......................................................... 18,369 2,031,060
The Clorox Co. ........................................................ 26,798 3,512,146
The Coca-Cola Co. ...................................................... 47,199 2,642,200
The Procter & Gamble Co. ................................................ 20,631 3,009,238
Walgreens Boots Alliance, Inc. ............................................. 72,087 1,603,215
Walmart, Inc. .......................................................... 25,158 4,023,519
57,284,585
Electrical Equipment (1.9%):
Emerson Electric Co. .................................................... 48,023 4,637,581
Energy (1.0%):
Chevron Corp. ......................................................... 6,583 1,110,025
Exxon Mobil Corp. ..................................................... 9,837 1,156,635
2,266,660
Financials (8.7%):
Aflac, Inc. ............................................................ 54,118 4,153,556
Cincinnati Financial Corp. ................................................ 9,492 970,937
Commerce Bancshares, Inc. ............................................... 64,866 3,112,271
Franklin Resources, Inc. .................................................. 102,403 2,517,066
Nasdaq, Inc. .......................................................... 96,314 4,679,897
Old Republic International Corp. ............................................ 53,886 1,451,689
RLI Corp. ............................................................ 8,285 1,125,849
S&P Global, Inc. ....................................................... 3,588 1,311,091
United Bankshares, Inc. .................................................. 62,045 1,711,821
21,034,177
Ground Transportation (7.9%):
CSX Corp. ............................................................ 125,455 3,857,741

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
J.B. Hunt Transport Services, Inc. ........................................... 25,868 $ 4,876,636
Landstar System, Inc. .................................................... 27,449 4,856,826
Union Pacific Corp. ..................................................... 26,821 5,461,560
19,052,763
Health Care (9.3%):
Abbott Laboratories ..................................................... 31,026 3,004,868
Agilent Technologies, Inc. ................................................. 44,726 5,001,261
Becton Dickinson & Co. .................................................. 9,515 2,459,913
Cencora, Inc. .......................................................... 3,314 596,421
Danaher Corp. ......................................................... 20,068 4,978,871
Johnson & Johnson ..................................................... 15,807 2,461,940
Medtronic PLC ........................................................ 50,044 3,921,448
22,424,722
Industrial Conglomerates (3.5%):
3M Co. .............................................................. 88,490 8,284,434
Information Technology (10.2%):
Apple, Inc. ........................................................... 37,427 6,407,877
CDW Corp. ........................................................... 24,267 4,896,110
Microsoft Corp. ........................................................ 8,234 2,599,885
NetApp, Inc. .......................................................... 72,379 5,492,118
QUALCOMM, Inc. ..................................................... 18,676 2,074,157
Texas Instruments, Inc. ................................................... 19,754 3,141,084
24,611,231
Machinery (4.9%):
Dover Corp. ........................................................... 24,211 3,377,676
Illinois Tool Works, Inc. .................................................. 17,596 4,052,535
Nordson Corp. ......................................................... 11,049 2,465,805
Stanley Black & Decker, Inc. .............................................. 21,408 1,789,281
11,685,297
Materials (8.6%):
Air Products and Chemicals, Inc. ............................................ 9,429 2,672,178
Ecolab, Inc. ........................................................... 22,765 3,856,391
Nucor Corp. ........................................................... 4,439 694,038
PPG Industries, Inc. ..................................................... 22,939 2,977,482
RPM International, Inc. .................................................. 24,467 2,319,716
Sonoco Products Co. .................................................... 27,611 1,500,658
Steel Dynamics, Inc. ..................................................... 18,873 2,023,563
The Sherwin-Williams Co. ................................................ 8,636 2,202,612
Westlake Corp. ........................................................ 20,312 2,532,297
20,778,935
Professional Services (2.4%):
Jack Henry & Associates, Inc. .............................................. 37,932 5,733,043
Trading Companies & Distributors (1.0%):
W.W. Grainger, Inc. ..................................................... 3,471 2,401,377
Utilities (2.6%):
Consolidated Edison, Inc. ................................................. 66,469 5,685,094
National Fuel Gas Co. ................................................... 12,416 644,514
6,329,608
Total Common Stocks (Cost $248,956,798) 239,283,227
Total Investments (Cost $248,956,798) — 99.4% 239,283,227
Other assets in excess of liabilities — 0.6% 1,512,867
NET ASSETS - 100.00% $ 240,796,094
PLC
—
Public Limited Company

Victory Portfolios II
VictoryShares Dividend Accelerator ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 6 12/15/23 $ 1,346,103 $ 1,297,650 $ (48,453)
Total unrealized appreciation $ —
Total unrealized depreciation (48,453)
Total net unrealized appreciation (depreciation) $ (48,453)

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares US Multi-Factor Minimum Volatility ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.4%)
Communication Services (7.3%):
Comcast Corp. , Class A .................................................. 102,680 $ 4,552,831
Electronic Arts, Inc. ..................................................... 22,539 2,713,696
Fox Corp. , Class A ...................................................... 40,189 1,253,897
8,520,424
Consumer Discretionary (2.4%):
Murphy USA, Inc. ...................................................... 2,953 1,009,129
Texas Roadhouse, Inc. ................................................... 9,234 887,387
Thor Industries, Inc. ..................................................... 3,567 339,329
Toll Brothers, Inc. ...................................................... 6,943 513,504
2,749,349
Consumer Staples (12.2%):
Altria Group, Inc. ....................................................... 44,834 1,885,270
General Mills, Inc. ...................................................... 41,056 2,627,173
Kellanova ............................................................ 33,896 2,017,151
Kimberly-Clark Corp. .................................................... 2,116 255,718
The Hershey Co. ....................................................... 13,671 2,735,294
The J.M. Smucker Co. ................................................... 1,803 221,607
Walmart, Inc. .......................................................... 27,487 4,395,996
14,138,209
Energy (9.6%):
Cheniere Energy, Inc. .................................................... 6,375 1,057,995
Chevron Corp. ......................................................... 25,930 4,372,316
Kinder Morgan, Inc. ..................................................... 123,240 2,043,319
Occidental Petroleum Corp. ............................................... 4,550 295,204
ONEOK, Inc. .......................................................... 4,469 283,469
Phillips 66 ............................................................ 19,758 2,373,924
Pioneer Natural Resources Co. ............................................. 1,389 318,845
Valero Energy Corp. ..................................................... 2,922 414,077
11,159,149
Financials (7.4%):
American Express Co. ................................................... 1,722 256,905
Arch Capital Group Ltd. (a) ................................................ 47,042 3,749,718
First American Financial Corp. ............................................. 5,103 288,268
Old National Bancorp .................................................... 31,122 452,514
The Hartford Financial Services Group, Inc. .................................... 24,622 1,745,946
W. R. Berkley Corp. ..................................................... 32,142 2,040,696
8,534,047
Health Care (17.6%):
AbbVie, Inc. .......................................................... 23,113 3,445,224
Amgen, Inc. ........................................................... 14,409 3,872,563
Bristol-Myers Squibb Co. ................................................. 52,226 3,031,197
DaVita, Inc. (a) ......................................................... 3,503 331,139
Hologic, Inc. (a) ........................................................ 3,518 244,149
Johnson & Johnson ..................................................... 30,554 4,758,785
McKesson Corp. ....................................................... 796 346,141
Merck & Co., Inc. ...................................................... 37,926 3,904,482
Quest Diagnostics, Inc. ................................................... 2,007 244,573
UnitedHealth Group, Inc. ................................................. 602 303,522
20,481,775
Industrials (17.2%):
CACI International, Inc. , Class A (a) ......................................... 3,111 976,636
Carlisle Cos., Inc. ....................................................... 4,094 1,061,410
CSX Corp. ............................................................ 9,485 291,664
FedEx Corp. .......................................................... 2,623 694,885
Illinois Tool Works, Inc. .................................................. 1,166 268,541
Jack Henry & Associates, Inc. .............................................. 9,891 1,494,926
Lockheed Martin Corp. ................................................... 7,936 3,245,507

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September 30, 2023
Security Description Shares Value
Oshkosh Corp. ......................................................... 3,414 $ 325,798
Republic Services, Inc. ................................................... 25,739 3,668,065
Science Applications International Corp. ...................................... 7,708 813,502
Snap-on, Inc. .......................................................... 7,465 1,904,023
United Parcel Service, Inc. , Class B .......................................... 11,894 1,853,918
Waste Management, Inc. .................................................. 21,896 3,337,826
19,936,701
Information Technology (24.7%):
Akamai Technologies, Inc. (a) .............................................. 22,727 2,421,334
Apple, Inc. ........................................................... 61,665 10,557,665
Cisco Systems, Inc. ..................................................... 5,433 292,078
Jabil, Inc. ............................................................ 17,670 2,242,146
Microsoft Corp. ........................................................ 35,072 11,073,984
NetApp, Inc. .......................................................... 27,294 2,071,069
28,658,276
Materials (0.5%):
CF Industries Holdings, Inc. ............................................... 3,919 336,015
Graphic Packaging Holding Co. ............................................ 11,141 248,222
584,237
Real Estate (0.5%):
CBRE Group, Inc. , Class A (a) .............................................. 3,901 288,128
Weyerhaeuser Co. ...................................................... 9,425 288,970
577,098
Total Common Stocks (Cost $106,292,593) 115,339,265
Total Investments (Cost $106,292,593) — 99.4% 115,339,265
Other assets in excess of liabilities — 0.6% 698,980
NET ASSETS - 100.00% $ 116,038,245
(a) Non-income producing security.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 3 12/15/23 $ 676,148 $ 648,825 $ (27,323)
Total unrealized appreciation $ —
Total unrealized depreciation (27,323)
Total net unrealized appreciation (depreciation) $ (27,323)

Schedule of Portfolio Investments
September 30, 2023
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Security Description Shares Value
Common Stocks (99.5%)
Communication Services (3.2%):
Alphabet, Inc. , Class A (a) ................................................. 6,945 $ 908,823
Charter Communications, Inc. , Class A (a) ..................................... 1,894 833,019
Comcast Corp. , Class A .................................................. 26,790 1,187,869
Electronic Arts, Inc. ..................................................... 11,333 1,364,493
Fox Corp. , Class A ...................................................... 38,981 1,216,207
Liberty Broadband Corp. , Class C (a) ......................................... 8,753 799,324
Liberty Media Corp.-Liberty Formula One (a) ................................... 16,540 1,030,442
Live Nation Entertainment, Inc. (a) ........................................... 10,721 890,272
Match Group, Inc. (a) .................................................... 14,897 583,590
Meta Platforms, Inc. , Class A (a) ............................................ 2,263 679,375
Netflix, Inc. (a) ......................................................... 1,789 675,526
News Corp. , Class A ..................................................... 47,459 952,027
Omnicom Group, Inc. .................................................... 14,256 1,061,787
The Interpublic Group of Cos., Inc. .......................................... 31,231 895,080
The Trade Desk, Inc. , Class A (a) ............................................ 6,398 500,004
The Walt Disney Co. (a) .................................................. 12,802 1,037,602
T-Mobile U.S., Inc. ...................................................... 10,976 1,537,189
Verizon Communications, Inc. .............................................. 37,943 1,229,733
Warner Music Group Corp. , Class A ......................................... 26,515 832,571
18,214,933
Consumer Discretionary (9.7%):
Airbnb, Inc. , Class A (a) .................................................. 5,201 713,629
Amazon.com, Inc. (a) .................................................... 6,306 801,619
Aptiv PLC (a) .......................................................... 9,989 984,815
Aramark ............................................................. 28,294 981,802
AutoZone, Inc. (a) ....................................................... 575 1,460,494
Best Buy Co., Inc. ...................................................... 15,008 1,042,606
Booking Holdings, Inc. (a) ................................................. 369 1,137,978
BorgWarner, Inc. ....................................................... 25,425 1,026,407
Burlington Stores, Inc. (a) ................................................. 5,454 737,926
Caesars Entertainment, Inc. (a) .............................................. 11,894 551,287
CarMax, Inc. (a) ........................................................ 8,776 620,726
Chewy, Inc. , Class A (a) (b) ................................................ 22,847 417,186
Chipotle Mexican Grill, Inc. (a) ............................................. 543 994,684
Churchill Downs, Inc. .................................................... 8,034 932,265
Darden Restaurants, Inc. .................................................. 11,245 1,610,509
Deckers Outdoor Corp. (a) ................................................. 2,153 1,106,836
Dick's Sporting Goods, Inc. ................................................ 6,005 652,023
Domino's Pizza, Inc. ..................................................... 2,501 947,354
DR Horton, Inc. ........................................................ 9,511 1,022,147
eBay, Inc. ............................................................ 22,676 999,785
Expedia Group, Inc. (a) ................................................... 6,846 705,617
Five Below, Inc. (a) ...................................................... 5,842 939,978
Floor & Decor Holdings, Inc. , Class A (a) ...................................... 7,690 695,945
Ford Motor Co. ........................................................ 67,560 839,095
Garmin Ltd. ........................................................... 14,450 1,520,140
General Motors Co. ..................................................... 26,173 862,924
Genuine Parts Co. ...................................................... 8,764 1,265,346
Hilton Worldwide Holdings, Inc. ............................................ 9,103 1,367,089
Hyatt Hotels Corp. , Class A ................................................ 8,807 934,247
Las Vegas Sands Corp. ................................................... 18,340 840,706
Lennar Corp. , Class A .................................................... 9,849 1,105,353
LKQ Corp. ........................................................... 27,657 1,369,298
Lowe's Cos., Inc. ....................................................... 5,515 1,146,238
Marriott International, Inc. , Class A .......................................... 6,007 1,180,736
McDonald's Corp. ...................................................... 8,073 2,126,751
MGM Resorts International ................................................ 21,063 774,276
NIKE, Inc. , Class B ..................................................... 10,541 1,007,930
NVR, Inc. (a) .......................................................... 229 1,365,596
O'Reilly Automotive, Inc. (a) ............................................... 1,643 1,493,257
Penske Automotive Group, Inc. ............................................. 5,934 991,334

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Pool Corp. ............................................................ 2,499 $ 889,894
PulteGroup, Inc. ........................................................ 13,085 968,944
Ross Stores, Inc. ....................................................... 12,251 1,383,750
Service Corp. International ................................................ 23,648 1,351,247
Starbucks Corp. ........................................................ 14,304 1,305,526
Tesla, Inc. (a) .......................................................... 1,937 484,676
The Home Depot, Inc. ................................................... 4,122 1,245,504
The TJX Cos., Inc. ...................................................... 19,954 1,773,512
Tractor Supply Co. ...................................................... 5,814 1,180,533
Ulta Beauty, Inc. (a) ..................................................... 2,654 1,060,140
Yum! Brands, Inc. ...................................................... 15,009 1,875,224
54,792,884
Consumer Staples (9.9%):
Altria Group, Inc. ....................................................... 41,733 1,754,873
Archer-Daniels-Midland Co. ............................................... 16,716 1,260,721
Brown-Forman Corp. , Class B ............................................. 23,341 1,346,542
Bunge Ltd. ........................................................... 8,400 909,300
Campbell Soup Co. ..................................................... 36,604 1,503,692
Church & Dwight Co., Inc. ................................................ 17,632 1,615,620
Colgate-Palmolive Co. ................................................... 25,443 1,809,252
Conagra Brands, Inc. .................................................... 60,356 1,654,962
Costco Wholesale Corp. .................................................. 2,843 1,606,181
Coty, Inc. , Class A (a) .................................................... 84,202 923,696
Darling Ingredients, Inc. (a) ................................................ 14,507 757,265
Dollar General Corp. .................................................... 6,439 681,246
Dollar Tree, Inc. (a) ...................................................... 7,889 839,784
General Mills, Inc. ...................................................... 23,868 1,527,313
Hormel Foods Corp. ..................................................... 43,720 1,662,672
Kellanova ............................................................ 33,014 1,964,663
Keurig Dr Pepper, Inc. ................................................... 55,246 1,744,116
Kimberly-Clark Corp. .................................................... 15,656 1,892,028
Lamb Weston Holdings, Inc. ............................................... 14,282 1,320,514
McCormick & Co., Inc. .................................................. 16,172 1,223,250
Molson Coors Beverage Co. , Class B ......................................... 20,314 1,291,767
Mondelez International, Inc. , Class A ......................................... 25,787 1,789,618
Monster Beverage Corp. (a) ................................................ 26,590 1,407,941
PepsiCo, Inc. .......................................................... 12,357 2,093,770
Performance Food Group Co. (a) ............................................ 20,638 1,214,753
Philip Morris International, Inc. ............................................. 19,304 1,787,164
Sysco Corp. ........................................................... 23,325 1,540,616
Target Corp. .......................................................... 9,102 1,006,408
The Clorox Co. ........................................................ 8,013 1,050,184
The Coca-Cola Co. ...................................................... 41,670 2,332,687
The Estee Lauder Cos., Inc. ............................................... 5,495 794,302
The Hershey Co. ....................................................... 8,480 1,696,678
The Kraft Heinz Co. ..................................................... 56,954 1,915,933
The Kroger Co. ........................................................ 32,906 1,472,543
The Procter & Gamble Co. ................................................ 13,439 1,960,213
Tyson Foods, Inc. , Class A ................................................ 19,307 974,810
U.S. Foods Holding Corp. (a) ............................................... 31,156 1,236,893
Walmart, Inc. .......................................................... 13,490 2,157,456
55,721,426
Energy (4.9%):
APA Corp. ............................................................ 16,314 670,505
Baker Hughes Co. ...................................................... 28,180 995,318
Cheniere Energy, Inc. .................................................... 6,241 1,035,756
Chesapeake Energy Corp. ................................................. 10,330 890,756
Chevron Corp. ......................................................... 8,097 1,365,316
ConocoPhillips ........................................................ 8,250 988,350
Coterra Energy, Inc. ..................................................... 33,700 911,585
Devon Energy Corp. ..................................................... 16,205 772,978
Diamondback Energy, Inc. ................................................ 6,302 976,054

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
EOG Resources, Inc. .................................................... 7,476 $ 947,658
EQT Corp. ............................................................ 17,265 700,614
Exxon Mobil Corp. ..................................................... 10,460 1,229,887
Halliburton Co. ........................................................ 19,306 781,893
Hess Corp. ............................................................ 5,827 891,531
HF Sinclair Corp. ....................................................... 14,845 845,126
Kinder Morgan, Inc. ..................................................... 97,650 1,619,037
Marathon Oil Corp. ..................................................... 31,235 835,536
Marathon Petroleum Corp. ................................................ 6,564 993,396
Occidental Petroleum Corp. ............................................... 17,143 1,112,238
ONEOK, Inc. .......................................................... 18,372 1,165,336
Ovintiv, Inc. .......................................................... 13,920 662,174
Phillips 66 ............................................................ 8,739 1,049,991
Pioneer Natural Resources Co. ............................................. 4,321 991,886
Schlumberger NV ...................................................... 14,168 825,994
Targa Resources Corp. ................................................... 13,414 1,149,848
Texas Pacific Land Corp. ................................................. 429 782,307
The Williams Cos., Inc. .................................................. 41,652 1,403,256
Valero Energy Corp. ..................................................... 6,732 953,992
27,548,318
Financials (15.6%):
Aflac, Inc. ............................................................ 18,829 1,445,126
American Express Co. ................................................... 6,858 1,023,145
American Financial Group, Inc. ............................................. 10,911 1,218,431
American International Group, Inc. .......................................... 18,084 1,095,890
Ameriprise Financial, Inc. ................................................. 3,266 1,076,735
Aon PLC , Class A ...................................................... 4,900 1,588,678
Apollo Global Management, Inc. ............................................ 10,199 915,462
Arch Capital Group Ltd. (a) ................................................ 15,723 1,253,280
Ares Management Corp. , Class A ........................................... 9,726 1,000,514
Arthur J. Gallagher & Co. ................................................. 7,234 1,648,846
Bank of America Corp. ................................................... 40,062 1,096,898
Berkshire Hathaway, Inc. , Class B (a) ......................................... 5,268 1,845,380
BlackRock, Inc. ........................................................ 1,931 1,248,372
Blackstone, Inc. ........................................................ 8,074 865,048
Brown & Brown, Inc. .................................................... 19,827 1,384,718
Capital One Financial Corp. ............................................... 8,646 839,094
Cboe Global Markets, Inc. ................................................ 11,314 1,767,360
Chubb Ltd. ........................................................... 6,985 1,454,137
Cincinnati Financial Corp. ................................................ 9,925 1,015,228
Citigroup, Inc. ......................................................... 27,564 1,133,707
Citizens Financial Group, Inc. .............................................. 26,204 702,267
CME Group, Inc. ....................................................... 7,776 1,556,911
Corebridge Financial, Inc. ................................................. 47,352 935,202
Discover Financial Services ............................................... 9,103 788,593
Equitable Holdings, Inc. .................................................. 31,290 888,323
Erie Indemnity Co. , Class A ............................................... 3,328 977,733
Everest Group Ltd. ...................................................... 3,133 1,164,442
FactSet Research Systems, Inc. ............................................. 2,938 1,284,670
Fidelity National Financial, Inc. ............................................ 29,180 1,205,134
Fifth Third Bancorp ..................................................... 29,664 751,389
First Citizens BancShares, Inc. , Class A ....................................... 300 414,030
Fiserv, Inc. (a) .......................................................... 10,807 1,220,759
FleetCor Technologies, Inc. (a) .............................................. 3,808 972,335
Franklin Resources, Inc. .................................................. 41,060 1,009,255
Global Payments, Inc. .................................................... 7,262 837,962
Globe Life, Inc. ........................................................ 13,484 1,466,115
Huntington Bancshares, Inc. ............................................... 71,596 744,598
Interactive Brokers Group, Inc. ............................................. 10,971 949,650
Intercontinental Exchange, Inc. ............................................. 13,710 1,508,374
JPMorgan Chase & Co. .................................................. 9,043 1,311,416
KeyCorp ............................................................. 44,384 477,572
Loews Corp. .......................................................... 24,672 1,561,984

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
LPL Financial Holdings, Inc. ............................................... 3,553 $ 844,370
M&T Bank Corp. ....................................................... 7,130 901,588
Markel Group, Inc. (a) .................................................... 973 1,432,733
Marsh & McLennan Cos., Inc. ............................................. 9,103 1,732,301
Mastercard, Inc. , Class A ................................................. 4,138 1,638,276
MetLife, Inc. .......................................................... 16,317 1,026,502
Moody's Corp. ......................................................... 3,932 1,243,180
Morgan Stanley ........................................................ 14,419 1,177,600
Morningstar, Inc. ....................................................... 3,929 920,329
MSCI, Inc. ........................................................... 1,734 889,681
Nasdaq, Inc. .......................................................... 22,864 1,110,962
Northern Trust Corp. .................................................... 11,424 793,740
PayPal Holdings, Inc. (a) .................................................. 12,645 739,227
Principal Financial Group, Inc. ............................................. 13,686 986,350
Prudential Financial, Inc. ................................................. 11,993 1,138,016
Raymond James Financial, Inc. ............................................. 10,063 1,010,627
Regions Financial Corp. .................................................. 48,772 838,878
RenaissanceRe Holdings Ltd. .............................................. 5,218 1,032,747
Ryan Specialty Holdings, Inc. (a) ............................................ 25,043 1,212,081
S&P Global, Inc. ....................................................... 3,360 1,227,778
State Street Corp. ....................................................... 13,200 883,872
Synchrony Financial ..................................................... 27,515 841,134
T. Rowe Price Group, Inc. ................................................. 8,609 902,826
The Bank of New York Mellon Corp. ......................................... 25,946 1,106,597
The Carlyle Group, Inc. .................................................. 25,410 766,366
The Charles Schwab Corp. ................................................ 11,379 624,707
The Goldman Sachs Group, Inc. ............................................ 3,827 1,238,302
The Hartford Financial Services Group, Inc. .................................... 17,980 1,274,962
The PNC Financial Services Group, Inc. ...................................... 7,991 981,055
The Progressive Corp. ................................................... 7,093 988,055
The Travelers Cos., Inc. .................................................. 8,544 1,395,321
Tradeweb Markets, Inc. , Class A ............................................ 11,951 958,470
Truist Financial Corp. .................................................... 21,998 629,363
U.S. Bancorp .......................................................... 20,508 677,994
Unum Group .......................................................... 19,737 970,863
UWM Holdings Corp. (b) ................................................. 103,019 499,642
Visa, Inc. , Class A ...................................................... 7,608 1,749,916
W. R. Berkley Corp. ..................................................... 21,931 1,392,399
Wells Fargo & Co. ...................................................... 25,317 1,034,453
88,458,026
Health Care (13.7%):
Abbott Laboratories ..................................................... 14,496 1,403,938
AbbVie, Inc. .......................................................... 10,012 1,492,389
Agilent Technologies, Inc. ................................................. 9,885 1,105,341
Align Technology, Inc. (a) ................................................. 1,561 476,604
Amgen, Inc. ........................................................... 5,867 1,576,815
Avantor, Inc. (a) ........................................................ 42,052 886,456
Becton Dickinson & Co. .................................................. 6,029 1,558,677
Biogen, Inc. (a) ......................................................... 5,449 1,400,447
BioMarin Pharmaceutical, Inc. (a) ........................................... 12,063 1,067,334
Bio-Techne Corp. ....................................................... 12,427 845,906
Boston Scientific Corp. (a) ................................................. 30,261 1,597,781
Bristol-Myers Squibb Co. ................................................. 27,694 1,607,360
Bruker Corp. .......................................................... 15,034 936,618
Cardinal Health, Inc. .................................................... 16,813 1,459,705
Cencora, Inc. .......................................................... 10,256 1,845,772
Centene Corp. (a) ....................................................... 18,026 1,241,631
Charles River Laboratories International, Inc. (a) ................................. 4,072 798,031
CVS Health Corp. ...................................................... 18,696 1,305,355
Danaher Corp. ......................................................... 4,643 1,151,928
DaVita, Inc. (a) ......................................................... 9,674 914,483
Dexcom, Inc. (a) ........................................................ 8,257 770,378
Edwards Lifesciences Corp. (a) ............................................. 14,103 977,056

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Elevance Health, Inc. .................................................... 2,580 $ 1,123,384
Eli Lilly & Co. ......................................................... 1,938 1,040,958
GE HealthCare Technologies, Inc. ........................................... 13,294 904,524
Gilead Sciences, Inc. .................................................... 19,748 1,479,915
HCA Healthcare, Inc. .................................................... 5,523 1,358,548
Henry Schein, Inc. (a) .................................................... 17,588 1,305,909
Hologic, Inc. (a) ........................................................ 20,495 1,422,353
Humana, Inc. .......................................................... 2,375 1,155,485
IDEXX Laboratories, Inc. (a) ............................................... 1,939 847,867
Incyte Corp. (a) ......................................................... 21,749 1,256,440
Insulet Corp. (a) ........................................................ 4,868 776,397
Intuitive Surgical, Inc. (a) ................................................. 3,310 967,480
IQVIA Holdings, Inc. (a) .................................................. 5,450 1,072,287
Johnson & Johnson ..................................................... 10,866 1,692,379
Laboratory Corp. of America Holdings ........................................ 7,479 1,503,653
McKesson Corp. ....................................................... 3,588 1,560,242
Medtronic PLC ........................................................ 16,706 1,309,082
Merck & Co., Inc. ...................................................... 13,920 1,433,064
Mettler-Toledo International, Inc. (a) ......................................... 928 1,028,289
Moderna, Inc. (a) ....................................................... 5,280 545,371
Molina Healthcare, Inc. (a) ................................................ 3,533 1,158,435
Neurocrine Biosciences, Inc. (a) ............................................. 10,879 1,223,887
Penumbra, Inc. (a) ....................................................... 3,804 920,226
Pfizer, Inc. ............................................................ 40,905 1,356,819
Quest Diagnostics, Inc. ................................................... 12,453 1,517,523
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,386 1,140,623
Repligen Corp. (a) ....................................................... 3,702 588,655
ResMed, Inc. .......................................................... 5,852 865,335
Revvity, Inc. .......................................................... 9,610 1,063,827
STERIS PLC .......................................................... 4,644 1,018,986
Stryker Corp. .......................................................... 4,672 1,276,717
Teleflex, Inc. .......................................................... 5,229 1,027,028
The Cigna Group ....................................................... 4,191 1,198,919
The Cooper Cos., Inc. .................................................... 3,599 1,144,518
Thermo Fisher Scientific, Inc. .............................................. 2,371 1,200,129
United Therapeutics Corp. (a) .............................................. 5,332 1,204,339
UnitedHealth Group, Inc. ................................................. 2,759 1,391,060
Veeva Systems, Inc. , Class A (a) ............................................. 3,908 795,083
Vertex Pharmaceuticals, Inc. (a) ............................................. 3,917 1,362,098
Viatris, Inc. ........................................................... 112,512 1,109,368
Waters Corp. (a) ........................................................ 3,722 1,020,610
West Pharmaceutical Services, Inc. .......................................... 2,378 892,249
Zimmer Biomet Holdings, Inc. ............................................. 13,555 1,521,142
Zoetis, Inc. ........................................................... 6,171 1,073,631
77,274,839
Industrials (17.8%):
A O Smith Corp. ....................................................... 14,128 934,285
Advanced Drainage Systems, Inc. ........................................... 5,302 603,527
AECOM ............................................................. 16,997 1,411,431
AGCO Corp. .......................................................... 7,493 886,272
Allegion PLC ......................................................... 9,771 1,018,138
American Airlines Group, Inc. (a) ............................................ 55,603 712,274
AMETEK, Inc. ........................................................ 9,819 1,450,855
Automatic Data Processing, Inc. ............................................ 5,759 1,385,500
Axon Enterprise, Inc. (a) .................................................. 3,652 726,711
Booz Allen Hamilton Holding Corp. ......................................... 11,572 1,264,472
Broadridge Financial Solutions, Inc. ......................................... 7,363 1,318,345
Builders FirstSource, Inc. (a) ............................................... 5,514 686,438
C.H. Robinson Worldwide, Inc. ............................................. 12,565 1,082,223
Carlisle Cos., Inc. ....................................................... 4,526 1,173,411
Carrier Global Corp. ..................................................... 17,711 977,647
Caterpillar, Inc. ........................................................ 3,726 1,017,198
Cintas Corp. .......................................................... 3,122 1,501,713

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Copart, Inc. (a) ......................................................... 30,989 $ 1,335,316
CoStar Group, Inc. (a) .................................................... 13,395 1,029,941
CSX Corp. ............................................................ 45,725 1,406,044
Cummins, Inc. ......................................................... 5,139 1,174,056
Deere & Co. .......................................................... 2,641 996,661
Delta Air Lines, Inc. ..................................................... 23,020 851,740
Dover Corp. ........................................................... 8,317 1,160,305
Eaton Corp. PLC ....................................................... 4,945 1,054,670
EMCOR Group, Inc. .................................................... 4,784 1,006,506
Equifax, Inc. .......................................................... 5,142 941,912
Expeditors International of Washington, Inc. .................................... 10,567 1,211,295
Fastenal Co. ........................................................... 23,719 1,296,006
FedEx Corp. .......................................................... 4,373 1,158,495
Fortive Corp. .......................................................... 17,051 1,264,502
General Dynamics Corp. .................................................. 8,191 1,809,965
General Electric Co. ..................................................... 10,537 1,164,865
Graco, Inc. ........................................................... 14,314 1,043,204
HEICO Corp. .......................................................... 7,046 1,140,959
Honeywell International, Inc. .............................................. 8,339 1,540,547
Howmet Aerospace, Inc. .................................................. 26,642 1,232,192
Hubbell, Inc. .......................................................... 3,212 1,006,673
IDEX Corp. ........................................................... 6,144 1,278,075
Illinois Tool Works, Inc. .................................................. 5,521 1,271,541
Ingersoll Rand, Inc. ..................................................... 17,149 1,092,734
J.B. Hunt Transport Services, Inc. ........................................... 6,253 1,178,816
Jack Henry & Associates, Inc. .............................................. 6,557 991,025
Jacobs Solutions, Inc. .................................................... 10,317 1,408,270
Johnson Controls International PLC .......................................... 18,956 1,008,649
L3Harris Technologies, Inc. ............................................... 8,088 1,408,283
Leidos Holdings, Inc. .................................................... 11,326 1,043,804
Lennox International, Inc. ................................................. 2,686 1,005,746
Lincoln Electric Holdings, Inc. ............................................. 6,418 1,166,728
Lockheed Martin Corp. ................................................... 4,208 1,720,904
Masco Corp. .......................................................... 18,513 989,520
Nordson Corp. ......................................................... 4,615 1,029,930
Norfolk Southern Corp. .................................................. 6,923 1,363,346
Northrop Grumman Corp. ................................................. 3,477 1,530,541
Old Dominion Freight Line, Inc. ............................................ 2,061 843,237
Otis Worldwide Corp. .................................................... 17,655 1,417,873
Owens Corning ........................................................ 7,600 1,036,716
PACCAR, Inc. ......................................................... 14,781 1,256,681
Parker-Hannifin Corp. ................................................... 2,691 1,048,198
Paychex, Inc. .......................................................... 10,832 1,249,255
Paycom Software, Inc. ................................................... 2,625 680,584
Paylocity Holding Corp. (a) ................................................ 4,099 744,788
Quanta Services, Inc. .................................................... 5,912 1,105,958
Regal Rexnord Corp. .................................................... 5,664 809,272
Republic Services, Inc. ................................................... 12,482 1,778,810
Rockwell Automation, Inc. ................................................ 3,416 976,532
Rollins, Inc. ........................................................... 37,717 1,407,976
RTX Corp. ............................................................ 15,917 1,145,546
Saia, Inc. (a) ........................................................... 1,675 667,739
Snap-on, Inc. .......................................................... 4,849 1,236,786
Southwest Airlines Co. ................................................... 29,774 805,982
SS&C Technologies Holdings, Inc. .......................................... 21,872 1,149,155
Stanley Black & Decker, Inc. .............................................. 8,923 745,784
Textron, Inc. .......................................................... 15,392 1,202,731
The Toro Co. .......................................................... 12,217 1,015,233
Trane Technologies PLC .................................................. 6,005 1,218,475
TransDigm Group, Inc. (a) ................................................. 1,528 1,288,303
TransUnion ........................................................... 11,947 857,675
U-Haul Holding Co. ..................................................... 14,602 764,999
Union Pacific Corp. ..................................................... 5,335 1,086,366
United Airlines Holdings, Inc. (a) ............................................ 16,062 679,423

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
United Parcel Service, Inc. , Class B .......................................... 7,511 $ 1,170,740
United Rentals, Inc. ..................................................... 1,658 737,097
Verisk Analytics, Inc. .................................................... 5,937 1,402,557
Vertiv Holdings Co. ..................................................... 12,633 469,948
W.W. Grainger, Inc. ..................................................... 1,527 1,056,440
Waste Management, Inc. .................................................. 11,626 1,772,267
Watsco, Inc. ........................................................... 2,859 1,079,901
Westinghouse Air Brake Technologies Corp. .................................... 12,722 1,351,967
Xylem, Inc. ........................................................... 12,018 1,093,998
100,819,198
Information Technology (12.1%):
Accenture PLC , Class A .................................................. 3,744 1,149,820
Adobe, Inc. (a) ......................................................... 1,621 826,548
Akamai Technologies, Inc. (a) .............................................. 10,516 1,120,375
Amphenol Corp. , Class A ................................................. 17,081 1,434,633
Analog Devices, Inc. .................................................... 6,015 1,053,166
ANSYS, Inc. (a) ........................................................ 3,193 950,077
Apple, Inc. ........................................................... 7,071 1,210,626
Applied Materials, Inc. ................................................... 5,323 736,969
AppLovin Corp. , Class A (a) ............................................... 9,432 376,903
Arista Networks, Inc. (a) .................................................. 3,210 590,415
Autodesk, Inc. (a) ....................................................... 4,139 856,401
Bentley Systems, Inc. , Class B ............................................. 19,791 992,717
Broadcom, Inc. ........................................................ 1,036 860,481
Cadence Design Systems, Inc. (a) ............................................ 4,374 1,024,828
CDW Corp. ........................................................... 5,269 1,063,073
Cisco Systems, Inc. ..................................................... 27,565 1,481,894
Cognizant Technology Solutions Corp. , Class A ................................. 16,275 1,102,469
Corning, Inc. .......................................................... 38,362 1,168,890
Dell Technologies, Inc. , Class C ............................................ 18,796 1,295,044
Dropbox, Inc. , Class A (a) ................................................. 36,402 991,227
Dynatrace, Inc. (a) ...................................................... 15,960 745,811
Enphase Energy, Inc. (a) .................................................. 4,175 501,626
Entegris, Inc. .......................................................... 5,992 562,709
EPAM Systems, Inc. (a) ................................................... 2,476 633,088
F5, Inc. (a) ............................................................ 7,978 1,285,575
Fair Isaac Corp. (a) ...................................................... 1,350 1,172,516
First Solar, Inc. (a) ...................................................... 2,872 464,087
Fortinet, Inc. (a) ........................................................ 11,599 680,629
Gartner, Inc. (a) ........................................................ 3,843 1,320,493
Gen Digital, Inc. ....................................................... 46,373 819,875
GoDaddy, Inc. , Class A (a) ................................................. 17,568 1,308,465
Hewlett Packard Enterprise Co. ............................................. 65,216 1,132,802
HP, Inc. .............................................................. 37,490 963,493
International Business Machines Corp. ........................................ 11,841 1,661,292
Intuit, Inc. ............................................................ 1,700 868,598
Jabil, Inc. ............................................................ 9,589 1,216,748
Juniper Networks, Inc. ................................................... 43,003 1,195,053
Keysight Technologies, Inc. (a) ............................................. 7,167 948,266
KLA Corp. ........................................................... 1,617 741,653
Lam Research Corp. ..................................................... 1,086 680,672
Lattice Semiconductor Corp. (a) ............................................. 6,760 580,887
Manhattan Associates, Inc. (a) .............................................. 5,454 1,078,038
Microchip Technology, Inc. ................................................ 10,684 833,886
Microsoft Corp. ........................................................ 3,373 1,065,025
Monolithic Power Systems, Inc. ............................................ 1,116 515,592
Motorola Solutions, Inc. .................................................. 5,599 1,524,272
NetApp, Inc. .......................................................... 15,455 1,172,725
NVIDIA Corp. ......................................................... 1,111 483,274
NXP Semiconductors NV ................................................. 4,424 884,446
ON Semiconductor Corp. (a) ............................................... 7,200 669,240
Oracle Corp. .......................................................... 10,546 1,117,032
Palo Alto Networks, Inc. (a) ................................................ 3,077 721,372

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
PTC, Inc. (a) ........................................................... 9,654 $ 1,367,779
QUALCOMM, Inc. ..................................................... 7,818 868,267
Roper Technologies, Inc. .................................................. 3,624 1,755,031
Salesforce, Inc. (a) ...................................................... 4,429 898,113
ServiceNow, Inc. (a) ..................................................... 1,492 833,968
Skyworks Solutions, Inc. ................................................. 8,313 819,579
Super Micro Computer, Inc. (a) ............................................. 1,377 377,601
Synopsys, Inc. (a) ....................................................... 2,352 1,079,498
TD SYNNEX Corp. ..................................................... 11,704 1,168,761
TE Connectivity Ltd. .................................................... 10,647 1,315,224
Teledyne Technologies, Inc. (a) ............................................. 3,285 1,342,185
Teradyne, Inc. ......................................................... 8,326 836,430
Texas Instruments, Inc. ................................................... 7,137 1,134,854
Trimble, Inc. (a) ........................................................ 19,027 1,024,794
Tyler Technologies, Inc. (a) ................................................ 2,683 1,036,014
VeriSign, Inc. (a) ........................................................ 7,961 1,612,341
Zebra Technologies Corp. (a) ............................................... 2,631 622,310
Zoom Video Communications, Inc. , Class A (a) .................................. 10,429 729,404
68,657,949
Materials (4.9%):
Air Products and Chemicals, Inc. ............................................ 4,661 1,320,927
Albemarle Corp. ....................................................... 3,494 594,120
Avery Dennison Corp. ................................................... 6,680 1,220,235
Ball Corp. ............................................................ 17,033 847,903
Celanese Corp. ......................................................... 7,187 902,112
CF Industries Holdings, Inc. ............................................... 11,966 1,025,965
Corteva, Inc. .......................................................... 24,629 1,260,020
Crown Holdings, Inc. .................................................... 12,414 1,098,391
Dow, Inc. ............................................................ 23,968 1,235,790
DuPont de Nemours, Inc. ................................................. 16,022 1,195,081
Eastman Chemical Co. ................................................... 12,108 928,926
Ecolab, Inc. ........................................................... 7,495 1,269,653
FMC Corp. ........................................................... 13,317 891,839
Freeport-McMoRan, Inc. ................................................. 21,379 797,223
International Paper Co. ................................................... 30,625 1,086,269
LyondellBasell Industries NV , Class A ........................................ 12,768 1,209,130
Martin Marietta Materials, Inc. ............................................. 2,612 1,072,174
Nucor Corp. ........................................................... 4,887 764,082
Packaging Corp. of America ............................................... 7,698 1,182,028
PPG Industries, Inc. ..................................................... 8,257 1,071,758
Reliance Steel & Aluminum Co. ............................................ 4,204 1,102,415
RPM International, Inc. .................................................. 10,167 963,933
Steel Dynamics, Inc. ..................................................... 7,008 751,398
The Mosaic Co. ........................................................ 21,200 754,720
The Sherwin-Williams Co. ................................................ 4,170 1,063,558
Vulcan Materials Co. .................................................... 5,950 1,202,019
Westlake Corp. ........................................................ 7,295 909,468
27,721,137
Real Estate (0.2%):
CBRE Group, Inc. , Class A (a) .............................................. 12,655 934,698
Utilities (7.5%):
Alliant Energy Corp. .................................................... 30,641 1,484,556
Ameren Corp. ......................................................... 19,757 1,478,416
American Electric Power Co., Inc. ........................................... 19,381 1,457,839
American Water Works Co., Inc. ............................................ 11,138 1,379,219
Atmos Energy Corp. ..................................................... 13,823 1,464,270
CenterPoint Energy, Inc. .................................................. 57,195 1,535,686
CMS Energy Corp. ...................................................... 27,530 1,462,118
Consolidated Edison, Inc. ................................................. 19,281 1,649,104
Constellation Energy Corp. ................................................ 11,431 1,246,893
Dominion Energy, Inc. ................................................... 29,392 1,312,941

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
DTE Energy Co. ....................................................... 15,782 $ 1,566,837
Duke Energy Corp. ...................................................... 18,896 1,667,761
Edison International ..................................................... 20,374 1,289,470
Entergy Corp. ......................................................... 14,768 1,366,040
Essential Utilities, Inc. ................................................... 40,992 1,407,255
Evergy, Inc. ........................................................... 28,301 1,434,861
Eversource Energy ...................................................... 22,830 1,327,565
Exelon Corp. .......................................................... 41,427 1,565,526
FirstEnergy Corp. ....................................................... 42,994 1,469,535
NextEra Energy, Inc. .................................................... 20,832 1,193,465
NiSource, Inc. ......................................................... 61,872 1,527,001
PG&E Corp. (a) ........................................................ 95,487 1,540,205
PPL Corp. ............................................................ 68,435 1,612,329
Public Service Enterprise Group, Inc. ......................................... 26,254 1,494,115
Sempra Energy ........................................................ 23,123 1,573,058
The Southern Co. ....................................................... 24,484 1,584,605
Vistra Corp. ........................................................... 29,973 994,504
WEC Energy Group, Inc. ................................................. 19,044 1,533,994
Xcel Energy, Inc. ....................................................... 27,744 1,587,512
42,206,680
Total Common Stocks (Cost $574,302,245) 562,350,088
Investment Companies (0.3%)
Federated Hermes Treasury Obligations Fund , 5 .22% (c) ........................... 1,591,506 1,591,506
Total Investment Companies (Cost $1,591,506) 1,591,506
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (c) ........ 97,011 97,011
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (c) ............ 97,011 97,011
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (c) ............... 97,011 97,011
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (c) . 97,011 97,011
Total Collateral for Securities Loaned (Cost $388,044) 388,044
Total Investments (Cost $576,281,795) — 99.9% 564,329,638
Other assets in excess of liabilities — 0.1% 713,645
NET ASSETS - 100.00% $ 565,043,283
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on September 30, 2023.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 11 12/15/23 $ 2,463,899 $ 2,379,025 $ (84,874)
Total unrealized appreciation $ —
Total unrealized depreciation (84,874)
Total net unrealized appreciation (depreciation) $ (84,874)

Schedule of Portfolio Investments
September 30, 2023
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(Unaudited)
A
Security Description Shares Value
Common Stocks (23.7%)
Communication Services (0.6%):
Omnicom Group, Inc. .................................................... 32,502 $ 2,420,749
The Interpublic Group of Cos., Inc. .......................................... 71,195 2,040,449
Verizon Communications, Inc. .............................................. 86,515 2,803,951
7,265,149
Consumer Discretionary (0.7%):
Best Buy Co., Inc. ...................................................... 34,222 2,377,402
Darden Restaurants, Inc. .................................................. 25,630 3,670,729
Ford Motor Co. ........................................................ 153,984 1,912,481
7,960,612
Consumer Staples (3.8%):
Altria Group, Inc. ....................................................... 95,121 3,999,838
Campbell Soup Co. ..................................................... 83,449 3,428,085
Conagra Brands, Inc. .................................................... 137,561 3,771,923
General Mills, Inc. ...................................................... 54,413 3,481,888
Kellanova ............................................................ 75,237 4,477,354
Kimberly-Clark Corp. .................................................... 35,677 4,311,565
Philip Morris International, Inc. ............................................. 43,981 4,071,761
Target Corp. .......................................................... 20,758 2,295,212
The Clorox Co. ........................................................ 18,290 2,397,087
The Coca-Cola Co. ...................................................... 94,961 5,315,917
The Kraft Heinz Co. ..................................................... 129,843 4,367,919
Tyson Foods, Inc. , Class A ................................................ 43,990 2,221,055
44,139,604
Energy (2.9%):
Chevron Corp. ......................................................... 18,446 3,110,365
ConocoPhillips ........................................................ 18,786 2,250,563
Coterra Energy, Inc. ..................................................... 76,842 2,078,576
Devon Energy Corp. ..................................................... 36,921 1,761,132
Diamondback Energy, Inc. ................................................ 14,375 2,226,400
EOG Resources, Inc. .................................................... 17,065 2,163,159
Exxon Mobil Corp. ..................................................... 23,818 2,800,520
HF Sinclair Corp. ....................................................... 33,854 1,927,308
Kinder Morgan, Inc. ..................................................... 222,569 3,690,194
ONEOK, Inc. .......................................................... 41,903 2,657,907
Phillips 66 ............................................................ 19,942 2,396,031
Pioneer Natural Resources Co. ............................................. 9,875 2,266,806
The Williams Cos., Inc. .................................................. 94,917 3,197,754
Valero Energy Corp. ..................................................... 15,367 2,177,658
34,704,373
Financials (5.0%):
Bank of America Corp. ................................................... 91,316 2,500,232
Blackstone, Inc. ........................................................ 18,386 1,969,876
Citigroup, Inc. ......................................................... 62,848 2,584,938
Citizens Financial Group, Inc. .............................................. 59,719 1,600,469
CME Group, Inc. ....................................................... 17,730 3,549,901
Corebridge Financial, Inc. ................................................. 107,959 2,132,190
Fidelity National Financial, Inc. ............................................ 66,512 2,746,946
Fifth Third Bancorp ..................................................... 67,595 1,712,181
Franklin Resources, Inc. .................................................. 93,607 2,300,860
Huntington Bancshares, Inc. ............................................... 163,176 1,697,030
KeyCorp ............................................................. 101,184 1,088,740
M&T Bank Corp. ....................................................... 16,228 2,052,031
MetLife, Inc. .......................................................... 37,211 2,340,944
Morgan Stanley ........................................................ 32,869 2,684,411
Northern Trust Corp. .................................................... 26,037 1,809,051
Principal Financial Group, Inc. ............................................. 31,198 2,248,440
Prudential Financial, Inc. ................................................. 27,328 2,593,154
Regions Financial Corp. .................................................. 111,172 1,912,158

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
State Street Corp. ....................................................... 30,110 $ 2,016,166
T. Rowe Price Group, Inc. ................................................. 19,603 2,055,767
The Bank of New York Mellon Corp. ......................................... 59,162 2,523,259
The Carlyle Group, Inc. .................................................. 57,893 1,746,053
The Goldman Sachs Group, Inc. ............................................ 8,710 2,818,295
The PNC Financial Services Group, Inc. ...................................... 18,233 2,238,465
Truist Financial Corp. .................................................... 50,152 1,434,849
U.S. Bancorp .......................................................... 46,748 1,545,489
UWM Holdings Corp. (a) ................................................. 234,811 1,138,833
Wells Fargo & Co. ...................................................... 57,711 2,358,071
59,398,799
Health Care (2.2%):
AbbVie, Inc. .......................................................... 22,831 3,403,189
Amgen, Inc. ........................................................... 13,365 3,591,977
Bristol-Myers Squibb Co. ................................................. 63,121 3,663,543
CVS Health Corp. ...................................................... 42,623 2,975,938
Gilead Sciences, Inc. .................................................... 45,010 3,373,049
Medtronic PLC ........................................................ 38,100 2,985,516
Pfizer, Inc. ............................................................ 93,260 3,093,434
Viatris, Inc. ........................................................... 256,468 2,528,775
25,615,421
Industrials (0.4%):
Stanley Black & Decker, Inc. .............................................. 20,350 1,700,853
United Parcel Service, Inc. , Class B .......................................... 17,101 2,665,533
4,366,386
Information Technology (1.2%):
Corning, Inc. .......................................................... 87,428 2,663,931
HP, Inc. .............................................................. 85,448 2,196,014
International Business Machines Corp. ........................................ 27,001 3,788,240
Juniper Networks, Inc. ................................................... 98,011 2,723,726
Texas Instruments, Inc. ................................................... 16,247 2,583,435
13,955,346
Materials (1.1%):
Dow, Inc. ............................................................ 54,622 2,816,310
Eastman Chemical Co. ................................................... 27,574 2,115,477
International Paper Co. ................................................... 69,799 2,475,771
LyondellBasell Industries NV , Class A ........................................ 29,112 2,756,906
Packaging Corp. of America ............................................... 17,528 2,691,425
12,855,889
Utilities (5.8%):
Alliant Energy Corp. .................................................... 69,842 3,383,845
American Electric Power Co., Inc. ........................................... 44,176 3,322,919
CMS Energy Corp. ...................................................... 62,751 3,332,706
Consolidated Edison, Inc. ................................................. 43,965 3,760,326
Dominion Energy, Inc. ................................................... 67,002 2,992,979
DTE Energy Co. ....................................................... 35,996 3,573,683
Duke Energy Corp. ...................................................... 43,083 3,802,506
Edison International ..................................................... 46,458 2,940,327
Entergy Corp. ......................................................... 33,660 3,113,550
Evergy, Inc. ........................................................... 64,518 3,271,063
Eversource Energy ...................................................... 52,019 3,024,905
Exelon Corp. .......................................................... 94,445 3,569,076
FirstEnergy Corp. ....................................................... 97,988 3,349,230
NiSource, Inc. ......................................................... 141,028 3,480,571
PPL Corp. ............................................................ 155,963 3,674,488
Public Service Enterprise Group, Inc. ......................................... 59,854 3,406,291
Sempra Energy ........................................................ 52,710 3,585,861
The Southern Co. ....................................................... 55,789 3,610,664
WEC Energy Group, Inc. ................................................. 43,414 3,496,998

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Xcel Energy, Inc. ....................................................... 63,254 $ 3,619,394
68,311,382
Total Common Stocks (Cost $288,492,115) 278,572,961
Investment Companies (76.8%)
Federated Hermes Treasury Obligations Fund , 5 .22% (b) (c) ......................... 902,012,924 902,012,924
Total Investment Companies (Cost $902,012,924) 902,012,924
Collateral for Securities Loaned (0.0%)^(d)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (b) ........ 23 23
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (b) ............ 23 23
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (b) ............... 23 23
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (b) . 23 23
Total Collateral for Securities Loaned (Cost $92) 92
Total Investments (Cost $1,190,505,131) — 100.5% 1,180,585,977
Liabilities in excess of other assets — (0.5)% (5,443,150)
NET ASSETS - 100.00% $ 1,175,142,827
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rate disclosed is the daily yield on September 30, 2023.
(c) Represents an investment greater than 25% of the Fund's net assets.  The financial statements and portfolio holdings for these securities can be found at
www.sec.gov
(d) Amount represents less than 0.05% of net assets.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 21 12/15/23 $ 4,736,436 $ 4,541,775 $ (194,661)
Total unrealized appreciation $ —
Total unrealized depreciation (194,661)
Total net unrealized appreciation (depreciation) $ (194,661)

Schedule of Portfolio Investments
September 30, 2023
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(Unaudited)
Security Description Shares Value
Common Stocks (99.6%)
Communication Services (2.7%):
Cargurus, Inc. (a) ....................................................... 5,580 $ 97,762
Cars.com, Inc. (a) ....................................................... 5,844 98,530
Cogent Communications Holdings, Inc. ....................................... 2,013 124,605
DISH Network Corp. , Class A (a) ............................................ 11,365 66,599
Gogo, Inc. (a) .......................................................... 8,542 101,906
Integral Ad Science Holding Corp. (a) ......................................... 5,788 68,819
John Wiley & Sons, Inc. , Class A ............................................ 3,171 117,866
Liberty Latin America, Ltd. , Class C (a) ....................................... 10,148 82,808
Madison Square Garden Sports Corp. ........................................ 912 160,785
Scholastic Corp. ........................................................ 2,449 93,405
Shutterstock, Inc. ....................................................... 2,429 92,423
Sphere Entertainment Co. (a) ............................................... 2,262 84,056
Vivid Seats, Inc. , Class A (a) ............................................... 11,659 74,851
Yelp, Inc. (a) ........................................................... 3,227 134,211
Ziff Davis, Inc. (a) ....................................................... 2,320 147,761
ZipRecruiter, Inc. (a) ..................................................... 6,170 73,978
1,620,365
Consumer Discretionary (14.2%):
Abercrombie & Fitch Co. (a) ............................................... 1,324 74,634
Acushnet Holdings Corp. ................................................. 2,405 127,561
Adient PLC (a) ......................................................... 3,187 116,963
Adtalem Global Education, Inc. (a) ........................................... 2,859 122,508
American Eagle Outfitters, Inc. ............................................. 6,166 102,417
Arhaus, Inc. (a) ......................................................... 7,147 66,467
Bloomin' Brands, Inc. .................................................... 4,612 113,409
Boot Barn Holdings, Inc. (a) ............................................... 1,001 81,271
Bright Horizons Family Solutions, Inc. (a) ..................................... 1,275 103,862
Brinker International, Inc. (a) ............................................... 3,587 113,313
Camping World Holdings, Inc. , Class A (b) ..................................... 3,911 79,824
Carter's, Inc. .......................................................... 2,123 146,805
Cavco Industries, Inc. (a) .................................................. 427 113,437
Century Communities, Inc. ................................................ 1,826 121,940
Chegg, Inc. (a) ......................................................... 5,507 49,122
Cracker Barrel Old Country Store, Inc. ........................................ 1,698 114,106
Dave & Buster's Entertainment, Inc. (a) ....................................... 2,379 88,190
Dorman Products, Inc. ................................................... 1,812 137,277
Dream Finders Homes, Inc. , Class A (a) ....................................... 2,587 57,509
Dutch Bros, Inc. , Class A (a) (b) ............................................. 2,887 67,123
Everi Holdings, Inc. (a) ................................................... 8,632 114,115
First Watch Restaurant Group, Inc. (a) ........................................ 6,971 120,529
Foot Locker, Inc. ....................................................... 3,537 61,367
Frontdoor, Inc. (a) ....................................................... 4,160 127,254
Gentherm, Inc. (a) ....................................................... 2,088 113,295
Graham Holdings Co. , Class B ............................................. 345 201,135
Grand Canyon Education, Inc. (a) ............................................ 1,858 217,163
Green Brick Partners, Inc. (a) ............................................... 1,893 78,578
Group 1 Automotive, Inc. ................................................. 501 134,624
Guess?, Inc. ........................................................... 4,046 87,555
Helen of Troy Ltd. (a) .................................................... 689 80,310
Installed Building Products, Inc. ............................................ 790 98,663
Jack in the Box, Inc. ..................................................... 1,806 124,722
KB Home ............................................................ 2,788 129,029
Kontoor Brands, Inc. .................................................... 2,140 93,967
Laureate Education, Inc. .................................................. 10,413 146,823
La-Z-Boy, Inc. ......................................................... 4,102 126,670
LCI Industries ......................................................... 983 115,424
Leslie's, Inc. (a) ........................................................ 11,594 65,622
Levi Strauss & Co. , Class A ............................................... 8,662 117,630
LGI Homes, Inc. (a) ..................................................... 913 90,834
Life Time Group Holdings, Inc. (a) ........................................... 5,388 81,952
M/I Homes, Inc. (a) ...................................................... 1,438 120,850

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Security Description Shares Value
MDC Holdings, Inc. ..................................................... 3,084 $ 127,153
Meritage Homes Corp. ................................................... 964 117,984
Mister Car Wash, Inc. (a) .................................................. 14,068 77,515
Modine Manufacturing Co. (a) .............................................. 1,619 74,069
Monarch Casino & Resort, Inc. ............................................. 2,586 160,591
National Vision Holdings, Inc. (a) ............................................ 3,781 61,177
Nordstrom, Inc. ........................................................ 4,723 70,562
Ollie's Bargain Outlet Holdings, Inc. (a) ....................................... 1,569 121,095
Oxford Industries, Inc. ................................................... 1,185 113,914
Papa John's International, Inc. .............................................. 1,808 123,342
Patrick Industries, Inc. ................................................... 1,541 115,667
Portillo's, Inc. , Class A (a) ................................................. 5,731 88,200
Red Rock Resorts, Inc. , Class A ............................................. 3,450 141,450
SeaWorld Entertainment, Inc. (a) ............................................ 2,512 116,180
Signet Jewelers Ltd. ..................................................... 1,327 95,292
Six Flags Entertainment Corp. (a) ............................................ 3,987 93,734
Skyline Champion Corp. (a) ................................................ 1,496 95,325
Steven Madden Ltd. ..................................................... 4,044 128,478
Strategic Education, Inc. .................................................. 2,026 152,457
Stride, Inc. (a) .......................................................... 2,361 106,316
Target Hospitality Corp. (a) (b) .............................................. 5,266 83,624
Taylor Morrison Home Corp. (a) ............................................ 3,112 132,602
The Buckle, Inc. ........................................................ 4,107 137,133
The Cheesecake Factory, Inc. .............................................. 4,001 121,230
The ODP Corp. (a) ...................................................... 2,585 119,298
Topgolf Callaway Brands Corp. (a) ........................................... 7,113 98,444
Travel + Leisure Co. ..................................................... 3,453 126,829
Tri Pointe Homes, Inc. (a) ................................................. 4,452 121,762
Urban Outfitters, Inc. (a) .................................................. 3,212 105,000
Victoria's Secret & Co. (a) ................................................. 4,159 69,372
Visteon Corp. (a) ........................................................ 968 133,652
Winmark Corp. ........................................................ 442 164,923
Winnebago Industries, Inc. ................................................ 1,935 115,036
XPEL, Inc. (a) ......................................................... 1,362 105,024
YETI Holdings, Inc. (a) ................................................... 2,024 97,597
8,557,876
Consumer Staples (8.5%):
BellRing Brands, Inc. (a) .................................................. 4,159 171,476
Cal-Maine Foods, Inc. ................................................... 2,572 124,536
Central Garden & Pet Co. , Class A (a) ........................................ 3,701 148,373
Coca-Cola Consolidated, Inc. .............................................. 173 110,083
Edgewell Personal Care Co. ............................................... 4,170 154,123
elf Beauty, Inc. (a) ....................................................... 622 68,314
Fresh Del Monte Produce, Inc. ............................................. 6,558 169,459
Grocery Outlet Holding Corp. (a) ............................................ 5,011 144,567
Herbalife Ltd. (a) ....................................................... 5,112 71,517
Hostess Brands, Inc. (a) ................................................... 4,536 151,094
Ingles Markets, Inc. , Class A ............................................... 2,590 195,105
Inter Parfums, Inc. ...................................................... 851 114,323
J & J Snack Foods Corp. .................................................. 1,217 199,162
John B Sanfilippo & Son, Inc. .............................................. 1,645 162,526
MGP Ingredients, Inc. .................................................... 1,152 121,513
National Beverage Corp. (a) ................................................ 3,217 151,263
Nu Skin Enterprises, Inc. , Class A ........................................... 6,195 131,396
Olaplex Holdings, Inc. (a) ................................................. 27,726 54,066
PriceSmart, Inc. ........................................................ 2,039 151,763
Seaboard Corp. ........................................................ 53 198,909
Spectrum Brands Holdings, Inc. ............................................ 1,892 148,238
Sprouts Farmers Market, Inc. (a) ............................................ 3,361 143,851
The Andersons, Inc. ..................................................... 2,339 120,482
The Boston Beer Co., Inc. , Class A (a) ........................................ 319 124,260
The Chefs' Warehouse, Inc. (a) .............................................. 4,434 93,912
The Duckhorn Portfolio, Inc. (a) ............................................. 13,926 142,881

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September 30, 2023
Security Description Shares Value
The Simply Good Foods Co. (a) ............................................. 4,522 $ 156,099
The Vita Coco Co., Inc. (a) ................................................ 3,188 83,016
Tootsie Roll Industries, Inc. ................................................ 5,912 176,532
TreeHouse Foods, Inc. (a) ................................................. 3,747 163,294
United Natural Foods, Inc. (a) .............................................. 4,198 59,360
Universal Corp. ........................................................ 5,310 250,685
USANA Health Sciences, Inc. (a) ............................................ 2,659 155,844
Utz Brands, Inc. ........................................................ 9,214 123,744
Vector Group Ltd. ...................................................... 12,337 131,266
WD-40 Co. ........................................................... 611 124,180
Weis Markets, Inc. ...................................................... 2,378 149,814
5,141,026
Energy (5.5%):
Arch Resources, Inc. .................................................... 872 148,816
Archrock, Inc. ......................................................... 9,710 122,346
Cactus, Inc. , Class A ..................................................... 1,970 98,914
California Resources Corp. ................................................ 2,338 130,951
Callon Petroleum Co. (a) .................................................. 2,310 90,367
CNX Resources Corp. (a) ................................................. 6,205 140,109
Comstock Resources, Inc. ................................................. 6,803 75,037
CONSOL Energy, Inc. ................................................... 1,038 108,897
Crescent Energy Co. , Class A .............................................. 7,770 98,213
CVR Energy, Inc. ....................................................... 3,063 104,234
Diamond Offshore Drilling, Inc. (a) .......................................... 5,487 80,549
Excelerate Energy, Inc. , Class A ............................................ 6,043 102,973
Gulfport Energy Corp. (a) ................................................. 784 93,029
International Seaways, Inc. ................................................ 2,362 106,290
Kinetik Holdings, Inc. ................................................... 4,142 139,792
Kosmos Energy Ltd. (a) ................................................... 11,800 96,524
Liberty Energy, Inc. ..................................................... 6,094 112,861
Magnolia Oil & Gas Corp. , Class A .......................................... 5,222 119,636
Northern Oil and Gas, Inc. ................................................ 2,612 105,081
Oceaneering International, Inc. (a) ........................................... 3,855 99,151
Par Pacific Holdings, Inc. (a) ............................................... 3,190 114,649
Patterson-UTI Energy, Inc. ................................................ 5,904 81,711
Peabody Energy Corp. ................................................... 4,708 122,361
Permian Resources Corp. (b) ............................................... 6,068 84,709
RPC, Inc. ............................................................ 11,808 105,564
Sitio Royalties Corp. , Class A .............................................. 4,432 107,299
SM Energy Co. ........................................................ 2,185 86,635
Talos Energy, Inc. (a) ..................................................... 4,721 77,613
Tidewater, Inc. (a) ....................................................... 1,330 94,523
Weatherford International PLC (a) ........................................... 1,156 104,421
World Kinect Corp. ..................................................... 6,009 134,782
3,288,037
Financials (20.1%):
Ameris Bancorp ........................................................ 2,609 100,160
Artisan Partners Asset Management, Inc. , Class A ................................ 3,947 147,697
AssetMark Financial Holdings, Inc. (a) ........................................ 4,760 119,381
Associated Banc-Corp. ................................................... 6,684 114,363
Assured Guaranty Ltd. ................................................... 2,848 172,361
Atlantic Union Bankshares Corp. ............................................ 3,477 100,068
Axos Financial, Inc. (a) ................................................... 2,046 77,462
B Riley Financial, Inc. (b) ................................................. 1,237 50,705
BancFirst Corp. ........................................................ 1,323 114,744
Bank of Hawaii Corp. .................................................... 1,491 74,088
BankUnited, Inc. ....................................................... 3,117 70,756
Banner Corp. .......................................................... 2,681 113,621
BGC Group, Inc. , Class A ................................................. 18,769 99,100
Bread Financial Holdings, Inc. ............................................. 2,289 78,284
Cathay General Bancorp .................................................. 3,537 122,946
City Holding Co. ....................................................... 1,848 166,967

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September 30, 2023
Security Description Shares Value
CNO Financial Group, Inc. ................................................ 6,007 $ 142,546
Cohen & Steers, Inc. .................................................... 2,320 145,441
Columbia Banking System, Inc. ............................................ 4,454 90,416
Community Bank System, Inc. ............................................. 2,474 104,428
CVB Financial Corp. .................................................... 5,272 87,357
Donnelley Financial Solutions, Inc. (a) ........................................ 2,317 130,401
Enova International, Inc. (a) ................................................ 2,362 120,155
Enstar Group Ltd. (a) .................................................... 773 187,066
Enterprise Financial Services Corp. .......................................... 3,584 134,400
EVERTEC, Inc. ........................................................ 4,231 157,309
FB Financial Corp. ...................................................... 3,528 100,054
Federal Agricultural Mortgage Corp. , Class C ................................... 881 135,938
Federated Hermes, Inc. ................................................... 5,205 176,293
First Bancorp .......................................................... 8,837 118,946
First Bancorp/Southern Pines NC ........................................... 3,873 108,986
First Commonwealth Financial Corp. ......................................... 9,702 118,461
First Financial Bancorp ................................................... 6,137 120,285
First Hawaiian, Inc. ..................................................... 5,815 104,961
First Interstate BancSystem, Inc. , Class A ...................................... 4,416 110,135
First Merchants Corp. .................................................... 4,092 113,839
FirstCash Holdings, Inc. .................................................. 2,132 214,010
Fulton Financial Corp. ................................................... 8,885 107,597
Genworth Financial, Inc. (a) ................................................ 18,792 110,121
Goosehead Insurance, Inc. , Class A (a) ........................................ 1,263 94,131
Hamilton Lane, Inc. , Class A ............................................... 1,614 145,970
Hancock Whitney Corp. .................................................. 2,710 100,243
Heartland Financial USA, Inc. .............................................. 3,390 99,768
Hilltop Holdings, Inc. .................................................... 4,297 121,863
Hope Bancorp, Inc. ..................................................... 11,052 97,810
Independent Bank Corp. .................................................. 2,066 101,420
Independent Bank Group, Inc. .............................................. 2,318 91,677
International Bancshares Corp. ............................................. 3,310 143,455
Jackson Financial, Inc. , Class A ............................................. 2,534 96,849
Lakeland Financial Corp. ................................................. 2,332 110,677
Live Oak Bancshares, Inc. ................................................ 2,265 65,572
MGIC Investment Corp. .................................................. 11,075 184,842
Moelis & Co. , Class A ................................................... 2,780 125,461
Mr. Cooper Group, Inc. (a) ................................................. 2,560 137,114
National Bank Holdings Corp. , Class A ....................................... 3,549 105,618
National Western Life Group, Inc. , Class A ..................................... 143 62,561
Navient Corp. ......................................................... 8,736 150,434
NBT Bancorp, Inc. ...................................................... 3,561 112,848
Nelnet, Inc. , Class A ..................................................... 2,898 258,849
NMI Holdings, Inc. , Class A (a) ............................................. 5,774 156,418
Northwest Bancshares, Inc. ................................................ 13,797 141,143
OFG Bancorp ......................................................... 4,555 136,012
Pacific Premier Bancorp, Inc. .............................................. 4,436 96,527
Palomar Holdings, Inc. (a) ................................................. 2,027 102,870
Park National Corp. ..................................................... 1,248 117,961
Pathward Financial, Inc. .................................................. 2,387 110,017
Payoneer Global, Inc. (a) .................................................. 15,062 92,179
PennyMac Financial Services, Inc. .......................................... 1,876 124,942
Piper Sandler Cos. ...................................................... 945 137,318
PJT Partners, Inc. , Class A ................................................ 2,036 161,740
PROG Holdings, Inc. (a) .................................................. 2,687 89,235
Provident Financial Services, Inc. ........................................... 7,924 121,158
Radian Group, Inc. ...................................................... 6,996 175,670
Renasant Corp. ........................................................ 4,382 114,765
Seacoast Banking Corp. of Florida ........................................... 3,712 81,516
ServisFirst Bancshares, Inc. ............................................... 1,562 81,490
Shift4 Payments, Inc. , Class A (a) ............................................ 1,629 90,198
Simmons First National Corp. , Class A ....................................... 6,273 106,390
SLM Corp. ........................................................... 8,266 112,583
Stellar Bancorp, Inc. ..................................................... 5,437 115,917

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September 30, 2023
Security Description Shares Value
StepStone Group, Inc. , Class A ............................................. 4,023 $ 127,046
Stewart Information Services Corp. .......................................... 3,019 132,232
Stock Yards Bancorp, Inc. ................................................. 2,662 104,590
StoneX Group, Inc. (a) ................................................... 1,194 115,722
Texas Capital Bancshares, Inc. (a) ........................................... 1,529 90,058
The Bancorp, Inc. (a) ..................................................... 2,204 76,038
Towne Bank .......................................................... 6,216 142,533
TPG, Inc. ............................................................ 4,222 127,167
Triumph Financial, Inc. (a) ................................................. 1,647 106,709
Trustmark Corp. ........................................................ 5,080 110,388
UMB Financial Corp. .................................................... 1,499 93,013
United Community Banks, Inc. ............................................. 4,224 107,332
UWM Holdings Corp. ................................................... 14,952 72,517
Victory Capital Holdings, Inc. , Class A (c) ..................................... 4,571 152,397
Virtu Financial, Inc. , Class A ............................................... 7,804 134,775
Virtus Investment Partners, Inc. ............................................. 598 120,790
Walker & Dunlop, Inc. ................................................... 1,373 101,932
Washington Federal, Inc. ................................................. 4,455 114,137
WesBanco, Inc. ........................................................ 4,607 112,503
Westamerica Bancorp .................................................... 3,372 145,839
White Mountains Insurance Group Ltd. ....................................... 112 167,517
WSFS Financial Corp. ................................................... 2,716 99,134
12,089,428
Health Care (6.0%):
AdaptHealth Corp. (a) .................................................... 6,008 54,673
Addus HomeCare Corp. (a) ................................................ 1,167 99,417
Agiliti, Inc. (a) ......................................................... 7,919 51,394
AMN Healthcare Services, Inc. (a) ........................................... 1,413 120,359
Amphastar Pharmaceuticals, Inc. (a) .......................................... 1,891 86,967
Apollo Medical Holdings, Inc. (a) ........................................... 2,390 73,732
Catalyst Pharmaceuticals, Inc. (a) ............................................ 5,232 61,162
Certara, Inc. (a) ......................................................... 5,554 80,755
CONMED Corp. ....................................................... 1,086 109,523
Corcept Therapeutics, Inc. (a) .............................................. 3,220 87,729
CorVel Corp. (a) ........................................................ 754 148,274
Doximity, Inc. , Class A (a) ................................................. 3,462 73,464
Dynavax Technologies Corp. (a) ............................................. 8,967 132,443
GoodRx Holdings, Inc. , Class A (a) .......................................... 8,958 50,434
Haemonetics Corp. (a) .................................................... 1,676 150,136
Harmony Biosciences Holdings, Inc. (a) ....................................... 2,374 77,796
Integer Holdings Corp. (a) ................................................. 1,639 128,547
Kiniksa Pharmaceuticals Ltd. , Class A (a) ...................................... 4,324 75,108
Lantheus Holdings, Inc. (a) ................................................ 1,355 94,145
LeMaitre Vascular, Inc. ................................................... 2,257 122,961
Ligand Pharmaceuticals, Inc. (a) ............................................. 1,848 110,732
Maravai LifeSciences Holdings, Inc. , Class A (a) ................................. 7,880 78,800
Merit Medical Systems, Inc. (a) ............................................. 2,675 184,629
NextGen Healthcare, Inc. (a) ............................................... 9,380 222,587
Patterson Cos., Inc. ..................................................... 4,862 144,110
Pediatrix Medical Group, Inc. (a) ............................................ 9,238 117,415
Premier, Inc. , Class A .................................................... 6,398 137,557
Privia Health Group, Inc. (a) ............................................... 4,015 92,345
Progyny, Inc. (a) ........................................................ 2,459 83,655
Schrodinger, Inc. (a) ..................................................... 1,526 43,140
Select Medical Holdings Corp. ............................................. 4,802 121,347
STAAR Surgical Co. (a) .................................................. 1,952 78,431
Supernus Pharmaceuticals, Inc. (a) ........................................... 4,478 123,458
U.S. Physical Therapy, Inc. ................................................ 1,296 118,882
UFP Technologies, Inc. (a) ................................................. 660 106,557
3,642,664
Industrials (22.9%):
AAON, Inc. ........................................................... 2,005 114,024

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September 30, 2023
Security Description Shares Value
AAR Corp. (a) ......................................................... 2,575 $ 153,290
ABM Industries, Inc. .................................................... 4,127 165,121
Air Transport Services Group, Inc. (a) ......................................... 3,972 82,896
Alamo Group, Inc. ...................................................... 835 144,338
Albany International Corp. ................................................ 1,868 161,171
Allegiant Travel Co. ..................................................... 934 71,787
Allison Transmission Holdings, Inc. ......................................... 2,788 164,659
Ameresco, Inc. , Class A (a) ................................................ 1,749 67,441
American Woodmark Corp. (a) .............................................. 1,486 112,356
ArcBest Corp. ......................................................... 944 95,958
Arcosa, Inc. ........................................................... 1,695 121,870
Armstrong World Industries, Inc. ............................................ 2,304 165,888
Array Technologies, Inc. (a) ................................................ 2,606 57,827
ASGN, Inc. (a) ......................................................... 1,696 138,529
Astec Industries, Inc. .................................................... 2,037 95,963
Barnes Group, Inc. ...................................................... 4,287 145,629
Beacon Roofing Supply, Inc. (a) ............................................. 1,737 134,044
Boise Cascade Co. ...................................................... 1,271 130,964
Brady Corp. , Class A .................................................... 4,087 224,458
Casella Waste Systems, Inc. (a) ............................................. 2,285 174,345
CBIZ, Inc. (a) .......................................................... 3,480 180,612
Comfort Systems USA, Inc. ............................................... 694 118,265
Construction Partners, Inc. , Class A (a) ........................................ 2,993 109,424
Core & Main, Inc. , Class A (a) .............................................. 4,702 135,653
CoreCivic, Inc. (a) ...................................................... 10,382 116,797
CSG Systems International, Inc. ............................................ 2,845 145,436
CSW Industrials, Inc. .................................................... 824 144,398
Dycom Industries, Inc. (a) ................................................. 1,181 105,109
Encore Wire Corp. ...................................................... 655 119,511
Energy Recovery, Inc. (a) ................................................. 4,312 91,458
Enerpac Tool Group Corp. ................................................ 5,861 154,906
EnerSys .............................................................. 1,187 112,373
EnPro Industries, Inc. .................................................... 947 114,767
Esab Corp. ............................................................ 2,128 149,428
ESCO Technologies, Inc. ................................................. 1,546 161,464
Federal Signal Corp. ..................................................... 2,690 160,674
First Advantage Corp. .................................................... 9,237 127,378
Flowserve Corp. ........................................................ 3,819 151,882
Forward Air Corp. ...................................................... 1,297 89,156
Franklin Electric Co., Inc. ................................................. 1,753 156,420
FTAI Aviation Ltd. ...................................................... 3,334 118,524
GATX Corp. .......................................................... 1,678 182,617
Gibraltar Industries, Inc. (a) ................................................ 1,777 119,965
GMS, Inc. (a) .......................................................... 1,994 127,556
Granite Construction, Inc. ................................................. 3,962 150,635
H&E Equipment Services, Inc. ............................................. 2,304 99,510
Hayward Holdings, Inc. (a) ................................................ 7,408 104,453
Helios Technologies, Inc. ................................................. 2,120 117,618
Herc Holdings, Inc. ..................................................... 728 86,588
Hillenbrand, Inc. ....................................................... 2,887 122,149
HNI Corp. ............................................................ 3,836 132,841
Hub Group, Inc. , Class A (a) ............................................... 1,907 149,776
Huron Consulting Group, Inc. (a) ............................................ 1,074 111,868
ICF International, Inc. ................................................... 1,230 148,596
Insperity, Inc. .......................................................... 1,282 125,123
Janus International Group, Inc. (a) ........................................... 11,538 123,457
JELD-WEN Holding, Inc. (a) ............................................... 5,891 78,704
JetBlue Airways Corp. (a) ................................................. 16,616 76,434
John Bean Technologies Corp. .............................................. 1,217 127,955
Kadant, Inc. ........................................................... 664 149,765
Kennametal, Inc. ....................................................... 4,962 123,455
Kforce, Inc. ........................................................... 2,425 144,675
Kirby Corp. (a) ......................................................... 1,952 161,626
Korn Ferry ........................................................... 3,272 155,224

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September 30, 2023
Security Description Shares Value
Leonardo DRS, Inc. (a) ................................................... 7,837 $ 130,878
Lindsay Corp. ......................................................... 1,034 121,681
ManpowerGroup, Inc. ................................................... 2,037 149,353
Marten Transport Ltd. .................................................... 7,947 156,635
Masterbrand, Inc. (a) ..................................................... 6,430 78,125
Matson, Inc. .......................................................... 1,326 117,643
Maximus, Inc. ......................................................... 2,257 168,553
McGrath RentCorp ...................................................... 1,750 175,420
MillerKnoll, Inc. ....................................................... 5,369 131,272
Moog, Inc. , Class A ..................................................... 1,284 145,041
MSC Industrial Direct Co., Inc. ............................................. 2,151 211,121
Mueller Industries, Inc. ................................................... 1,662 124,916
Mueller Water Products, Inc. , Class A ........................................ 9,849 124,885
MYR Group, Inc. (a) ..................................................... 959 129,235
NOW, Inc. (a) .......................................................... 10,204 121,121
NV5 Global, Inc. (a) ..................................................... 1,231 118,459
Parsons Corp. (a) ....................................................... 3,257 177,018
PGT Innovations, Inc. (a) .................................................. 4,514 125,263
Primoris Services Corp. .................................................. 4,329 141,688
Resideo Technologies, Inc. (a) .............................................. 6,918 109,304
Rush Enterprises, Inc. , Class A ............................................. 4,216 172,139
RXO, Inc. (a) .......................................................... 6,512 128,482
Schneider National, Inc. , Class B ............................................ 5,461 151,215
Shoals Technologies Group, Inc. , Class A (a) .................................... 3,742 68,292
Simpson Manufacturing Co., Inc. ........................................... 881 131,983
SPX Technologies, Inc. (a) ................................................. 1,408 114,611
Standex International Corp. ................................................ 1,001 145,836
Sterling Infrastructure, Inc. (a) .............................................. 1,216 89,352
SunPower Corp. (a) (b) .................................................... 10,237 63,162
Tennant Co. ........................................................... 1,716 127,241
Terex Corp. ........................................................... 1,738 100,144
The AZEK Co., Inc. (a) ................................................... 3,379 100,491
The Brink's Co. ........................................................ 1,765 128,210
The Greenbrier Cos., Inc. ................................................. 1,826 73,040
Trinity Industries, Inc. ................................................... 4,912 119,607
TTEC Holdings, Inc. .................................................... 3,572 93,658
UniFirst Corp. ......................................................... 955 155,675
Verra Mobility Corp. (a) .................................................. 9,786 182,998
Vicor Corp. (a) ......................................................... 707 41,635
Watts Water Technologies, Inc. , Class A ....................................... 928 160,377
Werner Enterprises, Inc. .................................................. 4,187 163,084
Zurn Elkay Water Solutions Corp. ........................................... 4,332 121,383
13,797,009
Information Technology (8.9%):
ACI Worldwide, Inc. (a) .................................................. 4,711 106,280
Advanced Energy Industries, Inc. ........................................... 1,104 113,844
Aehr Test Systems (a) .................................................... 934 42,684
Agilysys, Inc. (a) ....................................................... 1,525 100,894
Alarm.com Holdings, Inc. (a) ............................................... 1,830 111,886
AppLovin Corp. , Class A (a) ............................................... 1,368 54,665
Avnet, Inc. ............................................................ 3,514 169,340
Axcelis Technologies, Inc. (a) .............................................. 504 82,177
Badger Meter, Inc. ...................................................... 902 129,771
Belden, Inc. ........................................................... 1,645 158,825
Blackline, Inc. (a) ....................................................... 1,835 101,787
Calix, Inc. (a) .......................................................... 2,246 102,957
Cohu, Inc. (a) .......................................................... 3,691 127,118
Corsair Gaming, Inc. (a) .................................................. 7,532 109,440
CTS Corp. ............................................................ 3,315 138,368
Digi International, Inc. (a) ................................................. 3,469 93,663
Diodes, Inc. (a) ......................................................... 1,512 119,206
DoubleVerify Holdings, Inc. (a) ............................................. 3,177 88,797
ePlus, Inc. (a) .......................................................... 1,837 116,686

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September 30, 2023
Security Description Shares Value
Extreme Networks, Inc. (a) ................................................ 3,437 $ 83,210
Harmonic, Inc. (a) ....................................................... 7,643 73,602
Insight Enterprises, Inc. (a) ................................................ 1,051 152,920
InterDigital, Inc. ....................................................... 1,517 121,724
Itron, Inc. (a) .......................................................... 1,578 95,595
MaxLinear, Inc. (a) ...................................................... 3,171 70,555
Methode Electronics, Inc. ................................................. 3,890 88,887
MicroStrategy, Inc. (a) .................................................... 153 50,227
N-able, Inc. (a) ......................................................... 9,161 118,177
NCR Corp. (a) ......................................................... 3,955 106,666
NetScout Systems, Inc. (a) ................................................. 4,823 135,140
Onto Innovation, Inc. (a) .................................................. 736 93,855
OSI Systems, Inc. (a) ..................................................... 1,046 123,470
PDF Solutions, Inc. (a) ................................................... 2,961 95,936
Perficient, Inc. (a) ....................................................... 1,468 84,938
Photronics, Inc. (a) ...................................................... 4,605 93,067
Plexus Corp. (a) ........................................................ 1,414 131,474
Progress Software Corp. .................................................. 3,131 164,628
Qualys, Inc. (a) ......................................................... 898 136,990
Rambus, Inc. (a) ........................................................ 1,662 92,723
Rogers Corp. (a) ........................................................ 1,098 144,354
Sanmina Corp. (a) ....................................................... 2,559 138,903
Super Micro Computer, Inc. (a) ............................................. 200 54,844
Teradata Corp. (a) ....................................................... 2,504 112,730
TTM Technologies, Inc. (a) ................................................ 8,337 107,381
Ultra Clean Holdings, Inc. (a) .............................................. 2,912 86,399
Veeco Instruments, Inc. (a) ................................................. 4,551 127,929
Viavi Solutions, Inc. (a) ................................................... 15,585 142,447
Vishay Intertechnology, Inc. ............................................... 4,807 118,829
Vontier Corp. .......................................................... 5,251 162,361
5,378,349
Materials (5.1%):
Alpha Metallurgical Resources, Inc. .......................................... 512 132,982
Avient Corp. .......................................................... 3,222 113,801
Balchem Corp. ......................................................... 1,226 152,073
Cabot Corp. ........................................................... 2,004 138,817
Carpenter Technology Corp. ............................................... 1,639 110,157
Compass Minerals International, Inc. ......................................... 3,569 99,754
Ecovyst, Inc. (a) ........................................................ 12,276 120,796
Greif, Inc. , Class A ...................................................... 2,241 149,721
H.B. Fuller Co. ........................................................ 2,206 151,354
Ingevity Corp. (a) ....................................................... 2,014 95,887
Innospec, Inc. ......................................................... 1,671 170,776
Kaiser Aluminum Corp. .................................................. 1,339 100,773
Materion Corp. ........................................................ 901 91,821
Minerals Technologies, Inc. ................................................ 2,338 128,029
NewMarket Corp. ...................................................... 430 195,667
O-I Glass, Inc. (a) ....................................................... 5,724 95,762
Orion SA ............................................................. 5,214 110,954
Quaker Chemical Corp. .................................................. 679 108,640
Sensient Technologies Corp. ............................................... 2,873 168,013
Stepan Co. ............................................................ 1,880 140,944
Summit Materials, Inc. , Class A (a) .......................................... 3,857 120,107
Sylvamo Corp. ......................................................... 2,837 124,658
Warrior Met Coal, Inc. ................................................... 2,637 134,698
Worthington Industries, Inc. ............................................... 1,598 98,788
3,054,972
Real Estate (1.1%):
eXp World Holdings, Inc. ................................................. 3,608 58,594
Howard Hughes Holdings, Inc. (a) ........................................... 1,979 146,703
Kennedy-Wilson Holdings, Inc. ............................................. 8,344 122,991
Marcus & Millichap, Inc. ................................................. 4,485 131,590

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Newmark Group, Inc. , Class A ............................................. 14,082 $ 90,547
The St. Joe Co. ........................................................ 2,177 118,276
668,701
Utilities (4.6%):
ALLETE, Inc. ......................................................... 3,808 201,062
American States Water Co. ................................................ 2,261 177,896
Avista Corp. .......................................................... 6,013 194,641
California Water Service Group ............................................. 3,685 174,337
Chesapeake Utilities Corp. ................................................ 2,002 195,696
Clearway Energy, Inc. , Class C ............................................. 7,656 162,001
MGE Energy, Inc. ...................................................... 2,780 190,458
Middlesex Water Co. .................................................... 2,212 146,545
Northwest Natural Holding Co. ............................................. 5,184 197,821
Northwestern Energy Group, Inc. ........................................... 4,622 222,133
ONE Gas, Inc. ......................................................... 2,732 186,541
Otter Tail Corp. ........................................................ 1,757 133,391
Portland General Electric Co. .............................................. 4,765 192,887
SJW Group ........................................................... 2,923 175,702
Spire, Inc. ............................................................ 3,652 206,630
2,757,741
Total Common Stocks (Cost $62,682,261) 59,996,168
Investment Companies (0.3%)
Federated Hermes Treasury Obligations Fund , 5 .22% (d) ........................... 175,376 175,376
Total Investment Companies (Cost $175,376) 175,376
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (d) ........ 84,108 84,108
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (d) ............ 84,108 84,108
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (d) ............... 84,108 84,108
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (d) . 84,108 84,108
Total Collateral for Securities Loaned (Cost $336,432) 336,432
Total Investments (Cost $63,194,069) — 100.5% 60,507,976
Liabilities in excess of other assets — (0.5)% (285,066)
NET ASSETS - 100.00% $ 60,222,910
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Affiliated security.
(d) Rate disclosed is the daily yield on September 30, 2023.
PLC
—
Public Limited Company

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Schedule of Portfolio Investments — continued
September 30, 2023
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 2 12/15/23 $ 187,253 $ 179,860 $ (7,393)
Total unrealized appreciation $ —
Total unrealized depreciation (7,393)
Total net unrealized appreciation (depreciation) $ (7,393)
Fair Value
6/30/2023
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
9/30/2023
Dividend
Income
Victory Capital Holdings,
Inc. ............. $ 37,154 $ 133,376 $ (21,065) $ 10,838 $ — $ (7,906) $ 152,397 $ 1,355

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September 30, 2023
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Security Description Shares Value
Common Stocks (98.2%)
Australia (5.6%):
Communication Services (0.5%):
REA Group Ltd. ........................................................ 806 $ 79,953
Telstra Group Ltd. ...................................................... 62,261 154,083
234,036
Consumer Discretionary (0.5%):
Aristocrat Leisure Ltd. ................................................... 3,694 96,999
Wesfarmers Ltd. ........................................................ 3,518 119,536
216,535
Consumer Staples (0.6%):
Coles Group Ltd. ....................................................... 13,376 133,787
Woolworths Group Ltd. .................................................. 5,703 136,811
270,598
Energy (0.4%):
Santos Ltd. ........................................................... 19,513 99,090
Woodside Energy Group Ltd. .............................................. 3,401 79,773
178,863
Financials (1.9%):
ANZ Group Holdings Ltd. ................................................ 7,215 119,006
Commonwealth Bank of Australia ........................................... 1,873 120,361
Insurance Australia Group Ltd. ............................................. 26,341 96,174
Macquarie Group Ltd. ................................................... 882 95,095
National Australia Bank Ltd. ............................................... 5,671 105,970
QBE Insurance Group Ltd. ................................................ 9,891 99,883
Suncorp Group Ltd. ..................................................... 12,159 109,187
Westpac Banking Corp. .................................................. 8,377 113,887
859,563
Health Care (0.6%):
Cochlear Ltd. .......................................................... 572 93,877
CSL Ltd. ............................................................. 681 109,787
Sonic Healthcare Ltd. .................................................... 4,029 77,177
280,841
Industrials (0.4%):
Brambles Ltd. ......................................................... 12,697 116,875
Computershare Ltd. ..................................................... 5,087 84,887
201,762
Information Technology (0.1%):
WiseTech Global Ltd. .................................................... 1,206 50,428
Materials (0.6%):
BHP Group Ltd. ........................................................ 3,230 91,874
Fortescue Metals Group Ltd. ............................................... 4,878 65,596
Rio Tinto Ltd. ......................................................... 1,258 91,822
249,292
2,541,918
Austria (0.5%):
Energy (0.2%):
OMV AG ............................................................ 1,584 75,886
Financials (0.1%):
Erste Group Bank AG .................................................... 2,152 74,662
Utilities (0.2%):
Verbund AG .......................................................... 928 75,586
226,134

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Belgium (1.1%):
Consumer Staples (0.3%):
Anheuser-Busch InBev SA ................................................ 2,099 $ 116,512
Financials (0.4%):
Groupe Bruxelles Lambert SA .............................................. 1,552 115,763
KBC Group NV ........................................................ 1,251 78,209
193,972
Health Care (0.2%):
UCB SA ............................................................. 1,116 91,476
Materials (0.2%):
Solvay SA, Class A ..................................................... 756 83,793
485,753
Canada (12.2%):
Communication Services (0.8%):
BCE, Inc. ............................................................ 3,986 152,179
Rogers Communications, Inc., Class B ........................................ 2,711 104,100
TELUS Corp.(a) ....................................................... 7,644 124,839
381,118
Consumer Discretionary (0.7%):
Dollarama, Inc. ........................................................ 2,030 139,877
Magna International, Inc. ................................................. 1,045 56,009
Restaurant Brands International, Inc. ......................................... 1,862 124,010
319,896
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc. ............................................. 2,191 111,284
George Weston Ltd. ..................................................... 1,177 130,544
Loblaw Cos. Ltd. ....................................................... 1,519 129,072
Metro, Inc. ........................................................... 3,082 160,080
530,980
Energy (1.8%):
ARC Resources Ltd. ..................................................... 4,194 66,951
Cameco Corp. ......................................................... 1,873 74,321
Canadian Natural Resources Ltd. ............................................ 1,162 75,156
Cenovus Energy, Inc. .................................................... 2,998 62,428
Enbridge, Inc. ......................................................... 3,713 123,165
Imperial Oil Ltd.(a) ..................................................... 1,322 81,436
Pembina Pipeline Corp. .................................................. 3,858 116,016
Suncor Energy, Inc. ..................................................... 2,256 77,592
TC Energy Corp. ....................................................... 2,528 86,947
Tourmaline Oil Corp. .................................................... 1,250 62,910
826,922
Financials (3.8%):
Bank of Montreal ....................................................... 1,498 126,383
Brookfield Asset Management Ltd., Class A .................................... 2,169 72,284
Brookfield Corp. ....................................................... 2,230 69,736
Canadian Imperial Bank of Commerce ........................................ 3,011 116,241
Fairfax Financial Holdings Ltd. ............................................. 115 93,887
Great-West Lifeco, Inc.(a) ................................................. 5,708 163,326
Intact Financial Corp. .................................................... 1,017 148,285
Manulife Financial Corp. ................................................. 6,629 121,148
National Bank of Canada ................................................. 1,758 116,799
Power Corp. of Canada(a) ................................................. 5,465 139,150
Royal Bank of Canada ................................................... 1,675 146,398
Sun Life Financial, Inc. .................................................. 3,259 159,027
The Bank of Nova Scotia ................................................. 2,642 118,434

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
The Toronto-Dominion Bank(a) ............................................. 1,967 $ 118,518
1,709,616
Industrials (1.4%):
Canadian National Railway Co. ............................................. 1,115 120,761
Canadian Pacific Kansas City Ltd. ........................................... 1,327 98,648
TFI International, Inc. .................................................... 497 63,837
Thomson Reuters Corp. .................................................. 882 107,910
Waste Connections, Inc. .................................................. 1,009 135,492
WSP Global, Inc. ....................................................... 779 109,958
636,606
Information Technology (0.6%):
CGI, Inc.(b) ........................................................... 1,175 115,830
Constellation Software, Inc. ............................................... 49 101,170
Open Text Corp. ........................................................ 1,869 65,603
282,603
Materials (1.0%):
Agnico Eagle Mines Ltd. ................................................. 1,569 71,305
First Quantum Minerals Ltd. ............................................... 1,573 37,168
Franco-Nevada Corp. .................................................... 638 85,184
Ivanhoe Mines Ltd.(b) ................................................... 5,101 43,720
Nutrien Ltd. ........................................................... 1,090 67,321
Teck Resources Ltd., Class B .............................................. 1,212 52,171
Wheaton Precious Metals Corp. ............................................. 1,800 73,055
429,924
Utilities (0.9%):
Emera, Inc. ........................................................... 3,510 122,557
Fortis, Inc. ............................................................ 3,361 127,674
Hydro One Ltd.(c) ...................................................... 5,255 133,803
384,034
5,501,699
Chile (0.1%):
Materials (0.1%):
Antofagasta PLC ....................................................... 3,336 58,154
Denmark (2.0%):
Consumer Discretionary (0.1%):
Pandora A/S .......................................................... 597 61,924
Consumer Staples (0.2%):
Carlsberg A/S, Class B ................................................... 817 103,254
Financials (0.4%):
Danske Bank A/S ....................................................... 3,437 80,087
Tryg A/S ............................................................. 6,127 112,365
192,452
Health Care (0.7%):
Coloplast A/S, Class B ................................................... 876 92,851
Genmab A/S(b) ........................................................ 230 81,784
Novo Nordisk A/S, Class B ................................................ 1,270 115,941
290,576
Industrials (0.3%):
AP Moller - Maersk A/S, Class B ........................................... 32 57,778
DSV A/S ............................................................. 434 81,161
138,939
Materials (0.2%):
Novozymes A/S, B Shares ................................................ 2,229 89,973

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Utilities (0.1%):
Orsted A/S(c) .......................................................... 767 $ 41,878
918,996
Finland (1.6%):
Energy (0.1%):
Neste Oyj(a) .......................................................... 1,746 59,303
Financials (0.4%):
Nordea Bank Abp ....................................................... 8,081 88,875
Sampo Oyj, A Shares .................................................... 2,610 113,065
201,940
Industrials (0.3%):
Kone Oyj, Class B ...................................................... 1,989 83,935
Metso Oyj ............................................................ 6,284 66,123
150,058
Information Technology (0.2%):
Nokia Oyj ............................................................ 20,580 77,623
Materials (0.4%):
Stora Enso Oyj, Class R .................................................. 5,078 63,825
UPM-Kymmene Oyj .................................................... 2,757 94,632
158,457
Utilities (0.2%):
Fortum Oyj(a) ......................................................... 6,021 69,981
717,362
France (8.5%):
Communication Services (0.5%):
Orange SA ............................................................ 11,949 137,177
Publicis Groupe SA ..................................................... 1,096 83,140
220,317
Consumer Discretionary (1.2%):
Accor SA ............................................................ 2,403 81,135
Cie Generale des Etablissements Michelin SCA ................................. 3,046 93,604
Hermes International SCA ................................................ 38 69,486
Kering SA ............................................................ 139 63,462
LVMH Moet Hennessy Louis Vuitton SE ...................................... 96 72,702
Renault SA ........................................................... 1,597 65,628
Sodexo SA ........................................................... 976 100,615
546,632
Consumer Staples (0.9%):
Carrefour SA .......................................................... 4,539 78,138
Danone SA ........................................................... 2,459 135,846
L'Oreal SA ........................................................... 223 92,691
Pernod Ricard SA ....................................................... 561 93,611
400,286
Energy (0.2%):
TotalEnergies SE ....................................................... 1,335 87,934
Financials (1.3%):
Amundi SA(c) ......................................................... 1,367 77,094
AXA SA ............................................................. 3,196 95,206
BNP Paribas SA ........................................................ 1,113 71,099
Credit Agricole SA ...................................................... 7,025 86,827
Edenred .............................................................. 2,152 134,856
Societe Generale SA ..................................................... 2,335 56,883
Worldline SA(b)(c) ...................................................... 2,264 63,781
585,746

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Health Care (0.9%):
BioMerieux ........................................................... 966 $ 93,763
EssilorLuxottica SA ..................................................... 482 84,153
Ipsen SA ............................................................. 732 96,106
Sanofi ............................................................... 1,000 107,275
Sartorius Stedim Biotech ................................................. 173 41,331
422,628
Industrials (2.7%):
Aeroports de Paris ...................................................... 697 82,448
Airbus SE ............................................................ 676 90,740
Bouygues SA .......................................................... 3,320 116,308
Bureau Veritas SA ...................................................... 4,925 122,399
Cie de Saint-Gobain ..................................................... 1,231 74,018
Eiffage SA ............................................................ 1,176 111,934
Getlink SE ............................................................ 7,052 112,640
Legrand SA ........................................................... 1,068 98,561
Safran SA ............................................................ 676 106,218
Schneider Electric SE .................................................... 489 81,147
Thales SA ............................................................ 653 91,877
Vinci SA ............................................................. 1,046 116,124
1,204,414
Information Technology (0.3%):
Capgemini SE ......................................................... 404 70,808
Dassault Systemes SE .................................................... 1,943 72,495
143,303
Materials (0.3%):
Air Liquide SA ........................................................ 662 111,856
Utilities (0.2%):
Veolia Environnement SA ................................................. 3,322 96,326
3,819,442
Germany (5.8%):
Communication Services (0.3%):
Deutsche Telekom AG ................................................... 5,611 117,845
Consumer Discretionary (0.6%):
Bayerische Motoren Werke AG ............................................. 899 91,593
Continental AG ........................................................ 847 59,775
Mercedes-Benz Group AG ................................................ 1,249 86,996
Puma SE ............................................................. 836 51,964
290,328
Consumer Staples (0.3%):
Beiersdorf AG ......................................................... 1,150 148,494
Financials (1.4%):
Allianz SE, Registered Shares .............................................. 480 114,522
Commerzbank AG ...................................................... 4,561 52,023
Deutsche Bank AG, Registered Shares ........................................ 5,645 62,359
Deutsche Boerse AG .................................................... 583 100,887
Hannover Rueck SE ..................................................... 487 107,029
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 285 111,201
Talanx AG ............................................................ 1,552 98,438
646,459
Health Care (0.7%):
Bayer AG, Registered Shares .............................................. 1,658 79,659
Fresenius Medical Care AG & Co. KGaA ...................................... 1,454 62,772
Fresenius SE & Co. KGaA ................................................ 2,469 76,891

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Merck KGaA .......................................................... 449 $ 75,064
294,386
Industrials (1.3%):
Brenntag SE .......................................................... 1,249 97,017
Daimler Truck Holding AG ................................................ 2,355 81,705
Deutsche Lufthansa AG, Registered Shares(b) .................................. 8,422 66,826
Deutsche Post AG ...................................................... 1,895 77,194
Knorr-Bremse AG ...................................................... 1,106 70,360
MTU Aero Engines AG .................................................. 370 67,176
Rheinmetall AG ........................................................ 240 61,879
Siemens AG, Registered Shares ............................................. 559 80,164
602,321
Information Technology (0.3%):
Infineon Technologies AG ................................................. 1,649 54,657
SAP SE .............................................................. 754 97,895
152,552
Materials (0.4%):
HeidelbergCement AG ................................................... 1,125 87,433
Symrise AG ........................................................... 957 91,372
178,805
Utilities (0.5%):
E.ON SE ............................................................. 9,143 108,250
RWE AG ............................................................. 2,647 98,355
206,605
2,637,795
Hong Kong (2.9%):
Consumer Discretionary (0.1%):
Galaxy Entertainment Group Ltd. ........................................... 10,000 60,212
Financials (0.5%):
AIA Group Ltd. ........................................................ 8,282 67,530
Hang Seng Bank Ltd. .................................................... 8,019 99,793
Hong Kong Exchanges & Clearing Ltd. ....................................... 2,033 75,965
243,288
Industrials (0.6%):
CK Hutchison Holdings Ltd. ............................................... 19,151 102,472
MTR Corp. Ltd. ........................................................ 31,395 124,286
Techtronic Industries Co. Ltd. .............................................. 3,942 38,258
265,016
Real Estate (1.0%):
CK Asset Holdings Ltd. .................................................. 19,808 104,343
Henderson Land Development Co. Ltd. ....................................... 30,031 79,193
Sino Land Co. Ltd. ...................................................... 77,167 87,014
Sun Hung Kai Properties Ltd. .............................................. 8,452 90,449
Swire Pacific Ltd., Class A ................................................ 9,431 63,651
424,650
Utilities (0.7%):
China Common Rich Renewable Energy Investments Ltd. (b)(d) ..................... 26,000 664
CLP Holdings Ltd. ...................................................... 14,045 103,938
Hong Kong & China Gas Co. Ltd. ........................................... 143,129 99,798
Power Assets Holdings Ltd. ............................................... 25,893 125,320
329,720
1,322,886

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Ireland (1.1%):
Consumer Staples (0.2%):
Kerry Group PLC ....................................................... 1,186 $ 99,270
Financials (0.3%):
AIB Group PLC ........................................................ 14,395 64,825
Bank of Ireland Group PLC ............................................... 5,926 58,196
123,021
Industrials (0.3%):
Experian PLC ......................................................... 2,792 91,654
Kingspan Group PLC .................................................... 661 49,583
141,237
Materials (0.3%):
CRH PLC ............................................................ 1,548 85,771
Smurfit Kappa Group PLC ................................................ 1,855 61,778
147,549
511,077
Israel (0.5%):
Financials (0.4%):
Bank Hapoalim BM ..................................................... 9,406 83,627
Bank Leumi Le-Israel BM ................................................ 10,111 83,582
167,209
Information Technology (0.1%):
Nice Ltd.(b) ........................................................... 358 60,587
227,796
Italy (3.0%):
Communication Services (0.2%):
Infrastrutture Wireless Italiane SpA(c) ........................................ 8,383 99,827
Consumer Discretionary (0.2%):
Moncler SpA .......................................................... 1,180 68,706
Consumer Staples (0.2%):
Davide Campari-Milano NV ............................................... 8,676 102,399
Energy (0.2%):
Eni SpA ............................................................. 5,709 92,070
Financials (1.0%):
Assicurazioni Generali SpA ............................................... 5,492 112,426
Intesa Sanpaolo SpA ..................................................... 28,804 74,295
Mediobanca Banca di Credito Finanziario SpA .................................. 7,672 101,620
Poste Italiane SpA(c) .................................................... 9,192 96,858
UniCredit SpA ......................................................... 2,315 55,625
440,824
Health Care (0.2%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 1,728 81,671
Industrials (0.3%):
Nexi SpA(b) (c) ........................................................ 10,362 63,400
Prysmian SpA ......................................................... 1,952 78,721
142,121
Utilities (0.7%):
Enel SpA ............................................................. 16,237 99,896
Snam SpA ............................................................ 22,054 103,721
Terna - Rete Elettrica Nazionale ............................................ 14,343 108,075
311,692
1,339,310

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September 30, 2023
Security Description Shares Value
Japan (19.3%):
Communication Services (1.7%):
KDDI Corp. ........................................................... 4,608 $ 141,151
Nexon Co. Ltd. ........................................................ 3,600 64,413
Nintendo Co. Ltd. ...................................................... 2,300 95,897
Nippon Telegraph & Telephone Corp. ........................................ 122,500 144,783
SoftBank Corp. ........................................................ 18,600 210,436
SoftBank Group Corp. ................................................... 1,500 63,596
Z Holdings Corp. ....................................................... 21,630 60,148
780,424
Consumer Discretionary (3.1%):
Bandai Namco Holdings, Inc. .............................................. 4,200 85,507
Bridgestone Corp. ...................................................... 3,200 124,835
Denso Corp. .......................................................... 5,600 89,985
Fast Retailing Co. Ltd. ................................................... 300 65,433
Honda Motor Co. Ltd. ................................................... 8,100 91,180
Nissan Motor Co. Ltd. ................................................... 15,500 68,496
Nitori Holdings Co. Ltd. .................................................. 800 89,466
Oriental Land Co. Ltd. ................................................... 2,600 85,420
Pan Pacific International Holdings Corp. ...................................... 3,800 79,804
Panasonic Holdings Corp. ................................................. 7,300 82,175
Sekisui House Ltd. ...................................................... 6,172 122,969
Shimano, Inc. ......................................................... 440 59,380
Sony Group Corp. ...................................................... 1,000 81,917
Subaru Corp. .......................................................... 4,300 83,629
Suzuki Motor Corp. ..................................................... 2,100 84,551
Toyota Motor Corp. ..................................................... 5,120 91,747
1,386,494
Consumer Staples (2.1%):
Aeon Co. Ltd. ......................................................... 6,100 120,943
Ajinomoto Co., Inc. ..................................................... 1,900 73,294
Asahi Group Holdings Ltd. ................................................ 2,860 106,996
Japan Tobacco, Inc. ..................................................... 6,644 152,961
Kao Corp. ............................................................ 2,918 108,405
Kirin Holdings Co. Ltd. .................................................. 9,800 137,273
Seven & i Holdings Co. Ltd. ............................................... 2,200 86,207
Shiseido Co. Ltd. ....................................................... 1,900 66,758
Unicharm Corp. ........................................................ 2,394 84,772
937,609
Energy (0.1%):
Inpex Corp. ........................................................... 4,500 67,943
Financials (2.3%):
Dai-ichi Life Holdings, Inc. ............................................... 3,588 74,368
Japan Post Holdings Co. Ltd. .............................................. 12,700 101,782
Mitsubishi UFJ Financial Group, Inc. ......................................... 8,800 74,708
Mizuho Financial Group, Inc. .............................................. 5,100 86,729
MS&AD Insurance Group Holdings, Inc. ...................................... 2,600 95,616
Nomura Holdings, Inc. ................................................... 21,500 86,204
ORIX Corp. ........................................................... 5,268 98,471
Resona Holdings, Inc. .................................................... 11,900 65,967
Sompo Holdings, Inc. .................................................... 2,100 90,412
Sumitomo Mitsui Financial Group, Inc. ....................................... 1,784 87,719
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 2,300 86,677
Tokio Marine Holdings, Inc. ............................................... 3,700 85,802
1,034,455
Health Care (2.0%):
Astellas Pharma, Inc. .................................................... 6,052 84,004
Chugai Pharmaceutical Co. Ltd. ............................................ 3,190 98,719
Daiichi Sankyo Co. Ltd. .................................................. 2,000 54,959
Eisai Co. Ltd. .......................................................... 1,054 58,576

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Hoya Corp. ........................................................... 618 $ 63,384
M3, Inc. ............................................................. 3,500 63,619
Olympus Corp. ........................................................ 5,100 66,267
Otsuka Holdings Co., Ltd. ................................................. 2,900 103,117
Shionogi & Co. Ltd. ..................................................... 2,728 122,068
Takeda Pharmaceutical Co. Ltd. ............................................ 4,400 136,665
Terumo Corp. ......................................................... 2,900 76,915
928,293
Industrials (3.8%):
Central Japan Railway Co. ................................................ 5,000 121,637
Daikin Industries Ltd. .................................................... 366 57,501
East Japan Railway Co. .................................................. 2,400 137,411
FANUC Corp. ......................................................... 3,150 82,070
Hitachi Ltd. ........................................................... 1,300 80,695
ITOCHU Corp. ........................................................ 2,400 86,832
Komatsu Ltd. .......................................................... 3,088 83,555
Kubota Corp. .......................................................... 5,504 81,186
Marubeni Corp. ........................................................ 4,500 70,232
Mitsubishi Corp. ....................................................... 1,592 75,946
Mitsubishi Electric Corp. ................................................. 7,652 94,690
Mitsubishi Heavy Industries Ltd. ............................................ 1,200 67,027
Mitsui & Co. Ltd. ....................................................... 1,986 72,079
Nidec Corp. ........................................................... 1,354 62,807
Nippon Yusen KK ...................................................... 2,700 70,220
Recruit Holdings Co. Ltd. ................................................. 2,020 62,309
Secom Co. Ltd. ........................................................ 1,610 109,258
SMC Corp. ........................................................... 114 51,102
Sumitomo Corp. ........................................................ 4,500 89,868
Toyota Industries Corp. ................................................... 1,008 79,435
Toyota Tsusho Corp. ..................................................... 1,200 70,633
1,706,493
Information Technology (2.7%):
Advantest Corp. ........................................................ 1,200 33,578
Canon, Inc. ........................................................... 4,514 108,907
Disco Corp. ........................................................... 200 36,916
FUJIFILM Holdings Corp. ................................................ 1,760 101,981
Fujitsu Ltd. ........................................................... 700 82,452
Keyence Corp. ......................................................... 128 47,544
Kyocera Corp. ......................................................... 2,500 126,941
Lasertec Corp. ......................................................... 300 46,721
Murata Manufacturing Co. Ltd. ............................................. 5,106 93,427
NEC Corp. ........................................................... 1,600 88,459
Nomura Research Institute Ltd. ............................................. 2,974 77,485
NTT Data Corp. ........................................................ 6,708 89,989
Obic Co. Ltd. .......................................................... 600 91,092
Renesas Electronics Corp.(b) .............................................. 3,400 52,006
TDK Corp. ........................................................... 2,100 77,889
Tokyo Electron Ltd. ..................................................... 378 51,709
1,207,096
Materials (0.4%):
Nippon Paint Holdings Co. Ltd. ............................................. 9,190 61,873
Nippon Steel Corp. ...................................................... 3,100 72,718
Shin-Etsu Chemical Co. Ltd. ............................................... 2,550 74,118
208,709
Real Estate (0.9%):
Daiwa House Industry Co. Ltd. ............................................. 4,400 118,230
Mitsubishi Estate Co. Ltd. ................................................. 8,352 109,277
Mitsui Fudosan Co. Ltd. .................................................. 4,078 89,901
Sumitomo Realty & Development Co. Ltd. .................................... 3,100 80,622
398,030

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Utilities (0.2%):
The Kansai Electric Power Co., Inc. .......................................... 5,800 $ 80,642
8,736,188
Luxembourg (0.4%):
Energy (0.1%):
Tenaris SA ............................................................ 3,954 62,634
Health Care (0.1%):
Eurofins Scientific SE .................................................... 1,100 62,211
Materials (0.2%):
ArcelorMittal SA ....................................................... 2,729 68,587
193,432
Netherlands (3.3%):
Communication Services (0.6%):
Koninklijke KPN NV .................................................... 47,770 157,503
Universal Music Group NV ................................................ 3,320 86,792
244,295
Consumer Discretionary (0.1%):
Prosus NV(b) .......................................................... 876 25,855
Consumer Staples (0.7%):
Heineken Holding NV ................................................... 1,498 113,065
Heineken NV .......................................................... 1,164 102,695
Koninklijke Ahold Delhaize NV ............................................ 3,715 112,002
327,762
Financials (0.6%):
ABN AMRO Bank NV(c) ................................................. 4,427 62,896
ASR Nederland NV ..................................................... 2,154 80,879
ING Groep NV ........................................................ 5,238 69,491
NN Group NV ......................................................... 2,143 68,958
282,224
Health Care (0.3%):
QIAGEN NV(b) ....................................................... 3,004 121,528
Industrials (0.5%):
Adyen NV(b)(c) ........................................................ 40 29,840
Randstad NV .......................................................... 1,406 77,852
Wolters Kluwer NV ..................................................... 966 117,076
224,768
Information Technology (0.3%):
ASM International NV ................................................... 108 45,382
ASML Holding NV ..................................................... 101 59,694
BE Semiconductor Industries NV ........................................... 474 46,599
151,675
Materials (0.2%):
Akzo Nobel NV ........................................................ 1,226 88,751
1,466,858
Norway (1.3%):
Communication Services (0.2%):
Telenor ASA .......................................................... 9,356 106,301
Consumer Staples (0.2%):
Mowi ASA ........................................................... 4,772 84,586
Energy (0.3%):
Aker BP ASA ......................................................... 2,535 70,169

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Equinor ASA .......................................................... 2,337 $ 76,740
146,909
Financials (0.2%):
DNB Bank ASA ........................................................ 5,399 108,851
Materials (0.4%):
Norsk Hydro ASA ...................................................... 11,485 72,172
Yara International ASA ................................................... 2,272 86,111
158,283
604,930
Portugal (0.6%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA ............................................... 3,922 88,143
Energy (0.2%):
Galp Energia SGPS SA ................................................... 5,478 81,303
Utilities (0.2%):
EDP - Energias de Portugal SA ............................................. 24,479 101,852
271,298
Singapore (2.3%):
Communication Services (0.3%):
Singapore Telecommunications Ltd. ......................................... 70,400 124,656
Consumer Staples (0.3%):
Wilmar International Ltd. ................................................. 47,962 130,898
Financials (0.9%):
DBS Group Holdings Ltd. ................................................. 5,478 134,836
Oversea-Chinese Banking Corp. Ltd. ......................................... 17,138 160,633
United Overseas Bank Ltd. ................................................ 6,192 129,123
424,592
Industrials (0.6%):
Jardine Cycle & Carriage Ltd. .............................................. 4,200 98,124
Keppel Corp. Ltd. ...................................................... 15,400 76,623
Singapore Airlines Ltd. ................................................... 21,300 100,679
275,426
Real Estate (0.2%):
Capitaland Investment Ltd. ................................................ 40,800 92,544
1,048,116
South Korea (3.1%):
Communication Services (0.3%):
Kakao Corp. .......................................................... 1,755 57,169
NAVER Corp. ......................................................... 358 53,466
110,635
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd. .................................................. 452 80,571
Hyundai Motor Co. ..................................................... 647 91,641
Kia Corp. ............................................................ 1,216 73,364
LG Electronics, Inc. ..................................................... 919 68,727
314,303
Financials (0.9%):
KakaoBank Corp. ....................................................... 2,517 43,560
KB Financial Group, Inc. ................................................. 1,851 75,867
Samsung Fire & Marine Insurance Co. Ltd. .................................... 449 86,692
Samsung Life Insurance Co. Ltd. ............................................ 2,161 112,599

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Shinhan Financial Group Co. Ltd. ........................................... 2,899 $ 76,493
395,211
Health Care (0.1%):
Celltrion, Inc. ......................................................... 614 63,348
Industrials (0.5%):
Ecopro BM Co. Ltd. ..................................................... 116 21,752
LG Corp. ............................................................. 1,311 81,428
Posco International Corp. ................................................. 424 22,438
Samsung C&T Corp. .................................................... 1,482 118,191
243,809
Information Technology (0.3%):
Samsung Electronics Co. Ltd. .............................................. 1,949 98,808
Samsung SDI Co. Ltd. ................................................... 141 53,507
152,315
Materials (0.3%):
Ecopro Co., Ltd. ....................................................... 22 14,692
LG Chem Ltd. ......................................................... 133 48,943
POSCO Future M Co. Ltd. ................................................ 97 25,846
POSCO Holdings, Inc. ................................................... 102 40,446
129,927
1,409,548
Spain (2.6%):
Communication Services (0.2%):
Telefonica SA ......................................................... 23,440 95,843
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA .............................................. 2,585 96,434
Energy (0.2%):
Repsol SA ............................................................ 5,536 91,118
Financials (0.5%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 8,629 70,329
Banco Santander SA ..................................................... 17,452 66,756
CaixaBank SA ......................................................... 18,522 74,129
211,214
Industrials (1.0%):
ACS Actividades de Construccion y Servicios SA ................................ 3,435 123,714
Aena SME SA(c) ....................................................... 594 89,541
Amadeus IT Group SA ................................................... 1,351 81,804
Ferrovial SE .......................................................... 4,223 129,327
424,386
Utilities (0.5%):
Endesa SA ............................................................ 5,143 104,792
Iberdrola SA .......................................................... 12,008 134,490
239,282
1,158,277
Sweden (3.5%):
Consumer Discretionary (0.3%):
Evolution AB(c) ........................................................ 693 70,201
H & M Hennes & Mauritz AB, Class B(a) ..................................... 3,425 48,750
118,951
Consumer Staples (0.2%):
Essity AB, Class B ...................................................... 4,536 97,971
Financials (1.3%):
Industrivarden AB, Class C ................................................ 4,299 113,596

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Investor AB, Class B .................................................... 5,946 $ 114,216
L E Lundbergforetagen AB, Class B ......................................... 2,668 111,635
Skandinaviska Enskilda Banken AB, Class A ................................... 7,409 88,627
Svenska Handelsbanken AB, Class A ......................................... 9,431 84,242
Swedbank AB, Class A ................................................... 4,750 87,546
599,862
Industrials (1.2%):
Alfa Laval AB ......................................................... 2,334 80,307
Assa Abloy AB, Class B .................................................. 4,198 91,555
Atlas Copco AB, Class A ................................................. 5,169 69,688
Epiroc AB, Class A ...................................................... 4,073 77,567
Nibe Industrier AB, Class B ............................................... 7,850 51,605
Sandvik AB ........................................................... 4,346 80,219
Volvo AB, Class B ...................................................... 4,039 83,428
534,369
Information Technology (0.3%):
Hexagon AB, Class B .................................................... 8,954 76,554
Telefonaktiebolaget LM Ericsson, Class B(a) ................................... 13,800 67,383
143,937
Materials (0.2%):
Svenska Cellulosa AB SCA, Class B ......................................... 6,040 82,924
1,578,014
Switzerland (6.8%):
Communication Services (0.3%):
Swisscom AG, Registered Shares ........................................... 251 149,267
Consumer Discretionary (0.3%):
Cie Financiere Richemont SA, Registered Shares ................................ 497 60,828
The Swatch Group AG ................................................... 273 70,227
131,055
Consumer Staples (1.1%):
Barry Callebaut AG, Registered Shares ....................................... 74 117,902
Chocoladefabriken Lindt & Spruengli AG ..................................... 11 122,490
Coca-Cola HBC AG ..................................................... 3,867 106,093
Nestle SA, Registered Shares .............................................. 1,166 132,183
478,668
Financials (1.4%):
Banque Cantonale Vaudoise, Registered Shares ................................. 983 103,177
Julius Baer Group Ltd. ................................................... 1,001 64,385
Partners Group Holding AG ............................................... 59 66,698
Swiss Life Holding AG ................................................... 150 93,695
Swiss Re AG .......................................................... 983 101,318
UBS Group AG ........................................................ 2,423 60,079
Zurich Insurance Group AG ............................................... 254 116,605
605,957
Health Care (1.1%):
Alcon, Inc. ........................................................... 1,165 90,313
Lonza Group AG, Registered Shares ......................................... 134 62,321
Novartis AG, Registered Shares ............................................. 1,059 108,631
Roche Holding AG ...................................................... 474 129,727
Sonova Holding AG ..................................................... 277 65,898
Straumann Holding AG, Class R ............................................ 421 53,919
510,809
Industrials (1.1%):
ABB Ltd., Registered Shares ............................................... 2,562 91,830
Geberit AG, Registered Shares ............................................. 172 86,273
Kuehne + Nagel International AG, Class R ..................................... 285 81,286

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Schindler Holding AG ................................................... 360 $ 71,992
SGS SA, Registered Shares ................................................ 1,352 113,792
VAT Group AG(c) ...................................................... 148 53,209
498,382
Information Technology (0.2%):
Logitech International SA, Class R .......................................... 772 53,385
STMicroelectronics NV .................................................. 1,249 54,113
107,498
Materials (1.3%):
DSM-Firmenich AG ..................................................... 828 70,136
EMS-Chemie Holding AG ................................................ 126 85,781
Givaudan SA, Registered Shares ............................................ 29 94,881
Glencore PLC ......................................................... 11,671 66,902
Holcim AG ........................................................... 1,650 105,985
SIG Group AG ......................................................... 3,425 84,736
Sika AG, Registered Shares ................................................ 264 67,248
575,669
3,057,305
United Kingdom (9.8%):
Communication Services (0.7%):
BT Group PLC ........................................................ 48,677 69,297
Informa PLC .......................................................... 11,282 103,277
Vodafone Group PLC .................................................... 85,971 80,566
WPP PLC ............................................................ 8,759 78,322
331,462
Consumer Discretionary (1.0%):
Burberry Group PLC .................................................... 2,886 67,191
Compass Group PLC .................................................... 5,526 134,823
InterContinental Hotels Group PLC .......................................... 1,381 102,328
JD Sports Fashion PLC ................................................... 30,542 55,775
Next PLC ............................................................ 990 88,114
448,231
Consumer Staples (2.1%):
Associated British Foods PLC .............................................. 4,019 101,389
British American Tobacco PLC ............................................. 3,450 108,457
Diageo PLC ........................................................... 2,964 109,703
Haleon PLC ........................................................... 25,528 106,146
Imperial Brands PLC .................................................... 5,483 111,501
Reckitt Benckiser Group PLC .............................................. 1,888 133,446
Tesco PLC ............................................................ 38,021 122,541
Unilever PLC ......................................................... 3,012 149,251
942,434
Energy (0.4%):
BP PLC .............................................................. 12,143 78,717
Shell PLC ............................................................ 2,962 94,164
172,881
Financials (1.8%):
3i Group PLC ......................................................... 3,435 86,866
Admiral Group PLC ..................................................... 2,353 68,230
Barclays PLC ......................................................... 36,097 69,989
HSBC Holdings PLC .................................................... 12,842 101,030
Legal & General Group PLC ............................................... 29,523 80,134
Lloyds Banking Group PLC ............................................... 177,201 95,913
London Stock Exchange Group PLC ......................................... 1,302 130,781
NatWest Group PLC ..................................................... 27,462 78,961
Prudential PLC ........................................................ 4,895 53,074

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Standard Chartered PLC .................................................. 7,337 $ 67,844
832,822
Health Care (0.7%):
AstraZeneca PLC ....................................................... 736 99,679
GSK PLC ............................................................ 7,052 128,353
Smith & Nephew PLC ................................................... 7,720 96,342
324,374
Industrials (1.6%):
Ashtead Group PLC ..................................................... 1,046 63,826
BAE Systems PLC ...................................................... 8,634 105,095
Bunzl PLC ........................................................... 3,699 132,033
International Consolidated Airlines Group SA(b) ................................ 32,515 58,704
RELX PLC ........................................................... 3,794 128,435
Rentokil Initial PLC ..................................................... 12,338 91,842
Rolls-Royce Holdings PLC(b) .............................................. 14,735 39,707
Spirax-Sarco Engineering PLC ............................................. 687 79,835
Wise PLC, Class A(b) .................................................... 5,575 46,627
746,104
Information Technology (0.5%):
Halma PLC ........................................................... 3,554 84,044
The Sage Group PLC .................................................... 10,005 120,709
204,753
Materials (0.5%):
Anglo American PLC .................................................... 2,259 62,431
Croda International PLC .................................................. 1,051 63,016
Evraz PLC(b)(d)(e) ..................................................... 12,158 6,007
Rio Tinto PLC ......................................................... 1,292 81,548
213,002
Utilities (0.5%):
Centrica PLC .......................................................... 45,915 86,510
National Grid PLC ...................................................... 9,862 117,900
204,410
4,420,473
United States (0.3%):
Industrials (0.2%):
Rb Global, Inc. ........................................................ 1,393 87,225
Utilities (0.1%):
Brookfield Renewable Corp., Class A ......................................... 2,817 67,433
154,658
Total Common Stocks (Cost $44,528,066) 44,407,419
Warrants (0.0%)
Canada (0.0%):
Information Technology (0.0%):
Constellation Software, Inc.(b)(d) ........................................... 61 —
Total Warrants (Cost $–) —
Investment Companies (1.1%)
United States (1.1%):
Federated Hermes Treasury Obligations Fund, 5.22%(f) ........................... 504,656 504,656
Total Investment Companies (Cost $504,656) 504,656
Collateral for Securities Loaned (1.7%)^
United States (1.7%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(f) ........ 193,027 193,027

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Name
Acquisition Date
Cost
Evraz PLC .................................................
3/19/2021
$ 75,288
Security Description Shares Value
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(f) ............ 193,027 $ 193,027
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(f) ................ 193,027 193,027
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(f) . 193,027 193,027
Total Collateral for Securities Loaned (Cost $772,108) 772,108
Total Investments (Cost $45,804,830) — 101.0% 45,684,183
Liabilities in excess of other assets — (1.0)% (449,727)
NET ASSETS - 100.00% $ 45,234,456
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$882,328 and amounted to 2.0% of net assets.
(d) Security was fair valued using significant unobservable inputs as of September 30, 2023.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2023.
(f) Rate disclosed is the daily yield on September 30, 2023.
PLC
—
Public Limited Company

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Schedule of Portfolio Investments — continued
September 30, 2023
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 6 12/15/23 $ 634,419 $ 612,450 $ (21,969)
Total unrealized appreciation $ —
Total unrealized depreciation (21,969)
Total net unrealized appreciation (depreciation) $ (21,969)

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares Nasdaq Next 50 ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.8%)
Communication Services (8.0%):
Baidu, Inc., ADR(a) ..................................................... 12,430 $ 1,669,971
Fox Corp., Class A ...................................................... 23,046 719,035
Fox Corp., Class B ...................................................... 21,403 618,119
Liberty Media Corp.-Liberty Formula One(a) ................................... 18,908 1,177,968
Take-Two Interactive Software, Inc.(a) ........................................ 15,427 2,165,797
Yandex NV, Class A(a)(b)(c) ............................................... 45,921 8,697
6,359,587
Consumer Discretionary (15.1%):
DraftKings, Inc.(a) ...................................................... 42,126 1,240,189
Expedia Group, Inc.(a) ................................................... 12,524 1,290,849
LKQ Corp. ........................................................... 24,312 1,203,687
Pool Corp. ............................................................ 3,545 1,262,375
Rivian Automotive, Inc., Class A(a) .......................................... 85,379 2,073,002
Tractor Supply Co. ...................................................... 9,883 2,006,743
Trip.com Group Ltd., ADR(a) .............................................. 30,385 1,062,563
Ulta Beauty, Inc.(a) ..................................................... 4,470 1,785,542
11,924,950
Consumer Staples (3.3%):
Coca-Cola Europacific Partners PLC ......................................... 41,500 2,592,920
Electronic Equipment, Instruments & Components (4.5%):
CDW Corp. ........................................................... 12,182 2,457,840
Zebra Technologies Corp.(a) ............................................... 4,666 1,103,649
3,561,489
Health Care (19.4%):
Alnylam Pharmaceuticals, Inc.(a) ........................................... 11,357 2,011,325
Argenx SE, ADR(a) ..................................................... 2,703 1,328,876
BioMarin Pharmaceutical, Inc.(a) ........................................... 17,094 1,512,477
Hologic, Inc.(a) ........................................................ 22,251 1,544,219
Horizon Therapeutics PLC(a) .............................................. 20,808 2,407,278
ICON PLC(a) ......................................................... 7,463 1,837,764
Incyte Corp.(a) ......................................................... 20,359 1,176,139
Insulet Corp.(a) ........................................................ 6,345 1,011,964
Royalty Pharma PLC, Class A .............................................. 40,789 1,107,013
Sanofi, ADR .......................................................... 25,620 1,374,257
15,311,312
Industrials (12.0%):
Axon Enterprise, Inc.(a) .................................................. 6,790 1,351,142
Expeditors International of Washington, Inc. .................................... 13,439 1,540,513
Grab Holdings Ltd.(a) ................................................... 344,224 1,218,553
J.B. Hunt Transport Services, Inc. ........................................... 9,388 1,769,826
Nordson Corp. ......................................................... 5,181 1,156,244
SS&C Technologies Holdings, Inc. .......................................... 22,538 1,184,146
United Airlines Holdings, Inc.(a) ............................................ 29,799 1,260,498
9,480,922
IT Services (7.1%):
Akamai Technologies, Inc.(a) .............................................. 13,783 1,468,441
MongoDB, Inc.(a) ...................................................... 6,411 2,217,308
VeriSign, Inc.(a) ........................................................ 9,368 1,897,301
5,583,050
Materials (2.0%):
Steel Dynamics, Inc. ..................................................... 15,047 1,613,339
Semiconductors & Semiconductor Equipment (9.7%):
Entegris, Inc. .......................................................... 13,627 1,279,712
First Solar, Inc.(a) ...................................................... 9,708 1,568,716
Monolithic Power Systems, Inc. ............................................ 4,338 2,004,156

Victory Portfolios II
VictoryShares Nasdaq Next 50 ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Name
Acquisition Date
Cost
Yandex NV, Class A ..........................................
9/9/2020
$ 2,892,222
Security Description Shares Value
Skyworks Solutions, Inc. ................................................. 14,484 $ 1,427,977
Teradyne, Inc. ......................................................... 13,996 1,406,038
7,686,599
Software (12.2%):
Bentley Systems, Inc., Class B ............................................. 25,742 1,291,219
Check Point Software Technologies Ltd.(a) .................................... 10,632 1,417,033
PTC, Inc.(a) ........................................................... 10,795 1,529,436
Roper Technologies, Inc. .................................................. 6,616 3,203,996
Splunk, Inc.(a) ......................................................... 15,237 2,228,411
9,670,095
Technology Hardware, Storage & Peripherals (5.2%):
NetApp, Inc. .......................................................... 18,970 1,439,444
Super Micro Computer, Inc.(a) ............................................. 4,766 1,306,932
Western Digital Corp.(a) .................................................. 29,225 1,333,537
4,079,913
Utilities (1.3%):
Evergy, Inc. ........................................................... 20,868 1,058,008
Total Common Stocks (Cost $81,364,303) 78,922,184
Total Investments (Cost $81,364,303) — 99.8% 78,922,184
Other assets in excess of liabilities — 0.2% 163,954
NET ASSETS - 100.00% $ 79,086,138
At September 30, 2023, the Fund's investments in foreign securities were 15.8% of net assets.
(a) Non-income producing security.
(b) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2023.
(c) Security was fair valued using significant unobservable inputs as of September 30, 2023.
ADR
—
American Depositary Receipt
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
NASDAQ 100 E-Mini Futures ......... 1 12/15/23 $ 307,884 $ 297,330 $ (10,554)
Total unrealized appreciation $ —
Total unrealized depreciation (10,554)
Total net unrealized appreciation (depreciation) $ (10,554)

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Security Description Principal Amount Value
Asset-Backed Securities (24.1%)
ABS Auto (12.6%):
AmeriCredit Automobile Receivables Trust , Series 2021-3 , Class C , 1 .41% , 8/18/27 , Callable
4/18/26 @ 100 ..................................................... $ 500,000 $ 450,551
AmeriCredit Automobile Receivables Trust , Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable
4/18/25 @ 100 ..................................................... 191,000 175,025
ARI Fleet Lease Trust , Series 2022-A , Class C , 4 .17% , 1/15/31 , Callable 12/15/24 @ 100 (a) . 250,000 234,220
ARI Fleet Lease Trust , Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 12/15/24 @ 100 (a) 190,000 182,894
ARI Fleet Lease Trust , Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 12/15/24 @ 100 (a) . 116,000 109,092
ARI Fleet Lease Trust , Series 2021-A , Class A2 , 0 .37% , 3/15/30 , Callable 7/15/24 @ 100 (a) . 18,081 17,938
Avis Budget Rental Car Funding AESOP LLC , Series 2019-2A , Class B , 3 .55% , 9/22/25 ,
Callable 10/20/24 @ 100 (a) ........................................... 100,000 97,675
Avis Budget Rental Car Funding AESOP LLC , Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) .. 500,000 503,618
Avis Budget Rental Car Funding AESOP LLC , Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) . 251,000 245,132
Avis Budget Rental Car Funding AESOP LLC , Series 2023-6A , Class B , 6 .40% , 12/20/29 (a) . 189,000 185,511
CarMax Auto Owner Trust , Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 8/15/25 @ 100 . 79,000 70,652
Carvana Auto Receivables Trust , Series 2021-P4 , Class B , 1 .98% , 2/10/28 , Callable 5/10/27 @
100 ............................................................. 500,000 436,466
Carvana Auto Receivables Trust , Series 2021-N4 , Class D , 2 .30% , 9/11/28 , Callable 12/10/26
@ 100 ........................................................... 875,000 830,183
Chesapeake Funding II LLC , Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 11/15/25 @
100 (a) ........................................................... 96,000 95,113
Chesapeake Funding II LLC , Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 11/15/25 @
100 (a) ........................................................... 57,000 56,201
Chesapeake Funding II LLC , Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 11/15/25 @
100 (a) ........................................................... 64,000 63,312
Chesapeake Funding II LLC , Series 2023-2A , Class C , 6 .15% , 10/15/35 (a) .............. 185,000 184,181
Chesapeake Funding II LLC , Series 2023-2A , Class B , 5 .97% , 10/15/35 (a) .............. 119,000 119,076
Credit Acceptance Auto Loan Trust , Series 2021-4 , Class B , 1 .74% , 12/16/30 , Callable 5/15/25
@ 100 (a) ......................................................... 320,000 298,800
Credit Acceptance Auto Loan Trust , Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable
12/15/26 @ 100 (a) .................................................. 189,000 189,832
Credit Acceptance Auto Loan Trust , Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable
3/15/27 @ 100 (a) ................................................... 118,000 118,547
Credit Acceptance Auto Loan Trust , Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable
3/15/27 @ 100 (a) ................................................... 196,000 199,243
Credit Acceptance Auto Loan Trust , Series 2023-3A , Class A , 6 .39% , 8/15/33 , Callable 3/15/27
@ 100 (a) ......................................................... 125,000 125,098
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 4/15/25 @ 100 256,000 239,744
Drive Auto Receivables Trust , Series 2021-3 , Class C , 1 .47% , 1/15/27 , Callable 6/15/25 @ 100 500,000 484,177
DT Auto Owner Trust , Series 2019-2A , Class E , 4 .46% , 5/15/26 , Callable 10/15/23 @ 100 (a) 276,556 276,393
DT Auto Owner Trust , Series 2020-2A , Class D , 4 .73% , 3/16/26 , Callable 9/15/24 @ 100 (a) . 500,000 493,781
DT Auto Owner Trust , Series 2020-1A , Class E , 3 .48% , 2/16/27 , Callable 8/15/24 @ 100 (a) . 375,000 364,171
Ent Auto Receivables Trust , Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 3/15/28 @
100 (a) ........................................................... 48,794 48,790
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 3/15/28 @
100 (a) ........................................................... 74,472 74,475
Enterprise Fleet Financing LLC , Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 3/20/26
@ 100 (a) ......................................................... 250,000 247,235
Enterprise Fleet Financing LLC , Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @
100 (a) ........................................................... 189,000 187,544
Exeter Automobile Receivables Trust , Series 2019-4A , Class D , 2 .58% , 9/15/25 , Callable
5/15/24 @ 100 (a) ................................................... 95,245 93,759
Exeter Automobile Receivables Trust , Series 2020-1A , Class E , 3 .74% , 1/15/27 , Callable
8/15/24 @ 100 (a) ................................................... 250,000 240,980
Flagship Credit Auto Trust , Series 2018-3 , Class D , 4 .15% , 12/16/24 , Callable 3/15/24 @
100 (a) ........................................................... 63,651 63,478
Flagship Credit Auto Trust , Series 4 , Class C , 1 .96% , 12/15/27 , Callable 2/15/26 @ 100 (a) .. 500,000 464,548
Flagship Credit Auto Trust , Series 2018-4 , Class D , 4 .33% , 12/16/24 , Callable 5/15/24 @
100 (a) ........................................................... 80,281 80,122
Flagship Credit Auto Trust , Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 12/15/24 @
100 (a) ........................................................... 1,265,000 1,197,933
Ford Credit Auto Lease Trust , Series 2023-A , Class C , 5 .54% , 12/15/26 , Callable 8/15/25 @
100 ............................................................. 90,000 88,293

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Ford Credit Auto Lease Trust , Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 3/15/26 @ 100 $ 166,000 $ 165,598
Ford Credit Auto Lease Trust , Series 2022-A , Class B , 3 .81% , 8/15/25 , Callable 10/15/24 @
100 ............................................................. 321,000 314,226
Ford Credit Auto Owner Trust , Series 2021-2 , Class C , 2 .11% , 5/15/34 , Callable 11/15/26 @
100 (a) ........................................................... 500,000 438,019
Ford Credit Auto Owner Trust , Series 2022-1 , Class C , 4 .67% , 11/15/34 , Callable 5/15/27 @
100 (a) ........................................................... 950,000 896,175
Ford Credit Auto Owner Trust , Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 206,000 197,950
Ford Credit Auto Owner Trust , Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 750,000 727,000
Ford Credit Auto Owner Trust , Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 750,000 724,624
Ford Credit Auto Owner Trust , Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @
100 (a) ........................................................... 75,000 73,698
Ford Credit Auto Owner Trust , Series 2023-2 , Class C , 6 .16% , 2/15/36 , Callable 8/15/28 @
100 (a) ........................................................... 50,000 49,263
Ford Credit Auto Owner Trust , Series 2023-2 , Class D , 6 .60% , 2/15/36 , Callable 8/15/28 @
100 (a) ........................................................... 118,711 117,037
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class B , 5 .35% , 3/15/28 ,
Callable 12/15/25 @ 100 (a) ........................................... 313,000 306,066
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 11/15/28 @
100 (a) ........................................................... 19,000 18,815
GLS Auto Receivables Issuer Trust , Series 2019-4A , Class D , 4 .09% , 8/17/26 , Callable 5/15/24
@ 100 (a) ......................................................... 150,000 147,170
GLS Auto Receivables Issuer Trust , Series 2019-2A , Class D , 4 .52% , 2/17/26 , Callable
12/15/23 @ 100 (a) .................................................. 500,000 498,757
GM Financial Automobile Leasing Trust , Series 2022-1 , Class C , 2 .64% , 2/20/26 , Callable
6/20/24 @ 100 ..................................................... 244,000 236,220
GMF Floorplan Owner Revolving Trust , Series 2019-2 , Class C , 3 .30% , 4/15/26 (a) ........ 75,000 73,701
GMF Floorplan Owner Revolving Trust , Series 2023-1 , Class B , 5 .73% , 6/15/28 (a) ........ 200,403 198,598
GTE Auto Receivables Trust , Series 2023-1 , Class C , 5 .88% , 11/15/29 , Callable 5/15/26 @
100 (a) ........................................................... 168,000 165,117
GTE Auto Receivables Trust , Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 5/15/26 @
100 (a) ........................................................... 224,000 218,952
Hertz Vehicle Financing III LLC , Series 2022-1A , Class B , 2 .19% , 6/25/26 , Callable 6/25/25
@ 100 (a) ......................................................... 100,000 93,321
Hertz Vehicle Financing III LLC , Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ........... 261,000 258,202
Hertz Vehicle Financing III LLC , Series 2023-2A , Class B , 6 .49% , 9/25/29 (a) ........... 212,000 209,499
Hertz Vehicle Financing III LLC , Series 2023-2A , Class C , 7 .13% , 9/25/29 (a) ........... 75,000 73,645
Hertz Vehicle Financing III LLC , Series 2023-3A , Class B , 6 .53% , 2/25/28 (a) ........... 38,000 37,951
Hertz Vehicle Financing III LLC , Series 2023-3A , Class A , 5 .94% , 2/25/28 (a) ........... 125,000 124,491
Hertz Vehicle Financing LLC , Series 2022-2A , Class B , 2 .65% , 6/26/28 , Callable 6/25/27 @
100 (a) ........................................................... 1,000,000 874,224
Hertz Vehicle Financing LLC , Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @
100 (a) ........................................................... 700,000 668,771
Hyundai Auto Receivables Trust , Series 2021-C , Class C , 1 .66% , 6/15/28 , Callable 2/15/26 @
100 ............................................................. 500,000 445,962
JPMorgan Chase Bank NA , Series 2021-3 , Class B , 0 .76% , 2/26/29 , Callable 5/25/25 @
100 (a) ........................................................... 91,329 87,331
JPMorgan Chase Bank NA , Series 2021-2 , Class B , 0 .89% , 12/26/28 , Callable 6/25/25 @
100 (a) ........................................................... 52,874 51,346
JPMorgan Chase Bank NA , Series 2020-2 , Class B , 0 .84% , 2/25/28 , Callable 10/25/24 @
100 (a) ........................................................... 95,067 94,151
JPMorgan Chase Bank NA , Series 2020-2 , Class C , 1 .14% , 2/25/28 , Callable 10/25/24 @
100 (a) ........................................................... 29,077 28,791
JPMorgan Chase Bank NA , Series 2021-2 , Class D , 1 .14% , 12/26/28 , Callable 6/25/25 @
100 (a) ........................................................... 235,817 228,788
LAD Auto Receivables Trust , Series 2021-1A , Class B , 1 .94% , 11/16/26 , Callable 8/15/25 @
100 (a) ........................................................... 250,000 239,429
LAD Auto Receivables Trust , Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 8/15/25 @
100 (a) ........................................................... 500,000 471,085
LAD Auto Receivables Trust , Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 5/15/26 @
100 (a) ........................................................... 240,000 236,221

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
LAD Auto Receivables Trust , Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 5/15/26 @
100 (a) ........................................................... $ 226,000 $ 227,942
LAD Auto Receivables Trust , Series 2023-1A , Class C , 6 .18% , 12/15/27 , Callable 5/15/26 @
100 (a) ........................................................... 400,000 396,311
LAD Auto Receivables Trust , Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 11/15/25 @
100 (a) ........................................................... 52,000 51,058
LAD Auto Receivables Trust , Series 2023-2A , Class C , 5 .58% , 9/15/28 , Callable 11/15/25 @
100 (a) ........................................................... 200,000 195,362
LAD Auto Receivables Trust , Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 3/15/26 @
100 (a) ........................................................... 214,000 212,537
LAD Auto Receivables Trust , Series 2023-3A , Class D , 6 .92% , 12/16/30 , Callable 3/15/26 @
100 (a) ........................................................... 114,000 113,586
Navistar Financial Dealer Note Master Owner Trust , Series 2023-1 , Class A , 6 .18% , 8/25/28 (a) 81,433 81,304
OCCU Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 10/15/27
@ 100 (a) ......................................................... 92,500 92,798
OCCU Auto Receivables Trust , Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 10/15/27
@ 100 (a) ......................................................... 329,346 328,883
Oscar U.S. Funding XII LLC , Series 1A , Class A4 , 1 .00% , 4/10/28 , Callable 2/10/25 @ 100 (a) 250,000 234,528
Oscar US Funding XIV LLC , Series 2022-1A , Class A4 , 2 .82% , 4/10/29 , Callable 3/10/26 @
100 (a) ........................................................... 1,000,000 928,686
PenFed Auto Receivables Owner Trust , Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable
2/15/26 @ 100 (a) ................................................... 250,000 243,283
PenFed Auto Receivables Owner Trust , Series 2022-A , Class D , 5 .85% , 6/17/30 , Callable
2/15/26 @ 100 (a) ................................................... 106,000 103,398
Santander Bank Auto Credit Linked Notes , Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable
7/15/27 @ 100 (a) ................................................... 84,372 84,174
Santander Bank Auto Credit Linked Notes , Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable
7/15/27 @ 100 (a) ................................................... 39,262 39,162
Santander Bank Auto Credit-Linked Notes , Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable
11/15/25 @ 100 (a) .................................................. 419,809 414,701
Santander Bank Auto Credit-Linked Notes , Series 2022-A , Class C , 7 .38% , 5/15/32 , Callable
11/15/25 @ 100 (a) .................................................. 419,809 417,193
Santander Bank Auto Credit-Linked Notes , Series 2022-B , Class E , 8 .68% , 8/16/32 , Callable
2/15/26 @ 100 (a) ................................................... 187,860 187,214
Santander Bank Auto Credit-Linked Notes , Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable
11/15/26 @ 100 (a) .................................................. 186,909 188,363
Santander Bank NA , Series 2021-1A , Class C , 3 .27% , 12/15/31 , Callable 7/15/25 @ 100 (a) .. 211,329 207,188
Santander Bank NA , Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 7/15/25 @ 100 (a) .. 225,417 219,718
Santander Consumer Auto Receivables Trust , Series 2020-AA , Class D , 5 .49% , 4/15/26 ,
Callable 11/15/24 @ 100 (a) ........................................... 250,000 249,229
Santander Drive Auto Receivables Trust , Series 2021-4 , Class C , 1 .26% , 2/16/27 , Callable
6/15/25 @ 100 ..................................................... 250,000 242,822
Santander Retail Auto Lease Trust , Series 2020-B , Class C , 1 .18% , 12/20/24 , Callable 2/20/24
@ 100 (a) ......................................................... 250,000 246,874
SFS Auto Receivables Securitization Trust , Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable
12/20/26 @ 100 (a) .................................................. 167,000 163,375
Tesla Auto Lease Trust , Series 2023-A , Class A4 , 5 .94% , 7/20/27 , Callable 9/20/25 @ 100 (a) 50,000 49,797
Tesla Auto Lease Trust , Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 9/20/25 @ 100 (a) . 127,000 126,301
Tesla Auto Lease Trust , Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) 87,000 87,002
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 9/20/25 @
100 (a) ........................................................... 100,000 98,459
United Auto Credit Securitization Trust , Series 2022-1 , Class C , 2 .61% , 6/10/27 , Callable
11/10/25 @ 100 (a) .................................................. 214,942 213,187
United Auto Credit Securitization Trust , Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable
12/10/26 @ 100 (a) .................................................. 500,000 493,641
Veridian Auto Receivables Trust , Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 2/15/27 @
100 (a) ........................................................... 101,000 99,541
Veridian Auto Receivables Trust , Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 2/15/27 @
100 (a) ........................................................... 220,000 218,665
Westlake Automobile Receivables Trust , Series 2020-1A , Class E , 3 .31% , 10/15/25 , Callable
2/15/24 @ 100 (a) ................................................... 147,000 145,060
Westlake Automobile Receivables Trust , Series 2021-3A , Class C , 1 .58% , 1/15/27 , Callable
6/15/25 @ 100 (a) ................................................... 500,000 477,034

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Wheels Fleet Lease Funding 1 LLC , Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ......... $ 169,000 $ 168,021
27,470,374
ABS Card (3.1%):
CARDS II Trust , Series 2021-1A , Class C , 1 .20% , 4/15/27 (a) ....................... 540,000 522,894
Evergreen Credit Card Trust , Series 2021-1 , Class B , 1 .15% , 10/15/26 (a) ............... 391,000 370,094
Evergreen Credit Card Trust , Series 2021-1 , Class C , 1 .42% , 10/15/26 (a) ............... 319,000 301,379
Evergreen Credit Card Trust , Series 2022-CRT1 , Class B , 5 .61% , 7/15/26 (a) ............. 250,000 247,766
Evergreen Credit Card Trust , Series 2022-CRT1 , Class C , 6 .19% , 7/15/26 (a) ............. 250,000 247,359
Evergreen Credit Card Trust , Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............ 400,000 399,666
Evergreen Credit Card Trust , Series 2022-CRT2 , Class B , 6 .56% , 11/15/26 (a) ............ 250,000 249,906
Evergreen Credit Card Trust , Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) ............. 152,000 151,677
Evergreen Credit Card Trust , Series 2023-CRT3 , Class B , 6 .58% , 2/15/27 (a) ............. 273,000 273,086
Golden Credit Card Trust , Series 2021-1A , Class C , 1 .74% , 8/15/28 (a) ................. 200,000 175,466
Master Credit Card Trust , Series 2022-2A , Class B , 2 .38% , 7/21/28 (a) ................. 500,000 444,494
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 312,000 272,564
Master Credit Card Trust , Series 2021-1A , Class C , 1 .06% , 11/21/25 (a) ................ 1,000,000 961,146
Master Credit Card Trust II , Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) .............. 265,000 264,899
Master Credit Card Trust II , Series 2023-4A , Class B , 6 .56% , 10/21/32 (a) .............. 104,000 103,966
Master Credit Card Trust II , Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ............... 150,000 146,692
Master Credit Card Trust II , Series 2023-2A , Class C , 6 .89% , 1/21/27 (a) ............... 95,000 94,565
Synchrony Card Funding LLC , Series 2022-A1 , Class A , 3 .37% , 4/15/28 , Callable 4/15/25 @
100 ............................................................. 220,000 211,923
Synchrony Card Funding LLC , Series 2023-A1 , Class A , 5 .54% , 7/15/29 ............... 59,000 58,918
Trillium Credit Card TR , Series 2023-3A , Class C , 6 .94% , 8/28/28 (a) ................. 214,000 213,726
Trillium Credit Card Trust II , Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............. 744,000 655,775
Trillium Credit Card Trust II , Series 2023-2A , Class B , 5 .35% , 3/26/33 (a) .............. 100,000 95,208
Trillium Credit Card Trust II , Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) .............. 72,000 68,670
Trillium Credit Card Trust II , Series 2023-3A , Class B , 6 .26% , 8/28/28 (a) .............. 234,000 234,109
6,765,948
ABS Other (8.4%):
Amur Equipment Finance Receivables IX LLC , Series 2021-1A , Class C , 1 .75% , 6/21/27 ,
Callable 11/20/24 @ 100 (a) ........................................... 839,000 792,702
Amur Equipment Finance Receivables IX LLC , Series 2021-1A , Class B , 1 .38% , 2/22/27 ,
Callable 11/20/24 @ 100 (a) ........................................... 110,000 105,502
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 676,000 624,026
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 410,452 405,170
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class C , 6 .36% , 12/20/29 ,
Callable 9/20/27 @ 100 (a) ............................................ 131,151 128,716
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/28 @ 100 (a) ..... 211,000 207,027
CCG Receivables Trust , Series 2021-2 , Class C , 1 .50% , 3/14/29 , Callable 5/14/25 @ 100 (a) . 250,000 231,212
CCG Receivables Trust , Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 6/14/26 @ 100 (a) . 173,174 172,543
Conn's Receivables Funding LLC , Series 2022-A , Class B , 9 .52% , 12/15/26 , Callable 7/15/24
@ 100 (a) ......................................................... 379,115 380,926
Conn's Receivables Funding LLC , Series 2023-A , Class A , 8 .01% , 1/17/28 , Callable 4/15/24
@ 100 (a) ......................................................... 270,909 271,286
DB Master Finance LLC , Series 2021-1A , Class A2II , 2 .49% , 11/20/51 , Callable 11/20/25 @
100 (a) ........................................................... 1,326,375 1,104,745
Dell Equipment Finance Trust , Series 2021-2 , Class C , 0 .94% , 12/22/26 , Callable 2/22/24 @
100 (a) ........................................................... 153,000 149,181
Dell Equipment Finance Trust , Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 2/22/26 @
100 (a) ........................................................... 237,000 236,894
Dell Equipment Finance Trust , Series 2021-1 , Class D , 1 .03% , 11/23/26 , Callable 10/22/23 @
100 (a) ........................................................... 126,000 126,000
Dell Equipment Finance Trust , Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 10/22/25 @
100 (a) ........................................................... 147,446 147,669
Dell Equipment Finance Trust , Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 2/22/26 @
100 (a) ........................................................... 125,000 124,036
Dext ABS LLC , Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 2/15/27 @ 100 (a) ....... 100,000 99,597
Dext ABS LLC , Series 2020-1 , Class C , 3 .03% , 11/15/27 , Callable 9/15/24 @ 100 (a) ...... 120,000 116,821
Diamond Issuer , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) .... 654,000 533,796

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
DLLAA LLC , Series 2023-1A , Class A2 , 5 .93% , 7/20/26 (a) ........................ $ 75,000 $ 74,828
FirstKey Homes Trust , Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) ................ 500,000 445,881
FirstKey Homes Trust , Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) ................ 741,053 655,678
FirstKey Homes Trust , Series 2021-SFR3 , Class D , 2 .79% , 12/17/38 (a) ................ 750,000 663,764
Ford Credit Floorplan Master Owner Trust , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ...... 106,000 103,712
Ford Credit Floorplan Master Owner Trust , Series 2023-1 , Class B , 5 .31% , 5/15/28 (a) ...... 70,000 68,671
Frontier Issuer LLC , Series 2023-1 , Class C , 11 .50% , 8/20/53 , Callable 7/20/26 @ 100 (a) ... 178,067 170,751
Frontier Issuer LLC , Series 2023-1 , Class A2 , 6 .60% , 8/20/53 , Callable 7/20/26 @ 100 (a) ... 593,000 566,838
Frontier Issuer LLC , Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) .... 415,490 394,369
HPEFS Equipment Trust , Series 2021-1A , Class D , 1 .03% , 3/20/31 , Callable 4/20/24 @ 100 (a) 588,000 574,524
HPEFS Equipment Trust , Series 2022-1A , Class D , 2 .40% , 11/20/29 , Callable 4/20/25 @
100 (a) ........................................................... 333,000 309,864
HPEFS Equipment Trust , Series 2022-2A , Class D , 4 .94% , 3/20/30 , Callable 10/20/25 @
100 (a) ........................................................... 1,300,000 1,252,298
HPEFS Equipment Trust , Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 12/20/26 @
100 (a) ........................................................... 150,000 150,259
Kubota Credit Owner Trust , Series 2022-1A , Class A3 , 2 .67% , 10/15/26 , Callable 1/15/26 @
100 (a) ........................................................... 500,000 477,686
M&T Equipment , Series 2023-1A , Class A3 , 5 .74% , 7/15/30 , Callable 8/15/27 @ 100 (a) .... 118,000 116,013
MMAF Equipment Finance LLC , Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) .......... 152,000 149,824
New Economy Assets Phase 1 Sponsor LLC , Series 2021-1 , Class B1 , 2 .41% , 10/20/61 ,
Callable 10/20/24 @ 100 (a) ........................................... 366,000 304,326
New Economy Assets Phase 1 Sponsor LLC , Series 2021-1 , Class A1 , 1 .91% , 10/20/61 ,
Callable 10/20/24 @ 100 (a) ........................................... 677,000 583,775
Pawnee Equipment Receivables LLC , Series 2021-1 , Class B , 1 .82% , 7/15/27 , Callable
8/15/25 @ 100 (a) ................................................... 136,000 126,654
SCF Equipment Leasing LLC , Series 2022-2A , Class D , 6 .50% , 10/20/32 , Callable 10/20/29
@ 100 (a) ......................................................... 329,793 298,590
SCF Equipment Leasing LLC , Series 2022-2A , Class C , 6 .50% , 8/20/32 , Callable 10/20/29 @
100 (a) ........................................................... 196,294 193,759
SCF Equipment Leasing LLC , Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 1/20/26 @
100 (a) ........................................................... 550,000 486,532
SCF Equipment Leasing LLC , Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 12/20/24 @
100 (a) ........................................................... 50,000 48,655
Tricon Residential Trust , Series 2022-SFR2 , Class B , 5 .24% , 7/17/40 , Callable 7/17/28 @
100 (a) ........................................................... 200,000 191,017
Trinity Rail Leasing LLC , Series 2022-1 , Class A , 4 .55% , 5/20/52 , Callable 10/21/24 @ 100 (a) 480,091 437,400
Vantage Data Centers Issuer LLC , Series 2019-1A , Class A2 , 3 .19% , 7/15/44 , Callable
10/15/23 @ 100 (a) .................................................. 144,261 140,216
Vantage Data Centers LLC , Series 2020-2A , Class A2 , 1 .99% , 9/15/45 , Callable 9/15/25 @
100 (a) ........................................................... 453,000 377,524
VB-S1 Issuer LLC , Series 2022-1A , Class C2II , 3 .71% , 2/15/57 , Callable 2/15/30 @ 100 (a) . 1,000,000 776,920
VB-S1 Issuer LLC , Series 2022-1A , Class F , 5 .27% , 2/15/52 , Callable 2/15/26 @ 100 (a) .... 1,500,000 1,245,399
VB-S1 Issuer LLC , Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) ... 300,000 261,300
Verdant Receivables LLC , Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 3/12/27 @
100 (a) ........................................................... 48,000 47,816
Verdant Receivables LLC , Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 3/12/27 @
100 (a) ........................................................... 47,000 46,759
Verizon Master Trust , Series 2021-2 , Class C , 1 .38% , 4/20/28 , Callable 10/20/24 @ 100 .... 500,000 474,577
Verizon Master Trust , Series 2023-2 , Class A , 4 .89% , 4/13/28 , Callable 4/20/25 @ 100 ..... 129,000 127,294
18,301,322
Total Asset-Backed Securities (Cost $55,258,405) 52,537,644
Collateralized Loan Obligations (5.3%)
Cash Flow CLO (5.3%):
720 East CLO Ltd. , Series 2022-1A , Class B , 8 .58% ( TSFR3M + 325 bps ) , 1/20/36 , Callable
1/20/25 @ 100 (a) (b) ................................................. 350,000 351,988
720 East CLO Ltd. , Series 2022-1A , Class D , 11 .48% ( TSFR3M + 615 bps ) , 1/20/36 , Callable
1/20/25 @ 100 (a) (b) ................................................. 500,000 488,147
720 East CLO Ltd. , Series 2023-IA , Class D , 10 .73% ( TSFR3M + 585 bps ) , 4/15/36 , Callable
4/15/25 @ 100 (a) (b) ................................................. 500,000 500,314

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VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
720 East CLO Ltd. , Series 2023-IA , Class B , 7 .38% ( TSFR3M + 250 bps ) , 4/15/36 , Callable
4/15/25 @ 100 (a) (b) ................................................. $ 250,000 $ 250,199
720 East CLO Ltd. , Series 2023-2A , Class D , 10 .55% ( TSFR3M + 515 bps ) , 10/15/36 (a) (b) ... 184,000 184,046
720 East CLO Ltd. , Series 2023-2A , Class A2 , 7 .55% ( TSFR3M + 215 bps ) , 10/15/36 (a) (b) ... 245,000 245,062
AIMCO CLO 17 Ltd. , Series 2022-17A , Class B , 7 .43% ( TSFR3M + 210 bps ) , 7/20/35 , Callable
7/20/24 @ 100 (a) (b) ................................................. 250,000 248,843
Ballyrock CLO 20 Ltd. , Series 2022-20A , Class A2AR ( TSFR3M + 220 bps ) , 7/15/34 (a) (b) (c) . 196,000 196,035
Ballyrock CLO 20 Ltd. , Series 2022-20A , Class A2A , 8 .36% ( TSFR3M + 305 bps ) , 7/15/34 ,
Callable 10/15/23 @ 100 (a) (b) ......................................... 250,000 250,079
Barrow Hanley CLO I Ltd. , Series 2023-1A , Class A1 , 7 .17% ( TSFR3M + 230 bps ) , 4/20/35 ,
Callable 4/20/24 @ 100 (a) (b) .......................................... 400,000 405,972
Barrow Hanley CLO I Ltd. , Series 2023-1A , Class A2 , 7 .52% ( TSFR3M + 265 bps ) , 4/20/35 ,
Callable 4/20/24 @ 100 (a) (b) .......................................... 500,000 506,158
Barrow Hanley CLO I Ltd. , Series 2023-1A , Class C , 8 .87% ( TSFR3M + 400 bps ) , 4/20/35 ,
Callable 4/20/24 @ 100 (a) (b) .......................................... 175,000 179,480
Barrow Hanley CLO I Ltd. , Series 2023-1A , Class D , 11 .03% ( TSFR3M + 616 bps ) , 4/20/35 ,
Callable 4/20/24 @ 100 (a) (b) .......................................... 700,000 698,693
Barrow Hanley CLO II Ltd. , Series 2023-2A , Class C , 8 .84% ( TSFR3M + 350 bps ) , 10/20/35 ,
Callable 10/20/24 @ 100 (a) (b) ......................................... 184,000 181,660
Barrow Hanley CLO II Ltd. , Series 2023-2A , Class D1 , 11 .09% ( TSFR3M + 575 bps ) , 10/20/35 ,
Callable 10/20/24 @ 100 (a) (b) ......................................... 276,000 275,959
Columbia Cent CLO 32 Ltd. , Series 2022-32A , Class BF , 5 .20% , 7/24/34 , Callable 1/24/24 @
100 (a) ........................................................... 250,000 230,814
Dryden 102 CLO Ltd. , Series 2023-102A , Class A2 ( TSFR3M + 200 bps ) , 10/15/36 (a) (b) (c) .. 109,696 109,715
Dryden 109 CLO Ltd. , Series 2022-112A , Class C , 9 .36% ( TSFR3M + 400 bps ) , 8/15/34 ,
Callable 11/15/23 @ 100 (a) (b) ......................................... 250,000 250,144
Eaton Vance CLO Ltd. , Series 2020-2A , Class BR , 7 .27% ( TSFR3M + 196 bps ) , 1/15/35 ,
Callable 1/15/24 @ 100 (a) (b) .......................................... 500,000 489,960
Golub Capital Partners CLO 68B Ltd. , Series 2023-68A , Class B , 8 .20% ( TSFR3M + 280 bps ) ,
7/25/36 , Callable 7/25/25 @ 100 (a) (b) .................................... 155,000 156,023
LCM Ltd. , Series 36A , Class A2 , 6 .97% ( TSFR3M + 166 bps ) , 1/15/34 , Callable 1/15/24 @
100 (a) (b) ......................................................... 750,000 717,414
Oaktree CLO Ltd. , Series 2022-2A , Class B , 8 .06% ( TSFR3M + 275 bps ) , 7/15/33 , Callable
1/15/24 @ 100 (a) (b) ................................................. 500,000 500,162
Oaktree CLO Ltd. , Series 2022-3A , Class C , 9 .46% ( TSFR3M + 415 bps ) , 7/15/35 , Callable
7/15/24 @ 100 (a) (b) ................................................. 250,000 251,753
Oaktree CLO Ltd. , Series 2022-3A , Class B1 , 8 .41% ( TSFR3M + 310 bps ) , 7/15/35 , Callable
7/15/24 @ 100 (a) (b) ................................................. 250,000 250,853
Oaktree CLO Ltd. , Series 2023-1A , Class B , 7 .41% ( TSFR3M + 255 bps ) , 4/15/36 , Callable
4/15/25 @ 100 (a) (b) ................................................. 250,000 249,251
Octagon 68 Ltd. , Series 2023-1A , Class X ( TSFR3M + 130 bps ) , 10/20/36 (a) (b) (c) ......... 297,000 297,000
Palmer Square Loan Funding Ltd. , Series 2023-1A , Class A2 , 7 .76% ( TSFR3M + 250 bps ) ,
7/20/31 , Callable 7/20/24 @ 100 (a) (b) .................................... 378,000 377,811
Stratus CLO Ltd. , Series 2021-3A , Class B , 7 .14% ( TSFR3M + 181 bps ) , 12/29/29 , Callable
10/20/23 @ 100 (a) (b) ................................................ 205,000 201,891
Stratus CLO Ltd. , Series 2022-1A , Class B , 7 .68% ( TSFR3M + 235 bps ) , 7/20/30 , Callable
10/20/23 @ 100 (a) (b) ................................................ 250,000 249,995
Symphony CLO XXIX Ltd. , Series 2021-29A , Class B , 7 .22% ( TSFR3M + 191 bps ) , 1/15/34 ,
Callable 10/15/23 @ 100 (a) (b) ......................................... 500,000 493,119
Trimaran Cavu Ltd. , Series 2021-3A , Class C1 , 8 .04% ( TSFR3M + 273 bps ) , 1/18/35 , Callable
1/18/24 @ 100 (a) (b) ................................................. 750,000 738,950
TSTAT Ltd. , Series 2022-1A , Class A2 , 8 .28% ( TSFR3M + 295 bps ) , 7/20/31 , Callable 10/20/23
@ 100 (a) (b) ....................................................... 250,000 250,066
Venture 46 CLO Ltd. , Series 2022-46A , Class A2F , 5 .02% , 7/20/35 , Callable 7/20/24 @ 100 (a) 475,000 427,812
Venture 47 CLO Ltd. , Series 2023-47A , Class AJ , 7 .63% ( TSFR3M + 230 bps ) , 4/20/36 ,
Callable 4/20/25 @ 100 (a) (b) .......................................... 194,000 194,776
Venture 48 CLO Ltd. , Series 2023-48A , Class B1 , 8 .17% ( TSFR3M + 275 bps ) , 10/20/36 ,
Callable 10/20/25 @ 100 (a) (b) ......................................... 197,000 197,032
11,597,176
Total Collateralized Loan Obligations (Cost $11,700,859) 11,597,176

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Collateralized Mortgage Obligations (10.0%)
Commercial MBS (10.0%):
AOA Mortgage Trust , Series 2021-1177 , Class B , 6 .62% ( TSFR1M + 129 bps ) , 10/15/38 (a) (b) . $ 250,000 $ 215,000
AOA Mortgage Trust , Series 2021-1177 , Class D , 7 .27% ( TSFR1M + 194 bps ) , 10/15/38 (a) (b) . 300,000 250,680
Arbor Multifamily Mortgage Securities Trust , Series 2022-MF4 , Class A5 , 3 .40% , 2/15/55 ,
Callable 2/15/32 @ 100 (a) (d) .......................................... 500,000 416,469
Aventura Mall Trust , Series 2018-AVM , Class D , 4 .25% , 7/5/40 (a) (d) ................. 100,000 81,456
Aventura Mall Trust , Series 2018-AVM , Class A , 4 .25% , 7/5/40 (a) (d) ................. 790,000 710,297
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (d) ................. 100,000 84,524
BAMLL Commercial Mortgage Securities Trust , Series 2015-200P , Class B , 3 .49% , 4/14/33 ,
Callable 4/14/25 @ 100 (a) ............................................ 750,000 688,452
BAMLL Commercial Mortgage Securities Trust , Series 2015-200P , Class D , 3 .72%
( LIBOR01M + 105 bps ) , 4/14/33 , Callable 4/14/25 @ 100 (a) (b) ................... 375,000 334,907
BBCMS Mortgage Trust , Series 2020-BID , Class C , 9 .09% ( TSFR1M + 375 bps ) ,
10/15/37 (a) (b) ..................................................... 550,000 505,095
BBCMS Mortgage Trust , Series 2022-C16 , Class AS , 4 .60% , 6/15/55 , Callable 6/15/32 @
100 (d) ........................................................... 135,135 116,314
Benchmark Mortgage Trust , Series 2020-B19 , Class AS , 2 .15% , 9/15/53 , Callable 10/15/30 @
100 ............................................................. 1,000,000 721,220
Benchmark Mortgage Trust , Series 2022-B36 , Class XA , 0 .81% , 7/15/55 , Callable 6/15/32 @
100 (d) (e) ......................................................... 10,001,000 452,823
BPR Trust , Series 2022-STAR , Class A , 8 .56% ( TSFR1M + 323 bps ) , 8/15/24 (a) (b) ........ 407,215 404,493
BPR Trust , Series 2022-OANA , Class D , 9 .03% ( TSFR1M + 370 bps ) , 4/15/37 (a) (b) ........ 500,000 489,912
BPR Trust , Series 2021-TY , Class D , 7 .80% ( TSFR1M + 246 bps ) , 9/15/38 (a) (b) ........... 500,000 465,918
BPR Trust , Series 2021-TY , Class A , 6 .50% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) ........... 500,000 481,665
BPR Trust , Series 2022-OANA , Class A , 7 .23% ( TSFR1M + 190 bps ) , 4/15/37 (a) (b) ........ 1,000,000 981,859
BX Commercial Mortgage Trust , Series 2019-XL , Class D , 6 .90% ( TSFR1M + 156 bps ) ,
10/15/36 (a) (b) ..................................................... 1,215,500 1,204,686
BX Commercial Mortgage Trust , Series 2021-XL2 , Class B , 6 .44% ( TSFR1M + 111 bps ) ,
10/15/38 (a) (b) ..................................................... 195,483 190,267
BX Commercial Mortgage Trust , Series 2022-CSMO , Class D , 9 .67% ( TSFR1M + 434 bps ) ,
6/15/27 (a) (b) ...................................................... 100,000 99,804
BX Commercial Mortgage Trust , Series 2022-CSMO , Class C , 9 .22% ( TSFR1M + 389 bps ) ,
6/15/27 (a) (b) ...................................................... 500,000 500,238
BX Trust , Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) .......................... 250,000 230,309
BXP Trust , Series 2021-601L , Class C , 2 .87% , 1/15/44 (a) (d) ........................ 250,000 160,157
BXP Trust , Series 2021-601L , Class D , 2 .87% , 1/15/44 (a) (d) ........................ 1,250,000 750,451
BXP Trust , Series 2021-601L , Class B , 2 .87% , 1/15/44 (a) (d) ........................ 500,000 344,185
CAMB Commercial Mortgage Trust , Series 2021-CX2 , Class A , 2 .70% , 11/10/46 , Callable
11/10/31 @ 100 (a) .................................................. 250,000 192,232
Citigroup Commercial Mortgage Trust , Series 2019-SMRT , Class D , 4 .90% , 1/10/36 (a) (d) ... 615,000 612,968
COMM Mortgage Trust , Series 2014- 277P , Class C , 3 .73% , 8/10/49 , Callable 8/10/24 @
100 (a) (d) ......................................................... 333,000 306,481
COMM Mortgage Trust , Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @
100 (a) ........................................................... 200,000 152,389
COMM Mortgage Trust , Series 2014-277P , Class A , 3 .73% , 8/10/49 , Callable 8/10/24 @
100 (a) (d) ......................................................... 1,235,000 1,160,425
CSMC , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) ........................... 302,000 249,873
GS Mortgage Securities Corp. II , Series 2023-SHIP , Class C , 5 .69% , 9/10/38 (a) (d) ........ 118,438 113,031
Hilton USA Trust , Series 2016-HHV , Class B , 4 .33% , 11/5/38 (a) (d) ................... 350,000 325,872
Hilton USA Trust , Series 2016-HHV , Class C , 4 .33% , 11/5/38 (a) (d) ................... 200,000 184,658
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 250,000 234,171
Hudson Yards Mortgage Trust , Series 2019-30HY , Class A , 3 .23% , 7/10/39 (a) ........... 350,000 296,252
Hudson Yards Mortgage Trust , Series 2019-30HY , Class D , 3 .56% , 7/10/39 (a) (d) ......... 115,000 88,359
Hudson Yards Mortgage Trust , Series 2019-55HY , Class A , 3 .04% , 12/10/41 (a) (d) ........ 500,000 410,911
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class A , 3 .95% , 3/15/32 (a) (d) ...... 750,000 572,196
ILPT Commercial Mortgage Trust , Series 2022-LPF2 , Class C , 8 .83% ( TSFR1M + 349 bps ) ,
10/15/39 (a) (b) ..................................................... 100,000 99,011
KNDL Mortgage Trust , Series 2019-KNSQ , Class B , 6 .48% ( TSFR1M + 115 bps ) , 5/15/36 (a) (b) 250,000 248,439
Life Mortgage Trust , Series 2022-BMR2 , Class C , 7 .43% ( TSFR1M + 209 bps ) , 5/15/39 ,
Callable 5/15/24 @ 100 (a) (b) .......................................... 250,000 242,801
Manhattan West Mortgage Trust , Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) .......... 500,000 427,885
MHC Commercial Mortgage Trust , Series 2021-MHC , Class A , 6 .25% ( TSFR1M + 92 bps ) ,
4/15/38 (a) (b) ...................................................... 230,623 227,547

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VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
MHC Commercial Mortgage Trust , Series MHC , Class D , 7 .05% ( TSFR1M + 172 bps ) ,
4/15/38 (a) (b) ...................................................... $ 461,245 $ 452,195
MHP , Series 2022-MHIL , Class D , 6 .95% ( TSFR1M + 161 bps ) , 1/15/27 (a) (b) ............ 485,829 468,799
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class B , 2 .90% , 11/9/43 (a) .......... 500,000 339,178
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class C , 2 .90% , 11/9/43 (a) .......... 750,000 338,767
MTN Commercial Mortgage Trust , Series 2022-LPFL , Class C , 7 .73% ( TSFR1M + 239 bps ) ,
3/15/39 (a) (b) ...................................................... 250,000 244,011
One Bryant Park Trust , Series 2019-OBP , Class A , 2 .52% , 9/15/54 (a) .................. 128,000 101,963
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) ..................... 125,000 97,498
SLG Office Trust , Series 2021-OVA , Class C , 2 .85% , 7/15/41 (a) ..................... 500,000 373,081
SREIT Trust , Series 2021-MFP2 , Class B , 6 .62% ( TSFR1M + 129 bps ) , 11/15/36 (a) (b) ...... 500,000 489,590
SREIT Trust , Series 2021-MFP2 , Class D , 7 .02% ( TSFR1M + 168 bps ) , 11/15/36 (a) (b) ...... 760,000 736,880
SUMIT Mortgage Trust , Series 2022-BVUE , Class D , 2 .99% , 2/12/41 , Callable 2/12/29 @
100 (a) (d) ......................................................... 363,636 230,755
TTAN , Series 2021-MHC , Class C , 6 .80% ( TSFR1M + 146 bps ) , 3/15/38 (a) (b) ............ 601,387 589,422
Wells Fargo Commercial Mortgage Trust , Series 2021-SAVE , Class C , 7 .25%
( TSFR1M + 191 bps ) , 2/15/40 (a) (b) ....................................... 200,000 181,017
Wells Fargo Commercial Mortgage Trust , Series 2021-SAVE , Class B , 6 .90%
( TSFR1M + 156 bps ) , 2/15/40 (a) (b) ....................................... 200,000 185,513
21,855,351
Total Collateralized Mortgage Obligations (Cost $24,949,779) 21,855,351
Senior Secured Loans (2.1%)
Consumer Discretionary (0.4%):
Aramark Services, Inc., U.S. Term B-6 Loan, First Lien , 7 .83% ( SOFR01M + 250 bps ) ,
6/13/30 (b) ........................................................ 31,104 31,026
Carnival Corp., Initial Advance, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 8/8/27 (b) ........ 100,000 99,625
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 9 .08%
( SOFR03M + 375 bps ) , 10/20/27 (b) ....................................... 6,871 7,109
Great Outdoors Group LLC, Term B1, First Lien , 9 .08% ( SOFR01M + 375 bps ) , 3/5/28 (b) ... 241,885 241,065
Hilton Grand Vacations Borrower LLC, Initial Term Loan, First Lien , 8/2/28 (f) ........... 118,867 118,867
Scientific Games International, Inc., Initial Term B Loans, First Lien , 8 .33%
( SOFR01M + 300 bps ) , 4/14/29 (b) ........................................ 246,259 245,951
Sotheby's, 2021 2nd Refin Term Loan, First Lien , 9 .81% ( SOFR03M + 450 bps ) , 1/15/27 (b) ... 241,899 235,549
979,192
Consumer Staples (0.1%):
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien , 8 .80% ( SOFR03M + 350 bps ) ,
10/8/27 (b) ........................................................ 121,419 121,268
Financials (0.8%):
Delta 2 (Lux) S.a.r.l., Term Loan B, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 1/15/30 (b) ..... 500,000 499,499
Gtcr W Merger Sub LLC, Term Loan B, First Lien , 9/20/30 (f) ....................... 200,000 199,854
Hub International Ltd., 2022 Incremental Term Loans, First Lien , 9 .37% ( SOFR03M + 400 bps ) ,
11/10/29 (b) ....................................................... 124,063 124,147
Hub International Ltd., 2022 Incremental Term Loans, First Lien , 9 .37% ( SOFR01M + 400 bps ) ,
11/10/29 (b) ....................................................... 313 313
IRB Holding Corp., Term Loan B, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 12/15/27 (b) ..... 68,099 67,784
Oculus Acquisition Corp., Initial Term Loan, First Lien , 8 .80% ( SOFR03M + 350 bps ) ,
11/8/27 (b) ........................................................ 122,468 121,965
OEG Borrower LLC, Initial Term Loans, First Lien , 10 .41% ( SOFR03M + 500 bps ) , 6/18/29 (b) 496,250 496,250
Whatabrands LLC, Initial Term B Loans, First Lien , 8 .33% ( SOFR01M + 300 bps ) , 7/21/28 (b) . 15,046 14,972
1,524,784
Health Care (0.2%):
Bausch + Lomb Corp., Initial Term Loans, First Lien , 8 .66% ( SOFR03M + 325 bps ) , 5/10/27 (b) 495,000 480,427
Industrials (0.0%):(g)
Janus International Group LLC, Amendment No. 6 Refinancing Term Loan, First Lien , 8 .58%
( SOFR01M + 325 bps ) , 7/25/30 (b) ........................................ 100,000 99,531
Information Technology (0.5%):
Central Parent, Inc., Initial Term Loan, First Lien , 9 .49% ( SOFR03M + 425 bps ) , 7/6/29 (b) ... 248,750 248,616

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
MKS Instruments, Inc., Term Loan B, First Lien , 8/17/29 (f) ........................ $ 250,000 $ 249,766
Open Text Corp., Term Loan B, First Lien , 8 .06% ( SOFR01M + 275 bps ) , 1/31/30 (b) ....... 350,000 349,843
UKG, Inc., Incremental Term Loans, First Lien , 8 .52% ( SOFR03M + 325 bps ) , 5/3/26 (b) ..... 244,392 243,503
1,091,728
Materials (0.1%):
The Chemours Co., Term Loan B, First Lien , 8 .83% ( SOFR01M + 350 bps ) , 8/10/28 (b) ...... 208,197 205,595
Total Senior Secured Loans (Cost $4,460,961) 4,502,525
Corporate Bonds (22.8%)
Communication Services (1.6%):
AT&T, Inc. , 4 .50% , 5/15/35 , Callable 11/15/34 @ 100 ............................ 250,000 213,005
Cable One, Inc. , 4 .00% , 11/15/30 , Callable 11/15/25 @ 102 (a) ....................... 100,000 76,155
Charter Communications Operating LLC , 4 .80% , 3/1/50 , Callable 9/1/49 @ 100 .......... 94,000 65,467
Charter Communications Operating LLC/Charter Communications Operating Capital , 5 .38% ,
4/1/38 , Callable 10/1/37 @ 100 ......................................... 250,000 204,220
DISH Network Corp. , 11 .75% , 11/15/27 , Callable 5/15/25 @ 105.88 (a) ................ 507,000 508,745
Gray Television, Inc. , 4 .75% , 10/15/30 , Callable 10/15/25 @ 102.38 (a) ................ 250,000 165,576
Nexstar Media, Inc. , 4 .75% , 11/1/28 , Callable 11/1/23 @ 102.38 (a) ................... 75,000 62,102
Paramount Global , 4 .20% , 5/19/32 , Callable 2/19/32 @ 100 (h) ...................... 183,000 145,484
T-Mobile USA, Inc. , 3 .50% , 4/15/31 , Callable 4/15/26 @ 101.75 ..................... 403,000 340,382
Verizon Communications, Inc.
2 .55% , 3/21/31 , Callable 12/21/30 @ 100 ................................. 669,000 532,239
2 .88% , 11/20/50 , Callable 5/20/50 @ 100 .................................. 250,000 143,784
Warnermedia Holdings, Inc.
4 .28% , 3/15/32 , Callable 12/15/31 @ 100 (a) ............................... 500,000 424,341
5 .14% , 3/15/52 , Callable 9/15/51 @ 100 .................................. 222,000 164,704
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. , 3 .88% , 2/1/29 , Callable 2/1/24 @
101.94 (a) ......................................................... 250,000 208,317
3,254,521
Consumer Discretionary (1.7%):
Acushnet Co. , 7 .38% , 10/15/28 , Callable 10/15/25 @ 103.69 (a) ...................... 60,000 60,481
Advance Auto Parts, Inc. , 3 .50% , 3/15/32 , Callable 12/15/31 @ 100 ................... 514,000 384,375
AutoNation, Inc. , 3 .85% , 3/1/32 , Callable 12/1/31 @ 100 .......................... 166,000 134,813
Caesars Entertainment, Inc. , 7 .00% , 2/15/30 , Callable 2/15/26 @ 103.5 (a) .............. 246,000 239,243
Carnival Corp.
7 .00% , 8/15/29 , Callable 8/15/26 @ 103.5 (a) ............................... 59,000 58,215
10 .50% , 6/1/30 , Callable 6/1/25 @ 105.25 (a) ............................... 60,000 61,797
Daimler Truck Finance North America LLC , 5 .50% , 9/20/33 (a) ...................... 208,000 197,084
ERAC USA Finance LLC , 4 .90% , 5/1/33 , Callable 2/1/33 @ 100 (a) ................... 192,000 179,926
General Motors Financial Co., Inc. , 5 .70% ( H15T5Y + 500 bps ) , Callable 9/30/30 @ 100 (b) (i) . 120,000 103,244
Group 1 Automotive, Inc. , 4 .00% , 8/15/28 , Callable 11/6/23 @ 102 (a) ................. 100,000 86,705
Kohl's Corp. , 4 .63% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 200,000 134,618
Lithia Motors, Inc. , 4 .38% , 1/15/31 , Callable 10/15/25 @ 102.19 (a) ................... 250,000 206,607
LKQ Corp. , 6 .25% , 6/15/33 , Callable 3/15/33 @ 100 (a) ........................... 140,000 135,415
PulteGroup, Inc. , 6 .00% , 2/15/35 ............................................ 125,000 120,345
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 200,000 149,282
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 500,000 397,186
Sotheby's , 7 .38% , 10/15/27 , Callable 10/16/23 @ 101.84 (a) ......................... 250,000 230,270
Tapestry, Inc. , 3 .05% , 3/15/32 , Callable 12/15/31 @ 100 ........................... 511,000 373,760
Tractor Supply Co. , 1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ......................... 174,000 132,212
3,385,578
Consumer Staples (1.3%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 125,000 94,809
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 1,111,000 623,704
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6 .50% , 2/15/28 , Callable 2/15/25 @ 103.25 (a) .............................. 152,000 150,164
4 .88% , 2/15/30 , Callable 2/15/25 @ 103.66 (a) .............................. 100,000 90,158
Anheuser-Busch InBev Worldwide, Inc. , 3 .75% , 7/15/42 ........................... 250,000 193,218

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Dollar General Corp.
5 .00% , 11/1/32 , Callable 8/1/32 @ 100 ................................... $ 204,000 $ 184,739
5 .45% , 7/5/33 , Callable 4/5/33 @ 100 (h) .................................. 353,000 326,282
Dollar Tree, Inc. , 2 .65% , 12/1/31 , Callable 9/1/31 @ 100 ........................... 500,000 386,705
General Mills, Inc. , 2 .25% , 10/14/31 , Callable 7/14/31 @ 100 ....................... 250,000 194,475
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL , 6 .75% , 3/15/34 , Callable
12/15/33 @ 100 (a) .................................................. 198,000 192,664
Kellogg Co. , 5 .25% , 3/1/33 , Callable 12/1/32 @ 100 .............................. 196,000 186,322
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 128,000 110,801
Walgreens Boots Alliance, Inc. , 4 .10% , 4/15/50 , Callable 10/15/49 @ 100 .............. 92,000 57,147
2,791,188
Energy (0.5%):
Magellan Midstream Partners LP , 5 .15% , 10/15/43 , Callable 4/15/43 @ 100 ............. 195,000 157,912
Plains All American Pipeline LP/PAA Finance Corp. , 3 .80% , 9/15/30 , Callable 6/15/30 @ 100 250,000 214,463
Venture Global Calcasieu Pass LLC , 3 .88% , 11/1/33 , Callable 5/1/33 @ 100 (a) ........... 269,000 208,845
Viper Energy Partners LP , 5 .38% , 11/1/27 , Callable 11/6/23 @ 101.79 (a) ............... 500,000 473,482
1,054,702
Financials (9.0%):
Aon Corp./Aon Global Holdings PLC , 5 .35% , 2/28/33 , Callable 11/28/32 @ 100 ......... 212,000 203,066
Bank of America Corp. , 2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (b) .... 750,000 548,207
Blackstone Holdings Finance Co. LLC , 6 .20% , 4/22/33 , Callable 1/22/33 @ 100 (a) ....... 125,000 123,675
Blackstone Private Credit Fund
2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ................................. 250,000 215,073
3 .25% , 3/15/27 , Callable 2/15/27 @ 100 (a) ................................ 750,000 650,586
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 (a) ................... 1,250,000 933,994
Brookfield Capital Finance LLC , 6 .09% , 6/14/33 , Callable 3/14/33 @ 100 .............. 204,000 197,966
Brown & Brown, Inc. , 4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ..................... 29,000 25,009
Citizens Bank NA , 6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (b) ........ 250,000 241,266
Citizens Bank NA/Providence RI , 4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (b) 287,000 277,533
Citizens Financial Group, Inc. , 2 .64% , 9/30/32 , Callable 7/2/32 @ 100 ................. 500,000 346,216
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 250,000 203,282
Fidelity National Information Services, Inc. , 5 .10% , 7/15/32 , Callable 4/15/32 @ 100 ...... 380,000 358,143
Fifth Third Bancorp
4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (b) (i) ....................... 412,000 371,447
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (b) .................... 412,000 348,295
Global Atlantic Fin Co.
3 .13% , 6/15/31 , Callable 3/15/31 @ 100 (a) ................................ 250,000 178,410
7 .95% , 6/15/33 , Callable 3/15/33 @ 100 (a) ................................ 274,000 263,436
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 500,000 391,982
4 .15% , 8/15/49 , Callable 2/15/49 @ 100 .................................. 474,000 325,703
GTCR W-2 Merger Sub LLC , 7 .50% , 1/15/31 , Callable 1/15/27 @ 103.75 (a) ............ 75,000 75,095
HUB International Ltd. , 7 .25% , 6/15/30 , Callable 6/15/26 @ 103.63 (a) ................ 31,000 30,852
Huntington Bancshares, Inc. , 2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (b) . 500,000 351,590
JPMorgan Chase & Co.
2 .96% ( TSFR3M + 252 bps ) , 5/13/31 , Callable 5/13/30 @ 100 (b) .................. 98,000 80,667
5 .72% ( SOFR + 258 bps ) , 9/14/33 , Callable 9/14/32 @ 100 (b) .................... 250,000 240,625
KeyBank NA , 4 .90% , 8/8/32 ............................................... 347,000 278,602
KeyCorp. , 4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (b) ........ 367,000 305,922
MetLife, Inc. , 9 .25% , 4/8/38 , Callable 4/8/33 @ 100 (a) ............................ 350,000 395,724
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 500,000 392,605
Morgan Stanley
1 .93% ( SOFR + 102 bps ) , 4/28/32 , Callable 4/28/31 @ 100 , MTN (b) ............... 250,000 185,462
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (b) .................... 925,000 675,950
Neptune Bidco US, Inc. , 9 .29% , 4/15/29 , Callable 10/15/25 @ 104.65 (a) ............... 65,000 58,910
New York Life Global Funding , 1 .85% , 8/1/31 (a) ................................ 1,600,000 1,208,831
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... 250,000 246,528
OWL Rock Core Income Corp.
5 .50% , 3/21/25 (a) .................................................. 500,000 483,913
4 .70% , 2/8/27 , Callable 1/8/27 @ 100 (a) .................................. 375,000 340,496
7 .75% , 9/16/27 , Callable 8/16/27 @ 100 (a) ................................ 152,000 150,721
Penske Truck Leasing Co. LP/PTL Finance Corp. , 6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) 189,000 186,209

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (b) (i) ........ $ 149,000 $ 141,631
State Street Corp. , 4 .16% ( SOFR + 173 bps ) , 8/4/33 , Callable 8/4/32 @ 100 (b) ............ 750,000 653,196
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (b) . 500,000 414,909
The Bank of New York Mellon Corp. , 4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (b) (i) 317,000 306,203
The Charles Schwab Corp.
5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (b) (i) ........................ 1,389,000 1,337,856
5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (b) .................... 315,000 299,676
The Huntington National Bank , 5 .50% ( TSFR3M + 535 bps ) , 5/6/30 , Callable 5/6/25 @ 100 (b) 750,000 707,199
The PNC Financial Services Group, Inc. , 4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable
6/6/32 @ 100 (b) .................................................... 536,000 461,729
Truist Financial Corp.
5 .10% ( H15T10Y + 435 bps ) , Callable 3/1/30 @ 100 (b) (i) ....................... 331,000 283,550
4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (b) (i) ........................ 690,875 640,176
U.S. Bancorp , 4 .97% ( SOFR + 211 bps ) , 7/22/33 , Callable 7/22/32 @ 100 (b) ............. 891,000 776,520
United Financial Bancorp, Inc. , 5 .75% , 10/1/24 ................................. 300,000 290,056
Wells Fargo & Co. , 5 .90% , Callable 6/15/24 @ 100 (i) ............................. 1,187,000 1,168,237
Willis North America, Inc. , 5 .35% , 5/15/33 , Callable 2/15/33 @ 100 .................. 573,000 534,449
19,907,378
Health Care (0.7%):
Alcon Finance Corp. , 5 .75% , 12/6/52 , Callable 6/6/52 @ 100 (a) ..................... 250,000 238,425
Amgen, Inc. , 3 .00% , 1/15/52 , Callable 7/15/51 @ 100 ............................. 350,000 211,604
Bio-Rad Laboratories, Inc. , 3 .70% , 3/15/32 , Callable 12/15/31 @ 100 ................. 125,000 105,110
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 343,000 263,756
CVS Health Corp. , 5 .63% , 2/21/53 , Callable 8/21/52 @ 100 ........................ 250,000 223,498
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 55,000 46,080
GE HealthCare Technologies, Inc. , 5 .91% , 11/22/32 , Callable 8/22/32 @ 100 (a) .......... 250,000 247,942
HCA, Inc.
3 .50% , 9/1/30 , Callable 3/1/30 @ 100 .................................... 205,000 173,674
5 .90% , 6/1/53 , Callable 12/1/52 @ 100 ................................... 40,000 35,857
Prestige Brands, Inc. , 3 .75% , 4/1/31 , Callable 4/1/26 @ 101.88 (a) .................... 209,000 168,232
Tenet Healthcare Corp. , 4 .38% , 1/15/30 , Callable 12/1/24 @ 102.19 ................... 50,000 43,066
1,757,244
Industrials (3.5%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 250,000 194,692
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 250,000 195,170
American Airlines Pass Through Trust
4 .95% , 2/15/25 .................................................... 76,500 73,699
3 .70% , 10/15/25 .................................................... 298,659 282,830
American Airlines, Inc./AAdvantage Loyalty IP Ltd. , 5 .75% , 4/20/29 (a) ................ 1,073,000 997,642
Ashtead Capital, Inc. , 2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) .................... 250,000 189,115
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 411,000 329,851
Delta Air Lines Pass Through Trust , 2 .50% , 6/10/28 .............................. 116,628 101,968
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 437,127 415,760
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 62,000 47,246
HEICO Corp. , 5 .35% , 8/1/33 , Callable 5/1/33 @ 100 ............................. 305,000 288,974
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... 125,000 117,634
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 11/6/23 @ 103.25 (a) .......................................... 1,161,563 1,152,907
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 (a) .................... 244,000 234,892
Southwest Airlines Co. , 2 .63% , 2/10/30 , Callable 11/10/29 @ 100 .................... 347,000 285,421
Spirit AeroSystems, Inc. , 9 .38% , 11/30/29 , Callable 11/30/25 @ 104.69 (a) .............. 181,000 184,206
The Boeing Co.
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 250,000 215,509
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 1,257,000 1,138,113
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 444,000 379,418
XPO Escrow Sub LLC , 7 .50% , 11/15/27 , Callable 11/15/24 @ 103.75 (a) ............... 250,000 252,520
XPO, Inc. , 6 .25% , 6/1/28 , Callable 6/1/25 @ 103.13 (a) ............................ 610,000 589,121
7,666,688
Information Technology (1.2%):
Autodesk, Inc. , 2 .40% , 12/15/31 , Callable 9/15/31 @ 100 .......................... 350,000 275,409
Booz Allen Hamilton, Inc. , 5 .95% , 8/4/33 , Callable 5/4/33 @ 100 .................... 119,000 115,664

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Broadcom, Inc.
2 .60% , 2/15/33 , Callable 11/15/32 @ 100 (a) ................................ $ 250,000 $ 186,437
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 (a) ................................ 125,000 99,621
Open Text Holdings, Inc. , 4 .13% , 12/1/31 , Callable 12/1/26 @ 102.06 (a) ............... 153,000 122,095
Oracle Corp.
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 387,000 305,177
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 129,000 83,374
Trimble, Inc. , 6 .10% , 3/15/33 , Callable 12/15/32 @ 100 ........................... 196,000 192,298
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 500,000 402,390
VMware, Inc. , 2 .20% , 8/15/31 , Callable 5/15/31 @ 100 ........................... 500,000 376,385
Western Digital Corp. , 3 .10% , 2/1/32 , Callable 11/1/31 @ 100 ....................... 271,000 198,217
Workday, Inc. , 3 .80% , 4/1/32 , Callable 1/1/32 @ 100 ............................. 125,000 107,118
2,464,185
Materials (1.2%):
Amcor Finance USA, Inc. , 5 .63% , 5/26/33 , Callable 2/26/33 @ 100 ................... 286,000 274,428
Amcor Flexibles North America, Inc. , 2 .69% , 5/25/31 , Callable 2/25/31 @ 100 ........... 750,000 594,661
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 150,000 124,106
Avery Dennison Corp. , 2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................... 41,000 30,796
Eagle Materials, Inc. , 2 .50% , 7/1/31 , Callable 4/1/31 @ 100 ........................ 376,000 293,194
LYB International Finance III LLC , 3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ............. 219,000 148,979
Reliance Steel & Aluminum Co. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 .............. 355,000 277,948
The Dow Chemical Co. , 6 .90% , 5/15/53 , Callable 11/15/52 @ 100 .................... 106,000 111,150
Vulcan Materials Co.
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 610,000 531,405
4 .50% , 6/15/47 , Callable 12/15/46 @ 100 ................................. 449,000 359,302
2,745,969
Real Estate (1.9%):
Alexandria Real Estate Equities, Inc. , 1 .88% , 2/1/33 , Callable 11/1/32 @ 100 ............ 750,000 531,183
American Tower Trust #1 , 5 .49% , 3/15/28 , Callable 3/15/27 @ 100 (a) ................. 260,000 255,878
Boston Properties LP , 2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ....................... 487,000 331,217
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 292,000 225,705
5 .95% , 8/15/34 , Callable 5/15/34 @ 100 .................................. 308,000 290,556
Crown Castle, Inc. , 2 .90% , 4/1/41 , Callable 10/1/40 @ 100 ......................... 264,000 169,188
EPR Properties , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 .......................... 222,000 164,329
GLP Capital LP/GLP Financing II, Inc. , 3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ........ 233,000 180,596
Healthpeak Properties, Inc. , 2 .13% , 12/1/28 , Callable 10/1/28 @ 100 .................. 500,000 419,786
Highwoods Realty, LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ...................... 122,000 87,745
Host Hotels & Resorts LP , 3 .50% , 9/15/30 , Callable 6/15/30 @ 100 ................... 125,000 104,106
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 49,000 32,914
RHP Hotel Properties LP/RHP Finance Corp. , 7 .25% , 7/15/28 , Callable 7/15/25 @ 103.63 (a) 31,000 30,545
SBA Tower Trust
2 .84% , 1/15/25 , Callable 1/15/24 @ 100 (a) ................................ 163,000 156,014
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 211,000 211,551
2 .59% , 10/15/31 (a) .................................................. 500,000 381,656
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 2/15/25 @ 102.06 (a) .... 876,000 741,963
4,314,932
Utilities (0.2%):
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 100,000 74,264
Entergy Corp. , 2 .40% , 6/15/31 , Callable 3/5/31 @ 100 ............................ 125,000 97,573
NRG Energy, Inc. , 7 .00% , 3/15/33 , Callable 12/15/32 @ 100 (a) ...................... 114,000 109,452
The NHP Foundation , 6 .00% , 12/1/33 , Callable 6/1/33 @ 100 ....................... 179,000 183,188
464,477
Total Corporate Bonds (Cost $55,130,228) 49,806,862
Yankee Dollars (5.2%)
Communication Services (0.2%):
Rogers Communications, Inc.
3 .80% , 3/15/32 , Callable 12/15/31 @ 100 (a) ............................... 250,000 207,496

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
4 .55% , 3/15/52 , Callable 9/15/51 @ 100 (a) ................................ $ 250,000 $ 182,748
390,244
Consumer Discretionary (0.2%):
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 200,000 157,140
NCL Corp., Ltd. , 7 .75% , 2/15/29 , Callable 11/15/28 @ 100 (a) ....................... 257,000 238,564
Nissan Motor Co. Ltd. , 4 .81% , 9/17/30 , Callable 6/17/30 @ 100 (a) ................... 97,000 83,981
479,685
Consumer Staples (0.2%):
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 188,000 176,408
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 500,000 381,739
558,147
Financials (3.1%):
1375209 BC Ltd. , 9 .00% , 1/30/28 , Callable 10/16/23 @ 101 (a) ...................... 572,000 566,389
Allianz SE , 6 .35% ( H15T5Y + 323 bps ) , 9/6/53 , Callable 3/6/33 @ 100 (a) (b) ............. 200,000 193,977
Avolon Holdings Funding Ltd. , 2 .75% , 2/21/28 , Callable 12/21/27 @ 100 (a) ............ 190,000 161,002
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 200,000 191,333
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (b) ........ 500,000 372,804
Barclays PLC , 3 .56% ( H15T5Y + 290 bps ) , 9/23/35 , Callable 9/23/30 @ 100 (b) ........... 750,000 579,204
BBVA Bancomer SA , 8 .45% , 6/29/38 , Callable 6/29/33 @ 100 (a) .................... 116,000 114,313
BP Capital Markets PLC , 4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (b) (i) ........ 250,000 238,932
Brookfield Finance I UK PLC/Brookfield Finance, Inc. , 2 .34% , 1/30/32 , Callable 10/30/31 @
100 ............................................................. 123,000 92,101
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 600,000 475,763
Credit Suisse Group AG , 3 .09% ( SOFR + 173 bps ) , 5/14/32 , Callable 5/14/31 @ 100 (a) (b) .... 500,000 395,868
Deutsche Bank AG , 3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (b) .......... 750,000 538,909
HSBC Holdings PLC , 8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (b) ........ 50,000 52,745
ING Groep NV , 6 .11% ( SOFR + 209 bps ) , 9/11/34 , Callable 9/11/33 @ 100 (b) ............ 182,000 176,846
Lloyds Banking Group PLC
3 .75% ( H15T1Y + 180 bps ) , 3/18/28 , Callable 3/18/27 @ 100 (b) .................. 250,000 229,494
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (b) ................. 152,000 157,360
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (b) ...... 250,000 186,313
Mizuho Financial Group, Inc. , 2 .56% , 9/13/31 .................................. 500,000 378,240
nVent Finance Sarl , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ........................ 320,000 297,729
Societe Generale SA
3 .34% ( H15T1Y + 160 bps ) , 1/21/33 , Callable 1/21/32 @ 100 (a) (b) ................ 500,000 385,896
4 .03% ( H15T1Y + 190 bps ) , 1/21/43 , Callable 1/21/42 @ 100 (a) (b) ................ 250,000 157,037
Westpac Banking Corp. , 3 .02% ( H15T5Y + 153 bps ) , 11/18/36 , Callable 11/18/31 @ 100 (b) .. 500,000 370,435
6,312,690
Health Care (0.1%):
STERIS Irish FinCo Unlimited Co. , 2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ........... 400,000 323,827
Industrials (0.2%):
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 182,000 178,220
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. , 8 .00% , 9/20/25 , Callable 10/16/23 @
104 (a) ........................................................... 300,000 299,730
477,950
Information Technology (0.4%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 .... 250,000 193,434
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 144,000 144,279
Seagate HDD Cayman
8 .50% , 7/15/31 , Callable 7/15/26 @ 104.25 (a) .............................. 40,000 40,993
9 .63% , 12/1/32 , Callable 12/1/27 @ 104.81 (a) .............................. 205,450 221,332
SK Hynix, Inc. , 6 .50% , 1/17/33 (a) (h) ......................................... 322,000 314,469
914,507
Materials (0.1%):
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ 250,000 248,279
Yara International ASA , 7 .38% , 11/14/32 , Callable 8/14/32 @ 100 (a) .................. 50,000 52,175
300,454

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Real Estate (0.7%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... $ 2,142,000 $ 1,616,738
Total Yankee Dollars (Cost $13,125,109) 11,374,242
Municipal Bonds (0.4%)
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue , Series A , 4 .48% , 8/1/39 ....................................... 145,000 129,488
Montana (0.1%):
Montana Facility Finance Authority Revenue , 2 .44% , 8/15/31 ....................... 250,000 196,451
New York (0.1%):
New York City Housing Development Corp. Revenue , 3 .76% , 1/1/29 .................. 250,000 227,026
South Carolina (0.1%):
County of Charleston SC Revenue , 1 .92% , 12/1/29 ............................... 250,000 205,522
Tennessee (0.0%):(g)
Metropolitan Government Nashville & Davidson County Sports Authority Revenue , Series D ,
5 .27% , 7/1/35 ..................................................... 75,000 72,710
Total Municipal Bonds (Cost $970,000) 831,197
U.S. Government Mortgage-Backed Agencies (0.1%)
Federal Home Loan Mortgage Corporation
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 271,980 264,461
Total U.S. Government Mortgage-Backed Agencies (Cost $267,957) 264,461
U.S. Government Agency Mortgages (9.6%)
Federal Home Loan Mortgage Corp.
5 .50% , 8/1/38 - 6/1/53 ............................................... 1,038,826 1,010,894
4 .50% , 11/1/42 - 10/1/52 .............................................. 948,880 873,903
5 .00% , 12/1/42 - 6/1/53 .............................................. 2,526,924 2,389,407
4 .00% , 1/1/43 ..................................................... 246,823 223,814
3 .00% , 1/1/52 - 5/1/52 ............................................... 461,778 383,542
3 .50% , 7/1/52 ..................................................... 326,793 281,171
6 .00% , 8/1/53 ..................................................... 452,283 446,620
5,609,351
Federal National Mortgage Association
5 .00% , 12/1/37 - 4/1/53 .............................................. 828,434 799,305
4 .00% , 4/1/38 - 9/1/52 ............................................... 2,742,492 2,463,921
3 .50% , 12/1/42 - 6/1/52 .............................................. 524,190 454,922
2 .50% , 10/1/50 .................................................... 250,109 198,582
3 .00% , 12/1/51 .................................................... 258,278 214,008
4 .50% , 6/1/52 - 9/1/52 ............................................... 1,833,822 1,683,325
5 .50% , 6/1/52 - 10/1/52 .............................................. 1,341,419 1,297,535
6 .00% , 7/1/52 - 9/1/53 ............................................... 739,726 730,888
7,842,486
Government National Mortgage Association
5 .00% , 8/20/38 - 9/20/53 ............................................. 1,250,586 1,192,926
Series 2023-131 , Class P , 5 .50% , 6/20/48 - 9/20/53 ........................... 1,644,488 1,598,421
3 .50% , 6/20/52 .................................................... 200,098 173,726
4 .50% , 9/20/52 - 9/20/53 ............................................. 1,086,518 1,003,324
2 .50% , 6/20/53 .................................................... 524,325 429,378
6 .00% , 7/20/53 - 10/20/53 ............................................. 1,627,285 1,613,338
6 .50% , 9/20/53 - 10/20/53 ............................................. 755,562 761,097
6,772,210

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Federal National Mortgage Association
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. $ 162,062 $ 158,748
Government National Mortgage Association
Series 2023-107 , Class PA , 5 .50% , 1/20/46 - 6/20/48 ......................... 481,071 474,531
474,531
Total U.S. Government Agency Mortgages (Cost $21,853,651) 20,857,326
U.S. Treasury Obligations (20.9%)
U.S. Treasury Bonds
1 .38% , 11/15/40 .................................................... 2,500,000 1,478,906
1 .75% , 8/15/41 .................................................... 14,650,000 9,124,203
3 .38% , 8/15/42 .................................................... 2,275,000 1,844,883
3 .88% , 5/15/43 .................................................... 796,000 692,271
1 .25% , 5/15/50 .................................................... 1,000,000 472,031
2 .00% , 8/15/51 .................................................... 4,250,000 2,453,711
3 .63% , 2/15/53 .................................................... 763,000 631,502
3 .63% , 5/15/53 .................................................... 921,000 762,847
4 .13% , 8/15/53 .................................................... 1,333,000 1,210,531
U.S. Treasury Notes
1 .25% , 8/15/31 .................................................... 75,000 58,617
1 .88% , 2/15/32 .................................................... 10,000,000 8,121,875
2 .75% , 8/15/32 .................................................... 5,020,000 4,347,006
3 .50% , 2/15/33 .................................................... 5,543,000 5,086,569
3 .38% , 5/15/33 .................................................... 5,269,000 4,779,148
3 .88% , 8/15/33 .................................................... 4,819,000 4,553,202
Total U.S. Treasury Obligations (Cost $52,316,304) 45,617,302
Shares
Collateral for Securities Loaned (0.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (j) ........ 182,522 182,522
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (j) ............ 182,522 182,522
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (j) ................ 182,522 182,522
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (j) . 182,522 182,522
Total Collateral for Securities Loaned (Cost $730,088) 730,088
Total Investments (Cost $240,763,341) — 100.8% 219,974,174
Liabilities in excess of other assets — (0.8)% (1,852,395)
NET ASSETS - 100.00% $ 218,121,779
At September 30, 2023, the Fund's investments in foreign securities were 13.1% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$104,432,091 and amounted to 47.9% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2023.
(c) Zero-coupon bond.
(d) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2023.
(e) Security is interest only.
(f) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(g) Amount represents less than 0.05% of net assets.
(h) All or a portion of this security is on loan.
(i) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(j) Rate disclosed is the daily yield on September 30, 2023.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2023.

Victory Portfolios II
VictoryShares Core Plus Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2023.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2023.
LIBOR
—
London Interbank Offered Rate
LIBOR01M
—
1 Month US Dollar LIBOR, rate disclosed as of September 30, 2023, based on the last reset date of the security.
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  September 30, 2023.
SOFR01M
—
1 Month SOFR, rate disclosed as of September 30, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of September 30, 2023.
TSFR1M
—
1 month Term SOFR, rate disclosed as of September 30, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of September 30, 2023.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 59 12/19/23 $ 6,538,610 $ 6,375,688 $ (162,922)
5-Year U.S. Treasury Note Futures ....... 12 12/29/23 1,281,217 1,264,313 (16,904)
U.S. Long Bond Futures .............. 45 12/19/23 5,454,256 5,120,156 (334,100)
$ (513,926)
Total unrealized appreciation $ —
Total unrealized depreciation (513,926)
Total net unrealized appreciation (depreciation) $ (513,926)

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Security Description Principal Amount Value
Corporate Bonds (77.1%)
Communication Services (6.8%):
AT&T, Inc., 3.10%, 2/1/43, Callable 8/1/42 @ 100(a) ............................. $ 2,000,000 $ 1,314,048
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%,
4/1/38, Callable 10/1/37 @ 100 ......................................... 750,000 612,659
Comcast Corp., 2.89%, 11/1/51, Callable 5/1/51 @ 100(b) .......................... 1,000,000 589,500
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100 ............. 500,000 455,479
Paramount Global
3.38%, 2/15/28, Callable 11/15/27 @ 100 .................................. 445,000 385,800
4.20%, 6/1/29, Callable 3/1/29 @ 100 .................................... 750,000 645,387
T-Mobile USA, Inc.
2.55%, 2/15/31, Callable 11/15/30 @ 100 .................................. 1,500,000 1,194,021
2.25%, 11/15/31, Callable 8/15/31 @ 100 .................................. 500,000 380,619
Verizon Communications, Inc.
1.75%, 1/20/31, Callable 10/20/30 @ 100 ................................. 1,000,000 753,390
2.88%, 11/20/50 , Callable 5/20/50 @ 100 .................................. 1,000,000 575,135
Warnermedia Holdings, Inc., 5.05%, 3/15/42, Callable 9/15/41 @ 100(b) ............... 389,000 300,906
7,206,944
Consumer Discretionary (4.6%):
Advance Auto Parts, Inc., 3.50%, 3/15/32 , Callable 12/15/31 @ 100 ................... 250,000 186,953
AutoNation, Inc., 3.85%, 3/1/32, Callable 12/1/31 @ 100 .......................... 500,000 406,062
Brunswick Corp., 4.40%, 9/15/32, Callable 6/15/32 @ 100 ......................... 250,000 202,985
Genuine Parts Co., 2.75%, 2/1/32 , Callable 11/1/31 @ 100 ......................... 167,000 130,024
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100 ............................ 250,000 232,583
Kohl's Corp., 4.63%, 5/1/31, Callable 2/1/31 @ 100 .............................. 250,000 168,272
Lowe's Cos., Inc., 2.80%, 9/15/41 , Callable 3/15/41 @ 100 ......................... 1,000,000 646,188
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100 ................. 250,000 204,484
Mattel, Inc., 3.75%, 4/1/29, Callable 4/1/24 @ 101.88(b) ........................... 250,000 217,562
Newell Brands, Inc., 6.38%, 9/15/27, Callable 6/15/27 @ 100 ....................... 250,000 238,424
Nissan Motor Acceptance Co. LLC, 6.95%, 9/15/26(b) ............................ 250,000 251,683
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100(b) .......................... 750,000 595,779
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100 ..................... 600,000 329,394
Tractor Supply Co.
1.75%, 11/1/30, Callable 8/1/30 @ 100 ................................... 500,000 379,920
5.25%, 5/15/33, Callable 2/15/33 @ 100 .................................. 250,000 235,388
Volkswagen Group of America Finance LLC, 4.60%, 6/8/29, Callable 4/8/29 @ 100(b) ..... 500,000 466,322
4,892,023
Consumer Staples (4.3%):
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/30, Callable 3/1/30 @ 100 .................................... 500,000 445,155
3.75%, 7/15/42 .................................................... 750,000 579,654
BAT Capital Corp., 6.42%, 8/2/33, Callable 5/2/33 @ 100 .......................... 200,000 194,018
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100 ................... 500,000 405,379
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100 ................. 250,000 199,296
Dollar General Corp., 5.20%, 7/5/28, Callable 6/5/28 @ 100 ........................ 250,000 242,056
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100 ....................... 750,000 583,426
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33, Callable 1/1/33
@ 100(b) ......................................................... 250,000 228,126
Keurig Dr Pepper, Inc.
3.95%, 4/15/29, Callable 2/15/29 @ 100 .................................. 250,000 230,520
4.50%, 4/15/52 , Callable 10/15/51 @ 100 ................................. 75,000 58,988
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100 ................... 500,000 380,349
Philip Morris International, Inc., 5.63%, 9/7/33, Callable 6/7/33 @ 100 ................ 500,000 480,959
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100 ............................ 500,000 390,950
Walgreens Boots Alliance, Inc., 4.10%, 4/15/50, Callable 10/15/49 @ 100 .............. 250,000 155,290
4,574,166
Energy (2.9%):
Apache Corp., 4.25%, 1/15/44, Callable 7/15/43 @ 100 ............................ 250,000 161,694
Columbia Pipelines Opco, 6.54%, 11/15/53, Callable 5/15/53 @ 100(b) ................ 200,000 195,384
ConocoPhillips Co., 5.55%, 3/15/54, Callable 9/15/53 @ 100 ....................... 250,000 237,443
DCP Midstream Operating LP, 5 .60%, 4/1/44, Callable 10/1/43 @ 100 ................. 250,000 219,356

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Energy Transfer LP, 6.50% (H15T5Y+569bps), Callable 11/15/26 @ 100(c)(d) ........... $ 250,000 $ 230,218
MPLX LP, 4.70%, 4/15/48, Callable 10/15/47 @ 100 ............................. 500,000 378,919
Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100 ................. 400,000 272,607
Patterson UTI Energy, Inc., 7.15%, 10/1/33, Callable 7/1/33 @ 100 ................... 250,000 251,099
Phillips 66 Co., 4.90%, 10/1/46, Callable 4/1/46 @ 100(b) .......................... 250,000 206,207
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30, Callable 6/15/30 @ 100 500,000 428,925
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 3/1/30, Callable
3/1/25 @ 102.75 ................................................... 250,000 233,798
Western Midstream Operating LP, 5.25%, 2/1/50, Callable 8/1/49 @ 100 ............... 350,000 270,796
3,086,446
Financials (23.4%):
Ally Financial, Inc., 7.10%, 11/15/27, Callable 10/15/27 @ 100 ...................... 278,000 277,567
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(c) ....... 500,000 456,666
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100(b) .................. 500,000 361,270
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 ........................... 250,000 182,859
Bank of America Corp.
4.38% (H15T5Y+276bps), Callable 1/27/27 @ 100(c)(d) ...................... 500,000 421,670
3.42% (TSFR3M+130bps), 12/20/28, Callable 12/20/27 @ 100(c) ................ 1,250,000 1,121,006
2.69% (SOFR+132bps), 4/22/32 , Callable 4/22/31 @ 100(c) .................... 1,750,000 1,372,176
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100(b) .................. 250,000 186,799
BMW U.S. Capital LLC, 3.70%, 4/1/32, Callable 1/1/32 @ 100(b) .................... 250,000 218,308
Capital One Financial Corp., 5.82% (SOFR+260bps), 2/1/34, Callable 2/1/33 @ 100(c) ..... 500,000 452,060
Citizens Bank NA, 6.06% (SOFR+145bps), 10/24/25, Callable 10/24/24 @ 100(c) ........ 250,000 241,266
Citizens Bank NA/Providence RI, 4.12% ( SOFR+140bps), 5/23/25, Callable 5/23/24 @ 100(c) 227,000 219,512
Corebridge Global Funding, 5.75%, 7/2/26(b) ................................... 250,000 247,050
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 ................... 500,000 469,839
F&G Global Funding, 2.00%, 9/20/28(b) ...................................... 250,000 203,282
Fells Point Funding Trust, 3.05%, 1/31/27, Callable 12/31/26 @ 100(b) ................ 750,000 680,025
Fifth Third Bancorp, 4.50% (H15T5Y+422bps), Callable 9/30/25 @ 100(c)(d) ........... 250,000 225,393
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100 ............... 750,000 556,040
Fiserv, Inc., 5.60%, 3/2/33, Callable 12/2/32 @ 100 .............................. 250,000 242,129
Ford Motor Credit Co. LLC, 6.80%, 5/12/28, Callable 4/12/28 @ 100 ................. 250,000 249,641
Glencore Funding LLC, 1.63%, 4/27/26, Callable 3/27/26 @ 100(b) ................... 300,000 270,134
Global Atlantic Fin Co., 3.13%, 6/15/31, Callable 3/15/31 @ 100(b) ................... 250,000 178,410
Global Payments, Inc., 5.40%, 8/15/32 , Callable 5/15/32 @ 100 ...................... 250,000 233,845
Huntington Bancshares, Inc.
4.44% (SOFR+197bps), 8/4/28, Callable 8/4/27 @ 100(c) ...................... 250,000 231,284
2.49% (H15T5Y+117bps), 8/15/36, Callable 8/15/31 @ 100(c) .................. 500,000 351,590
JPMorgan Chase & Co.
4.60% (TSFR3M+313bps), Callable 2/1/25 @ 100(c)(d) ....................... 500,000 468,273
2.95% (SOFR+117bps), 2/24/28, Callable 2/24/27 @ 100(c) .................... 250,000 226,761
2.96% (TSFR3M+252bps), 5/13/31, Callable 5/13/30 @ 100(c) .................. 250,000 205,783
1.95% (SOFR+107bps), 2/4/32, Callable 2/4/31 @ 100(c) ...................... 1,250,000 946,918
3.16% (SOFR+146bps), 4/22/42, Callable 4/22/41 @ 100(c) .................... 500,000 342,395
3.33% (SOFR+158bps), 4/22/52, Callable 4/22/51 @ 100(c) .................... 1,000,000 649,170
KeyBank NA, 3.90%, 4/13/29 .............................................. 500,000 406,099
M&T Bank Corp., 5.05% (SOFR+185bps), 1/27/34, Callable 1/27/33 @ 100(c) .......... 250,000 216,609
MetLife, Inc., 4.13%, 8/13/42 .............................................. 500,000 391,156
Morgan Stanley
1.59% (SOFR+88bps), 5/4/27, Callable 5/4/26 @ 100(c) ....................... 2,250,000 2,003,052
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN(c) ............... 250,000 185,462
2.48% (SOFR+136bps), 9/16/36, Callable 9/16/31 @ 100(c) .................... 250,000 182,689
2.80% (SOFR+143bps), 1/25/52, Callable 1/25/51 @ 100(c) .................... 1,000,000 582,590
New York Life Global Funding, 1.85%, 8/1/31(b) ................................ 500,000 377,759
Northern Trust Corp., 6.13%, 11/2/32, Callable 8/2/32 @ 100 ....................... 500,000 493,057
OWL Rock Core Income Corp., 4.70%, 2/8/27, Callable 1/8/27 @ 100(b) ............... 375,000 340,496
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30, Callable 4/15/30 @ 100(b) 500,000 492,617
Primerica, Inc., 2.80%, 11/19/31 , Callable 8/19/31 @ 100 .......................... 250,000 198,444
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100 .................... 500,000 359,450
Regions Bank, 6.45%, 6/26/37 ............................................. 500,000 465,668
Santander Holdings USA, Inc., 6.57% (SOFR+270bps), 6/12/29, Callable 6/12/28 @ 100(c) . 250,000 243,668
State Street Corp., 5.16% (SOFR+189bps), 5/18/34, Callable 5/18/33 @ 100(c) .......... 250,000 232,372
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100 ........... 250,000 183,400

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
The Allstate Corp., 8.56% (TSFR3M+320bps), 8/15/53, Callable 11/6/23 @ 100(c) ........ $ 500,000 $ 494,343
The Bank of New York Mellon Corp., 4.70% (H15T5Y+436bps), Callable 9/20/25 @ 100(c)
(d) ............................................................. 250,000 241,485
The Charles Schwab Corp.
5.38% (H15T5Y+497bps), Callable 6/1/25 @ 100(c)(d) ....................... 250,000 240,795
5.85% (SOFR+250bps), 5/19/34, Callable 5/19/33 @ 100(c) .................... 150,000 142,703
The Huntington National Bank, 5.65%, 1/10/30, Callable 11/10/29 @ 100 .............. 250,000 234,828
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100 ....... 1,000,000 810,243
Truist Financial Corp.
5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100(c)(d) ...................... 500,000 428,323
1 .89% (SOFR+86bps), 6/7/29, Callable 6/7/28 @ 100, MTN(c) .................. 1,000,000 820,939
US Bancorp, 5.78% (SOFR+202bps), 6/12/29, Callable 6/12/28 @ 100(c) .............. 250,000 243,478
W R Berkley Corp., 3.55%, 3/30/52, Callable 9/30/51 @ 100 ........................ 250,000 159,949
Webster Financial Corp., 4.10%, 3/25/29, Callable 12/25/28 @ 100 ................... 500,000 428,523
Wells Fargo & Co.
5.90%, Callable 6/15/24 @ 100(d) ....................................... 250,000 246,048
2.88% (TSFR3M+143bps), 10/30/30, Callable 10/30/29 @ 100, MTN(c) ........... 250,000 208,081
24,543,447
Health Care (6.2%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 ........................... 500,000 396,010
Amgen, Inc.
1.65%, 8/15/28, Callable 6/15/28 @ 100 .................................. 500,000 420,323
4.20%, 2/22/52 , Callable 8/22/51 @ 100 .................................. 250,000 186,639
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100(a)(b) ................ 250,000 193,610
Bio-Rad Laboratories, Inc., 3.30%, 3/15/27, Callable 2/15/27 @ 100 .................. 250,000 230,511
Bristol-Myers Squibb Co., 2.55%, 11/13/50, Callable 5/13/50 @ 100 .................. 500,000 285,545
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100 .............................. 500,000 465,496
CVS Health Corp., 1.75%, 8/21/30, Callable 5/21/30 @ 100 ........................ 1,500,000 1,152,793
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100 .................... 1,000,000 837,812
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100(b) .. 500,000 363,491
HCA, Inc.
4.38%, 3/15/42 , Callable 9/15/41 @ 100 .................................. 94,000 71,736
5.90%, 6/1/53, Callable 12/1/52 @ 100 ................................... 500,000 448,217
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100 ........................... 500,000 388,036
PerkinElmer, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100 ........................ 500,000 394,082
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100(b) .................. 500,000 426,361
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100(b) ............ 191,000 142,208
6,402,870
Industrials (7.4%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 750,000 584,077
Air Lease Corp., 2.88%, 1/15/32, Callable 10/15/31 @ 100 ......................... 250,000 195,170
Ashtead Capital, Inc., 5.50%, 8/11/32, Callable 5/11/32 @ 100(b) .................... 500,000 461,968
Burlington Northern Santa Fe LLC, 3.90%, 8/1/46, Callable 2/1/46 @ 100 .............. 500,000 374,490
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100 ......................... 700,000 578,299
Carrier Global Corp., 3 .38%, 4/5/40, Callable 10/5/39 @ 100 ....................... 750,000 536,130
Daimler Truck Finance North America LLC, 2.38%, 12/14/28(b) ..................... 350,000 296,923
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b) ......................... 250,000 237,780
FedEx Corp., 4 .05%, 2/15/48, Callable 8/15/47 @ 100 ............................ 250,000 182,538
Fortune Brands Innovations, Inc., 4.00%, 3/25/32, Callable 12/25/31 @ 100 ............. 250,000 213,229
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 ....................... 750,000 571,527
HEICO Corp., 5.25%, 8/1/28, Callable 7/1/28 @ 100 ............................. 250,000 243,933
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100 ........................... 500,000 395,193
Leidos, Inc., 5.75%, 3/15/33, Callable 12/15/32 @ 100 ............................ 250,000 239,099
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100 ...................... 500,000 357,038
Quanta Services, Inc., 2.90%, 10/1/30, Callable 7/1/30 @ 100 ....................... 500,000 407,743
Raytheon Technologies Corp., 4.20%, 12/15/44, Callable 6/15/44 @ 100 ............... 250,000 181,955
Regal Rexnord Corp., 6.40%, 4/15/33, Callable 1/15/33 @ 100(b) .................... 81,000 77,976
Ryder System, Inc., 2.85%, 3/1/27, Callable 2/1/27 @ 100, MTN ..................... 500,000 454,547
The Boeing Co.
3.63%, 2/1/31, Callable 11/1/30 @ 100 ................................... 500,000 431,018
5.81%, 5/1/50, Callable 11/1/49 @ 100 ................................... 500,000 452,711

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
The Timken Co., 4.13%, 4/1/32, Callable 1/1/32 @ 100 ............................ $ 500,000 $ 427,274
7,900,618
Information Technology (6.0%):
Autodesk, Inc., 2 .40%, 12/15/31, Callable 9/15/31 @ 100 .......................... 750,000 590,163
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100(b) ....................... 1,000,000 745,750
Dell International LLC/EMC Corp.
5.75%, 2/1/33, Callable 11/1/32 @ 100 ................................... 40,000 38,883
3.38%, 12/15/41, Callable 6/15/41 @ 100(b) ............................... 500,000 334,827
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100 .............................. 500,000 404,704
Micron Technology, Inc., 5.88%, 2/9/33, Callable 11/9/32 @ 100 ..................... 250,000 238,916
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100 ........................... 250,000 152,225
Oracle Corp.
1.65%, 3/25/26, Callable 2/25/26 @ 100 .................................. 1,000,000 905,466
3.60%, 4/1/50, Callable 10/1/49 @ 100 ................................... 650,000 420,102
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69(b) ........................... 1,000,000 792,597
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100 ..................... 1,000,000 804,778
Western Digital Corp., 2.85%, 2/1/29, Callable 12/1/28 @ 100 ....................... 500,000 400,737
Workday, Inc., 3.70%, 4/1/29, Callable 2/1/29 @ 100 ............................. 500,000 453,445
6,282,593
Materials (4.5%):
Albemarle Corp., 4.65%, 6/1/27, Callable 5/1/27 @ 100 ........................... 250,000 239,555
Amcor Finance USA, Inc., 5.63%, 5/26/33 , Callable 2/26/33 @ 100 ................... 227,000 217,815
AptarGroup, Inc., 3.60%, 3/15/32, Callable 12/15/31 @ 100 ........................ 588,000 486,496
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100 .................... 500,000 375,563
Bayport Polymers LLC, 4.74% , 4/14/27, Callable 3/14/27 @ 100(b) ................... 500,000 462,181
Celanese U.S. Holdings LLC, 6.33%, 7/15/29, Callable 5/15/29 @ 100 ................ 128,000 125,468
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 ........................ 250,000 194,943
Ecolab, Inc., 2.70%, 12/15/51, Callable 6/15/51 @ 100 ............................ 250,000 146,400
LYB International Finance III LLC
5.63%, 5/15/33, Callable 2/15/33 @ 100 .................................. 150,000 144,268
4.20%, 5/1/50, Callable 11/1/49 @ 100 ................................... 500,000 351,926
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100 .................. 750,000 445,770
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100 .............. 500,000 391,477
The Dow Chemical Co., 6.30%, 3/15/33, Callable 12/15/32 @ 100(a) .................. 500,000 515,331
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100 ............................ 750,000 587,170
4,684,363
Real Estate (4.9%):
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32, Callable 2/18/32 @ 100 ........... 1,000,000 727,060
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100 ........................ 500,000 360,917
CBRE Services, Inc.
2.50%, 4/1/31, Callable 1/1/31 @ 100 .................................... 250,000 193,241
5.95%, 8/15/34, Callable 5/15/34 @ 100 .................................. 250,000 235,841
Crown Castle, Inc.
2.25%, 1/15/31, Callable 10/15/30 @ 100 ................................. 250,000 194,069
2.90%, 4/1/41, Callable 10/1/40 @ 100 ................................... 250,000 160,216
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100 ......................... 500,000 461,823
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100 ....................... 500,000 384,207
GLP Capital LP/GLP Financing II, Inc.
5.38%, 4/15/26, Callable 1/15/26 @ 100 .................................. 200,000 194,021
3.25%, 1/15/32, Callable 10/15/31 @ 100 ................................. 117,000 90,685
Highwoods Realty, LP, 2.60%, 2/1/31, Callable 11/1/30 @ 100 ...................... 400,000 287,688
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100 ................... 500,000 416,425
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100 ........................ 650,000 436,609
Physicians Realty LP, 2.63%, 11/1/31, Callable 8/1/31 @ 100 ....................... 250,000 188,654
Retail Opportunity Investments Partnership LP, 6.75%, 10/15/28, Callable 9/15/28 @ 100 ... 250,000 246,526
SBA Tower Trust, 6.60%, 1/15/28 , Callable 1/15/27 @ 100(b) ....................... 210,000 210,549
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100 .................. 250,000 187,529
VICI Properties LP, 4.75%, 2/15/28, Callable 1/15/28 @ 100 ........................ 250,000 233,870
5,209,930

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Utilities (6.1%):
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100 ....................... $ 500,000 $ 304,956
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100 .......................... 250,000 214,518
DTE Electric Co., 3.65%, 3/1/52, Callable 9/1/51 @ 100 ........................... 500,000 350,412
Duke Energy Carolinas LLC, 2.85%, 3/15/32, Callable 12/15/31 @ 100 ................ 250,000 204,025
Duke Energy Florida LLC, 2.40%, 12/15/31, Callable 9/15/31 @ 100 .................. 1,000,000 789,813
Duquesne Light Holdings, Inc., 2.78%, 1/7/32 , Callable 10/7/31 @ 100(b) .............. 250,000 185,660
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100 ............................ 500,000 390,290
Florida Power & Light Co.
3.15%, 10/1/49, Callable 4/1/49 @ 100 ................................... 250,000 163,144
2.88%, 12/4/51 , Callable 6/4/51 @ 100 ................................... 500,000 303,662
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100 ...................... 500,000 456,521
MidAmerican Energy Co., 2.70%, 8/1/52, Callable 2/1/52 @ 100 ..................... 500,000 283,000
NextEra Energy Capital Holdings, Inc.
5.75% (SOFRINDX+40bps), 11/3/23(c) ................................... 250,000 249,979
2.44%, 1/15/32, Callable 10/15/31 @ 100 ................................. 500,000 386,802
Oglethorpe Power Corp., 4.50%, 4/1/47, Callable 10/1/46 @ 100 ..................... 312,000 232,608
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100 .............. 500,000 370,080
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100 ........................ 500,000 311,008
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33, Callable 3/15/33 @ 100 ............... 250,000 238,475
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100 ............... 250,000 150,283
Union Electric Co., 2.15%, 3/15/32, Callable 12/15/31 @ 100 ....................... 500,000 382,714
Wisconsin Public Service Corp., 2 .85%, 12/1/51, Callable 6/1/51 @ 100 ............... 250,000 145,927
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100 ........................ 500,000 381,347
6,495,224
Total Corporate Bonds (Cost $99,144,043) 81,278,624
Yankee Dollars (18.2%)
Communication Services (0.4%):
Rogers Communications, Inc., 4.50%, 3/15/42, Callable 9/15/41 @ 100(b) .............. 500,000 387,024
Consumer Staples (0.9%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100(b) ............ 500,000 415,730
Bacardi Ltd./Bacardi-Martini BV, 5.40%, 6/15/33, Callable 3/15/33 @ 100(b) ............ 300,000 281,502
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100(b) ...................... 250,000 190,869
888,101
Energy (0.6%):
Shell International Finance BV, 2.75%, 4/6/30, Callable 1/6/30 @ 100 ................. 500,000 430,371
Var Energi ASA, 8.00%, 11/15/32, Callable 8/15/32 @ 100(b) ....................... 250,000 261,578
691,949
Financials (12.5%):
Allianz SE, 6.35% (H15T5Y+323bps), 9/6/53, Callable 3/6/33 @ 100(b)(c) ............. 200,000 193,977
Banco Santander SA, 6.92%, 8/8/33 ......................................... 200,000 191,333
Bank of New Zealand, 2.87%, 1/27/32(b) ...................................... 250,000 198,444
Barclays PLC
5.83% (SOFR+221bps), 5/9/27, Callable 5/9/26 @ 100(c) ...................... 250,000 245,489
4.95%, 1/10/47 .................................................... 1,000,000 805,516
BNP Paribas SA, 4.63%, 3/13/27(b) .......................................... 500,000 473,334
BP Capital Markets PLC
4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100(c)(d) ...................... 500,000 477,864
4.88% (H15T5Y+440bps), Callable 3/22/30 @ 100(c)(d) ...................... 250,000 223,863
BPCE SA, 3.25%, 1/11/28(b) .............................................. 250,000 223,023
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100 .................... 500,000 396,469
Canadian Imperial Bank of Commerce
7.26%, 4/10/32(b) .................................................. 215,624 223,285
6.09%, 10/3/33, Callable 7/3/33 @ 100 ................................... 250,000 248,426
Commonwealth Bank of Australia, 2.69%, 3/11/31(b) ............................. 500,000 380,928
Credit Agricole SA, 3.25%, 10/4/24(b) ........................................ 500,000 486,492
Credit Suisse Group AG
3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100(b)(c) .................. 500,000 395,869

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
9.02% (SOFR+502bps), 11/15/33 , Callable 11/15/32 @ 100(b)(c) ................ $ 250,000 $ 288,940
Deutsche Bank AG, 4.88% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100(c) ..... 500,000 426,454
Enel Finance International NV, 7.50%, 10/14/32, Callable 7/14/32 @ 100(b) ............. 500,000 533,597
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100(c) ........ 1,000,000 824,691
JAB Holdings BV, 4.50%, 4/8/52, Callable 10/8/51 @ 100(b) ....................... 250,000 174,996
Lloyds Banking Group PLC
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100(c) ................... 1,000,000 886,270
7.95% (H15T1Y+375bps), 11/15/33, Callable 8/15/32 @ 100(c) ................. 303,000 313,685
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100(b)(c) ...... 500,000 372,625
NatWest Group PLC, 1.64% (H15T1Y+90bps), 6/14/27, Callable 6/14/26 @ 100(c) ....... 1,000,000 882,582
Shell International Finance BV, 2.88%, 11/26/41, Callable 5/26/41 @ 100 .............. 500,000 339,128
Societe Generale SA, 1.49% (H15T1Y+110bps ), 12/14/26, Callable 12/14/25 @ 100(b)(c) .. 500,000 446,337
Standard Chartered PLC, 7.77% (H15T1Y+345bps), 11/16/28, Callable 11/16/27 @ 100(b)(c) 500,000 522,947
Sumitomo Mitsui Financial Group, Inc., 2.47%, 1/14/29 ........................... 250,000 210,447
The Bank of Nova Scotia, 4.50%, 12/16/25 .................................... 500,000 482,707
The Toronto-Dominion Bank, 3.63% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100(c) . 500,000 462,264
UBS Group AG, 4.28%, 1/9/28, Callable 1/9/27 @ 100(b) .......................... 217,000 199,521
Westpac Banking Corp., 4.32% (USISOA05+224bps), 11/23/31, Callable 11/23/26 @ 100(c) . 500,000 463,281
12,994,784
Health Care (0.8%):
Olympus Corp., 2.14%, 12/8/26, Callable 11/8/26 @ 100(b) ........................ 152,000 135,451
Royalty Pharma PLC, 3.55%, 9/2/50, Callable 3/2/50 @ 100 ........................ 750,000 459,408
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100 .................... 475,000 365,484
960,343
Industrials (1.3%):
Ferguson Finance PLC
3.25%, 6/2/30, Callable 3/2/30 @ 100(b) .................................. 500,000 423,337
4.65%, 4/20/32, Callable 1/20/32 @ 100(b) ................................ 250,000 224,485
Pentair Finance Sarl, 5.90%, 7/15/32, Callable 4/15/32 @ 100 ....................... 500,000 488,304
Trane Technologies Financing Ltd., 5.25%, 3/3/33, Callable 12/3/32 @ 100 ............. 250,000 240,855
1,376,981
Information Technology (0.6%):
Open Text Corp., 6.90%, 12/1/27, Callable 11/1/27 @ 100(b) ....................... 338,000 338,656
SK Hynix, Inc., 6.50%, 1/17/33(a)(b) ......................................... 321,000 313,492
652,148
Materials (0.7%):
ArcelorMittal SA, 6.80%, 11/29/32, Callable 8/29/32 @ 100 ........................ 250,000 248,279
Braskem Netherlands Finance BV, 7.25%, 2/13/33, Callable 11/13/32 @ 100(b) .......... 100,000 91,747
CCL Industries, Inc., 3.25%, 10/1/26, Callable 7/1/26 @ 100(b) ...................... 500,000 461,354
801,380
Real Estate (0.4%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31 , Callable 7/15/31 @
100(b) ........................................................... 504,000 380,409
Total Yankee Dollars (Cost $21,904,248) 19,133,119
U.S. Treasury Obligations (2.0%)
U.S. Treasury Bonds
3.88%, 5/15/43 .................................................... 500,000 434,844
4.13%, 8/15/53 .................................................... 500,000 454,063
U.S. Treasury Notes, 1.13%, 1/15/25 ......................................... 1,250,000 1,184,814
Total U.S. Treasury Obligations (Cost $2,146,842) 2,073,721
Commercial Papers (1.7%)
Financials (1.5%):
Brookfield COR Treasury, 5.48%, 10/4/23(b)(e) ................................. 500,000 499,620

Victory Portfolios II
VictoryShares Corporate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Hannover Funding Co. LLC, 5.48%, 10/2/23(b)(e) ............................... $ 1,000,000 $ 999,543
1,499,163
Industrials (0.2%):
Equifax, Inc., 5.43%, 10/2/23(b)(e) .......................................... 250,000 249,887
Total Commercial Papers (Cost $1,749,572) 1,749,050
Shares
Collateral for Securities Loaned (1.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(f) ........ 256,731 256,731
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(f) ............ 256,731 256,731
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(f) ................ 256,731 256,731
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(f) . 256,731 256,731
Total Collateral for Securities Loaned (Cost $1,026,924) 1,026,924
Total Investments (Cost $125,971,629) — 100.0% 105,261,438
Other assets in excess of liabilities — 0.0%(g) 24,603
NET ASSETS - 100.00% $ 105,286,041
At September 30, 2023, the Fund's investments in foreign securities were 18.2% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$22,308,499 and amounted to 21.2% of net assets.
(c) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2023.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Rate represents the effective yield at September 30, 2023.
(f) Rate disclosed is the daily yield on September 30, 2023.
(g) Amount represents less than 0.05% of net assets.
bps
—
Basis points
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2023.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2023.
H15T10Y
—
10 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2023.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  September 30, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of September 30, 2023.
USISOA05
—
1 Month US Dollar LIBOR, rate disclosed as of September 30, 2023, based on the last reset date of the security.
USISDA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of September 30, 2023.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of September 30, 2023.

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares THB Mid Cap ESG ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.7%)
Aerospace & Defense (4.1%):
HEICO Corp. .......................................................... 597 $ 96,672
Building Products (2.9%):
Carlisle Cos., Inc. ....................................................... 266 68,963
Commercial Services & Supplies (11.8%):
Cintas Corp. .......................................................... 168 80,810
Copart, Inc. (a) ......................................................... 2,560 110,310
Rollins, Inc. ........................................................... 2,267 84,627
275,747
Consumer Discretionary (13.6%):
LKQ Corp. ........................................................... 1,176 58,224
NVR, Inc. (a) .......................................................... 17 101,376
Pool Corp. ............................................................ 238 84,752
Ross Stores, Inc. ....................................................... 669 75,564
319,916
Consumer Staples (2.8%):
Darling Ingredients, Inc. (a) ................................................ 1,249 65,198
Ground Transportation (8.9%):
J.B. Hunt Transport Services, Inc. ........................................... 373 70,318
Landstar System, Inc. .................................................... 333 58,921
Old Dominion Freight Line, Inc. ............................................ 193 78,964
208,203
Health Care (16.8%):
Chemed Corp. ......................................................... 158 82,113
Hologic, Inc. (a) ........................................................ 1,151 79,879
Laboratory Corp. of America Holdings ........................................ 358 71,976
STERIS PLC .......................................................... 356 78,114
Waters Corp. (a) ........................................................ 296 81,166
393,248
Information Technology (17.5%):
Amphenol Corp. , Class A ................................................. 1,130 94,908
Keysight Technologies, Inc. (a) ............................................. 430 56,893
Littelfuse, Inc. ......................................................... 256 63,314
PTC, Inc. (a) ........................................................... 550 77,924
Teledyne Technologies, Inc. (a) ............................................. 184 75,179
Zebra Technologies Corp. (a) ............................................... 166 39,264
407,482
Machinery (6.2%):
Graco, Inc. ........................................................... 1,068 77,836
The Toro Co. .......................................................... 812 67,477
145,313
Materials (3.3%):
Crown Holdings, Inc. .................................................... 865 76,535
Professional Services (8.3%):
CACI International, Inc. , Class A (a) ......................................... 257 80,680
Verisk Analytics, Inc. .................................................... 484 114,340
195,020

Victory Portfolios II
VictoryShares THB Mid Cap ESG ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Trading Companies & Distributors (3.5%):
Fastenal Co. ........................................................... 1,500 $ 81,960
Total Common Stocks (Cost $2,294,529) 2,334,257
Total Investments (Cost $2,294,529) — 99.7% 2,334,257
Other assets in excess of liabilities — 0.3% 6,589
NET ASSETS - 100.00% $ 2,340,846
(a) Non-income producing security.
PLC
—
Public Limited Company

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.5%)
Biotechnology (4.8%):
AbbVie, Inc. .......................................................... 21,645 $ 3,226,404
Alnylam Pharmaceuticals, Inc. (a) ........................................... 1,486 263,171
Amgen, Inc. ........................................................... 6,547 1,759,572
Biogen, Inc. (a) ......................................................... 1,728 444,113
BioMarin Pharmaceutical, Inc. (a) ........................................... 2,199 194,568
Gilead Sciences, Inc. .................................................... 15,242 1,142,235
Horizon Therapeutics PLC (a) .............................................. 2,776 321,155
Incyte Corp. (a) ......................................................... 2,790 161,178
Moderna, Inc. (a) ....................................................... 3,996 412,747
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,276 1,050,097
Seagen, Inc. (a) ......................................................... 2,237 474,580
Vertex Pharmaceuticals, Inc. (a) ............................................. 3,103 1,079,037
10,528,857
Communication Services (13.1%):
Activision Blizzard, Inc. .................................................. 6,347 594,270
Alphabet, Inc. , Class C (a) ................................................. 44,341 5,846,361
Alphabet, Inc. , Class A (a) ................................................. 50,958 6,668,364
AT&T, Inc. ........................................................... 61,857 929,092
Charter Communications, Inc. , Class A (a) ..................................... 889 391,000
Comcast Corp. , Class A .................................................. 36,143 1,602,580
Electronic Arts, Inc. ..................................................... 2,223 267,649
Fox Corp. , Class A ...................................................... 2,483 77,470
Fox Corp. , Class B ...................................................... 1,182 34,136
Liberty Broadband Corp. , Class C (a) ......................................... 980 89,494
Liberty Media Corp. Liberty Live (a) ......................................... 67 2,151
Liberty Media Corp.-Liberty Formula One (a) ................................... 1,688 105,162
Live Nation Entertainment, Inc. (a) ........................................... 1,262 104,796
Meta Platforms, Inc. , Class A (a) ............................................ 19,186 5,759,829
Netflix, Inc. (a) ......................................................... 3,759 1,419,398
Omnicom Group, Inc. .................................................... 1,703 126,839
Paramount Global , Class B ................................................ 5,011 64,642
Pinterest, Inc. , Class A (a) ................................................. 4,999 135,123
ROBLOX Corp. , Class A (a) ............................................... 3,662 106,052
Sirius XM Holdings, Inc. (b) ............................................... 6,055 27,369
Snap, Inc. , Class A (a) .................................................... 8,278 73,757
Take-Two Interactive Software, Inc. (a) ........................................ 1,353 189,948
The Interpublic Group of Cos., Inc. .......................................... 3,221 92,314
The Trade Desk, Inc. , Class A (a) ............................................ 3,769 294,547
The Walt Disney Co. (a) .................................................. 15,898 1,288,533
T-Mobile U.S., Inc. ...................................................... 4,534 634,987
Verizon Communications, Inc. .............................................. 36,622 1,186,919
Warner Bros Discovery, Inc. (a) ............................................. 19,105 207,480
28,320,262
Consumer Discretionary (10.5%):
Airbnb, Inc. , Class A (a) .................................................. 2,286 313,662
Amazon.com, Inc. (a) .................................................... 54,972 6,988,041
AutoZone, Inc. (a) ....................................................... 105 266,699
Best Buy Co., Inc. ...................................................... 1,228 85,309
Booking Holdings, Inc. (a) ................................................. 203 626,041
Burlington Stores, Inc. (a) ................................................. 430 58,179
Chipotle Mexican Grill, Inc. (a) ............................................. 150 274,775
Coupang, Inc. (a) ....................................................... 6,874 116,858
Darden Restaurants, Inc. .................................................. 741 106,126
DoorDash, Inc. , Class A (a) ................................................ 1,440 114,437
DR Horton, Inc. ........................................................ 1,876 201,614
eBay, Inc. ............................................................ 3,227 142,278
Etsy, Inc. (a) ........................................................... 752 48,564
Expedia Group, Inc. (a) ................................................... 869 89,568
Ford Motor Co. ........................................................ 23,729 294,714
General Motors Co. ..................................................... 8,489 279,882

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Genuine Parts Co. ...................................................... 835 $ 120,557
Hilton Worldwide Holdings, Inc. ............................................ 1,577 236,834
Las Vegas Sands Corp. ................................................... 2,014 92,322
Lennar Corp. , Class A .................................................... 1,507 169,131
LKQ Corp. ........................................................... 1,606 79,513
Lowe's Cos., Inc. ....................................................... 3,693 767,553
Lucid Group, Inc. (a) (b) ................................................... 4,099 22,913
Lululemon Athletica, Inc. (a) ............................................... 684 263,757
Marriott International, Inc. , Class A .......................................... 1,577 309,975
McDonald's Corp. ...................................................... 4,466 1,176,522
MGM Resorts International ................................................ 1,956 71,903
NIKE, Inc. , Class B ..................................................... 7,493 716,481
NVR, Inc. (a) .......................................................... 17 101,376
O'Reilly Automotive, Inc. (a) ............................................... 410 372,633
Pool Corp. ............................................................ 207 73,713
PulteGroup, Inc. ........................................................ 1,368 101,300
Rivian Automotive, Inc. , Class A (a) .......................................... 3,591 87,189
Ross Stores, Inc. ....................................................... 2,073 234,145
Royal Caribbean Cruises Ltd. (a) ............................................ 1,350 124,389
Starbucks Corp. ........................................................ 6,792 619,906
Tesla, Inc. (a) .......................................................... 16,314 4,082,090
The Home Depot, Inc. ................................................... 6,167 1,863,421
The TJX Cos., Inc. ...................................................... 7,100 631,048
Tractor Supply Co. ...................................................... 676 137,262
Ulta Beauty, Inc. (a) ..................................................... 278 111,047
Yum China Holdings, Inc. ................................................. 2,418 134,731
Yum! Brands, Inc. ...................................................... 1,696 211,898
22,920,356
Consumer Staples (14.3%):
Altria Group, Inc. ....................................................... 24,031 1,010,504
Archer-Daniels-Midland Co. ............................................... 7,190 542,270
Brown-Forman Corp. , Class B ............................................. 3,991 230,241
Bunge Ltd. ........................................................... 1,976 213,902
Campbell Soup Co. ..................................................... 2,670 109,684
Church & Dwight Co., Inc. ................................................ 3,224 295,415
Colgate-Palmolive Co. ................................................... 11,062 786,619
Conagra Brands, Inc. .................................................... 6,339 173,815
Constellation Brands, Inc. , Class A .......................................... 2,203 553,680
Costco Wholesale Corp. .................................................. 5,915 3,341,739
Dollar General Corp. .................................................... 2,984 315,707
Dollar Tree, Inc. (a) ...................................................... 2,949 313,921
General Mills, Inc. ...................................................... 7,892 505,009
Hormel Foods Corp. ..................................................... 3,847 146,301
Kellanova ............................................................ 4,510 268,390
Keurig Dr Pepper, Inc. ................................................... 12,036 379,977
Kimberly-Clark Corp. .................................................... 4,495 543,221
Lamb Weston Holdings, Inc. ............................................... 1,907 176,321
McCormick & Co., Inc. .................................................. 3,360 254,150
Mondelez International, Inc. , Class A ......................................... 18,203 1,263,289
Monster Beverage Corp. (a) ................................................ 9,868 522,511
PepsiCo, Inc. .......................................................... 18,370 3,112,613
Philip Morris International, Inc. ............................................. 20,696 1,916,035
Sysco Corp. ........................................................... 6,782 447,951
Target Corp. .......................................................... 6,100 674,477
The Clorox Co. ........................................................ 1,632 213,890
The Coca-Cola Co. ...................................................... 57,132 3,198,248
The Estee Lauder Cos., Inc. ............................................... 3,023 436,975
The Hershey Co. ....................................................... 1,987 397,559
The J.M. Smucker Co. ................................................... 1,394 171,337
The Kraft Heinz Co. ..................................................... 14,711 494,878
The Kroger Co. ........................................................ 9,449 422,843
The Procter & Gamble Co. ................................................ 31,391 4,578,691
Tyson Foods, Inc. , Class A ................................................ 3,723 187,974

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Walgreens Boots Alliance, Inc. ............................................. 9,591 $ 213,304
Walmart, Inc. .......................................................... 18,680 2,987,492
31,400,933
Health Care Equipment & Supplies (5.0%):
Abbott Laboratories ..................................................... 20,836 2,017,968
Align Technology, Inc. (a) ................................................. 860 262,575
Baxter International, Inc. ................................................. 6,137 231,610
Becton Dickinson & Co. .................................................. 3,458 893,997
Boston Scientific Corp. (a) ................................................. 17,183 907,262
Dexcom, Inc. (a) ........................................................ 4,568 426,194
Edwards Lifesciences Corp. (a) ............................................. 7,298 505,605
GE HealthCare Technologies, Inc. ........................................... 4,416 300,465
Hologic, Inc. (a) ........................................................ 2,795 193,973
IDEXX Laboratories, Inc. (a) ............................................... 938 410,159
Insulet Corp. (a) ........................................................ 825 131,579
Intuitive Surgical, Inc. (a) ................................................. 4,225 1,234,925
Medtronic PLC ........................................................ 16,151 1,265,592
ResMed, Inc. .......................................................... 1,760 260,251
STERIS PLC .......................................................... 1,218 267,254
Stryker Corp. .......................................................... 4,279 1,169,322
The Cooper Cos., Inc. .................................................... 607 193,032
Zimmer Biomet Holdings, Inc. ............................................. 2,403 269,665
10,941,428
Health Care Providers & Services (5.9%):
Cardinal Health, Inc. .................................................... 3,096 268,795
Cencora, Inc. .......................................................... 2,074 373,258
Centene Corp. (a) ....................................................... 6,653 458,259
CVS Health Corp. ...................................................... 15,663 1,093,591
Elevance Health, Inc. .................................................... 2,906 1,265,330
HCA Healthcare, Inc. .................................................... 2,477 609,292
Humana, Inc. .......................................................... 1,524 741,456
Laboratory Corp. of America Holdings ........................................ 1,036 208,288
McKesson Corp. ....................................................... 1,651 717,937
Molina Healthcare, Inc. (a) ................................................ 708 232,146
Quest Diagnostics, Inc. ................................................... 1,359 165,608
The Cigna Group ....................................................... 3,565 1,019,840
UnitedHealth Group, Inc. ................................................. 11,450 5,772,975
12,926,775
Health Care Technology (0.2%):
Veeva Systems, Inc. , Class A (a) ............................................. 1,670 339,762
Information Technology (24.8%):
Accenture PLC , Class A .................................................. 3,492 1,072,428
Adobe, Inc. (a) ......................................................... 2,376 1,211,522
Advanced Micro Devices, Inc. (a) ............................................ 8,384 862,043
Amphenol Corp. , Class A ................................................. 3,099 260,284
Analog Devices, Inc. .................................................... 2,681 469,416
ANSYS, Inc. (a) ........................................................ 478 142,229
Apple, Inc. ........................................................... 83,685 14,327,709
Applied Materials, Inc. ................................................... 4,434 613,887
Arista Networks, Inc. (a) .................................................. 1,414 260,077
Aspen Technology, Inc. (a) ................................................. 306 62,504
Atlassian Corp. , Class A (a) ................................................ 766 154,357
Autodesk, Inc. (a) ....................................................... 1,170 242,085
Broadcom, Inc. ........................................................ 2,176 1,807,342
Cadence Design Systems, Inc. (a) ............................................ 1,422 333,175
CDW Corp. ........................................................... 718 144,863
Cisco Systems, Inc. ..................................................... 22,006 1,183,043
Cloudflare, Inc. , Class A (a) ................................................ 1,456 91,786
Cognizant Technology Solutions Corp. , Class A ................................. 2,711 183,643
Corning, Inc. .......................................................... 3,993 121,667

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 1,148 $ 192,152
Datadog, Inc. , Class A (a) ................................................. 1,352 123,154
DocuSign, Inc. (a) ....................................................... 1,016 42,672
Dynatrace, Inc. (a) ...................................................... 1,158 54,113
Enphase Energy, Inc. (a) .................................................. 703 84,465
Entegris, Inc. .......................................................... 770 72,311
EPAM Systems, Inc. (a) ................................................... 267 68,269
Fair Isaac Corp. (a) ...................................................... 116 100,749
First Solar, Inc. (a) ...................................................... 550 88,875
Fortinet, Inc. (a) ........................................................ 3,754 220,285
Gartner, Inc. (a) ........................................................ 413 141,911
Gen Digital, Inc. ....................................................... 3,048 53,889
GLOBALFOUNDRIES, Inc. (a) (b) .......................................... 434 25,254
Hewlett Packard Enterprise Co. ............................................. 6,793 117,994
HP, Inc. .............................................................. 5,166 132,766
HubSpot, Inc. (a) ....................................................... 220 108,350
Intel Corp. ............................................................ 21,843 776,519
International Business Machines Corp. ........................................ 4,818 675,965
Intuit, Inc. ............................................................ 1,433 732,177
Keysight Technologies, Inc. (a) ............................................. 912 120,667
KLA Corp. ........................................................... 732 335,739
Lam Research Corp. ..................................................... 702 439,993
Marvell Technology, Inc. ................................................. 4,481 242,557
Microchip Technology, Inc. ................................................ 2,811 219,399
Micron Technology, Inc. .................................................. 5,732 389,948
Microsoft Corp. ........................................................ 38,496 12,155,112
MongoDB, Inc. (a) ...................................................... 314 108,600
Monolithic Power Systems, Inc. ............................................ 195 90,090
Motorola Solutions, Inc. .................................................. 872 237,393
NetApp, Inc. .......................................................... 1,169 88,704
NVIDIA Corp. ......................................................... 12,428 5,406,055
ON Semiconductor Corp. (a) ............................................... 2,258 209,881
Oracle Corp. .......................................................... 8,109 858,905
Palantir Technologies, Inc. , Class A (a) ........................................ 8,932 142,912
Palo Alto Networks, Inc. (a) ................................................ 1,557 365,023
PTC, Inc. (a) ........................................................... 593 84,016
QUALCOMM, Inc. ..................................................... 5,884 653,477
Roper Technologies, Inc. .................................................. 578 279,914
Salesforce, Inc. (a) ...................................................... 5,103 1,034,786
Seagate Technology Holdings PLC .......................................... 1,051 69,313
ServiceNow, Inc. (a) ..................................................... 1,026 573,493
Skyworks Solutions, Inc. ................................................. 824 81,238
Snowflake, Inc. , Class A (a) ................................................ 1,450 221,517
Splunk, Inc. (a) ......................................................... 773 113,051
Synopsys, Inc. (a) ....................................................... 789 362,127
Teledyne Technologies, Inc. (a) ............................................. 220 89,888
Teradyne, Inc. ......................................................... 812 81,574
Texas Instruments, Inc. ................................................... 4,736 753,071
Trimble, Inc. (a) ........................................................ 1,309 70,503
Tyler Technologies, Inc. (a) ................................................ 197 76,070
VeriSign, Inc. (a) ........................................................ 564 114,227
VMware, Inc. , Class A (a) ................................................. 1,161 193,283
Western Digital Corp. (a) .................................................. 1,620 73,921
Workday, Inc. , Class A (a) ................................................. 1,017 218,502
Zebra Technologies Corp. (a) ............................................... 196 46,360
Zoom Video Communications, Inc. , Class A (a) .................................. 1,167 81,620
Zscaler, Inc. (a) ......................................................... 472 73,438
54,112,297
Life Sciences Tools & Services (3.2%):
Agilent Technologies, Inc. ................................................. 3,602 402,776
Avantor, Inc. (a) ........................................................ 7,899 166,511
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 228 81,727
Danaher Corp. ......................................................... 8,087 2,006,385

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
ICON PLC (a) ......................................................... 963 $ 237,139
Illumina, Inc. (a) ........................................................ 1,931 265,088
IQVIA Holdings, Inc. (a) .................................................. 2,239 440,523
Mettler-Toledo International, Inc. (a) ......................................... 237 262,613
Revvity, Inc. .......................................................... 1,579 174,795
Thermo Fisher Scientific, Inc. .............................................. 4,650 2,353,690
Waters Corp. (a) ........................................................ 726 199,076
West Pharmaceutical Services, Inc. .......................................... 888 333,186
6,923,509
Pharmaceuticals (8.6%):
Bristol-Myers Squibb Co. ................................................. 25,734 1,493,601
Catalent, Inc. (a) ........................................................ 2,100 95,613
Eli Lilly & Co. ......................................................... 10,354 5,561,444
Johnson & Johnson ..................................................... 31,134 4,849,121
Merck & Co., Inc. ...................................................... 31,651 3,258,470
Pfizer, Inc. ............................................................ 68,215 2,262,692
Royalty Pharma PLC , Class A .............................................. 4,549 123,460
Viatris, Inc. ........................................................... 14,578 143,739
Zoetis, Inc. ........................................................... 5,650 982,987
18,771,127
Utilities (9.1%):
Alliant Energy Corp. .................................................... 5,950 288,278
Ameren Corp. ......................................................... 6,111 457,286
American Electric Power Co., Inc. ........................................... 12,226 919,640
American Water Works Co., Inc. ............................................ 4,308 533,460
Atmos Energy Corp. ..................................................... 3,420 362,281
Avangrid, Inc. ......................................................... 1,635 49,328
CenterPoint Energy, Inc. .................................................. 14,670 393,890
CMS Energy Corp. ...................................................... 6,819 362,157
Consolidated Edison, Inc. ................................................. 8,396 718,110
Constellation Energy Corp. ................................................ 7,765 847,006
Dominion Energy, Inc. ................................................... 19,767 882,992
DTE Energy Co. ....................................................... 4,847 481,210
Duke Energy Corp. ...................................................... 18,293 1,614,540
Edison International ..................................................... 9,025 571,192
Entergy Corp. ......................................................... 5,022 464,535
Evergy, Inc. ........................................................... 5,360 271,752
Eversource Energy ...................................................... 8,247 479,563
Exelon Corp. .......................................................... 23,553 890,068
FirstEnergy Corp. ....................................................... 13,558 463,412
NextEra Energy, Inc. .................................................... 46,751 2,678,366
PG&E Corp. (a) ........................................................ 41,319 666,475
PPL Corp. ............................................................ 17,466 411,499
Public Service Enterprise Group, Inc. ......................................... 11,825 672,961
Sempra Energy ........................................................ 14,872 1,011,742
The AES Corp. ........................................................ 15,648 237,850
The Southern Co. ....................................................... 25,818 1,670,941
WEC Energy Group, Inc. ................................................. 7,515 605,333
Xcel Energy, Inc. ....................................................... 13,019 744,947
19,750,814
Total Common Stocks (Cost $201,567,324) 216,936,120
Rights (0.0%)(c)
Health Care (0.0%):(c)
ABIOMED, Inc. CVR 1/2/26 (a) (d) .......................................... 532 543
Total Rights (Cost $–) 543
Collateral for Securities Loaned (0.0%)^(c)
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (e) ........ 16,845 16,845

Victory Portfolios II
VictoryShares WestEnd U.S. Sector ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (e) ............ 16,845 $ 16,845
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (e) ............... 16,845 16,845
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (e) . 16,845 16,845
Total Collateral for Securities Loaned (Cost $67,380) 67,380
Total Investments (Cost $201,634,704) — 99.5% 217,004,043
Other assets in excess of liabilities — 0.5% 1,054,603
NET ASSETS - 100.00% $ 218,058,646
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Security was fair valued using significant unobservable inputs as of September 30, 2023.
(e) Rate disclosed is the daily yield on September 30, 2023.
CVR
—
Contingent Value Right
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 5 12/15/23 $ 1,112,161 $ 1,081,375 $ (30,786)
Total unrealized appreciation $ —
Total unrealized depreciation (30,786)
Total net unrealized appreciation (depreciation) $ (30,786)

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares Free Cash Flow ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.5%)
Biotechnology (5.8%):
AbbVie, Inc. .......................................................... 19,360 $ 2,885,801
Incyte Corp. (a) ......................................................... 19,666 1,136,105
United Therapeutics Corp. (a) .............................................. 4,570 1,032,226
5,054,132
Consumer Discretionary (15.5%):
Booking Holdings, Inc. (a) ................................................. 602 1,856,538
DR Horton, Inc. ........................................................ 18,257 1,962,080
Expedia Group, Inc. (a) ................................................... 33,293 3,431,509
Lennar Corp. , Class A .................................................... 20,188 2,265,699
NVR, Inc. (a) .......................................................... 244 1,455,045
PulteGroup, Inc. ........................................................ 34,842 2,580,050
13,550,921
Energy (24.7%):
Cheniere Energy, Inc. .................................................... 5,392 894,856
Chevron Corp. ......................................................... 12,000 2,023,440
ConocoPhillips ........................................................ 11,464 1,373,387
Coterra Energy, Inc. ..................................................... 31,931 863,734
Devon Energy Corp. ..................................................... 21,779 1,038,858
Diamondback Energy, Inc. ................................................ 7,079 1,096,396
EOG Resources, Inc. .................................................... 8,051 1,020,545
EQT Corp. ............................................................ 18,859 765,298
Exxon Mobil Corp. ..................................................... 19,520 2,295,162
Marathon Oil Corp. ..................................................... 49,331 1,319,604
Marathon Petroleum Corp. ................................................ 14,266 2,159,016
Occidental Petroleum Corp. ............................................... 18,811 1,220,458
Ovintiv, Inc. .......................................................... 15,512 737,906
Phillips 66 ............................................................ 12,908 1,550,896
Pioneer Natural Resources Co. ............................................. 4,150 952,633
Valero Energy Corp. ..................................................... 16,333 2,314,549
21,626,738
Health Care Providers & Services (21.6%):
Cardinal Health, Inc. .................................................... 24,258 2,106,080
Cencora, Inc. .......................................................... 7,544 1,357,694
Centene Corp. (a) ....................................................... 31,337 2,158,493
CVS Health Corp. ...................................................... 45,723 3,192,379
Elevance Health, Inc. .................................................... 5,577 2,428,337
Humana, Inc. .......................................................... 3,411 1,659,520
McKesson Corp. ....................................................... 4,457 1,938,126
Molina Healthcare, Inc. (a) ................................................ 3,834 1,257,130
The Cigna Group ....................................................... 9,840 2,814,929
18,912,688
Industrials (5.9%):
Builders FirstSource, Inc. (a) ............................................... 11,768 1,464,998
Delta Air Lines, Inc. ..................................................... 39,603 1,465,311
EMCOR Group, Inc. .................................................... 3,949 830,830
Owens Corning ........................................................ 9,756 1,330,816
5,091,955
Information Technology (11.0%):
Amdocs Ltd. .......................................................... 11,359 959,722
GoDaddy, Inc. , Class A (a) ................................................. 16,547 1,232,421
Microchip Technology, Inc. ................................................ 20,368 1,589,722
QUALCOMM, Inc. ..................................................... 22,192 2,464,644
Skyworks Solutions, Inc. ................................................. 19,800 1,952,082
Zoom Video Communications, Inc. , Class A (a) .................................. 19,945 1,394,953
9,593,544
Materials (6.7%):
CF Industries Holdings, Inc. ............................................... 31,479 2,699,010

Victory Portfolios II
VictoryShares Free Cash Flow ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Nucor Corp. ........................................................... 11,022 $ 1,723,290
The Mosaic Co. ........................................................ 39,229 1,396,552
5,818,852
Pharmaceuticals (5.8%):
Bristol-Myers Squibb Co. ................................................. 58,720 3,408,109
Royalty Pharma PLC , Class A .............................................. 60,235 1,634,778
5,042,887
Utilities (2.5%):
Vistra Corp. ........................................................... 65,360 2,168,645
Total Common Stocks (Cost $86,222,045) 86,860,362
Total Investments (Cost $86,222,045) — 99.5% 86,860,362
Other assets in excess of liabilities — 0.5% 409,195
NET ASSETS - 100.00% $ 87,269,557
(a) Non-income producing security.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 2 12/15/23 $ 445,551 $ 432,550 $ (13,001)
Total unrealized appreciation $ —
Total unrealized depreciation (13,001)
Total net unrealized appreciation (depreciation) $ (13,001)

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Security Description Principal Amount Value
Asset-Backed Securities (31.9%)
ABS Auto (21.3%):
American Credit Acceptance Receivables Trust , Series 2022-1 , Class C , 2 .12% , 3/13/28 ,
Callable 1/13/25 @ 100 (a) ............................................ $ 1,000,000 $ 979,857
American Credit Acceptance Receivables Trust , Series 2023-2 , Class C , 5 .96% , 8/13/29 ,
Callable 3/12/26 @ 100 (a) ............................................ 1,000,000 988,303
American Credit Acceptance Receivables Trust , Series 2023-1B , Class B , 5 .38% , 5/12/27 ,
Callable 8/12/25 @ 100 (a) ............................................ 1,000,000 988,466
AmeriCredit Automobile Receivables Trust , Series 2021-2 , Class C , 1 .01% , 1/19/27 , Callable
10/18/25 @ 100 .................................................... 1,000,000 920,107
AmeriCredit Automobile Receivables Trust , Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable
4/18/25 @ 100 ..................................................... 1,000,000 916,363
ARI Fleet Lease Trust , Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 12/15/24 @ 100 (a) 762,000 733,503
ARI Fleet Lease Trust , Series 2022-A , Class A2 , 3 .12% , 1/15/31 , Callable 12/15/24 @ 100 (a) 511,800 505,683
Avis Budget Rental Car Funding AESOP LLC , Series 2019-2A , Class B , 3 .55% , 9/22/25 ,
Callable 10/20/24 @ 100 (a) ........................................... 1,000,000 976,754
Avis Budget Rental Car Funding AESOP LLC , Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) .. 1,000,000 1,007,235
Avis Budget Rental Car Funding AESOP LLC , Series 2023-5A , Class B , 6 .12% , 4/20/28 (a) .. 1,000,000 983,626
Canadian Pacer Auto Receivables Trust , Series 2020-1A , Class C , 2 .49% , 5/19/26 , Callable
11/19/23 @ 100 (a) .................................................. 1,000,000 995,009
Canadian Pacer Auto Receivables Trust , Series 2020-1A , Class B , 2 .00% , 7/21/25 , Callable
11/19/23 @ 100 (a) .................................................. 1,156,000 1,150,172
Carmax Auto Owner Trust , Series 2023-2 , Class C , 5 .57% , 11/15/28 , Callable 6/15/26 @ 100 1,000,000 972,702
CarMax Auto Owner Trust , Series 2021-2 , Class A3 , 0 .52% , 2/17/26 , Callable 4/15/25 @ 100 1,058,377 1,027,669
CarMax Auto Owner Trust , Series 2021-3 , Class D , 1 .50% , 1/18/28 , Callable 8/15/25 @ 100 . 500,000 447,163
CarMax Auto Owner Trust , Series 2020-4 , Class A3 , 0 .50% , 8/15/25 , Callable 10/15/24 @ 100 281,932 277,032
CarNow Auto Receivables Trust , Series 2023-1A , Class A , 6 .62% , 12/16/24 (a) ........... 83,877 83,903
Carvana Auto Receivables Trust , Series 2021-N4 , Class C , 1 .72% , 9/11/28 , Callable 12/10/26
@ 100 ........................................................... 373,597 354,276
Carvana Auto Receivables Trust , Series 2021-N1 , Class C , 1 .30% , 1/10/28 , Callable 11/10/25
@ 100 ........................................................... 409,143 382,257
Carvana Auto Receivables Trust , Series 2021-N1 , Class A , 0 .70% , 1/10/28 , Callable 11/10/25
@ 100 ........................................................... 389,457 368,175
Chase Auto Owner Trust , Series 2023-AA , Class D , 6 .85% , 6/25/31 , Callable 5/25/28 @
100 (a) ........................................................... 1,878,000 1,870,173
Chesapeake Funding II LLC , Series 2023-1A , Class D , 6 .69% , 5/15/35 , Callable 11/15/25 @
100 (a) ........................................................... 375,000 371,537
Chesapeake Funding II LLC , Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 11/15/25 @
100 (a) ........................................................... 176,000 173,534
Chesapeake Funding II LLC , Series 2023-1A , Class C , 6 .07% , 5/15/35 , Callable 11/15/25 @
100 (a) ........................................................... 200,000 197,851
Chesapeake Funding II LLC , Series 2023-2A , Class C , 6 .15% , 10/15/35 (a) .............. 765,000 761,612
Chesapeake Funding II LLC , Series 2023-2A , Class B , 5 .97% , 10/15/35 (a) .............. 791,000 791,504
Citizens Auto Receivables Trust , Series 2023-2 , Class A4 , 5 .74% , 10/15/30 , Callable 2/15/27
@ 100 (a) ......................................................... 1,000,000 999,729
Citizens Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 2/15/27
@ 100 (a) ......................................................... 2,000,000 2,000,643
CPS Auto Receivables Trust , Series 2022-A , Class B , 1 .70% , 4/16/29 , Callable 2/15/26 @
100 (a) ........................................................... 746,219 736,988
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 12/15/26 @
100 (a) ........................................................... 1,500,000 1,517,015
Credit Acceptance Auto Loan Trust , Series 2023-2A , Class C , 7 .15% , 9/15/33 , Callable
12/15/26 @ 100 (a) .................................................. 1,000,000 1,004,402
Credit Acceptance Auto Loan Trust , Series 2021-4 , Class A , 1 .26% , 10/15/30 , Callable 5/15/25
@ 100 (a) ......................................................... 333,000 322,727
Credit Acceptance Auto Loan Trust , Series 2022-3A , Class C , 8 .45% , 2/15/33 , Callable
10/15/26 @ 100 (a) .................................................. 1,000,000 1,031,629
Credit Acceptance Auto Loan Trust , Series 2021-4 , Class B , 1 .74% , 12/16/30 , Callable 5/15/25
@ 100 (a) ......................................................... 320,000 298,800
Credit Acceptance Auto Loan Trust , Series 2022-1A , Class B , 4 .95% , 8/16/32 , Callable 4/15/26
@ 100 (a) ......................................................... 1,000,000 961,819
Credit Acceptance Auto Loan Trust , Series 2023-1A , Class B , 7 .02% , 5/16/33 , Callable
11/15/26 @ 100 (a) .................................................. 1,000,000 1,000,629

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Credit Acceptance Auto Loan Trust , Series 2023-3A , Class C , 7 .62% , 12/15/33 , Callable
3/15/27 @ 100 (a) ................................................... $ 977,000 $ 993,163
Drive Auto Receivables Trust , Series 2021-1 , Class C , 1 .02% , 6/15/27 , Callable 1/15/25 @ 100 246,790 243,683
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 4/15/25 @ 100 2,000,000 1,872,999
DT Auto Owner Trust , Series 2019-4A , Class E , 3 .93% , 10/15/26 , Callable 4/15/24 @ 100 (a) 1,000,000 983,950
DT Auto Owner Trust , Series 2020-2A , Class D , 4 .73% , 3/16/26 , Callable 9/15/24 @ 100 (a) . 500,000 493,781
DT Auto Owner Trust , Series 2019-2A , Class E , 4 .46% , 5/15/26 , Callable 10/15/23 @ 100 (a) 2,160,593 2,159,323
DT Auto Owner Trust , Series 2020-1A , Class E , 3 .48% , 2/16/27 , Callable 8/15/24 @ 100 (a) . 1,000,000 971,125
Ent Auto Receivables Trust , Series 2023-1A , Class B , 6 .45% , 1/15/30 , Callable 3/15/28 @
100 (a) ........................................................... 400,000 399,962
Ent Auto Receivables Trust , Series 2023-1A , Class C , 6 .77% , 4/15/30 , Callable 3/15/28 @
100 (a) ........................................................... 327,600 327,573
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 3/15/28 @
100 (a) ........................................................... 500,000 500,018
Enterprise Fleet Financing LLC , Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @
100 (a) ........................................................... 1,000,000 992,295
Enterprise Fleet Financing LLC , Series 2022-1 , Class A2 , 3 .03% , 1/20/28 , Callable 6/20/25 @
100 (a) ........................................................... 306,887 299,866
Enterprise Fleet Financing LLC , Series 2022-3 , Class A3 , 4 .29% , 7/20/29 , Callable 2/20/26 @
100 (a) ........................................................... 1,125,000 1,076,095
Enterprise Fleet Financing LLC , Series 2022-2 , Class A2 , 4 .65% , 5/21/29 , Callable 12/20/25
@ 100 (a) ......................................................... 749,107 737,952
Enterprise Fleet Financing LLC , Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 3/20/26
@ 100 (a) ......................................................... 1,000,000 988,939
Exeter Automobile Receivables Trust , Series 2020-2A , Class E , 7 .19% , 9/15/27 , Callable
10/15/24 @ 100 (a) .................................................. 1,010,000 1,015,250
Exeter Automobile Receivables Trust , Series 2021-2A , Class C , 0 .98% , 6/15/26 , Callable
7/15/25 @ 100 ..................................................... 898,074 881,606
Exeter Automobile Receivables Trust , Series 2022-5A , Class C , 6 .51% , 12/15/27 , Callable
5/15/26 @ 100 ..................................................... 1,000,000 998,320
Exeter Automobile Receivables Trust , Series 2020-1A , Class E , 3 .74% , 1/15/27 , Callable
8/15/24 @ 100 (a) ................................................... 250,000 240,980
Exeter Automobile Receivables Trust , Series 2021-4 , Class C , 1 .46% , 10/15/27 , Callable
10/15/25 @ 100 .................................................... 1,000,000 967,363
Flagship Credit Auto Trust , Series 4 , Class C , 1 .96% , 12/15/27 , Callable 2/15/26 @ 100 (a) .. 1,000,000 929,096
Flagship Credit Auto Trust , Series 4 , Class B , 1 .49% , 2/15/27 , Callable 2/15/26 @ 100 (a) ... 1,000,000 951,227
Flagship Credit Auto Trust , Series 2019-4 , Class E , 4 .11% , 3/15/27 , Callable 12/15/24 @
100 (a) ........................................................... 1,000,000 946,982
Ford Credit Auto Lease Trust , Series 2023-A , Class C , 5 .54% , 12/15/26 , Callable 8/15/25 @
100 ............................................................. 360,000 353,171
Ford Credit Auto Lease Trust , Series 2023-B , Class C , 6 .43% , 4/15/27 , Callable 3/15/26 @ 100 786,000 784,095
Ford Credit Auto Lease Trust , Series 2022-A , Class B , 3 .81% , 8/15/25 , Callable 10/15/24 @
100 ............................................................. 643,000 629,432
Ford Credit Auto Owner Trust , Series 2023-1 , Class D , 6 .26% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 2,290,000 2,212,520
Ford Credit Auto Owner Trust , Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 822,000 789,879
Ford Credit Auto Owner Trust , Series 2023-1 , Class C , 5 .58% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 1,000,000 969,333
Foursight Capital Automobile Receivables Trust , Series 2022-1 , Class A3 , 1 .83% , 12/15/26 ,
Callable 4/15/25 @ 100 (a) ............................................ 600,000 588,554
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class B , 5 .35% , 3/15/28 ,
Callable 12/15/25 @ 100 (a) ........................................... 626,000 612,132
Foursight Capital Automobile Receivables Trust , Series 2022-2 , Class A3 , 4 .59% , 6/15/27 ,
Callable 8/15/25 @ 100 (a) ............................................ 1,000,000 986,851
Foursight Capital Automobile Receivables Trust , Series 2022-1 , Class B , 2 .15% , 5/17/27 ,
Callable 4/15/25 @ 100 (a) ............................................ 1,000,000 957,070
GECU Auto Receivables Trust , Series 2023-1A , Class A4 , 5 .79% , 10/15/29 , Callable 11/15/28
@ 100 (a) ......................................................... 1,000,000 989,101
GECU Auto Receivables Trust , Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 11/15/28 @
100 (a) ........................................................... 415,000 408,190
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 11/15/28 @
100 (a) ........................................................... 250,000 247,568

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
GLS Auto Receivables Issuer Trust , Series 2019-2A , Class D , 4 .52% , 2/17/26 , Callable
12/15/23 @ 100 (a) .................................................. $ 1,750,000 $ 1,745,651
GLS Auto Receivables Issuer Trust , Series 2022-2A , Class B , 4 .70% , 9/15/26 , Callable 8/15/26
@ 100 (a) ......................................................... 1,000,000 986,641
GLS Auto Receivables Issuer Trust , Series 4A , Class B , 1 .53% , 4/15/26 , Callable 4/15/26 @
100 (a) ........................................................... 480,156 473,877
GLS Auto Receivables Issuer Trust , Series 2019-3A , Class D , 3 .84% , 5/15/26 , Callable 3/15/24
@ 100 (a) ......................................................... 1,000,000 986,157
GLS Auto Receivables Trust , Series 2022-1A , Class B , 2 .84% , 5/15/26 , Callable 5/15/26 @
100 (a) ........................................................... 1,000,000 984,084
GM Financial Automobile Leasing Trust , Series 2023-2 , Class B , 5 .54% , 5/20/27 , Callable
11/20/25 @ 100 .................................................... 417,000 410,643
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 5/15/26 @
100 (a) ........................................................... 1,000,000 985,097
GTE Auto Receivables Trust , Series 2023-1 , Class A3 , 5 .18% , 3/15/28 , Callable 5/15/26 @
100 (a) ........................................................... 1,000,000 988,749
GTE Auto Receivables Trust , Series 2023-1 , Class B , 5 .39% , 8/15/29 , Callable 5/15/26 @
100 (a) ........................................................... 500,000 488,733
Hertz Vehicle Financing III LLC , Series 2022-3A , Class A , 3 .37% , 3/25/25 , Callable 3/25/24
@ 100 (a) ......................................................... 1,000,000 992,943
Hertz Vehicle Financing III LLC , Series 2022-1A , Class B , 2 .19% , 6/25/26 , Callable 6/25/25
@ 100 (a) ......................................................... 1,000,000 933,212
Hertz Vehicle Financing III LLC , Series 2022-1A , Class A , 1 .99% , 6/25/26 , Callable 6/25/25
@ 100 (a) ......................................................... 1,000,000 937,332
Hertz Vehicle Financing III LLC , Series 2023-1A , Class C , 6 .91% , 6/25/27 (a) ........... 1,000,000 989,281
Hertz Vehicle Financing LLC , Series 2022-4A , Class A , 3 .73% , 9/25/26 , Callable 9/25/25 @
100 (a) ........................................................... 1,000,000 957,635
Honda Auto Receivables Owner Trust , Series 2020-3 , Class A3 , 0 .37% , 10/18/24 , Callable
1/18/24 @ 100 ..................................................... 118,833 117,832
Hyundai Auto Receivables Trust , Series 2020-C , Class A3 , 0 .38% , 5/15/25 , Callable 3/15/25 @
100 ............................................................. 220,445 217,626
JPMorgan Chase Bank NA , Series 2020-2 , Class B , 0 .84% , 2/25/28 , Callable 10/25/24 @
100 (a) ........................................................... 452,783 448,418
JPMorgan Chase Bank NA , Series 2021-2 , Class D , 1 .14% , 12/26/28 , Callable 6/25/25 @
100 (a) ........................................................... 235,817 228,788
JPMorgan Chase Bank NA , Series 2021-3 , Class B , 0 .76% , 2/26/29 , Callable 5/25/25 @
100 (a) ........................................................... 217,890 208,353
LAD Auto Receivables Trust , Series 2021-1A , Class B , 1 .94% , 11/16/26 , Callable 8/15/25 @
100 (a) ........................................................... 1,750,000 1,676,004
LAD Auto Receivables Trust , Series 2021-1A , Class A , 1 .30% , 8/17/26 , Callable 8/15/25 @
100 (a) ........................................................... 185,825 182,202
LAD Auto Receivables Trust , Series 2023-2A , Class D , 6 .30% , 2/15/31 , Callable 11/15/25 @
100 (a) ........................................................... 350,000 343,659
LAD Auto Receivables Trust , Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 8/15/25 @
100 (a) ........................................................... 1,000,000 942,169
LAD Auto Receivables Trust , Series 2023-1A , Class D , 7 .30% , 6/17/30 , Callable 5/15/26 @
100 (a) ........................................................... 453,000 456,893
LAD Auto Receivables Trust , Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 4/15/26 @
100 (a) ........................................................... 800,000 788,501
LAD Auto Receivables Trust , Series 2022-1A , Class A , 5 .21% , 6/15/27 , Callable 4/15/26 @
100 (a) ........................................................... 510,744 506,780
Lobel Automobile Receivables Trust , Series 2023-1 , Class A , 6 .97% , 7/15/26 , Callable
11/15/25 @ 100 (a) .................................................. 1,460,495 1,460,024
Navistar Financial Dealer Note Master Owner Trust , Series 2023-1 , Class A , 6 .18% , 8/25/28 (a) 413,793 413,135
OCCU Auto Receivables Trust , Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 10/15/27 @
100 (a) ........................................................... 1,000,000 999,229
OCCU Auto Receivables Trust , Series 2023-1A , Class C , 6 .82% , 9/17/29 , Callable 10/15/27 @
100 (a) ........................................................... 1,000,000 998,696
OCCU Auto Receivables Trust , Series 2023-1A , Class D , 7 .88% , 12/15/31 , Callable 10/15/27
@ 100 (a) ......................................................... 1,000,000 998,593
OCCU Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .29% , 9/17/29 , Callable 10/15/27
@ 100 (a) ......................................................... 925,000 927,979
Oscar U.S. Funding XII LLC , Series 1A , Class A4 , 1 .00% , 4/10/28 , Callable 2/10/25 @ 100 (a) 2,500,000 2,345,284

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Oscar U.S. Funding XIV LLC , Series 2022-1A , Class A3 , 2 .30% , 4/10/26 , Callable 3/10/26 @
100 (a) ........................................................... $ 1,000,000 $ 967,709
PenFed Auto Receivables Owner Trust , Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable
2/15/26 @ 100 (a) ................................................... 917,000 883,052
PenFed Auto Receivables Owner Trust , Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable
2/15/26 @ 100 (a) ................................................... 1,000,000 973,133
PenFed Auto Receivables Owner Trust , Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable
2/15/26 @ 100 (a) ................................................... 452,000 436,890
Prestige Auto Receivables Trust , Series 2023-1A , Class C , 5 .65% , 2/15/28 , Callable 3/15/27 @
100 (a) ........................................................... 1,000,000 982,251
Santander Bank Auto Credit Linked Notes , Series 2023-A , Class C , 6 .74% , 6/15/33 , Callable
7/15/27 @ 100 (a) ................................................... 180,438 180,016
Santander Bank Auto Credit Linked Notes , Series 2023-A , Class D , 7 .08% , 6/15/33 , Callable
7/15/27 @ 100 (a) ................................................... 730,941 729,078
Santander Bank Auto Credit-Linked Notes , Series 2022-B , Class B , 5 .72% , 8/16/32 , Callable
2/15/26 @ 100 (a) ................................................... 469,650 466,809
Santander Bank Auto Credit-Linked Notes , Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable
11/15/25 @ 100 (a) .................................................. 524,761 518,377
Santander Bank Auto Credit-Linked Notes , Series 2022-A , Class C , 7 .38% , 5/15/32 , Callable
11/15/25 @ 100 (a) .................................................. 419,809 417,193
Santander Bank Auto Credit-Linked Notes , Series 2022-C , Class C , 6 .99% , 12/15/32 , Callable
11/15/26 @ 100 (a) .................................................. 636,875 637,012
Santander Bank Auto Credit-Linked Notes , Series 2022-C , Class B , 6 .45% , 12/15/32 , Callable
11/15/26 @ 100 (a) .................................................. 636,875 635,071
Santander Bank Auto Credit-Linked Notes , Series 2022-C , Class D , 8 .20% , 12/15/32 , Callable
11/15/26 @ 100 (a) .................................................. 533,037 537,183
Santander Bank NA , Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 7/15/25 @ 100 (a) .. 140,886 137,324
Santander Retail Auto Lease Trust , Series 2020-B , Class C , 1 .18% , 12/20/24 , Callable 2/20/24
@ 100 (a) ......................................................... 2,000,000 1,974,994
Santander Retail Auto Lease Trust , Series 2021-C , Class C , 1 .11% , 3/20/26 , Callable 6/20/24
@ 100 (a) ......................................................... 535,000 515,550
SFS Auto Receivables Securitization Trust , Series 2023-1A , Class C , 5 .97% , 2/20/31 , Callable
12/20/26 @ 100 (a) .................................................. 903,000 883,398
Tesla Auto Lease Trust , Series 2023-A , Class B , 6 .41% , 7/20/27 , Callable 9/20/25 @ 100 (a) . 1,000,000 994,494
Tesla Auto Lease Trust , Series 2023-B , Class B , 6 .57% , 8/20/27 , Callable 11/20/25 @ 100 (a) . 675,000 674,607
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 9/20/25 @
100 (a) ........................................................... 1,333,000 1,312,458
United Auto Credit Securitization Trust , Series 2022-1 , Class C , 2 .61% , 6/10/27 , Callable
11/10/25 @ 100 (a) .................................................. 859,766 852,749
United Auto Credit Securitization Trust , Series 2023-1 , Class C , 6 .28% , 7/10/28 , Callable
12/10/26 @ 100 (a) .................................................. 2,000,000 1,974,564
Veridian Auto Receivables Trust , Series 2023-1A , Class A3 , 5 .56% , 3/15/28 , Callable 2/15/27
@ 100 (a) ......................................................... 1,000,000 986,942
Veridian Auto Receivables Trust , Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 2/15/27
@ 100 (a) ......................................................... 1,000,000 984,784
Veridian Auto Receivables Trust , Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 2/15/27 @
100 (a) ........................................................... 534,000 526,289
Veridian Auto Receivables Trust , Series 2023-1A , Class C , 6 .37% , 7/16/29 , Callable 2/15/27 @
100 (a) ........................................................... 1,000,000 993,932
Westlake Automobile Receivables Trust , Series 2023-1A , Class B , 5 .41% , 1/18/28 , Callable
3/15/26 @ 100 (a) ................................................... 500,000 492,978
Westlake Automobile Receivables Trust , Series 2022-2A , Class B , 4 .31% , 9/15/27 , Callable
11/15/25 @ 100 (a) .................................................. 800,000 784,478
Westlake Automobile Receivables Trust , Series 2021-3A , Class D , 2 .12% , 1/15/27 , Callable
6/15/25 @ 100 (a) ................................................... 1,000,000 932,331
Westlake Automobile Receivables Trust , Series 2022-1A , Class B , 2 .75% , 3/15/27 , Callable
8/15/25 @ 100 (a) ................................................... 1,000,000 978,768
Westlake Automobile Receivables Trust , Series 2020-1A , Class E , 3 .31% , 10/15/25 , Callable
2/15/24 @ 100 (a) ................................................... 500,000 493,403
Wheels Fleet Lease Funding 1 LLC , Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ......... 900,000 894,787
Wheels Fleet Lease Funding 1 LLC , Series 2023-1A , Class B , 5 .80% , 4/18/38 (a) ......... 1,000,000 980,832
Wheels Fleet Lease Funding 1 LLC , Series 2023-1A , Class C , 6 .18% , 4/18/38 (a) ......... 1,667,000 1,642,764
Wheels Fleet Lease Funding 1 LLC , Series 2022-1A , Class A , 2 .47% , 10/18/36 , Callable
9/18/24 @ 100 (a) ................................................... 552,781 541,861

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
World Omni Select Auto Trust , Series 2023-A , Class C , 6 .00% , 1/16/29 , Callable 3/15/26 @
100 ............................................................. $ 1,000,000 $ 993,713
World Omni Select Auto Trust , Series 2021-A , Class A3 , 0 .53% , 3/15/27 , Callable 7/15/25 @
100 ............................................................. 1,099,097 1,070,604
117,700,869
ABS Card (2.0%):
Evergreen Credit Card Trust , Series 2023-CRT3 , Class C , 7 .31% , 2/15/27 (a) ............. 423,000 422,101
Evergreen Credit Card Trust , Series 2023-CRT3 , Class B , 6 .58% , 2/15/27 (a) ............. 762,000 762,241
Evergreen Credit Card Trust , Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............ 1,000,000 999,164
Evergreen Credit Card Trust , Series 2021-1A , Class A , 0 .90% , 10/15/26 (a) .............. 1,500,000 1,424,107
Evergreen Credit Card Trust , Series 2022-CRT1 , Class B , 5 .61% , 7/15/26 (a) ............. 1,000,000 991,066
Master Credit Card Trust , Series 2021-1A , Class C , 1 .06% , 11/21/25 (a) ................ 1,500,000 1,441,717
Master Credit Card Trust II , Series 2023-1A , Class C , 5 .87% , 6/21/27 (a) ............... 600,000 586,768
Master Credit Card Trust II , Series 2022-1A , Class B , 1 .97% , 7/21/26 (a) ............... 1,000,000 942,661
Master Credit Card Trust II , Series 2023-2A , Class C , 6 .89% , 1/21/27 (a) ............... 476,000 473,819
Master Credit Card Trust II , Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ............... 410,000 408,833
Trillium Credit Card TR , Series 2023-3A , Class C , 6 .94% , 8/28/28 (a) ................. 1,000,000 998,718
Trillium Credit Card Trust II , Series 2023-1A , Class C , 6 .06% , 3/26/31 (a) .............. 375,000 357,655
Trillium Credit Card Trust II , Series 2023-1A , Class B , 5 .23% , 3/26/31 (a) .............. 1,000,000 953,048
10,761,898
ABS Other (8.6%):
AFG ABS I LLC , Series 2023-1 , Class B , 7 .51% , 9/16/30 , Callable 1/15/27 @ 100 (a) ...... 832,992 825,365
Amur Equipment Finance Receivables IX LLC , Series 2021-1A , Class B , 1 .38% , 2/22/27 ,
Callable 11/20/24 @ 100 (a) ........................................... 500,000 479,553
Amur Equipment Finance Receivables IX LLC , Series 2021-1A , Class C , 1 .75% , 6/21/27 ,
Callable 11/20/24 @ 100 (a) ........................................... 1,500,000 1,417,226
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class B , 2 .20% , 1/20/28 ,
Callable 9/20/25 @ 100 (a) ............................................ 541,000 499,405
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class A2 , 1 .64% , 10/20/27 ,
Callable 9/20/25 @ 100 (a) ............................................ 308,130 296,292
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 9/20/27 @ 100 (a) ............................................ 750,000 729,636
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class C , 6 .36% , 12/20/29 ,
Callable 9/20/27 @ 100 (a) ............................................ 655,173 643,011
Atalaya Equipment Leasing Trust , Series 2021-1A , Class A2 , 1 .23% , 5/15/26 , Callable
10/15/24 @ 100 (a) .................................................. 288,850 284,467
CARS LP , Series 2020-1A , Class A1 , 2 .69% , 2/15/50 , Callable 10/15/23 @ 100 (a) ........ 580,010 547,454
CARS-DB7 LP , Series 2023-1A , Class A1 , 5 .75% , 9/15/53 , Callable 9/15/28 @ 100 (a) ..... 1,000,000 981,173
CCG Receivables Trust , Series 2023-1 , Class B , 5 .99% , 9/16/30 , Callable 6/14/26 @ 100 (a) . 1,000,000 989,776
CCG Receivables Trust , Series 2023-1 , Class C , 6 .28% , 9/16/30 , Callable 6/14/26 @ 100 (a) . 1,777,778 1,771,300
Conn's Receivables Funding LLC , Series 2023-A , Class A , 8 .01% , 1/17/28 , Callable 4/15/24
@ 100 (a) ......................................................... 608,959 609,808
Conn's Receivables Funding LLC , Series 2023-A , Class B , 10 .00% , 1/17/28 , Callable 12/15/24
@ 100 (a) ......................................................... 451,000 452,392
Conn's Receivables Funding LLC , Series 2022-A , Class B , 9 .52% , 12/15/26 , Callable 7/15/24
@ 100 (a) ......................................................... 1,137,346 1,142,779
CP EF Asset Securitization I LLC , Series 2022-1A , Class A , 5 .96% , 4/15/30 , Callable 11/15/25
@ 100 (a) ......................................................... 776,692 764,722
Dell Equipment Finance Trust , Series 2021-2 , Class C , 0 .94% , 12/22/26 , Callable 2/22/24 @
100 (a) ........................................................... 500,000 487,519
Dell Equipment Finance Trust , Series 2021-1 , Class D , 1 .03% , 11/23/26 , Callable 10/22/23 @
100 (a) ........................................................... 500,000 500,000
Dell Equipment Finance Trust , Series 2023-1 , Class D , 6 .80% , 3/22/29 , Callable 10/22/25 @
100 (a) ........................................................... 909,091 910,464
Dell Equipment Finance Trust , Series 2023-2 , Class C , 6 .06% , 1/22/29 , Callable 2/22/26 @
100 (a) ........................................................... 1,000,000 992,290
Dell Equipment Finance Trust , Series 2023-2 , Class D , 6 .74% , 7/23/29 , Callable 2/22/26 @
100 (a) ........................................................... 761,000 760,660
Dext ABS LLC , Series 2023-1 , Class B , 6 .55% , 3/15/32 , Callable 2/15/27 @ 100 (a) ....... 2,000,000 1,991,946
Dext ABS LLC , Series 2021-1 , Class C , 2 .29% , 9/15/28 , Callable 4/15/26 @ 100 (a) ....... 1,000,000 916,522
Dext ABS LLC , Series 2020-1 , Class C , 3 .03% , 11/15/27 , Callable 9/15/24 @ 100 (a) ...... 300,000 292,053
Dext ABS LLC , Series 2023-1 , Class A2 , 5 .99% , 3/15/32 , Callable 2/15/27 @ 100 (a) ...... 1,000,000 993,026

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Diamond Issuer , Series 2021-1A , Class B , 2 .70% , 11/20/51 , Callable 11/20/25 @ 100 (a) .... $ 655,000 $ 534,612
DLLAA LLC , Series 2023-1A , Class A4 , 5 .35% , 3/20/31 , Callable 1/20/27 @ 100 (a) ...... 571,429 563,410
DLLAA LLC , Series 2023-1A , Class A3 , 5 .64% , 2/22/28 , Callable 12/20/27 @ 100 (a) ..... 1,000,000 994,462
DLLST LLC , Series 2022-1A , Class A4 , 3 .69% , 9/20/28 , Callable 6/20/25 @ 100 (a) ....... 1,000,000 973,273
Encina Equipment Finance LLC , Series 2022-1A , Class A2 , 4 .88% , 11/15/28 , Callable 1/15/26
@ 100 (a) ......................................................... 975,000 955,126
FirstKey Homes Trust , Series 2021-SFR3 , Class B , 2 .44% , 12/17/38 (a) ................ 1,000,000 891,763
FirstKey Homes Trust , Series 2021-SFR3 , Class A , 2 .14% , 12/17/38 (a) ................ 988,070 874,238
FirstKey Homes Trust , Series 2021-SFR3 , Class C , 2 .54% , 12/17/38 (a) ................ 1,000,000 885,524
Flexential Issuer , Series 2021-1A , Class A2 , 3 .25% , 11/27/51 , Callable 11/25/25 @ 100 (a) .. 1,000,000 875,618
Ford Credit Floorplan Master Owner Trust , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ...... 532,000 520,516
Frontier Issuer LLC , Series 2023-1 , Class B , 8 .30% , 8/20/53 , Callable 7/20/26 @ 100 (a) .... 466,667 442,946
GreatAmerica Leasing Receivables , Series 2023-1 , Class B , 5 .21% , 3/15/30 , Callable 7/15/27
@ 100 (a) ......................................................... 500,000 481,555
HPEFS Equipment Trust , Series 2021-1A , Class C , 0 .75% , 3/20/31 , Callable 4/20/24 @ 100 (a) 968,133 963,349
HPEFS Equipment Trust , Series 2023-2A , Class D , 6 .97% , 7/21/31 , Callable 12/20/26 @
100 (a) ........................................................... 500,000 500,863
HPEFS Equipment Trust , Series 2021-1A , Class D , 1 .03% , 3/20/31 , Callable 4/20/24 @ 100 (a) 2,500,000 2,442,702
HPEFS Equipment Trust , Series 2021-2A , Class C , 0 .88% , 9/20/28 , Callable 7/20/24 @ 100 (a) 300,000 294,005
HPEFS Equipment Trust , Series 2022-1A , Class D , 2 .40% , 11/20/29 , Callable 4/20/25 @
100 (a) ........................................................... 667,000 620,659
John Deere Owner Trust , Series 2021-B , Class A3 , 0 .52% , 3/16/26 , Callable 4/15/25 @ 100 . 1,107,470 1,066,129
Kubota Credit Owner Trust , Series 2022-1A , Class A3 , 2 .67% , 10/15/26 , Callable 1/15/26 @
100 (a) ........................................................... 1,000,000 955,371
M&T Equipment , Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 8/15/27 @ 100 (a) .... 1,038,000 1,011,191
New Economy Assets Phase 1 Sponsor LLC , Series 2021-1 , Class B1 , 2 .41% , 10/20/61 ,
Callable 10/20/24 @ 100 (a) ........................................... 293,000 243,627
New Economy Assets Phase 1 Sponsor LLC , Series 2021-1 , Class A1 , 1 .91% , 10/20/61 ,
Callable 10/20/24 @ 100 (a) ........................................... 903,000 778,655
NMEF Funding LLC , Series 2023-A , Class B , 6 .83% , 6/17/30 , Callable 10/15/27 @ 100 (a) .. 500,000 498,052
NMEF Funding LLC , Series 2022-A , Class B , 3 .35% , 10/16/28 , Callable 7/15/25 @ 100 (a) .. 1,000,000 949,639
NMEF Funding LLC , Series 2022-A , Class A2 , 2 .58% , 10/16/28 , Callable 7/15/25 @ 100 (a) . 537,451 526,857
NMEF Funding LLC , Series 2022-B , Class A2 , 6 .07% , 6/15/29 , Callable 10/15/26 @ 100 (a) . 868,227 864,106
Pawneee Equipment Receivables LLC , Series 2021-1 , Class A2 , 1 .10% , 7/15/27 , Callable
8/15/25 @ 100 (a) ................................................... 721,797 700,469
Pawneee Equipment Receivables LLC , Series 2022-1 , Class A3 , 5 .17% , 2/15/28 , Callable
8/15/26 @ 100 (a) ................................................... 1,000,000 987,816
Post Road Equipment Finance , Series 2021-1A , Class C , 1 .39% , 6/15/27 , Callable 12/15/23 @
100 (a) ........................................................... 500,000 495,912
PSNH Funding LLC , Series 2018-1 , Class A1 , 3 .09% , 2/1/26 ....................... 22,741 22,510
SCF Equipment Leasing LLC , Series 2019-2A , Class A2 , 2 .47% , 4/20/26 , Callable 11/20/24 @
100 (a) ........................................................... 27,872 27,791
SCF Equipment Leasing LLC , Series 2020-1A , Class A3 , 1 .19% , 10/20/27 , Callable 12/20/24
@ 100 (a) ......................................................... 139,873 138,909
SCF Equipment Leasing LLC , Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 12/20/24 @
100 (a) ........................................................... 100,000 97,310
SCF Equipment Leasing LLC , Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 10/20/29 @
100 (a) ........................................................... 428,571 426,018
SCF Equipment Leasing LLC , Series 2021-1A , Class D , 1 .93% , 9/20/30 , Callable 1/20/26 @
100 (a) ........................................................... 250,000 221,151
Vantage Data Centers Issuer LLC , Series 2019-1A , Class A2 , 3 .19% , 7/15/44 , Callable
10/15/23 @ 100 (a) .................................................. 479,583 466,138
Vantage Data Centers LLC , Series 2020-1A , Class A2 , 1 .65% , 9/15/45 , Callable 10/15/23 @
100 (a) ........................................................... 1,000,000 902,952
VB-S1 Issuer LLC - VBTEL , Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @
100 (a) ........................................................... 1,000,000 872,064
Verdant Receivables LLC , Series 2023-1A , Class B , 6 .05% , 1/13/31 , Callable 3/12/27 @
100 (a) ........................................................... 500,000 489,465
Verdant Receivables LLC , Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 3/12/27 @
100 (a) ........................................................... 483,000 481,147

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Verdant Receivables LLC , Series 2023-1A , Class C , 6 .73% , 1/13/31 , Callable 3/12/27 @
100 (a) ........................................................... $ 374,000 $ 372,086
47,688,825
Total Asset-Backed Securities (Cost $179,361,442) 176,151,592
Collateralized Loan Obligations (0.8%)
Cash Flow CLO (0.8%):
Barrow Hanley CLO I Ltd. , Series 2023-1A , Class A1 , 7 .17% ( TSFR3M + 230 bps ) , 4/20/35 ,
Callable 4/20/24 @ 100 (a) (b) .......................................... 1,000,000 1,014,929
Palmer Square Loan Funding Ltd. , Series 2023-1A , Class A1 , 6 .96% ( TSFR3M + 170 bps ) ,
7/20/31 , Callable 7/20/24 @ 100 (a) (b) .................................... 1,000,000 999,400
Palmer Square Loan Funding Ltd. , Series 2023-1A , Class A2 , 7 .76% ( TSFR3M + 250 bps ) ,
7/20/31 , Callable 7/20/24 @ 100 (a) (b) .................................... 500,000 499,750
Stratus CLO Ltd. , Series 2021-3A , Class B , 7 .14% ( TSFR3M + 181 bps ) , 12/29/29 , Callable
10/20/23 @ 100 (a) (b) ................................................ 821,000 808,549
Stratus CLO Ltd. , Series 2021-3A , Class A , 6 .54% ( TSFR3M + 121 bps ) , 12/29/29 , Callable
10/20/23 @ 100 (a) (b) ................................................ 760,740 757,563
4,080,191
Total Collateralized Loan Obligations (Cost $4,081,740) 4,080,191
Collateralized Mortgage Obligations (4.5%)
Commercial MBS (4.5%):
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (c) .................. 1,000,000 845,239
BBCMS Mortgage Trust , Series 2020-BID , Class C , 9 .09% ( TSFR1M + 375 bps ) ,
10/15/37 (a) (b) ..................................................... 1,000,000 918,355
BBCMS Mortgage Trust , Series 2020-BID , Class B , 7 .99% ( TSFR1M + 265 bps ) ,
10/15/37 (a) (b) ..................................................... 1,750,000 1,623,860
BPR Trust , Series 2021-TY , Class C , 7 .15% ( TSFR1M + 181 bps ) , 9/15/38 (a) (b) ........... 1,000,000 933,707
BPR Trust , Series 2022-STAR , Class A , 8 .56% ( TSFR1M + 323 bps ) , 8/15/24 (a) (b) ........ 2,000,000 1,986,631
BPR Trust , Series 2021-TY , Class A , 6 .50% ( TSFR1M + 116 bps ) , 9/15/38 (a) (b) ........... 1,000,000 963,330
BX Commercial Mortgage Trust , Series 2019-XL , Class D , 6 .90% ( TSFR1M + 156 bps ) ,
10/15/36 (a) (b) ..................................................... 2,465,000 2,443,068
BX Trust , Series 2022-LBA6 , Class C , 6 .93% ( TSFR1M + 160 bps ) , 1/15/39 (a) (b) ......... 1,000,000 972,807
BX Trust , Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) .......................... 1,000,000 921,238
Citigroup Commercial Mortgage Trust , Series 2019-SMRT , Class B , 4 .38% , 1/10/36 (a) ..... 500,000 498,161
COMM Mortgage Trust , Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @
100 (c) ........................................................... 1,500,000 1,439,554
COMM Mortgage Trust , Series 2014-277P , Class A , 3 .73% , 8/10/49 , Callable 8/10/24 @
100 (a) (c) ......................................................... 3,000,000 2,818,844
COMM Mortgage Trust , Series 2014- 277P , Class C , 3 .73% , 8/10/49 , Callable 8/10/24 @
100 (a) (c) ......................................................... 333,000 306,481
GS Mortgage Securities Corp. II , Series 2023-SHIP , Class B , 5 .10% , 9/10/38 (a) (c) ........ 600,000 570,378
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 1,000,000 936,684
Hudson Yards Mortgage Trust , Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26
@ 100 (a) ......................................................... 1,500,000 1,356,084
KNDL Mortgage Trust , Series 2019-KNSQ , Class B , 6 .48% ( TSFR1M + 115 bps ) , 5/15/36 (a) (b) 500,000 496,879
KNDL Mortgage Trust , Series 2019-KNSQ , Class C , 6 .58% ( TSFR1M + 125 bps ) , 5/15/36 (a) (b) 1,175,000 1,164,304
SCOTT Trust , Series 2023-SFS , Class AS , 6 .20% , 3/15/40 (a) ....................... 785,714 753,174
SMRT , Series 2022-MINI , Class B , 6 .68% ( TSFR1M + 135 bps ) , 1/15/39 (a) (b) ............ 1,000,000 970,985
SREIT Trust , Series 2021-MFP2 , Class B , 6 .62% ( TSFR1M + 129 bps ) , 11/15/36 (a) (b) ...... 1,000,000 979,180
SREIT Trust , Series 2021-MFP2 , Class A , 6 .27% ( TSFR1M + 94 bps ) , 11/15/36 (a) (b) ....... 1,000,000 982,552
24,881,495
Total Collateralized Mortgage Obligations (Cost $25,727,231) 24,881,495

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VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Senior Secured Loans (0.4%)
Consumer Discretionary (0.2%):
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien , 9 .08%
( SOFR03M + 375 bps ) , 10/20/27 (b) ....................................... $ 1,275,000 $ 1,319,153
Industrials (0.2%):
MasTec, Inc., Three-Year Term Loan, First Lien , 6 .71% ( SOFR01M + 138 bps ) , 9/1/25 (b) .... 1,000,000 998,750
Total Senior Secured Loans (Cost $2,273,368) 2,317,903
Corporate Bonds (42.0%)
Communication Services (0.9%):
Paramount Global , 2 .90% , 1/15/27 , Callable 10/15/26 @ 100 ....................... 580,000 513,485
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC , 4 .74% ,
3/20/25 , Callable 3/20/24 @ 100 (a) ...................................... 790,500 779,487
TEGNA, Inc. , 4 .75% , 3/15/26 , Callable 11/6/23 @ 102.38 (a) ........................ 2,000,000 1,895,129
Warnermedia Holdings, Inc. , 3 .76% , 3/15/27 , Callable 2/15/27 @ 100 ................. 2,000,000 1,846,117
5,034,218
Consumer Discretionary (2.9%):
Advance Auto Parts, Inc.
1 .75% , 10/1/27 , Callable 8/1/27 @ 100 ................................... 1,000,000 811,800
5 .95% , 3/9/28 , Callable 2/9/28 @ 100 .................................... 1,000,000 946,253
3 .90% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 1,000,000 811,721
Association of American Medical Colleges , 2 .12% , 10/1/24 ......................... 750,000 715,419
Daimler Trucks Finance North America LLC , 1 .63% , 12/13/24 (a) .................... 2,000,000 1,899,018
Expedia Group, Inc. , 6 .25% , 5/1/25 , Callable 2/1/25 @ 100 (a) ....................... 1,000,000 1,000,256
General Motors Financial Co., Inc. , 5 .40% , 4/6/26 ............................... 1,000,000 978,888
Genting New York LLC/GENNY Capital, Inc. , 3 .30% , 2/15/26 , Callable 1/15/26 @ 100 (a) .. 500,000 445,682
Lithia Motors, Inc. , 4 .63% , 12/15/27 , Callable 11/6/23 @ 103.47 (a) ................... 2,000,000 1,825,083
LKQ Corp. , 5 .75% , 6/15/28 , Callable 5/15/28 @ 100 (a) ........................... 1,000,000 977,016
Mattel, Inc. , 3 .75% , 4/1/29 , Callable 4/1/24 @ 101.88 (a) ........................... 1,000,000 870,248
Nissan Motor Acceptance Co. LLC
2 .00% , 3/9/26 , Callable 2/9/26 @ 100 (a) .................................. 3,044,000 2,720,608
1 .85% , 9/16/26 , Callable 8/16/26 @ 100 (a) ................................ 513,000 446,237
Nordstrom, Inc. , 2 .30% , 4/8/24 , Callable 10/23/23 @ 100 .......................... 1,000,000 978,753
QVC, Inc. , 4 .45% , 2/15/25 , Callable 11/15/24 @ 100 ............................. 617,000 539,478
15,966,460
Consumer Staples (0.8%):
Dollar General Corp. , 5 .20% , 7/5/28 , Callable 6/5/28 @ 100 ........................ 1,000,000 968,223
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
6 .50% , 4/15/29 , Callable 4/15/24 @ 103.25 (a) .............................. 319,000 304,863
5 .50% , 1/15/30 , Callable 1/15/25 @ 102.75 (a) .............................. 408,000 380,750
Philip Morris International, Inc.
4 .88% , 2/15/28 , Callable 1/15/28 @ 100 .................................. 2,000,000 1,937,201
5 .25% , 9/7/28 , Callable 8/7/28 @ 100 .................................... 1,000,000 979,059
4,570,096
Energy (2.9%):
Antero Resources Corp. , 7 .63% , 2/1/29 , Callable 2/1/24 @ 103.81 (a) .................. 500,000 506,425
Columbia Pipelines Holding Co. LLC , 6 .04% , 8/15/28 , Callable 7/15/28 @ 100 (a) ........ 500,000 497,585
Endeavor Energy Resources LP , 5 .75% , 1/30/28 , Callable 11/6/23 @ 102.88 (a) ........... 1,500,000 1,446,992
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (b) (d) ..................... 1,000,000 920,872
6 .75% ( H15T5Y + 513 bps ) , Callable 5/15/25 @ 100 (b) (d) ...................... 167,000 154,430
4 .90% , 2/1/24 , Callable 11/6/23 @ 100 ................................... 1,000,000 995,724
Gray Oak Pipeline LLC , 2 .60% , 10/15/25 , Callable 9/15/25 @ 100 (a) ................. 690,000 636,167
Laredo Petroleum, Inc. , 9 .50% , 1/15/25 , Callable 11/6/23 @ 102.38 ................... 1,000,000 1,008,910
Midwest Connector Capital Co. LLC , 3 .90% , 4/1/24 , Callable 3/1/24 @ 100 (a) ........... 2,500,000 2,466,600
Murphy Oil Corp. , 5 .88% , 12/1/27 , Callable 10/23/23 @ 102.94 ..................... 1,690,000 1,639,691
Parsley Energy LLC/Parsley Finance Corp. , 4 .13% , 2/15/28 , Callable 11/6/23 @ 102.06 (a) .. 2,000,000 1,845,034
PDC Energy, Inc. , 5 .75% , 5/15/26 , Callable 11/6/23 @ 101.44 ....................... 1,000,000 997,368
Targa Resources Partners LP/Targa Resources Partners Finance Corp.

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VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
6 .50% , 7/15/27 , Callable 11/6/23 @ 103.25 ................................ $ 1,000,000 $ 997,667
5 .00% , 1/15/28 , Callable 11/6/23 @ 102.5 ................................. 871,000 827,962
The Williams Cos., Inc. , 5 .40% , 3/2/26 ....................................... 1,000,000 992,108
15,933,535
Financials (20.9%):
Alexander Funding Trust , 1 .84% , 11/15/23 (a) ................................... 4,060,000 4,032,064
Ally Financial, Inc.
1 .45% , 10/2/23 .................................................... 2,000,000 2,000,000
6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (b) .................... 3,056,000 2,990,343
Antares Holdings LP , 8 .50% , 5/18/25 , Callable 4/18/25 @ 100 (a) ..................... 1,000,000 1,006,934
Ares Capital Corp. , 3 .25% , 7/15/25 , Callable 6/15/25 @ 100 ........................ 750,000 702,148
Assurant, Inc. , 6 .10% , 2/27/26 , Callable 1/27/26 @ 100 ........................... 1,765,000 1,739,038
Athene Global Funding
1 .20% , 10/13/23 (a) .................................................. 875,000 873,751
1 .72% , 1/7/25 (a) ................................................... 2,000,000 1,874,947
Bank of America Corp. , 6 .50% ( TSFR3M + 444 bps ) , Callable 10/23/24 @ 100 (b) (d) ....... 500,000 496,860
Blackstone Private Credit Fund
1 .75% , 9/15/24 (a) (e) ................................................ 1,000,000 953,691
2 .35% , 11/22/24 (a) .................................................. 1,000,000 950,818
7 .05% , 9/29/25 (a) .................................................. 500,000 500,703
2 .63% , 12/15/26 , Callable 11/15/26 @ 100 ................................. 500,000 430,147
Cadence Bancorp , 4 .75% ( US0003M + 303 bps ) , 6/30/29 , Callable 6/30/24 @ 100 (b) ....... 2,082,000 1,992,945
Cadence Bank , 7 .25% ( US0003M + 454 bps ) , 6/28/29 , Callable 6/28/24 @ 100 (a) (b) ........ 1,000,000 958,378
Capital One Financial Corp.
4 .17% ( SOFR + 137 bps ) , 5/9/25 , Callable 5/9/24 @ 100 (b) ...................... 1,000,000 979,956
5 .47% ( SOFR + 208 bps ) , 2/1/29 , Callable 2/1/28 @ 100 (b) ...................... 1,000,000 950,357
6 .31% ( SOFR + 264 bps ) , 6/8/29 , Callable 6/8/28 @ 100 (b) ...................... 1,000,000 977,556
Citizens Bank NA , 6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (b) ........ 2,000,000 1,930,127
Citizens Bank NA/Providence RI
4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (b) .................... 760,000 734,932
4 .58% ( SOFR + 200 bps ) , 8/9/28 , Callable 8/9/27 @ 100 (b) ...................... 334,000 304,453
DAE Funding LLC , 1 .55% , 8/1/24 , Callable 7/1/24 @ 100 (a) ....................... 250,000 239,394
Enact Holdings, Inc. , 6 .50% , 8/15/25 , Callable 2/15/25 @ 100 (a) ..................... 1,718,000 1,693,595
Entergy Texas Restoration Funding II LLC , 3 .05% , 12/15/27 ........................ 526,179 494,855
F&G Global Funding , 5 .15% , 7/7/25 (a) ....................................... 1,000,000 969,648
Fifth Third Bancorp , 4 .50% ( H15T5Y + 422 bps ) , Callable 9/30/25 @ 100 (b) (d) ........... 2,916,000 2,628,980
First American Financial Corp. , 4 .60% , 11/15/24 ................................ 2,399,000 2,350,905
First Citizens BancShares, Inc. , 3 .38% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 3/15/25 @
100 (b) ........................................................... 1,000,000 920,763
First Financial Bancorp , 5 .13% , 8/25/25 ....................................... 1,000,000 903,801
First Horizon Corp. , 4 .00% , 5/26/25 , Callable 4/26/25 @ 100 ....................... 1,450,000 1,365,531
Ford Motor Credit Co. LLC
3 .38% , 11/13/25 , Callable 10/13/25 @ 100 ................................. 1,000,000 927,569
4 .95% , 5/28/27 , Callable 4/28/27 @ 100 .................................. 1,000,000 938,684
FS KKR Capital Corp.
4 .25% , 2/14/25 , Callable 1/14/25 @ 100 (a) ................................ 1,400,000 1,337,683
3 .40% , 1/15/26 , Callable 12/15/25 @ 100 ................................. 2,024,000 1,853,254
Fulton Financial Corp. , 3 .25% ( TSFR3M + 230 bps ) , 3/15/30 , Callable 3/15/25 @ 100 (b) .... 1,000,000 840,698
GA Global Funding Trust , 1 .63% , 1/15/26 (a) ................................... 500,000 446,112
Horace Mann Educators Corp. , 7 .25% , 9/15/28 , Callable 8/15/28 @ 100 ................ 2,000,000 1,998,863
HSB Group, Inc. , 6 .48% ( TSFR3M + 117 bps ) , 7/15/27 , Callable 11/6/23 @ 100 (b) ......... 750,000 684,330
Huntington Bancshares, Inc. , 4 .45% ( H15T7Y + 405 bps ) , Callable 10/15/27 @ 100 (b) (d) .... 1,150,000 944,697
Hyundai Capital America , 5 .50% , 3/30/26 (a) ................................... 1,000,000 987,172
KeyCorp. , 3 .88% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 5/23/24 @ 100 , MTN (b) ....... 2,250,000 2,155,647
Luther Burbank Corp. , 6 .50% , 9/30/24 , Callable 8/31/24 @ 100 (a) .................... 1,250,000 1,206,161
M T Bank Corp. , 3 .50% ( H15T5Y + 268 bps ) , Callable 9/1/26 @ 100 (b) (d) ............... 300,000 210,169
Main Street Capital Corp.
5 .20% , 5/1/24 ..................................................... 2,400,000 2,371,139
3 .00% , 7/14/26 , Callable 6/14/26 @ 100 .................................. 500,000 441,733
Manufacturers & Traders Trust Co. , 4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ........... 2,000,000 1,906,267
Metropolitan Tower Life Insurance Co. , 7 .63% , 1/15/24 (a) ......................... 500,000 500,669
Morgan Stanley , 0 .79% ( SOFR + 53 bps ) , 5/30/25 , Callable 5/30/24 @ 100 (b) ............. 2,000,000 1,920,589
National General Holdings Corp. , 6 .75% , 5/15/24 (a) .............................. 1,000,000 1,002,139

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
National Securities Clearing Corp.
5 .15% , 5/30/25 (a) .................................................. $ 1,000,000 $ 990,539
5 .00% , 5/30/28 , Callable 4/30/28 @ 100 (a) ................................ 375,000 366,454
OneMain Finance Corp. , 8 .25% , 10/1/23 ...................................... 500,000 500,000
OWL Rock Core Income Corp.
5 .50% , 3/21/25 (a) .................................................. 2,000,000 1,935,651
7 .75% , 9/16/27 , Callable 8/16/27 @ 100 (a) ................................ 1,000,000 991,585
Penske Truck Leasing Co. LP/PTL Finance Corp. , 5 .75% , 5/24/26 , Callable 4/24/26 @ 100 (a) 1,000,000 985,204
People's United Bank NA , 4 .00% , 7/15/24 , Callable 4/16/24 @ 100 ................... 1,000,000 974,543
PRA Group, Inc. , 8 .38% , 2/1/28 , Callable 2/1/25 @ 104.19 (a) ....................... 1,444,000 1,318,254
ProAssurance Corp. , 5 .30% , 11/15/23 ........................................ 1,809,000 1,805,189
Radian Group, Inc. , 4 .50% , 10/1/24 , Callable 7/1/24 @ 100 ......................... 2,503,000 2,432,707
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (b) (d) ........ 2,998,000 2,849,739
SCE Recovery Funding LLC , 0 .86% , 11/15/31 .................................. 1,636,165 1,355,351
SLM Corp. , 4 .20% , 10/29/25 , Callable 9/29/25 @ 100 ............................ 1,650,000 1,543,501
Starwood Property Trust, Inc. , 3 .63% , 7/15/26 , Callable 1/15/26 @ 100 (a) .............. 500,000 444,067
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 1,700,000 1,247,121
Synchrony Bank , 5 .40% , 8/22/25 , Callable 7/22/25 @ 100 ......................... 1,000,000 961,976
Synchrony Financial
4 .88% , 6/13/25 , Callable 5/13/25 @ 100 .................................. 1,000,000 954,787
3 .95% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 1,000,000 878,773
Synovus Bank , 5 .63% , 2/15/28 , Callable 1/15/28 @ 100 ........................... 1,000,000 900,983
Synovus Financial Corp. , 5 .90% ( USSW5 + 338 bps ) , 2/7/29 , Callable 2/7/24 @ 100 (b) ...... 1,500,000 1,387,103
Texas Capital Bancshares, Inc. , 4 .00% ( H15T5Y + 315 bps ) , 5/6/31 , Callable 5/6/26 @ 100 (b) . 1,500,000 1,244,728
Texas Capital Bank NA , 5 .25% , 1/31/26 ...................................... 1,000,000 930,647
The Bank of New York Mellon Corp. , 4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @
100 (b) (d) ......................................................... 2,376,000 2,295,074
The Charles Schwab Corp. , 5 .38% ( H15T5Y + 497 bps ) , Callable 6/1/25 @ 100 (b) (d) (e) ..... 3,000,000 2,889,540
The Huntington National Bank , 5 .50% ( TSFR3M + 535 bps ) , 5/6/30 , Callable 5/6/25 @ 100 (b) 2,000,000 1,885,865
The PNC Financial Services Group, Inc. , 3 .90% , 4/29/24 , Callable 3/29/24 @ 100 ........ 2,750,000 2,713,006
The Prudential Insurance Co. of America , 8 .30% , 7/1/25 (a) ......................... 1,000,000 1,024,927
TIAA FSB Holdings, Inc.
5 .75% , 7/2/25 , Callable 6/2/25 @ 100 .................................... 1,000,000 940,641
10 .38% ( TSFR3M + 497 bps ) , 3/15/26 , Callable 11/6/23 @ 100 (b) ................. 750,000 741,412
Truist Financial Corp. , 4 .95% ( H15T5Y + 461 bps ) , Callable 9/1/25 @ 100 (b) (d) .......... 3,000,000 2,779,847
US Bancorp
3 .10% , 4/27/26 , Callable 3/27/26 @ 100 , MTN ............................. 1,750,000 1,626,173
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (b) .................... 1,000,000 973,910
WEA Finance LLC/Westfield UK & Europe Finance PLC , 3 .75% , 9/17/24 , Callable 6/17/24 @
100 (a) ........................................................... 1,700,000 1,634,956
Webster Financial Corp. , 4 .38% , 2/15/24 , Callable 1/16/24 @ 100 .................... 2,550,000 2,508,189
Wells Fargo & Co.
5 .90% , Callable 6/15/24 @ 100 (d) ....................................... 3,500,000 3,444,672
3 .90% ( H15T5Y + 345 bps ) , Callable 3/15/26 @ 100 (b) (d) ...................... 1,000,000 871,922
6 .07% ( TSFR3M + 76 bps ) , 1/15/27 , Callable 11/6/23 @ 100 (b) ................... 500,000 475,827
115,426,058
Health Care (1.1%):
Astrazeneca Finance LLC , 0 .70% , 5/28/24 , Callable 10/16/23 @ 100 .................. 1,000,000 968,139
CommonSpirit Health , 6 .07% , 11/1/27 , Callable 8/1/27 @ 100 ....................... 1,500,000 1,513,078
CVS Health Corp. , 5 .00% , 2/20/26 , Callable 1/20/26 @ 100 ........................ 1,000,000 984,327
Health Care Service Corp. A Mutual Legal Reserve Co. , 2 .20% , 6/1/30 , Callable 3/1/30 @
100 (a) ........................................................... 1,000,000 800,833
Hikma Finance USA LLC , 3 .25% , 7/9/25 ...................................... 2,000,000 1,896,381
6,162,758
Industrials (3.9%):
American Airlines Pass Through Trust , 4 .00% , 9/22/27 ............................ 483,532 434,082
Ashtead Capital, Inc. , 4 .38% , 8/15/27 , Callable 10/23/23 @ 101.46 (a) ................. 3,435,000 3,180,376
Aviation Capital Group LLC , 5 .50% , 12/15/24 , Callable 11/15/24 @ 100 (a) ............. 1,000,000 983,438
British Airways Pass Through Trust , 4 .63% , 6/20/24 (a) ............................ 358,404 353,698
Concentrix Corp.
6 .65% , 8/2/26 , Callable 7/2/26 @ 100 .................................... 1,000,000 994,254
6 .60% , 8/2/28 , Callable 7/2/28 @ 100 .................................... 1,000,000 964,778

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Delta Air Lines Pass Through Trust , 2 .00% , 6/10/28 .............................. $ 820,618 $ 718,915
HEICO Corp. , 5 .25% , 8/1/28 , Callable 7/1/28 @ 100 ............................. 1,000,000 975,734
Hexcel Corp. , 4 .95% , 8/15/25 , Callable 5/15/25 @ 100 ............................ 1,600,000 1,554,082
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. , 6 .50% , 6/20/27 ,
Callable 11/6/23 @ 103.25 (a) .......................................... 1,500,000 1,488,820
Otis Worldwide Corp. , 5 .25% , 8/16/28 , Callable 7/16/28 @ 100 ...................... 1,000,000 981,872
Regal Rexnord Corp.
6 .05% , 2/15/26 (a) .................................................. 1,000,000 987,180
6 .05% , 4/15/28 , Callable 3/15/28 @ 100 (a) ................................ 1,000,000 972,253
Ryder System, Inc. , 5 .25% , 6/1/28 , Callable 5/1/28 @ 100 , MTN ..................... 1,000,000 974,045
Spirit Airlines Pass Through Trust , 4 .45% , 4/1/24 ................................ 726,883 714,773
Stanley Black & Decker, Inc. , 6 .27% , 3/6/26 , Callable 3/6/24 @ 100 .................. 1,000,000 1,004,568
The Nature Conservancy , 0 .63% , 7/1/24 ....................................... 650,000 623,373
U.S. Airways Pass Through Trust , 3 .95% , 11/15/25 ............................... 1,191,585 1,126,767
United Airlines Pass Through Trust
4 .15% , 4/11/24 ..................................................... 507,813 500,987
4 .88% , 1/15/26 .................................................... 221,750 213,324
XPO Escrow Sub LLC , 7 .50% , 11/15/27 , Callable 11/15/24 @ 103.75 (a) ............... 500,000 505,040
XPO, Inc. , 6 .25% , 6/1/28 , Callable 6/1/25 @ 103.13 (a) ............................ 1,019,000 984,122
21,236,481
Information Technology (0.6%):
Arrow Electronics, Inc. , 6 .13% , 3/1/26 , Callable 3/1/24 @ 100 ...................... 1,000,000 994,803
CDW LLC/CDW Finance Corp. , 2 .67% , 12/1/26 , Callable 11/1/26 @ 100 .............. 825,000 743,988
Qorvo, Inc. , 1 .75% , 12/15/24 , Callable 10/16/23 @ 100 (a) ......................... 1,675,000 1,577,688
3,316,479
Materials (1.4%):
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,700,000 1,571,413
Berry Global, Inc. , 4 .88% , 7/15/26 , Callable 11/6/23 @ 101.22 (a) .................... 1,650,000 1,578,055
Celanese US Holdings LLC
1 .40% , 8/5/26 , Callable 7/5/26 @ 100 .................................... 1,000,000 870,122
6 .17% , 7/15/27 , Callable 6/15/27 @ 100 .................................. 1,000,000 985,942
EIDP, Inc. , 4 .50% , 5/15/26 , Callable 4/15/26 @ 100 .............................. 1,000,000 973,548
FMC Corp. , 5 .15% , 5/18/26 , Callable 4/18/26 @ 100 ............................. 1,000,000 971,157
Vulcan Materials Co. , 5 .80% , 3/1/26 , Callable 3/1/24 @ 100 ........................ 1,000,000 995,998
7,946,235
Real Estate (4.9%):
Boston Properties LP , 6 .75% , 12/1/27 , Callable 11/1/27 @ 100 ...................... 1,500,000 1,507,996
CBRE Services, Inc. , 4 .88% , 3/1/26 , Callable 12/1/25 @ 100 ........................ 1,097,000 1,067,083
Federal Realty OP LP , 5 .38% , 5/1/28 , Callable 4/1/28 @ 100 ........................ 1,000,000 971,791
GLP Capital LP/GLP Financing II, Inc. , 5 .25% , 6/1/25 , Callable 3/1/25 @ 100 ........... 300,000 293,917
Highwoods Realty LP , 4 .20% , 4/15/29 , Callable 1/15/29 @ 100 ...................... 1,750,000 1,484,366
Highwoods Realty, LP , 4 .13% , 3/15/28 , Callable 12/15/27 @ 100 .................... 600,000 533,644
Host Hotels & Resorts LP , 4 .50% , 2/1/26 , Callable 11/1/25 @ 100 .................... 1,044,000 1,001,960
Kilroy Realty LP , 4 .38% , 10/1/25 , Callable 7/1/25 @ 100 .......................... 1,500,000 1,435,784
Kimco Realty Op LLC , 3 .80% , 4/1/27 , Callable 1/1/27 @ 100 ....................... 1,000,000 926,755
Kite Realty Group LP , 4 .00% , 10/1/26 , Callable 7/1/26 @ 100 ....................... 500,000 455,284
Kite Realty Group Trust , 4 .00% , 3/15/25 , Callable 12/15/24 @ 100 ................... 2,000,000 1,916,177
LXP Industrial Trust , 4 .40% , 6/15/24 , Callable 3/15/24 @ 100 ....................... 1,000,000 971,277
MPT Operating Partnership LP/MPT Finance Corp. , 5 .00% , 10/15/27 , Callable 11/6/23 @
101.67 ........................................................... 2,000,000 1,548,840
Newmark Group, Inc. , 6 .13% , 11/15/23 , Callable 11/6/23 @ 100 ..................... 800,000 797,906
Physicians Realty LP
4 .30% , 3/15/27 , Callable 12/15/26 @ 100 ................................. 750,000 703,624
3 .95% , 1/15/28 , Callable 10/15/27 @ 100 ................................. 450,000 406,325
2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ................................... 500,000 377,307
Realty Income Corp. , 5 .05% , 1/13/26 , Callable 1/13/24 @ 100 ...................... 1,000,000 986,057
Retail Opportunity Investments Partnership LP
5 .00% , 12/15/23 , Callable 11/6/23 @ 100 .................................. 1,000,000 997,200
4 .00% , 12/15/24 , Callable 9/15/24 @ 100 ................................. 500,000 482,802
6 .75% , 10/15/28 , Callable 9/15/28 @ 100 ................................. 1,000,000 986,103
SBA Tower Trust

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VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
2 .84% , 1/15/25 , Callable 1/15/24 @ 100 (a) ................................ $ 2,250,000 $ 2,153,566
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 421,000 422,100
SITE Centers Corp. , 3 .63% , 2/1/25 , Callable 11/1/24 @ 100 ........................ 1,000,000 951,334
UDR, Inc.
2 .95% , 9/1/26 , Callable 6/1/26 @ 100 , MTN ............................... 500,000 461,913
3 .50% , 7/1/27 , Callable 4/1/27 @ 100 , MTN ............................... 1,120,000 1,033,970
VICI Properties LP/VICI Note Co., Inc. , 3 .50% , 2/15/25 , Callable 11/6/23 @ 100.88 (a) ..... 864,000 827,529
Vornado Realty LP , 2 .15% , 6/1/26 , Callable 5/1/26 @ 100 .......................... 1,500,000 1,273,991
26,976,601
Utilities (1.7%):
American Electric Power Co., Inc. , 5 .70% , 8/15/25 ............................... 1,000,000 994,033
Black Hills Corp. , 5 .95% , 3/15/28 , Callable 2/15/28 @ 100 ......................... 1,000,000 999,970
DTE Energy Co. , 4 .88% , 6/1/28 , Callable 5/1/28 @ 100 ........................... 1,000,000 965,543
Florida Power & Light Co.
5 .05% , 4/1/28 , Callable 3/1/28 @ 100 .................................... 1,000,000 987,560
4 .40% , 5/15/28 , Callable 3/15/28 @ 100 .................................. 1,200,000 1,157,834
National Fuel Gas Co. , 5 .50% , 10/1/26 ....................................... 1,250,000 1,232,619
NextEra Energy Capital Holdings, Inc. , 6 .05% , 3/1/25 ............................. 1,000,000 1,001,571
The NHP Foundation , 5 .85% , 12/1/28 , Callable 6/1/28 @ 100 ....................... 1,000,000 1,025,068
Vistra Operations Co. LLC , 3 .55% , 7/15/24 , Callable 6/15/24 @ 100 (a) ................ 1,000,000 975,834
9,340,032
Total Corporate Bonds (Cost $238,746,500) 231,908,953
Yankee Dollars (10.6%)
Consumer Discretionary (0.1%):
Borgwarner Jersey Ltd. , 5 .00% , 10/1/25 (a) ..................................... 500,000 483,226
Consumer Staples (0.3%):
Imperial Brands Finance PLC , 3 .13% , 7/26/24 , Callable 6/26/24 @ 100 (a) .............. 948,000 924,235
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. , 3 .75% , 12/1/31 , Callable
12/1/26 @ 101.88 (a) ................................................ 864,000 691,575
1,615,810
Energy (1.5%):
Enbridge, Inc. , 5 .75% ( H15T5Y + 531 bps ) , 7/15/80 , Callable 4/15/30 @ 100 (b) ........... 1,315,000 1,139,763
Galaxy Pipeline Assets Bidco Ltd. , 1 .75% , 9/30/27 (a) ............................. 364,685 336,759
Harbour Energy PLC , 5 .50% , 10/15/26 , Callable 11/6/23 @ 102.75 (a) ................. 1,500,000 1,406,911
Petroleos Mexicanos , 8 .63% , 12/1/23 ......................................... 1,000,000 996,429
TransCanada PipeLines Ltd. , 6 .20% , 3/9/26 , Callable 3/9/24 @ 100 ................... 1,000,000 999,259
Var Energi ASA
5 .00% , 5/18/27 , Callable 4/18/27 @ 100 (a) ................................ 1,000,000 946,662
7 .50% , 1/15/28 , Callable 12/15/27 @ 100 (a) ............................... 2,334,000 2,396,164
8,221,947
Financials (5.2%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust , 3 .15% , 2/15/24 , Callable 1/15/24
@ 100 ........................................................... 1,000,000 987,841
Australia & New Zealand Banking Group Ltd. , 5 .52% ( US0006M + 15 bps ) , Callable 10/31/23
@ 100 (b) (d) ...................................................... 1,500,000 1,496,717
Avolon Holdings Funding Ltd.
5 .13% , 10/1/23 (a) .................................................. 900,000 900,000
2 .13% , 2/21/26 , Callable 1/21/26 @ 100 (a) ................................ 750,000 671,299
6 .38% , 5/4/28 , Callable 4/4/28 @ 100 (a) .................................. 1,000,000 982,493
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand , 7 .72%
( H15T5Y + 300 bps ) , 10/1/28 (a) (b) ....................................... 2,500,000 2,474,012
Barclays PLC
7 .33% ( H15T1Y + 305 bps ) , 11/2/26 , Callable 11/2/25 @ 100 (b) .................. 1,000,000 1,015,080
6 .49% ( SOFR + 222 bps ) , 9/13/29 , Callable 9/13/28 @ 100 (b) .................... 1,000,000 991,877
BAT International Finance PLC
4 .45% , 3/16/28 , Callable 2/16/28 @ 100 .................................. 1,000,000 931,101
5 .93% , 2/2/29 , Callable 1/2/29 @ 100 .................................... 1,000,000 981,196

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VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Beazley Insurance DAC
5 .88% , 11/4/26 ..................................................... $ 250,000 $ 238,378
5 .50% , 9/10/29 .................................................... 1,000,000 882,745
BP Capital Markets PLC , 4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (b) (d) ........ 2,000,000 1,911,455
BPCE SA
5 .70% , 10/22/23 (a) .................................................. 1,200,000 1,198,864
5 .70% , 10/22/23 , MTN ............................................... 2,000,000 1,998,107
Element Fleet Management Corp. , 1 .60% , 4/6/24 , Callable 3/6/24 @ 100 (a) ............. 1,650,000 1,608,711
Federation des Caisses Desjardins du Quebec , 4 .40% , 8/23/25 (a) ..................... 1,000,000 967,970
Lloyds Banking Group PLC , 5 .99% ( H15T1Y + 148 bps ) , 8/7/27 , Callable 8/7/26 @ 100 (b) ... 1,000,000 990,918
Nationwide Building Society , 4 .00% , 9/14/26 (a) ................................. 1,000,000 932,351
NatWest Group PLC , 7 .47% ( H15T1Y + 285 bps ) , 11/10/26 , Callable 11/10/25 @ 100 (b) ..... 500,000 510,005
ORIX Corp. , 5 .00% , 9/13/27 ............................................... 1,000,000 976,936
Phoenix Group Holdings PLC , 4 .75% ( H15T5Y + 428 bps ) , 9/4/31 , Callable 6/4/26 @ 100 (b) . 1,000,000 908,389
Santander UK Group Holdings PLC , 6 .53% ( SOFR + 260 bps ) , 1/10/29 , Callable 1/10/28 @
100 (b) ........................................................... 2,000,000 1,978,365
Standard Chartered PLC
6 .19% ( H15T1Y + 185 bps ) , 7/6/27 , Callable 7/6/26 @ 100 (a) (b) .................. 1,000,000 995,742
6 .30% ( H15T1Y + 245 bps ) , 1/9/29 , Callable 1/9/28 @ 100 (a) (b) .................. 1,000,000 995,486
Westpac Banking Corp. , 5 .36% ( US0006M + 15 bps ) (b) (d) .......................... 500,000 500,000
29,026,038
Industrials (0.7%):
Air Canada Pass Through Trust
5 .00% , 12/15/23 (a) .................................................. 173,333 172,011
4 .13% , 5/15/25 (a) .................................................. 1,464,062 1,382,651
The Weir Group PLC , 2 .20% , 5/13/26 , Callable 4/13/26 @ 100 (a) .................... 1,455,000 1,307,895
Triton Container International, Ltd. , 2 .05% , 4/15/26 , Callable 3/15/26 @ 100 (a) .......... 1,000,000 893,376
3,755,933
Information Technology (0.9%):
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 2,892,000 2,897,611
SK Hynix, Inc. , 6 .25% , 1/17/26 (a) ........................................... 2,000,000 1,998,290
4,895,901
Materials (1.7%):
Alcoa Nederland Holding BV , 5 .50% , 12/15/27 , Callable 11/6/23 @ 102.75 (a) ........... 1,613,000 1,538,176
ArcelorMittal SA , 6 .55% , 11/29/27 , Callable 10/29/27 @ 100 ....................... 1,500,000 1,521,942
Braskem Netherlands Finance BV , 4 .50% , 1/10/28 , Callable 10/10/27 @ 100 (a) .......... 2,000,000 1,764,708
Endeavour Mining PLC , 5 .00% , 10/14/26 , Callable 11/6/23 @ 102.5 (a) ................ 500,000 445,689
OCI NV , 4 .63% , 10/15/25 , Callable 11/6/23 @ 101.16 (a) ........................... 2,000,000 1,900,835
Syngenta Finance NV , 4 .89% , 4/24/25 , Callable 2/24/25 @ 100 (a) .................... 1,423,000 1,387,470
West Fraser Timber Co. Ltd. , 4 .35% , 10/15/24 , Callable 7/15/24 @ 100 (a) .............. 1,000,000 975,586
9,534,406
Real Estate (0.2%):
Ontario Teachers' Cadillac Fairview Properties Trust , 3 .88% , 3/20/27 , Callable 12/20/26 @
100 (a) ........................................................... 1,000,000 918,324
Total Yankee Dollars (Cost $59,334,467) 58,451,585
Municipal Bonds (3.6%)
Alabama (0.2%):
Black Belt Energy Gas District Revenue , Series D-2 , 6 .00% , 2/1/29 , Continuously Callable
@100 ........................................................... 1,000,000 977,469
California (0.4%):
California Municipal Finance Authority Revenue , 1 .36% , 2/1/24 ..................... 495,000 486,443
California Statewide Communities Development Authority Revenue , 2 .15% , 11/15/30 ,
Continuously Callable @100 ........................................... 1,065,000 856,078
California Statewide Communities Development Authority Revenue (NBGA - California
Health Insurance Construction Loan Insurance Program) , 2 .05% , 8/1/30 ............ 1,225,000 1,076,236
2,418,757

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Colorado (0.3%):
Colorado Health Facilities Authority Revenue , Series B , 2 .80% , 12/1/26 ................ $ 420,000 $ 388,334
Denver City & County Housing Authority Revenue , 1 .33% , 6/1/24 , Continuously Callable
@100 ........................................................... 750,000 728,045
Park Creek Metropolitan District Revenue , Series B , 2 .43% , 12/1/23 .................. 700,000 696,240
1,812,619
Florida (0.2%):
Hillsborough County IDA Revenue , 2 .16% , 8/1/25 ............................... 1,250,000 1,164,900
Illinois (0.2%):
State of Illinois Sales Tax Revenue , Series B , 0 .94% , 6/15/24 ....................... 1,000,000 965,132
Indiana (0.2%):
Indiana Finance Authority Revenue
0 .96% , 3/1/24 ..................................................... 450,000 440,375
1 .41% , 3/1/25 ..................................................... 570,000 534,150
974,525
Maine (0.1%):
Maine State Housing Authority Revenue , Series H , 1 .70% , 11/15/26 .................. 600,000 543,231
Maryland (0.3%):
Maryland Health & Higher Educational Facilities Authority Revenue
1 .81% , 1/1/25 ..................................................... 1,000,000 939,097
1 .89% , 1/1/26 ..................................................... 1,000,000 899,434
1,838,531
Michigan (0.2%):
Michigan Finance Authority Revenue
2 .21% , 12/1/23 .................................................... 185,000 183,911
2 .31% , 12/1/24 .................................................... 105,000 100,903
Series A-1 , 2 .33% , 6/1/30 ............................................. 251,214 248,393
Ypsilanti School District, GO , 1 .89% , 5/1/24 ................................... 510,000 498,709
1,031,916
New Jersey (0.5%):
City of Orange Township, GO , Series B , 5 .50% , 3/22/24 ........................... 1,000,000 996,731
South Jersey Transportation Authority Revenue
Series B , 2 .10% , 11/1/24 .............................................. 750,000 719,493
Series B , 2 .20% , 11/1/25 .............................................. 750,000 697,457
South Jersey Transportation Authority System Revenue , Series B , 3 .02% , 11/1/25 ......... 425,000 401,992
2,815,673
Oklahoma (0.1%):
The University of Oklahoma Revenue , Series B , 0 .93% , 7/1/24 ...................... 350,000 337,837
Rhode Island (0.1%):
Providence Redevelopment Agency Revenue , Series A , 2 .50% , 3/15/26 ................ 610,000 580,882
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue , 1 .03% ,
8/1/24 ........................................................... 600,000 577,563
Texas (0.7%):
Aledo Independent School District, GO (NBGA - Texas Permanent School Fund) , 2/15/24 (f) . 250,000 244,809
Harris County Cultural Education Facilities Finance Corp. Revenue
1 .59% , 11/15/23 .................................................... 675,000 671,486
1 .84% , 11/15/24 .................................................... 500,000 477,560
Series B , 2 .30% , 5/15/24 ............................................. 600,000 586,131
Lubbock Texas Water & Wastewater System Revenue , Series B , 1 .93% , 2/15/24 .......... 750,000 740,102
State of Texas, GO , 3 .11% , 10/1/23 .......................................... 500,000 500,000
Tarrant County Cultural Education Facilities Finance Corp. Revenue , 1 .36% , 9/1/24 ....... 700,000 671,129
3,891,217
Total Municipal Bonds (Cost $21,032,960) 19,930,252

Victory Portfolios II
VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
U.S. Government Mortgage-Backed Agencies (0.2%)
Federal Home Loan Mortgage Corporation
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... $ 988,160 $ 960,843
Total U.S. Government Mortgage-Backed Agencies (Cost $973,542) 960,843
U.S. Government Agency Mortgages (0.7%)
Federal National Mortgage Association
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,019,014 998,181
Government National Mortgage Association
Series 2023-107 , Class PA , 5 .50% , 1/20/46 - 6/20/48 ......................... 1,994,909 1,970,063
Series 2023-128 , Class KA , 6 .00% , 6/20/47 ................................ 998,361 996,693
2,966,756
Total U.S. Government Agency Mortgages (Cost $3,979,686) 3,964,937
U.S. Treasury Obligations (4.8%)
U.S. Treasury Notes
0 .50% , 11/30/23 .................................................... 3,000,000 2,976,094
3 .00% , 7/31/24 .................................................... 2,000,000 1,959,141
4 .50% , 11/30/24 .................................................... 10,000,000 9,897,656
4 .25% , 10/15/25 .................................................... 4,000,000 3,937,187
0 .50% , 8/31/27 .................................................... 5,000,000 4,255,469
4 .00% , 6/30/28 .................................................... 2,000,000 1,946,562
1 .63% , 8/15/29 .................................................... 1,000,000 848,594
4 .13% , 8/31/30 .................................................... 500,000 485,156
Total U.S. Treasury Obligations (Cost $26,544,527) 26,305,859
Commercial Papers (0.2%)
Information Technology (0.2%):
Jabil, Inc. , 6 .05% , 10/3/23 (a) (g) ............................................ 700,000 699,524
Jabil, Inc. , 6 .03% , 10/2/23 (a) (g) ............................................ 600,000 599,694
1,299,218
Total Commercial Papers (Cost $1,299,664) 1,299,218
Shares
Collateral for Securities Loaned (0.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (h) ........ 205,830 205,830
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (h) ............ 205,830 205,830
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (h) ............... 205,830 205,830
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (h) . 205,830 205,830
Total Collateral for Securities Loaned (Cost $823,320) 823,320
Total Investments (Cost $564,178,447) — 99.8% 551,076,148
Other assets in excess of liabilities — 0.2% 923,738
NET ASSETS - 100.00% $ 551,999,886
At September 30, 2023, the Fund's investments in foreign securities were 12.9% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$294,703,175 and amounted to 53.4% of net assets.
(b) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2023.
(c) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2023.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) All or a portion of this security is on loan.
(f) Zero-coupon bond.
(g) Rate represents the effective yield at September 30, 2023.

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VictoryShares Short-Term Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
(h) Rate disclosed is the daily yield on September 30, 2023.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2023.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2023.
H15T7Y
—
7 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2023.
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  September 30, 2023.
SOFR01M
—
1 Month SOFR, rate disclosed as of September 30, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of September 30, 2023.
TSFR1M
—
1 month Term SOFR, rate disclosed as of September 30, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of September 30, 2023.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of September 30, 2023, based on the last reset date of the security.
US0006M
—
6 Month US Dollar LIBOR, rate disclosed as of September 30, 2023, based on the last reset date of the security.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of September 30, 2023.
Credit Enhancements —Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
NBGA
—
Principal and interest payments or, under certain circumstances underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Security Description Principal Amount Value
Asset-Backed Securities (11.0%)
ABS Auto (6.4%):
American Credit Acceptance Receivables Trust , Series 2022-1 , Class C , 2 .12% , 3/13/28 ,
Callable 1/13/25 @ 100 (a) ............................................ $ 1,000,000 $ 979,857
American Credit Acceptance Receivables Trust , Series 2022-1 , Class B , 1 .68% , 9/14/26 ,
Callable 1/13/25 @ 100 (a) ............................................ 209,350 208,799
AmeriCredit Automobile Receivables Trust , Series 2021-3 , Class B , 1 .17% , 8/18/27 , Callable
4/18/26 @ 100 ..................................................... 1,000,000 930,198
AmeriCredit Automobile Receivables Trust , Series 2021-1 , Class D , 1 .21% , 12/18/26 , Callable
4/18/25 @ 100 ..................................................... 1,135,000 1,040,072
ARI Fleet Lease Trust , Series 2022-A , Class A3 , 3 .43% , 1/15/31 , Callable 12/15/24 @ 100 (a) 762,000 733,503
ARI Fleet Lease Trust , Series 2022-A , Class B , 3 .79% , 1/15/31 , Callable 12/15/24 @ 100 (a) . 467,000 439,187
Avis Budget Rental Car Funding AESOP LLC , Series 2022-5A , Class B , 7 .09% , 4/20/27 (a) .. 1,000,000 1,007,235
Avis Budget Rental Car Funding AESOP LLC , Series 2019-2A , Class B , 3 .55% , 9/22/25 ,
Callable 10/20/24 @ 100 (a) ........................................... 500,000 488,377
Avis Budget Rental Car Funding AESOP LLC , Series 2021-2A , Class C , 2 .35% , 2/20/28 ,
Callable 2/20/27 @ 100 (a) ............................................ 800,000 682,816
Avis Budget Rental Car Funding AESOP LLC , Series 2023-6A , Class C , 7 .03% , 12/20/29 (a) . 1,000,000 976,622
Canadian Pacer Auto Receivables Trust , Series 2020-1A , Class A4 , 1 .89% , 3/19/25 , Callable
11/19/23 @ 100 (a) .................................................. 294,753 293,443
CarMax Auto Owner Trust , Series 2020-1 , Class B , 2 .21% , 9/15/25 , Callable 2/15/24 @ 100 . 1,275,000 1,256,217
CarMax Auto Owner Trust , Series 2020-2 , Class D , 5 .75% , 5/17/27 , Callable 4/15/24 @ 100 . 780,000 774,499
CarMax Auto Owner Trust , Series 2021-2 , Class B , 1 .03% , 12/15/26 , Callable 4/15/25 @ 100 2,000,000 1,839,614
Carvana Auto Receivables Trust , Series 2021-P2 , Class B , 1 .27% , 3/10/27 , Callable 12/10/26
@ 100 ........................................................... 1,500,000 1,337,717
Chase Auto Owner Trust , Series 2023-AA , Class C , 6 .24% , 9/25/29 , Callable 5/25/28 @
100 (a) ........................................................... 875,000 872,085
Chesapeake Funding II LLC , Series 2023-1A , Class B , 5 .59% , 5/15/35 , Callable 11/15/25 @
100 (a) ........................................................... 882,000 869,644
Chesapeake Funding II LLC , Series 2023-2A , Class A1 , 6 .16% , 10/15/35 (a) ............. 1,250,000 1,249,328
Citizens Auto Receivables Trust , Series 2023-1 , Class A3 , 5 .84% , 1/18/28 , Callable 2/15/27 @
100 (a) ........................................................... 1,000,000 1,001,031
Citizens Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .78% , 10/15/30 , Callable 2/15/27
@ 100 (a) ......................................................... 1,000,000 1,000,321
CPS Auto Receivables Trust , Series 2022-A , Class B , 1 .70% , 4/16/29 , Callable 2/15/26 @
100 (a) ........................................................... 1,119,329 1,105,482
CPS Auto Receivables Trust , Series 2022-D , Class B , 6 .84% , 1/16/29 , Callable 12/15/26 @
100 (a) ........................................................... 2,000,000 2,022,687
Credit Acceptance Auto Loan Trust , Series 2021-2A , Class B , 1 .26% , 4/15/30 , Callable 9/15/24
@ 100 (a) ......................................................... 1,038,000 1,002,375
Credit Acceptance Auto Loan Trust , Series 2023-2A , Class B , 6 .61% , 7/15/33 , Callable
12/15/26 @ 100 (a) .................................................. 1,000,000 991,263
Credit Acceptance Auto Loan Trust , Series 2023-3A , Class B , 7 .09% , 10/17/33 , Callable
3/15/27 @ 100 (a) ................................................... 947,000 951,386
Credit Acceptance Auto Loan Trust , Series 2022-3A , Class B , 7 .52% , 12/15/32 , Callable
10/15/26 @ 100 (a) .................................................. 1,500,000 1,511,735
Donlen Fleet Lease Funding 2 LLC , Series 2021-2 , Class B , 0 .98% , 12/11/34 (a) .......... 1,327,000 1,275,130
Drive Auto Receivables Trust , Series 2021-2 , Class D , 1 .39% , 3/15/29 , Callable 4/15/25 @ 100 1,750,000 1,638,874
DT Auto Owner Trust , Series 2021-3A , Class B , 0 .58% , 11/17/25 , Callable 11/15/25 @ 100 (a) 748,316 743,873
DT Auto Owner Trust , Series 2020-1A , Class E , 3 .48% , 2/16/27 , Callable 8/15/24 @ 100 (a) . 1,000,000 971,125
Ent Auto Receivables Trust , Series 2023-1A , Class A4 , 6 .26% , 11/15/29 , Callable 3/15/28 @
100 (a) ........................................................... 700,000 700,025
Enterprise Fleet Financing LLC , Series 2022-3 , Class A2 , 4 .38% , 7/20/29 , Callable 2/20/26 @
100 (a) ........................................................... 869,387 851,292
Enterprise Fleet Financing LLC , Series 2020-1 , Class A3 , 1 .86% , 12/22/25 , Callable 10/20/23
@ 100 (a) ......................................................... 492,555 491,599
Enterprise Fleet Financing LLC , Series 2022-1 , Class A3 , 3 .27% , 1/20/28 , Callable 6/20/25 @
100 (a) ........................................................... 1,000,000 946,306
Enterprise Fleet Financing LLC , Series 2022-4 , Class A3 , 5 .65% , 10/22/29 , Callable 3/20/26
@ 100 (a) ......................................................... 2,000,000 1,977,877
Enterprise Fleet Financing LLC , Series 2023-2 , Class A2 , 5 .56% , 4/22/30 , Callable 2/20/27 @
100 (a) ........................................................... 1,000,000 992,295
Exeter Automobile Receivables Trust , Series 2021-4A , Class B , 1 .05% , 5/15/26 , Callable
10/15/25 @ 100 .................................................... 306,493 304,541

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VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Exeter Automobile Receivables Trust , Series 2020-2A , Class E , 7 .19% , 9/15/27 , Callable
10/15/24 @ 100 (a) .................................................. $ 1,000,000 $ 1,005,198
Exeter Automobile Receivables Trust , Series 2019-3A , Class E , 4 .00% , 8/17/26 , Callable
4/15/24 @ 100 (a) ................................................... 1,200,000 1,181,909
Flagship Credit Auto Trust , Series 2020-2 , Class D , 5 .75% , 4/15/26 , Callable 4/15/25 @ 100 (a) 1,000,000 992,027
Ford Credit Auto Lease Trust , Series 2023-A , Class B , 5 .29% , 6/15/26 , Callable 8/15/25 @
100 ............................................................. 800,000 786,042
Ford Credit Auto Owner Trust , Series 2023-1 , Class B , 5 .29% , 8/15/35 , Callable 2/15/28 @
100 (a) ........................................................... 822,000 789,879
Ford Credit Auto Owner Trust , Series 2020-1 , Class B , 2 .29% , 8/15/31 , Callable 2/15/25 @
100 (a) ........................................................... 1,500,000 1,419,102
Ford Credit Auto Owner Trust , Series 2023-2 , Class B , 5 .92% , 2/15/36 , Callable 8/15/28 @
100 (a) ........................................................... 1,000,000 982,641
Foursight Capital Automobile Receivables Trust , Series 2022-1 , Class A3 , 1 .83% , 12/15/26 ,
Callable 4/15/25 @ 100 (a) ............................................ 1,200,000 1,177,108
Foursight Capital Automobile Receivables Trust , Series 2021-1 , Class B , 0 .87% , 1/15/26 ,
Callable 6/15/24 @ 100 (a) ............................................ 66,220 66,104
Foursight Capital Automobile Receivables Trust , Series 2023-1 , Class B , 5 .35% , 3/15/28 ,
Callable 12/15/25 @ 100 (a) ........................................... 1,253,000 1,225,242
GECU Auto Receivables Trust , Series 2023-1A , Class B , 5 .87% , 1/15/30 , Callable 11/15/28 @
100 (a) ........................................................... 415,000 408,190
GECU Auto Receivables Trust , Series 2023-1A , Class C , 6 .33% , 4/15/30 , Callable 11/15/28 @
100 (a) ........................................................... 250,000 247,568
GLS Auto Receivables Issuer Trust , Series 2019-3A , Class D , 3 .84% , 5/15/26 , Callable 3/15/24
@ 100 (a) ......................................................... 1,500,000 1,479,235
GLS Auto Receivables Issuer Trust , Series 2019-2A , Class D , 4 .52% , 2/17/26 , Callable
12/15/23 @ 100 (a) .................................................. 1,000,000 997,515
GM Financial Automobile Leasing Trust , Series 2022-1 , Class C , 2 .64% , 2/20/26 , Callable
6/20/24 @ 100 ..................................................... 1,000,000 968,113
GM Financial Consumer Automobile Receivables Trust , Series 2020-2 , Class A4 , 1 .74% ,
8/18/25 , Callable 1/16/24 @ 100 ........................................ 750,000 743,097
GM Financial Consumer Automobile Receivables Trust , Series 2020-1 , Class A4 , 1 .90% ,
3/17/25 , Callable 10/16/23 @ 100 ....................................... 543,412 542,630
GTE Auto Receivables Trust , Series 2023-1 , Class A4 , 5 .12% , 4/16/29 , Callable 5/15/26 @
100 (a) ........................................................... 1,250,000 1,231,371
Hertz Vehicle Financing III LLC , Series 2023-3A , Class C , 7 .26% , 2/25/28 (a) ........... 1,000,000 996,376
Hertz Vehicle Financing III LP , Series 2021-2A , Class A , 1 .68% , 12/27/27 (a) ............ 1,000,000 878,117
Hertz Vehicle Financing LLC , Series 2022-4A , Class B , 4 .12% , 9/25/26 , Callable 9/25/25 @
100 (a) ........................................................... 1,000,000 955,388
Hertz Vehicle Financing LLC , Series 2021-1A , Class C , 2 .05% , 12/26/25 (a) ............. 1,333,000 1,262,862
Hyundai Auto Receivables Trust , Series 2021-C , Class B , 1 .49% , 12/15/27 , Callable 2/15/26 @
100 ............................................................. 2,000,000 1,801,934
Hyundai Auto Receivables Trust , Series 2020-C , Class B , 0 .81% , 11/16/26 , Callable 3/15/25 @
100 ............................................................. 1,271,000 1,189,458
JPMorgan Chase Bank NA , Series 2021-2 , Class B , 0 .89% , 12/26/28 , Callable 6/25/25 @
100 (a) ........................................................... 168,985 164,101
JPMorgan Chase Bank NA , Series 2021-1 , Class B , 0 .88% , 9/25/28 , Callable 5/25/25 @
100 (a) ........................................................... 167,059 162,988
LAD Auto Receivables Trust , Series 2021-1A , Class C , 2 .35% , 4/15/27 , Callable 8/15/25 @
100 (a) ........................................................... 1,500,000 1,413,254
LAD Auto Receivables Trust , Series 2022-1A , Class B , 5 .87% , 9/15/27 , Callable 4/15/26 @
100 (a) ........................................................... 1,600,000 1,577,002
LAD Auto Receivables Trust , Series 2021-1A , Class A , 1 .30% , 8/17/26 , Callable 8/15/25 @
100 (a) ........................................................... 371,651 364,404
LAD Auto Receivables Trust , Series 2023-3A , Class B , 6 .09% , 6/15/28 , Callable 3/15/26 @
100 (a) ........................................................... 1,000,000 993,166
LAD Auto Receivables Trust , Series 2023-1A , Class B , 5 .59% , 8/16/27 , Callable 5/15/26 @
100 (a) ........................................................... 600,000 590,552
OCCU Auto Receivables Trust , Series 2023-1A , Class B , 6 .51% , 9/17/29 , Callable 10/15/27 @
100 (a) ........................................................... 500,000 499,614
Oscar U.S. Funding XIII LLC , Series 2021-2A , Class A4 , 1 .27% , 9/11/28 , Callable 6/10/25 @
100 (a) ........................................................... 1,500,000 1,383,871
PenFed Auto Receivables Owner Trust , Series 2022-A , Class C , 4 .83% , 12/15/28 , Callable
2/15/26 @ 100 (a) ................................................... 750,000 722,235

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
PenFed Auto Receivables Owner Trust , Series 2022-A , Class B , 4 .60% , 12/15/28 , Callable
2/15/26 @ 100 (a) ................................................... $ 1,499,000 $ 1,448,888
PenFed Auto Receivables Owner Trust , Series 2022-A , Class A4 , 4 .18% , 12/15/28 , Callable
2/15/26 @ 100 (a) ................................................... 1,000,000 973,133
Prestige Auto Receivables Trust , Series 2020-1A , Class C , 1 .31% , 11/16/26 , Callable 9/15/24
@ 100 (a) ......................................................... 107,435 106,988
Prestige Auto Receivables Trust , Series 2023-1A , Class B , 5 .55% , 4/15/27 , Callable 3/15/27 @
100 (a) ........................................................... 1,000,000 989,090
Prestige Auto Receivables Trust , Series 2021-1A , Class C , 1 .53% , 2/15/28 , Callable 9/15/25 @
100 (a) ........................................................... 1,000,000 941,893
Santander Bank Auto Credit-Linked Notes , Series 2022-A , Class B , 5 .28% , 5/15/32 , Callable
11/15/25 @ 100 (a) .................................................. 419,809 414,701
Santander Bank Auto Credit-Linked Notes , Series 2022-B , Class C , 5 .92% , 8/16/32 , Callable
2/15/26 @ 100 (a) ................................................... 433,487 430,984
Santander Bank NA , Series 2021-1A , Class B , 1 .83% , 12/15/31 , Callable 7/15/25 @ 100 (a) .. 644,130 627,843
Santander Consumer Auto Receivables Trust , Series 2020-AA , Class D , 5 .49% , 4/15/26 ,
Callable 11/15/24 @ 100 (a) ........................................... 1,000,000 996,914
Santander Consumer Auto Receivables Trust , Series 2020-BA , Class E , 4 .13% , 1/15/27 ,
Callable 6/15/25 @ 100 (a) ............................................ 1,500,000 1,442,472
Santander Drive Auto Receivables Trust , Series 2022-3 , Class B , 4 .13% , 8/16/27 , Callable
8/15/25 @ 100 ..................................................... 1,062,000 1,034,995
Santander Retail Auto Lease Trust , Series 2020-B , Class C , 1 .18% , 12/20/24 , Callable 2/20/24
@ 100 (a) ......................................................... 1,500,000 1,481,245
SFS Auto Receivables Securitization Trust , Series 2023-1A , Class B , 5 .71% , 1/22/30 , Callable
12/20/26 @ 100 (a) .................................................. 1,500,000 1,473,400
Tesla Auto Lease Trust , Series 2023-B , Class A4 , 6 .22% , 3/22/27 , Callable 11/20/25 @ 100 (a) 802,000 802,019
Toyota Auto Loan Extended Note Trust , Series 2021-1A , Class A , 1 .07% , 2/27/34 , Callable
2/25/26 @ 100 (a) (b) ................................................. 2,000,000 1,791,091
Toyota Auto Loan Extended Note Trust , Series 2022-1A , Class A , 3 .82% , 4/25/35 , Callable
4/25/27 @ 100 (a) ................................................... 2,000,000 1,881,982
Toyota Auto Receivables Trust , Series 2023-A , Class A3 , 4 .63% , 9/15/27 , Callable 2/15/27 @
100 ............................................................. 4,000,000 3,923,158
Toyota Lease Owner Trust , Series 2023-A , Class A4 , 5 .05% , 8/20/27 , Callable 9/20/25 @
100 (a) ........................................................... 2,000,000 1,969,179
Veridian Auto Receivables Trust , Series 2023-1A , Class A4 , 5 .59% , 12/15/28 , Callable 2/15/27
@ 100 (a) ......................................................... 1,000,000 984,784
Veridian Auto Receivables Trust , Series 2023-1A , Class B , 5 .86% , 4/16/29 , Callable 2/15/27 @
100 (a) ........................................................... 533,000 525,303
Westlake Automobile Receivables Trust , Series 2022-2A , Class C , 4 .85% , 9/15/27 , Callable
11/15/25 @ 100 (a) .................................................. 1,071,000 1,046,836
Westlake Automobile Receivables Trust , Series 2020-1A , Class E , 3 .31% , 10/15/25 , Callable
2/15/24 @ 100 (a) ................................................... 2,000,000 1,973,611
Westlake Automobile Receivables Trust , Series 2021-3A , Class C , 1 .58% , 1/15/27 , Callable
6/15/25 @ 100 (a) ................................................... 1,000,000 954,069
Wheels Fleet Lease Funding 1 LLC , Series 2023-1A , Class A , 5 .80% , 4/18/38 (a) ......... 1,350,000 1,342,181
97,213,482
ABS Card (0.7%):
CARDS II Trust , Series 2021-1A , Class A , 0 .60% , 4/15/27 (a) ....................... 2,300,000 2,234,991
Evergreen Credit Card Trust , Series 2022-CRT2 , Class C , 7 .44% , 11/15/26 (a) ............ 1,000,000 999,164
Evergreen Credit Card Trust , Series 2022-CRT1 , Class C , 6 .19% , 7/15/26 (a) ............. 1,500,000 1,484,154
Master Credit Card Trust , Series 2021-1A , Class B , 0 .79% , 11/21/25 (a) ................ 539,000 520,801
Master Credit Card Trust , Series 2022-2A , Class C , 2 .73% , 7/21/28 (a) ................. 625,000 546,003
Master Credit Card Trust II , Series 2023-2A , Class B , 6 .26% , 1/21/27 (a) ............... 410,000 408,833
Master Credit Card Trust II , Series 2023-4A , Class C , 7 .53% , 10/21/32 (a) .............. 1,145,000 1,144,565
Trillium Credit Card Trust II , Series 2021-1A , Class C , 2 .42% , 10/26/29 (a) ............. 2,000,000 1,762,836
Trillium Credit Card Trust II , Series 2021-1A , Class A , 1 .53% , 10/26/29 (a) ............. 2,000,000 1,773,426
10,874,773
ABS Other (3.5%):
Aligned Data Centers Issuer LLC , Series 2021-1A , Class A2 , 1 .94% , 8/15/46 , Callable 8/15/24
@ 100 (a) ......................................................... 1,500,000 1,312,200
Amur Equipment Finance Receivables IX LLC , Series 2021-1A , Class C , 1 .75% , 6/21/27 ,
Callable 11/20/24 @ 100 (a) ........................................... 1,600,000 1,511,708

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Amur Equipment Finance Receivables X LLC , Series 2022-1A , Class A2 , 1 .64% , 10/20/27 ,
Callable 9/20/25 @ 100 (a) ............................................ $ 615,742 $ 592,086
Amur Equipment Finance Receivables XI LLC , Series 2022-2A , Class A2 , 5 .30% , 6/21/28 ,
Callable 6/20/26 @ 100 (a) ............................................ 1,231,357 1,215,510
Amur Equipment Finance Receivables XII LLC , Series 2023-1A , Class B , 6 .03% , 12/20/29 ,
Callable 9/20/27 @ 100 (a) ............................................ 1,125,000 1,094,453
Atalaya Equipment Leasing Trust , Series 2022-1A , Class B , 2 .08% , 2/15/27 , Callable 10/15/24
@ 100 (a) ......................................................... 1,000,000 952,470
CCG Receivables Trust , Series 2023-1 , Class A2 , 5 .82% , 9/16/30 , Callable 6/14/26 @ 100 (a) 1,000,000 997,605
CF Hippolyta Issuer LLC , Series 2021-1A , Class A1 , 1 .53% , 3/15/61 , Callable 3/15/24 @
100 (a) ........................................................... 1,413,671 1,241,127
Conn's Receivables Funding LLC , Series 2023-A , Class A , 8 .01% , 1/17/28 , Callable 4/15/24
@ 100 (a) ......................................................... 608,959 609,808
Conn's Receivables Funding LLC , Series 2022-A , Class B , 9 .52% , 12/15/26 , Callable 7/15/24
@ 100 (a) ......................................................... 1,137,346 1,142,779
Daimler Trucks Retail Trust , Series 2023-1 , Class A4 , 5 .93% , 12/16/30 , Callable 9/15/26 @
100 ............................................................. 1,680,000 1,677,325
Dell Equipment Finance Trust , Series 2021-1 , Class D , 1 .03% , 11/23/26 , Callable 10/22/23 @
100 (a) ........................................................... 1,000,000 1,000,000
Dell Equipment Finance Trust , Series 2023-1 , Class A3 , 5 .65% , 9/22/28 , Callable 10/22/25 @
100 (a) ........................................................... 1,000,000 997,270
Dell Equipment Finance Trust , Series 2021-2 , Class C , 0 .94% , 12/22/26 , Callable 2/22/24 @
100 (a) ........................................................... 2,000,000 1,950,076
Diamond Infrastructure Funding LLC , Series 2021-1A , Class A , 1 .76% , 4/15/49 , Callable
9/20/25 @ 100 (a) ................................................... 1,000,000 854,672
Diamond Issuer , Series 2021-1A , Class A , 2 .31% , 11/20/51 , Callable 11/20/25 @ 100 (a) .... 1,125,000 957,580
DLLST LLC , Series 2022-1A , Class A4 , 3 .69% , 9/20/28 , Callable 6/20/25 @ 100 (a) ....... 2,000,000 1,946,546
Encina Equipment Finance LLC , Series 2021-1A , Class B , 1 .21% , 2/16/27 , Callable 12/15/23
@ 100 (a) ......................................................... 109,803 109,613
ExteNet LLC , Series 2019-1A , Class A2 , 3 .20% , 7/25/49 , Callable 10/25/23 @ 100 (a) ..... 500,000 480,595
FirstKey Homes Trust , Series 2021-SFR2 , Class B , 1 .61% , 9/17/38 (a) ................. 1,153,846 1,003,433
Ford Credit Floorplan Master Owner Trust , Series 2023-1 , Class C , 5 .75% , 5/15/28 (a) ...... 532,000 520,516
HPEFS Equipment Trust , Series 2023-2A , Class C , 6 .48% , 1/21/31 , Callable 12/20/26 @
100 (a) ........................................................... 1,250,000 1,252,622
HPEFS Equipment Trust , Series 2021-1A , Class D , 1 .03% , 3/20/31 , Callable 4/20/24 @ 100 (a) 4,667,000 4,560,037
HPEFS Equipment Trust , Series 2022-1A , Class C , 1 .96% , 5/21/29 , Callable 4/20/25 @ 100 (a) 2,000,000 1,906,005
John Deere Owner Trust , Series 2022-A , Class A4 , 2 .49% , 1/16/29 , Callable 11/15/25 @ 100 1,000,000 940,198
Kubota Credit Owner Trust , Series 2022-1A , Class A4 , 2 .78% , 2/15/28 , Callable 1/15/26 @
100 (a) ........................................................... 2,000,000 1,863,589
M&T Equipment , Series 2023-1A , Class A4 , 5 .75% , 7/15/30 , Callable 8/15/27 @ 100 (a) .... 2,076,000 2,022,381
MMAF Equipment Finance LLC , Series 2022-A , Class A4 , 3 .32% , 6/13/44 (a) ........... 1,500,000 1,412,672
MMAF Equipment Finance LLC , Series 2023-A , Class A4 , 5 .50% , 12/13/38 (a) .......... 750,000 739,262
MVW LLC , Series 2021-1WA , Class A , 1 .14% , 1/22/41 , Callable 9/20/26 @ 100 (a) ....... 424,137 382,861
New Economy Assets Phase 1 Sponsor LLC , Series 2021-1 , Class A1 , 1 .91% , 10/20/61 ,
Callable 10/20/24 @ 100 (a) ........................................... 1,807,000 1,558,171
NP SPE II LLC , Series 2019-1A , Class A2 , 3 .24% , 9/20/49 , Callable 10/20/23 @ 100 (a) .... 498,295 449,685
NP SPE II LLC , Series 2019-2A , Class C1 , 6 .44% , 11/19/49 , Callable 11/19/23 @ 100 (a) ... 601,667 553,861
Pawnee Equipment Receivables LLC , Series 2020-1 , Class B , 1 .84% , 1/15/26 , Callable
1/15/24 @ 100 (a) ................................................... 544,645 542,370
Progress Residential Trust , Series 2021-SFR6 , Class A , 1 .52% , 7/17/38 , Callable 7/17/26 @
100 (a) ........................................................... 1,095,255 966,960
PSNH Funding LLC , Series 2018-1 , Class A3 , 3 .81% , 2/1/35 ....................... 4,000,000 3,629,930
SCF Equipment Leasing LLC , Series 2020-1A , Class A3 , 1 .19% , 10/20/27 , Callable 12/20/24
@ 100 (a) ......................................................... 93,248 92,606
SCF Equipment Leasing LLC , Series 2020-1A , Class B , 2 .02% , 3/20/28 , Callable 12/20/24 @
100 (a) ........................................................... 2,196,000 2,136,924
SCF Equipment Leasing LLC , Series 2022-2A , Class B , 6 .50% , 2/20/32 , Callable 10/20/29 @
100 (a) ........................................................... 1,071,429 1,065,047
Vantage Data Centers Issuer LLC , Series 2019-1A , Class A2 , 3 .19% , 7/15/44 , Callable
10/15/23 @ 100 (a) .................................................. 719,375 699,207
VB-S1 Issuer LLC , Series 2022-1A , Class D , 4 .29% , 2/15/52 , Callable 2/15/26 @ 100 (a) ... 500,000 435,499
VB-S1 Issuer LLC - VBTEL , Series 2022-1A , Class C2I , 3 .16% , 2/15/52 , Callable 2/15/26 @
100 (a) ........................................................... 1,000,000 872,064

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Verdant Receivables LLC , Series 2023-1A , Class A2 , 6 .24% , 1/13/31 , Callable 3/12/27 @
100 (a) ........................................................... $ 1,207,000 $ 1,202,369
Volvo Financial Equipment LLC , Series 2020-1A , Class A3 , 0 .51% , 10/15/24 , Callable 6/15/24
@ 100 (a) ......................................................... 104,658 104,325
WEPCO Environmental Trust Finance I LLC , Series 2021-1 , Class A , 1 .58% , 12/15/35 ..... 1,281,488 1,057,616
52,613,633
Agency ABS Other (0.4%):
Navient Student Loan Trust , Series 2015-2 , Class B , 6 .93% ( SOFR30A + 161 bps ) , 8/25/50 ,
Callable 11/25/32 @ 100 (c) ........................................... 3,000,000 2,823,923
Navient Student Loan Trust , Series 2018-2A , Class B , 6 .58% ( SOFR30A + 126 bps ) , 3/25/67 ,
Callable 1/25/36 @ 100 (a) (c) .......................................... 1,000,000 896,334
Nelnet Student Loan Trust , Series 2019-5 , Class A , 2 .53% , 10/25/67 , Callable 6/25/34 @
100 (a) ........................................................... 2,184,734 1,935,904
SLM Student Loan Trust , Series 2006-10 , Class B , 5 .54% ( SOFR90A + 48 bps ) , 3/25/44 ,
Callable 4/25/32 @ 100 (c) ............................................ 147,432 136,165
SLM Student Loan Trust , Series 2007-1 , Class B , 5 .54% ( SOFR90A + 48 bps ) , 1/27/42 , Callable
10/25/29 @ 100 (c) .................................................. 235,911 213,223
6,005,549
Total Asset-Backed Securities (Cost $172,618,471) 166,707,437
Collateralized Loan Obligations (0.1%)
Cash Flow CLO (0.1%):
Magnetite XXXV Ltd. , Series 2022-35A , Class A1 , 7 .40% ( TSFR3M + 205 bps ) , 10/25/35 ,
Callable 10/25/23 @ 100 (a) (c) ......................................... 1,000,000 1,000,277
Total Collateralized Loan Obligations (Cost $1,000,000) 1,000,277
Collateralized Mortgage Obligations (3.4%)
Commercial MBS (3.4%):
Arbor Multifamily Mortgage Securities Trust , Series 2022-MF4 , Class A5 , 3 .40% , 2/15/55 ,
Callable 2/15/32 @ 100 (a) (b) .......................................... 2,000,000 1,665,875
Aventura Mall Trust , Series 2018-AVM , Class A , 4 .25% , 7/5/40 (a) (b) ................. 1,740,000 1,564,452
Aventura Mall Trust , Series 2018-AVM , Class C , 4 .25% , 7/5/40 (a) (b) ................. 1,000,000 845,239
Aventura Mall Trust , Series 2018-AVM , Class D , 4 .25% , 7/5/40 (a) (b) ................. 1,000,000 814,562
BBCMS Mortgage Trust , Series 2022-C16 , Class AS , 4 .60% , 6/15/55 , Callable 6/15/32 @
100 (b) ........................................................... 540,540 465,258
BBCMS Mortgage Trust , Series 2020-BID , Class B , 7 .99% ( TSFR1M + 265 bps ) , 10/15/37 (a) (c) 1,750,000 1,623,860
Benchmark Mortgage Trust , Series 2020-B17 , Class ASB , 2 .18% , 3/15/53 , Callable 3/15/30 @
100 ............................................................. 1,000,000 873,626
BPR Trust , Series 2022-OANA , Class D , 9 .03% ( TSFR1M + 370 bps ) , 4/15/37 (a) (c) ........ 1,000,000 979,825
BPR Trust , Series 2021-TY , Class A , 6 .50% ( TSFR1M + 116 bps ) , 9/15/38 (a) (c) ........... 865,000 833,280
BPR Trust , Series 2022-STAR , Class A , 8 .56% ( TSFR1M + 323 bps ) , 8/15/24 (a) (c) ......... 2,690,909 2,672,921
BPR Trust , Series 2022-OANA , Class B , 7 .78% ( TSFR1M + 245 bps ) , 4/15/37 (a) (c) ........ 2,000,000 1,947,819
BX Commercial Mortgage Trust , Series 2022-CSMO , Class B , 8 .47% ( TSFR1M + 314 bps ) ,
6/15/27 (a) (c) ...................................................... 1,500,000 1,498,946
BX Commercial Mortgage Trust , Series 2019-XL , Class C , 6 .70% ( TSFR1M + 136 bps ) ,
10/15/36 (a) (c) ..................................................... 566,950 563,066
BX Commercial Mortgage Trust , Series 2019-XL , Class D , 6 .90% ( TSFR1M + 156 bps ) ,
10/15/36 (a) (c) ..................................................... 1,015,750 1,006,713
BX Commercial Mortgage Trust , Series 2019-XL , Class B , 6 .53% ( TSFR1M + 119 bps ) ,
10/15/36 (a) (c) ..................................................... 218,450 217,078
BX Trust , Series 2019-OC11 , Class A , 3 .20% , 12/9/41 , Callable 12/9/29 @ 100 (a) ........ 923,077 777,972
BX Trust , Series 2022-CLS , Class B , 6 .30% , 10/13/27 (a) .......................... 2,000,000 1,842,476
BXP Trust , Series 2021-601L , Class B , 2 .87% , 1/15/44 (a) (b) ........................ 550,000 378,604
BXP Trust , Series 2021-601L , Class C , 2 .87% , 1/15/44 (a) (b) ........................ 1,500,000 960,941
BXP Trust , Series 2021-601L , Class D , 2 .87% , 1/15/44 (a) (b) ........................ 500,000 300,180
Citigroup Commercial Mortgage Trust , Series 2017-P8 , Class AS , 3 .79% , 9/15/50 , Callable
9/15/27 @ 100 (b) ................................................... 500,000 439,232
Citigroup Commercial Mortgage Trust , Series 2019-SMRT , Class C , 4 .68% , 1/10/36 (a) ..... 500,000 498,155

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VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Citigroup Commercial Mortgage Trust , Series 2020-GC46 , Class AAB , 2 .61% , 2/15/53 ,
Callable 2/15/30 @ 100 .............................................. $ 732,000 $ 651,555
Citigroup Commercial Mortgage Trust , Series 2020-555 , Class A , 2 .65% , 12/10/41 (a) ...... 2,000,000 1,574,928
COMM Mortgage Trust , Series 2014-277P , Class A , 3 .73% , 8/10/49 , Callable 8/10/24 @
100 (a) (b) ......................................................... 2,420,000 2,273,868
COMM Mortgage Trust , Series 2015-PC1 , Class B , 4 .42% , 7/10/50 , Callable 6/10/25 @
100 (b) ........................................................... 865,000 792,013
COMM Mortgage Trust , Series 2020-CX , Class A , 2 .17% , 11/10/46 , Callable 11/10/30 @
100 (a) ........................................................... 1,500,000 1,142,920
COMM Mortgage Trust , Series 2015-PC1 , Class AM , 4 .29% , 7/10/50 , Callable 6/10/25 @
100 (b) ........................................................... 1,750,000 1,679,480
COMM Mortgage Trust , Series 2015-LC23 , Class AM , 4 .16% , 10/10/48 , Callable 11/10/25 @
100 (b) ........................................................... 250,000 233,485
CSMC , Series 2019-UVIL , Class A , 3 .16% , 12/15/41 (a) ........................... 2,252,000 1,863,292
DBJPM Mortgage Trust , Series 2016-SFC , Class A , 2 .83% , 8/10/36 , Callable 8/10/26 @
100 (a) ........................................................... 1,750,000 659,478
Extended Stay America Trust , Series 2021-ESH , Class B , 6 .83% ( TSFR1M + 149 bps ) ,
7/15/38 (a) (c) ...................................................... 739,268 730,091
GS Mortgage Securities Corp. II , Series 2023-SHIP , Class B , 5 .10% , 9/10/38 (a) (b) ........ 1,080,000 1,026,680
GS Mortgage Securities Corp. Trust , Series 2017-GPTX , Class A , 2 .86% , 5/10/34 (a) ....... 1,000,000 691,040
Houston Galleria Mall Trust , Series 2015-HGLR , Class A1A2 , 3 .09% , 3/5/37 (a) .......... 1,500,000 1,405,026
Hudson Yards Mortgage Trust , Series 2016-10HY , Class A , 2 .84% , 8/10/38 , Callable 8/10/26
@ 100 (a) ......................................................... 1,000,000 904,056
Hudson Yards Mortgage Trust , Series 2019-55HY , Class A , 3 .04% , 12/10/41 (a) (b) ........ 535,000 439,675
ILPT Commercial Mortgage Trust , Series 2022-LPF2 , Class B , 8 .08% ( TSFR1M + 274 bps ) ,
10/15/39 (a) (c) ..................................................... 2,000,000 1,987,250
ILPT Commercial Mortgage Trust , Series 2022-LPFX , Class A , 3 .38% , 3/15/32 (a) ........ 2,000,000 1,604,377
J.P. Morgan Chase Commercial Mortgage Securities Trust , Series 2021-2NU , Class B , 2 .15% ,
1/5/40 (a) (b) ....................................................... 1,000,000 724,701
Manhattan West Mortgage Trust , Series 2020-1MW , Class A , 2 .13% , 9/10/39 (a) .......... 750,000 641,827
MHC Commercial Mortgage Trust , Series 2021-MHC , Class A , 6 .25% ( TSFR1M + 92 bps ) ,
4/15/38 (a) (c) ...................................................... 2,112,504 2,084,327
Morgan Stanley Capital I Trust , Series 2021-PLZA , Class B , 2 .90% , 11/9/43 (a) .......... 1,000,000 678,356
SCOTT Trust , Series 2023-SFS , Class A , 5 .91% , 3/15/40 (a) ........................ 1,000,000 969,343
SLG Office Trust , Series 2021-OVA , Class A , 2 .59% , 7/15/41 (a) ..................... 800,000 623,984
SMRT , Series 2022-MINI , Class B , 6 .68% ( TSFR1M + 135 bps ) , 1/15/39 (a) (c) ............ 1,500,000 1,456,477
SREIT Trust , Series 2021-MFP2 , Class B , 6 .62% ( TSFR1M + 129 bps ) , 11/15/36 (a) (c) ...... 1,500,000 1,468,770
Wells Fargo Commercial Mortgage Trust , Series 2018-AUS , Class A , 4 .19% , 8/17/36 (a) (b) .. 250,000 222,142
51,299,221
Total Collateralized Mortgage Obligations (Cost $57,663,510) 51,299,221
Corporate Bonds (25.6%)
Communication Services (1.3%):
AT&T, Inc. , 3 .10% , 2/1/43 , Callable 8/1/42 @ 100 (d) ............................. 2,000,000 1,314,049
Charter Communications Operating LLC/Charter Communications Operating Capital
3 .75% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 500,000 450,674
2 .25% , 1/15/29 , Callable 11/15/28 @ 100 .................................. 2,000,000 1,630,586
2 .30% , 2/1/32 , Callable 11/1/31 @ 100 ................................... 2,500,000 1,822,205
5 .38% , 4/1/38 , Callable 10/1/37 @ 100 ................................... 750,000 612,659
Comcast Corp.
3 .55% , 5/1/28 , Callable 2/1/28 @ 100 .................................... 750,000 695,988
2 .89% , 11/1/51 , Callable 5/1/51 @ 100 (a) ................................. 1,250,000 736,875
Paramount Global
3 .38% , 2/15/28 , Callable 11/15/27 @ 100 .................................. 444,000 384,933
4 .20% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 1,250,000 1,075,644
T-Mobile USA, Inc.
4 .75% , 2/1/28 , Callable 10/16/23 @ 102.38 ................................ 643,000 616,492
3 .88% , 4/15/30 , Callable 1/15/30 @ 100 .................................. 1,000,000 885,173
2 .25% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 4,500,000 3,425,573
Verizon Communications, Inc. , 3 .40% , 3/22/41 , Callable 9/22/40 @ 100 ................ 4,000,000 2,820,560
Warnermedia Holdings, Inc.
4 .05% , 3/15/29 , Callable 1/15/29 @ 100 .................................. 2,000,000 1,784,036

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VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
4 .28% , 3/15/32 , Callable 12/15/31 @ 100 ................................. $ 1,000,000 $ 848,682
19,104,129
Consumer Discretionary (1.6%):
Advance Auto Parts, Inc. , 3 .50% , 3/15/32 , Callable 12/15/31 @ 100 ................... 2,000,000 1,495,626
AutoNation, Inc. , 2 .40% , 8/1/31 , Callable 5/1/31 @ 100 ........................... 3,000,000 2,214,044
Boston Medical Center Corp. , 3 .91% , 7/1/28 ................................... 500,000 450,258
Brunswick Corp. , 2 .40% , 8/18/31 , Callable 5/18/31 @ 100 ......................... 1,500,000 1,096,869
Daimler Finance North America LLC , 3 .45% , 1/6/27 (a) ........................... 1,000,000 938,422
Genting New York LLC/GENNY Capital, Inc. , 3 .30% , 2/15/26 , Callable 1/15/26 @ 100 (a) .. 1,000,000 891,365
Genuine Parts Co. , 2 .75% , 2/1/32 , Callable 11/1/31 @ 100 ......................... 1,000,000 778,587
Hasbro, Inc. , 3 .90% , 11/19/29 , Callable 8/19/29 @ 100 ............................ 3,500,000 3,097,112
Kohl's Corp. , 4 .63% , 5/1/31 , Callable 2/1/31 @ 100 .............................. 1,500,000 1,009,635
Marriott International, Inc. , 3 .50% , 10/15/32 , Callable 7/15/32 @ 100 ................. 1,000,000 817,935
Murphy Oil USA, Inc.
4 .75% , 9/15/29 , Callable 9/15/24 @ 102.38 ................................ 1,000,000 901,561
3 .75% , 2/15/31 , Callable 2/15/26 @ 101.88 (a) .............................. 235,000 191,872
Newell Brands, Inc.
5 .20% , 4/1/26 , Callable 1/1/26 @ 100 .................................... 500,000 471,153
6 .38% , 9/15/27 , Callable 6/15/27 @ 100 .................................. 750,000 715,273
Nordstrom, Inc. , 4 .25% , 8/1/31 , Callable 5/1/31 @ 100 ............................ 750,000 543,348
Novant Health, Inc. , 2 .64% , 11/1/36 , Callable 8/1/36 @ 100 ........................ 2,000,000 1,412,759
O'Reilly Automotive, Inc. , 4 .20% , 4/1/30 , Callable 1/1/30 @ 100 ..................... 1,000,000 910,143
Resorts World Las Vegas LLC/RWLV Capital, Inc. , 4 .63% , 4/6/31 , Callable 1/6/31 @ 100 (a) . 1,300,000 970,333
Sodexo, Inc. , 2 .72% , 4/16/31 , Callable 1/16/31 @ 100 (a) .......................... 3,000,000 2,383,118
The Home Depot, Inc. , 2 .38% , 3/15/51 , Callable 9/15/50 @ 100 ..................... 1,400,000 768,586
Tractor Supply Co.
1 .75% , 11/1/30 , Callable 8/1/30 @ 100 ................................... 1,000,000 759,840
5 .25% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 750,000 706,163
Volkswagen Group of America Finance LLC , 4 .60% , 6/8/29 , Callable 4/8/29 @ 100 (a) ..... 1,500,000 1,398,965
24,922,967
Consumer Staples (1.9%):
7-Eleven, Inc.
1 .80% , 2/10/31 , Callable 11/10/30 @ 100 (a) ................................ 1,500,000 1,137,705
2 .80% , 2/10/51 , Callable 8/2/50 @ 100 (a) ................................. 1,000,000 561,390
Altria Group, Inc. , 2 .45% , 2/4/32 , Callable 11/4/31 @ 100 .......................... 1,500,000 1,128,834
Anheuser-Busch InBev Worldwide, Inc.
4 .38% , 4/15/38 , Callable 10/15/37 @ 100 ................................. 1,500,000 1,300,995
5 .45% , 1/23/39 , Callable 7/23/38 @ 100 .................................. 500,000 483,735
4 .35% , 6/1/40 , Callable 12/1/39 @ 100 ................................... 1,000,000 846,800
3 .75% , 7/15/42 .................................................... 750,000 579,653
BAT Capital Corp.
2 .73% , 3/25/31 , Callable 12/25/30 @ 100 ................................. 1,000,000 769,714
7 .75% , 10/19/32 , Callable 7/19/32 @ 100 ................................. 1,000,000 1,056,250
4 .39% , 8/15/37 , Callable 2/15/37 @ 100 .................................. 1,250,000 952,762
Bunge Ltd. Finance Corp. , 2 .75% , 5/14/31 , Callable 2/14/31 @ 100 ................... 2,000,000 1,621,515
Cargill, Inc.
2 .13% , 11/10/31 , Callable 8/10/31 @ 100 (a) ................................ 1,000,000 777,020
5 .13% , 10/11/32 , Callable 7/11/32 @ 100 (a) ................................ 1,500,000 1,450,830
Church & Dwight Co., Inc. , 2 .30% , 12/15/31 , Callable 9/15/31 @ 100 ................. 1,000,000 797,184
Constellation Brands, Inc. , 2 .25% , 8/1/31 , Callable 5/1/31 @ 100 ..................... 1,000,000 777,942
Dollar General Corp. , 5 .45% , 7/5/33 , Callable 4/5/33 @ 100 (d) ...................... 1,250,000 1,155,389
General Mills, Inc. , 4 .55% , 4/17/38 , Callable 10/17/37 @ 100 ....................... 1,000,000 838,580
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL , 6 .75% , 3/15/34 , Callable
12/15/33 @ 100 (a) .................................................. 1,000,000 973,050
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. , 2 .50% , 1/15/27 , Callable
12/15/26 @ 100 (a) .................................................. 1,500,000 1,324,397
Keurig Dr Pepper, Inc.
3 .95% , 4/15/29 , Callable 2/15/29 @ 100 .................................. 750,000 691,561
2 .25% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,000,000 786,922
4 .50% , 4/15/52 , Callable 10/15/51 @ 100 ................................. 1,000,000 786,507
Kraft Heinz Foods Co. , 5 .00% , 6/4/42 ........................................ 1,000,000 865,632
Mars, Inc. , 3 .88% , 4/1/39 , Callable 10/1/38 @ 100 (a) ............................. 1,000,000 795,580

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
McCormick & Co., Inc. , 1 .85% , 2/15/31 , Callable 11/15/30 @ 100 ................... $ 1,000,000 $ 760,698
Philip Morris International, Inc. , 5 .38% , 2/15/33 , Callable 11/15/32 @ 100 .............. 2,000,000 1,890,714
Sysco Corp. , 2 .45% , 12/14/31 , Callable 9/14/31 @ 100 ............................ 1,500,000 1,172,851
The Coca-Cola Co. , 2 .00% , 3/5/31 ........................................... 2,000,000 1,605,825
Walgreens Boots Alliance, Inc. , 4 .10% , 4/15/50 , Callable 10/15/49 @ 100 .............. 1,000,000 621,161
28,511,196
Energy (1.6%):
Apache Corp. , 4 .25% , 1/15/44 , Callable 7/15/43 @ 100 ............................ 1,500,000 970,163
Boardwalk Pipelines LP
4 .45% , 7/15/27 , Callable 4/15/27 @ 100 .................................. 500,000 470,696
4 .80% , 5/3/29 , Callable 2/3/29 @ 100 .................................... 500,000 465,675
3 .60% , 9/1/32 , Callable 6/1/32 @ 100 .................................... 1,000,000 813,235
Buckeye Partners LP , 4 .13% , 12/1/27 , Callable 9/1/27 @ 100 ....................... 1,000,000 881,680
Cameron LNG LLC , 3 .30% , 1/15/35 , Callable 9/15/34 @ 100 (a) ..................... 1,091,000 867,069
Columbia Pipelines Operating Co. LLC , 6 .04% , 11/15/33 , Callable 8/15/33 @ 100 (a) ...... 1,500,000 1,465,420
ConocoPhillips Co. , 5 .55% , 3/15/54 , Callable 9/15/53 @ 100 ....................... 1,500,000 1,424,655
Energy Transfer LP
6 .50% ( H15T5Y + 569 bps ) , Callable 11/15/26 @ 100 (c) (e) ...................... 1,000,000 920,872
4 .15% , 9/15/29 , Callable 6/15/29 @ 100 .................................. 1,000,000 906,408
EQT Corp. , 7 .00% , 2/1/30 , Callable 11/1/29 @ 100 .............................. 514,000 530,397
Florida Gas Transmission Co. LLC , 2 .55% , 7/1/30 , Callable 4/1/30 @ 100 (a) ............ 1,500,000 1,204,585
Gray Oak Pipeline LLC , 3 .45% , 10/15/27 , Callable 8/15/27 @ 100 (a) ................. 1,334,000 1,182,236
Hilcorp Energy I LP/Hilcorp Finance Co. , 6 .25% , 11/1/28 , Callable 11/6/23 @ 103.13 (a) .... 1,000,000 936,879
HollyFrontier Corp. , 4 .50% , 10/1/30 , Callable 7/1/30 @ 100 ........................ 2,000,000 1,718,237
Midwest Connector Capital Co. LLC , 4 .63% , 4/1/29 , Callable 1/1/29 @ 100 (a) ........... 1,500,000 1,368,840
MPLX LP
4 .25% , 12/1/27 , Callable 9/1/27 @ 100 ................................... 500,000 469,045
4 .00% , 3/15/28 , Callable 12/15/27 @ 100 ................................. 750,000 692,737
4 .80% , 2/15/29 , Callable 11/15/28 @ 100 .................................. 250,000 236,979
Occidental Petroleum Corp. , 4 .40% , 8/15/49 , Callable 2/15/49 @ 100 ................. 1,250,000 851,897
Patterson UTI Energy, Inc. , 7 .15% , 10/1/33 , Callable 7/1/33 @ 100 ................... 1,000,000 1,004,397
Phillips 66 Co. , 4 .90% , 10/1/46 , Callable 4/1/46 @ 100 ............................ 1,000,000 824,830
Plains All American Pipeline LP/PAA Finance Corp. , 3 .55% , 12/15/29 , Callable 9/15/29 @
100 ............................................................. 2,280,000 1,956,669
Rockies Express Pipeline LLC , 4 .95% , 7/15/29 , Callable 4/15/29 @ 100 (a) ............. 1,000,000 890,142
Western Midstream Operating LP
4 .05% , 2/1/30 , Callable 11/1/29 @ 100 ................................... 1,000,000 872,164
5 .25% , 2/1/50 , Callable 8/1/49 @ 100 .................................... 500,000 386,851
24,312,758
Financials (7.1%):
Ally Financial, Inc.
7 .10% , 11/15/27 , Callable 10/15/27 @ 100 (d) ............................... 833,000 831,703
6 .99% ( SOFR + 326 bps ) , 6/13/29 , Callable 6/13/28 @ 100 (c) .................... 1,585,000 1,550,947
American Express Co. , 4 .99% ( SOFR + 226 bps ) , 5/26/33 , Callable 2/26/32 @ 100 (c) ....... 1,500,000 1,369,997
AmFam Holdings, Inc. , 2 .81% , 3/11/31 , Callable 12/11/30 @ 100 (a) .................. 1,000,000 722,539
Assurant, Inc.
6 .10% , 2/27/26 , Callable 1/27/26 @ 100 .................................. 882,000 869,027
2 .65% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 1,000,000 731,435
Bank of America Corp.
4 .38% ( H15T5Y + 276 bps ) , Callable 1/27/27 @ 100 (c) (e) ...................... 1,000,000 843,340
1 .66% ( SOFR + 91 bps ) , 3/11/27 , Callable 3/11/26 @ 100 (c) ..................... 500,000 448,516
2 .57% ( SOFR + 121 bps ) , 10/20/32 , Callable 10/20/31 @ 100 (c) .................. 3,750,000 2,879,100
2 .48% ( H15T5Y + 120 bps ) , 9/21/36 , Callable 9/21/31 @ 100 (c) .................. 1,000,000 730,943
Belrose Funding Trust , 2 .33% , 8/15/30 , Callable 5/15/30 @ 100 (a) ................... 1,000,000 749,274
Blackstone Private Credit Fund , 2 .63% , 12/15/26 , Callable 11/15/26 @ 100 (a) ........... 1,290,000 1,109,779
Blue Owl Finance LLC , 3 .13% , 6/10/31 , Callable 3/10/31 @ 100 (a) ................... 1,000,000 747,195
BMW US Capital LLC , 3 .75% , 4/12/28 , Callable 1/12/28 @ 100 (a) ................... 1,000,000 929,719
Brown & Brown, Inc. , 4 .20% , 3/17/32 , Callable 12/17/31 @ 100 ..................... 1,000,000 862,367
Cadence Bank , 4 .13% ( US0003M + 247 bps ) , 11/20/29 , Callable 11/20/24 @ 100 (c) ........ 625,000 576,762
Capital One Financial Corp.
3 .75% , 7/28/26 , Callable 6/28/26 @ 100 .................................. 1,000,000 926,837
2 .36% ( SOFR + 134 bps ) , 7/29/32 , Callable 7/29/31 @ 100 (c) .................... 1,000,000 681,409

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
5 .82% ( SOFR + 260 bps ) , 2/1/34 , Callable 2/1/33 @ 100 (c) ...................... $ 1,000,000 $ 904,121
Citigroup, Inc. , 2 .52% ( SOFR + 118 bps ) , 11/3/32 , Callable 11/3/31 @ 100 (c) ............. 2,000,000 1,519,020
Citizens Bank NA , 6 .06% ( SOFR + 145 bps ) , 10/24/25 , Callable 10/24/24 @ 100 (c) ........ 500,000 482,532
Citizens Bank NA/Providence RI , 4 .12% ( SOFR + 140 bps ) , 5/23/25 , Callable 5/23/24 @ 100 (c) 907,000 877,083
Citizens Financial Group, Inc.
2 .50% , 2/6/30 , Callable 11/6/29 @ 100 ................................... 2,000,000 1,552,298
5 .64% ( H15T5Y + 275 bps ) , 5/21/37 , Callable 5/21/32 @ 100 (c) .................. 1,000,000 837,705
Compeer Financial FLCA/Compeer Financial PCA , 3 .38% ( SOFR + 197 bps ) , 6/1/36 , Callable
6/1/31 @ 100 (a) (c) .................................................. 500,000 325,839
Credit Acceptance Corp. , 6 .63% , 3/15/26 , Callable 10/16/23 @ 101.66 (d) ............... 500,000 482,360
Equitable Holdings, Inc. , 4 .35% , 4/20/28 , Callable 1/20/28 @ 100 .................... 1,000,000 929,889
F&G Global Funding , 2 .00% , 9/20/28 (a) ...................................... 2,000,000 1,626,254
Fells Point Funding Trust , 3 .05% , 1/31/27 , Callable 12/31/26 @ 100 (a) ................ 1,750,000 1,586,727
Fifth Third Bancorp
3 .95% , 3/14/28 , Callable 2/14/28 @ 100 .................................. 500,000 455,355
4 .34% ( SOFR + 166 bps ) , 4/25/33 , Callable 4/25/32 @ 100 (c) .................... 2,000,000 1,690,751
First American Financial Corp. , 2 .40% , 8/15/31 , Callable 5/15/31 @ 100 ............... 3,025,000 2,242,697
First Citizens BancShares, Inc. , 3 .38% ( TSFR3M + 247 bps ) , 3/15/30 , Callable 3/15/25 @
100 (c) ........................................................... 1,000,000 920,763
First Horizon Bank , 5 .75% , 5/1/30 , Callable 2/1/30 @ 100 (d) ....................... 2,000,000 1,776,552
Fiserv, Inc.
5 .60% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 1,500,000 1,452,772
5 .63% , 8/21/33 , Callable 5/21/33 @ 100 .................................. 1,000,000 969,169
Ford Motor Credit Co. LLC
4 .54% , 8/1/26 , Callable 6/1/26 @ 100 .................................... 1,000,000 937,973
2 .90% , 2/10/29 , Callable 12/10/28 @ 100 ................................. 500,000 410,624
Glencore Funding LLC
1 .63% , 4/27/26 , Callable 3/27/26 @ 100 (a) ................................ 700,000 630,313
2 .50% , 9/1/30 , Callable 6/1/30 @ 100 (a) .................................. 500,000 395,359
2 .85% , 4/27/31 , Callable 1/27/31 @ 100 (a) ................................ 1,000,000 791,193
Global Payments, Inc.
2 .90% , 11/15/31 , Callable 8/15/31 @ 100 .................................. 1,500,000 1,175,946
5 .40% , 8/15/32 , Callable 5/15/32 @ 100 .................................. 1,000,000 935,380
Guardian Life Global Funding , 1 .40% , 7/6/27 (a) ................................. 2,000,000 1,725,359
Huntington Bancshares, Inc.
4 .44% ( SOFR + 197 bps ) , 8/4/28 , Callable 8/4/27 @ 100 (c) ...................... 500,000 462,568
6 .21% ( SOFR + 202 bps ) , 8/21/29 , Callable 8/21/28 @ 100 (c) .................... 1,000,000 979,080
2 .49% ( H15T5Y + 117 bps ) , 8/15/36 , Callable 8/15/31 @ 100 (c) .................. 1,000,000 703,180
Hyundai Capital America
3 .40% , 6/20/24 (a) .................................................. 500,000 490,343
3 .50% , 11/2/26 , Callable 9/2/26 @ 100 (a) ................................. 500,000 465,005
ILFC E-Capital Trust I , 7 .21% , 12/21/65 , Callable 11/6/23 @ 100 (a) .................. 500,000 362,169
JPMorgan Chase & Co.
4 .60% ( TSFR3M + 313 bps ) , Callable 2/1/25 @ 100 (c) (e) ....................... 1,000,000 936,546
2 .52% ( SOFR + 204 bps ) , 4/22/31 , Callable 4/22/30 @ 100 (c) .................... 3,000,000 2,429,023
1 .95% ( SOFR + 107 bps ) , 2/4/32 , Callable 2/4/31 @ 100 (c) ...................... 4,000,000 3,030,141
KeyBank NA , 3 .90% , 4/13/29 .............................................. 1,500,000 1,218,296
KeyCorp.
3 .88% ( SOFRINDX + 125 bps ) , 5/23/25 , Callable 5/23/24 @ 100 , MTN (c) ........... 500,000 479,033
2 .25% , 4/6/27 , MTN ................................................ 500,000 424,421
4 .79% ( SOFRINDX + 206 bps ) , 6/1/33 , Callable 6/1/32 @ 100 , MTN (c) ............ 757,000 631,017
Lincoln National Corp. , 3 .80% , 3/1/28 , Callable 12/1/27 @ 100 (d) .................... 500,000 452,670
Loews Corp. , 3 .20% , 5/15/30 , Callable 2/15/30 @ 100 ............................ 1,000,000 862,526
M&T Bank Corp. , 5 .05% ( SOFR + 185 bps ) , 1/27/34 , Callable 1/27/33 @ 100 (c) .......... 1,750,000 1,516,261
Manufacturers & Traders Trust Co. , 4 .65% , 1/27/26 , Callable 12/27/25 @ 100 ........... 500,000 476,567
MassMutual Global Funding II , 1 .20% , 7/16/26 (a) ............................... 1,500,000 1,327,293
Mercury General Corp. , 4 .40% , 3/15/27 , Callable 12/15/26 @ 100 .................... 1,000,000 931,303
Metropolitan Life Global Funding I , 2 .40% , 1/11/32 (a) ............................ 2,000,000 1,570,421
Morgan Stanley
2 .51% ( SOFR + 120 bps ) , 10/20/32 , Callable 10/20/31 @ 100 , MTN (c) ............. 3,000,000 2,291,493
2 .48% ( SOFR + 136 bps ) , 9/16/36 , Callable 9/16/31 @ 100 (c) .................... 2,000,000 1,461,513
New York Community Bancorp, Inc. , 5 .90% ( TSFR3M + 304 bps ) , 11/6/28 , Callable 11/6/23 @
100 (c) ........................................................... 1,250,000 1,172,312
New York Life Global Funding , 1 .85% , 8/1/31 (a) ................................ 1,500,000 1,133,278

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Northern Trust Corp. , 6 .13% , 11/2/32 , Callable 8/2/32 @ 100 ....................... $ 1,000,000 $ 986,114
OWL Rock Core Income Corp.
5 .50% , 3/21/25 (a) .................................................. 500,000 483,913
3 .13% , 9/23/26 , Callable 8/23/26 @ 100 (a) ................................ 250,000 219,690
4 .70% , 2/8/27 , Callable 1/8/27 @ 100 (a) .................................. 1,125,000 1,021,488
Pacific Life Global Funding II , 1 .38% , 4/14/26 (a) ................................ 2,000,000 1,792,102
Penske Truck Leasing Co. LP/PTL Finance Corp.
1 .70% , 6/15/26 , Callable 5/15/26 @ 100 (a) ................................ 1,000,000 886,441
6 .20% , 6/15/30 , Callable 4/15/30 @ 100 (a) ................................ 1,000,000 985,235
Pine Street Trust I , 4 .57% , 2/15/29 , Callable 11/15/28 @ 100 (a) ...................... 500,000 450,922
Primerica, Inc. , 2 .80% , 11/19/31 , Callable 8/19/31 @ 100 .......................... 1,750,000 1,389,105
Principal Life Global Funding II , 1 .25% , 8/16/26 (a) .............................. 2,000,000 1,751,149
Protective Life Global Funding , 1 .90% , 7/6/28 (a) (d) .............................. 2,000,000 1,696,560
Prudential Financial, Inc.
3 .94% , 12/7/49 , Callable 6/7/49 @ 100 ................................... 1,000,000 718,900
6 .00% ( H15T5Y + 323 bps ) , 9/1/52 , Callable 6/1/32 @ 100 (c) .................... 1,000,000 916,600
Raymond James Financial, Inc. , 4 .95% , 7/15/46 ................................. 1,000,000 825,411
Regions Financial Corp. , 5 .75% ( H15T5Y + 543 bps ) , Callable 6/15/25 @ 100 (c) (e) ........ 595,000 565,575
Santander Holdings USA, Inc.
4 .40% , 7/13/27 , Callable 4/14/27 @ 100 .................................. 750,000 695,834
6 .57% ( SOFR + 270 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 500,000 487,336
State Street Corp. , 5 .16% ( SOFR + 189 bps ) , 5/18/34 , Callable 5/18/33 @ 100 (c) .......... 1,500,000 1,394,233
Stellantis Finance U.S., Inc. , 2 .69% , 9/15/31 , Callable 6/15/31 @ 100 (a) ............... 1,200,000 922,576
Stewart Information Services Corp. , 3 .60% , 11/15/31 , Callable 8/15/31 @ 100 ........... 2,250,000 1,650,601
Synchrony Bank , 5 .63% , 8/23/27 , Callable 7/23/27 @ 100 ......................... 500,000 464,354
Synchrony Financial
4 .50% , 7/23/25 , Callable 4/23/25 @ 100 .................................. 500,000 474,197
5 .15% , 3/19/29 , Callable 12/19/28 @ 100 ................................. 500,000 444,719
Synovus Bank , 4 .00% ( H15T5Y + 363 bps ) , 10/29/30 , Callable 10/29/25 @ 100 (c) ......... 500,000 403,534
Synovus Financial Corp. , 5 .90% ( USSW5 + 338 bps ) , 2/7/29 , Callable 2/7/24 @ 100 (c) ...... 500,000 462,368
The Bank of New York Mellon Corp.
4 .70% ( H15T5Y + 436 bps ) , Callable 9/20/25 @ 100 (c) (e) ...................... 500,000 482,970
3 .75% ( H15T5Y + 263 bps ) , Callable 12/20/26 @ 100 (c) (e) ...................... 1,000,000 811,512
3 .99% ( SOFR + 115 bps ) , 6/13/28 , Callable 6/13/27 @ 100 , MTN (c) ............... 1,000,000 941,398
The Charles Schwab Corp. , 5 .85% ( SOFR + 250 bps ) , 5/19/34 , Callable 5/19/33 @ 100 (c) .... 1,350,000 1,284,324
The Huntington National Bank , 5 .65% , 1/10/30 , Callable 11/10/29 @ 100 .............. 1,000,000 939,310
The PNC Financial Services Group, Inc.
2 .55% , 1/22/30 , Callable 10/24/29 @ 100 ................................. 1,500,000 1,215,364
4 .63% ( SOFRINDX + 185 bps ) , 6/6/33 , Callable 6/6/32 @ 100 (c) ................. 500,000 430,717
5 .94% ( SOFR + 195 bps ) , 8/18/34 , Callable 8/18/33 @ 100 (c) .................... 1,000,000 960,840
Truist Bank , 2 .25% , 3/11/30 , Callable 12/11/29 @ 100 ............................ 1,050,000 803,765
Truist Financial Corp. , 4 .25% , 9/30/24 ........................................ 750,000 734,113
US Bancorp
5 .78% ( SOFR + 202 bps ) , 6/12/29 , Callable 6/12/28 @ 100 (c) .................... 750,000 730,432
2 .49% ( H15T5Y + 95 bps ) , 11/3/36 , Callable 11/3/31 @ 100 (c) ................... 1,500,000 1,049,580
W R Berkley Corp. , 3 .55% , 3/30/52 , Callable 9/30/51 @ 100 ........................ 1,172,000 749,840
Webster Financial Corp.
4 .38% , 2/15/24 , Callable 1/16/24 @ 100 .................................. 1,000,000 983,603
4 .10% , 3/25/29 , Callable 12/25/28 @ 100 ................................. 500,000 428,523
Wells Fargo & Co.
5 .90% , Callable 6/15/24 @ 100 (d) (e) ..................................... 1,000,000 984,192
3 .00% , 10/23/26 .................................................... 1,000,000 917,800
2 .88% ( TSFR3M + 143 bps ) , 10/30/30 , Callable 10/30/29 @ 100 , MTN (c) ........... 1,000,000 832,323
108,370,945
Health Care (2.0%):
AbbVie, Inc.
3 .20% , 11/21/29 , Callable 8/21/29 @ 100 .................................. 1,000,000 882,290
4 .25% , 11/21/49 , Callable 5/21/49 @ 100 .................................. 500,000 396,010
Amgen, Inc.
5 .25% , 3/2/33 , Callable 12/2/32 @ 100 ................................... 1,000,000 955,659
5 .60% , 3/2/43 , Callable 9/2/42 @ 100 .................................... 1,000,000 930,200
3 .00% , 1/15/52 , Callable 7/15/51 @ 100 .................................. 1,250,000 755,729
4 .20% , 2/22/52 , Callable 8/22/51 @ 100 .................................. 1,250,000 933,196

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Anthem, Inc. , 2 .88% , 9/15/29 , Callable 6/15/29 @ 100 ............................ $ 323,000 $ 278,332
Baxter International, Inc. , 2 .54% , 2/1/32 , Callable 11/1/31 @ 100 .................... 1,750,000 1,355,267
Bio-Rad Laboratories, Inc. , 3 .30% , 3/15/27 , Callable 2/15/27 @ 100 .................. 1,250,000 1,152,557
Bristol Myers Squibb Co. , 3 .90% , 2/20/28 , Callable 11/20/27 @ 100 .................. 500,000 472,549
Centene Corp. , 2 .50% , 3/1/31 , Callable 12/1/30 @ 100 ............................ 1,500,000 1,153,455
Cigna Corp. , 2 .38% , 3/15/31 , Callable 12/15/30 @ 100 ............................ 2,000,000 1,594,983
CVS Health Corp.
2 .13% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 2,000,000 1,529,123
5 .63% , 2/21/53 , Callable 8/21/52 @ 100 .................................. 500,000 446,995
DENTSPLY SIRONA, Inc. , 3 .25% , 6/1/30 , Callable 3/1/30 @ 100 .................... 4,000,000 3,351,248
Duke University Health System, Inc. , 2 .60% , 6/1/30 .............................. 2,000,000 1,629,671
Eastern Maine Healthcare Systems , 3 .71% , 7/1/26 ............................... 270,000 254,709
Elevance Health, Inc. , 2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ..................... 1,000,000 809,375
Fresenius Medical Care U.S. Finance III, Inc. , 2 .38% , 2/16/31 , Callable 11/16/30 @ 100 (a) .. 2,500,000 1,817,455
HCA, Inc.
4 .38% , 3/15/42 , Callable 9/15/41 @ 100 .................................. 750,000 572,363
5 .90% , 6/1/53 , Callable 12/1/52 @ 100 ................................... 1,000,000 896,433
Illumina, Inc. , 2 .55% , 3/23/31 , Callable 12/23/30 @ 100 ........................... 2,000,000 1,552,144
Orlando Health Obligated Group
3 .78% , 10/1/28 , Callable 7/1/28 @ 100 ................................... 500,000 455,181
2 .89% , 10/1/35 .................................................... 1,000,000 763,308
PerkinElmer, Inc.
2 .55% , 3/15/31 , Callable 12/15/30 @ 100 ................................. 1,500,000 1,182,247
2 .25% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 500,000 380,105
Roche Holdings, Inc. , 1 .93% , 12/13/28 , Callable 10/13/28 @ 100 (a) .................. 1,500,000 1,279,083
Southern Illinois Healthcare Enterprises, Inc. , 3 .97% , 5/15/50 , Callable 11/15/49 @ 100 .... 1,000,000 640,405
Universal Health Services, Inc. , 2 .65% , 1/15/32 , Callable 10/15/31 @ 100 (a) ............ 3,262,000 2,428,708
30,848,780
Industrials (3.0%):
Acuity Brands Lighting, Inc. , 2 .15% , 12/15/30 , Callable 9/15/30 @ 100 ................ 2,250,000 1,752,231
Air Lease Corp. , 2 .88% , 1/15/32 , Callable 10/15/31 @ 100 ......................... 1,000,000 780,680
American Airlines Pass Through Trust
3 .70% , 10/1/26 .................................................... 275,841 249,514
3 .85% , 2/15/28 .................................................... 333,313 293,587
3 .60% , 10/15/29 .................................................... 364,694 313,001
Arconic, Inc. , 5 .90% , 2/1/27 ............................................... 250,000 245,648
Ashtead Capital, Inc.
4 .25% , 11/1/29 , Callable 11/1/24 @ 102.13 (a) .............................. 1,448,000 1,286,244
2 .45% , 8/12/31 , Callable 5/12/31 @ 100 (a) ................................ 667,000 504,560
5 .50% , 8/11/32 , Callable 5/11/32 @ 100 (a) ................................ 750,000 692,951
5 .95% , 10/15/33 , Callable 7/15/33 @ 100 (a) ............................... 1,000,000 949,463
British Airways Pass Through Trust
3 .35% , 6/15/29 (a) .................................................. 321,873 285,117
3 .80% , 9/20/31 (a) .................................................. 495,482 451,533
Builders FirstSource, Inc. , 6 .38% , 6/15/32 , Callable 6/15/27 @ 103.19 (a) ............... 500,000 470,510
Carlisle Cos., Inc. , 2 .75% , 3/1/30 , Callable 12/1/29 @ 100 ......................... 2,000,000 1,652,282
Carrier Global Corp. , 3 .38% , 4/5/40 , Callable 10/5/39 @ 100 ....................... 2,250,000 1,608,390
CoStar Group, Inc. , 2 .80% , 7/15/30 , Callable 4/15/30 @ 100 (a) ...................... 2,091,000 1,678,148
Daimler Truck Finance North America LLC , 2 .38% , 12/14/28 (a) ..................... 1,050,000 890,769
Delta Air Lines, Inc./SkyMiles IP Ltd. , 4 .75% , 10/20/28 (a) ......................... 1,250,000 1,188,898
FedEx Corp. , 4 .05% , 2/15/48 , Callable 8/15/47 @ 100 ............................ 2,250,000 1,642,838
Fluor Corp. , 4 .25% , 9/15/28 , Callable 6/15/28 @ 100 ............................. 1,000,000 915,556
Fortune Brands Innovations, Inc. , 4 .00% , 3/25/32 , Callable 12/25/31 @ 100 ............. 1,250,000 1,066,145
GXO Logistics, Inc. , 2 .65% , 7/15/31 , Callable 4/15/31 @ 100 ....................... 2,000,000 1,524,073
Hawaiian Airlines Pass Through Certificates , 3 .90% , 1/15/26 ........................ 81,908 73,533
Hillenbrand, Inc.
5 .00% , 9/15/26 , Callable 7/15/26 @ 100 .................................. 1,000,000 946,203
3 .75% , 3/1/31 , Callable 3/1/26 @ 101.88 .................................. 350,000 280,239
Howmet Aerospace, Inc. , 3 .00% , 1/15/29 , Callable 11/15/28 @ 100 ................... 1,500,000 1,270,244
Hubbell, Inc. , 2 .30% , 3/15/31 , Callable 12/15/30 @ 100 ........................... 1,500,000 1,185,579
Huntington Ingalls Industries, Inc. , 2 .04% , 8/16/28 , Callable 6/16/28 @ 100 ............. 1,500,000 1,257,744
Ingersoll-Rand Global Holding Co. Ltd. , 3 .75% , 8/21/28 , Callable 5/21/28 @ 100 ......... 500,000 462,195
JetBlue Pass Through Trust , 2 .95% , 5/15/28 .................................... 205,324 175,332

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Kennametal, Inc. , 4 .63% , 6/15/28 , Callable 3/15/28 @ 100 ......................... $ 1,058,000 $ 995,651
Leidos, Inc.
2 .30% , 2/15/31 , Callable 11/15/30 @ 100 .................................. 1,500,000 1,150,937
5 .75% , 3/15/33 , Callable 12/15/32 @ 100 ................................. 2,250,000 2,151,888
Otis Worldwide Corp. , 3 .11% , 2/15/40 , Callable 8/15/39 @ 100 ...................... 1,000,000 714,076
Quanta Services, Inc.
2 .90% , 10/1/30 , Callable 7/1/30 @ 100 ................................... 1,500,000 1,223,230
2 .35% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 250,000 188,314
Regal Rexnord Corp. , 6 .40% , 4/15/33 , Callable 1/15/33 @ 100 (a) .................... 570,000 548,722
Ryder System, Inc. , 2 .85% , 3/1/27 , Callable 2/1/27 @ 100 , MTN ..................... 2,000,000 1,818,187
Spirit Airlines Pass Through Trust , 3 .38% , 2/15/30 ............................... 951,363 825,417
The Boeing Co.
3 .25% , 2/1/28 , Callable 12/1/27 @ 100 ................................... 1,500,000 1,349,460
3 .63% , 2/1/31 , Callable 11/1/30 @ 100 ................................... 2,750,000 2,370,600
5 .71% , 5/1/40 , Callable 11/1/39 @ 100 ................................... 1,000,000 922,190
5 .81% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 2,000,000 1,810,840
The Timken Co. , 4 .13% , 4/1/32 , Callable 1/1/32 @ 100 ............................ 2,100,000 1,794,548
Union Pacific Corp. , 3 .25% , 2/5/50 , Callable 8/5/49 @ 100 ......................... 1,000,000 668,395
United Airlines Pass Through Trust
4 .88% , 1/15/26 .................................................... 221,750 213,324
3 .70% , 3/1/30 ..................................................... 379,774 325,422
45,164,408
Information Technology (1.8%):
Amphenol Corp.
4 .35% , 6/1/29 , Callable 3/1/29 @ 100 .................................... 500,000 474,552
2 .20% , 9/15/31 , Callable 6/15/31 @ 100 .................................. 1,125,000 879,619
Broadcom, Inc.
2 .45% , 2/15/31 , Callable 11/15/30 @ 100 (a) ................................ 2,500,000 1,951,875
3 .42% , 4/15/33 , Callable 1/15/33 @ 100 (a) ................................ 2,000,000 1,593,940
3 .47% , 4/15/34 , Callable 1/15/34 @ 100 (a) ................................ 500,000 392,134
Dell International LLC/EMC Corp.
5 .75% , 2/1/33 , Callable 11/1/32 @ 100 ................................... 260,000 252,739
3 .38% , 12/15/41 , Callable 6/15/41 @ 100 (a) ............................... 2,500,000 1,674,135
HP, Inc. , 2 .65% , 6/17/31 , Callable 3/17/31 @ 100 (a) .............................. 1,500,000 1,169,639
Jabil, Inc. , 3 .00% , 1/15/31 , Callable 10/15/30 @ 100 .............................. 1,474,000 1,193,068
Marvell Technology, Inc. , 2 .45% , 4/15/28 , Callable 2/15/28 @ 100 ................... 1,050,000 906,812
Micron Technology, Inc. , 5 .88% , 2/9/33 , Callable 11/9/32 @ 100 ..................... 1,250,000 1,194,579
Microsoft Corp. , 2 .53% , 6/1/50 , Callable 12/1/49 @ 100 ........................... 1,500,000 913,350
Motorola Solutions, Inc.
2 .75% , 5/24/31 , Callable 2/24/31 @ 100 .................................. 1,000,000 789,609
5 .60% , 6/1/32 , Callable 3/1/32 @ 100 .................................... 1,000,000 954,990
Oracle Corp.
2 .95% , 4/1/30 , Callable 1/1/30 @ 100 .................................... 1,000,000 839,840
3 .85% , 7/15/36 , Callable 1/15/36 @ 100 .................................. 2,000,000 1,577,140
3 .60% , 4/1/50 , Callable 10/1/49 @ 100 ................................... 1,000,000 646,310
Qorvo, Inc. , 3 .38% , 4/1/31 , Callable 4/1/26 @ 101.69 (a) ........................... 3,909,000 3,098,263
Skyworks Solutions, Inc. , 3 .00% , 6/1/31 , Callable 3/1/31 @ 100 ..................... 1,200,000 934,763
Teledyne Technologies, Inc. , 2 .75% , 4/1/31 , Callable 1/1/31 @ 100 ................... 2,000,000 1,616,059
TSMC Arizona Corp. , 2 .50% , 10/25/31 , Callable 7/25/31 @ 100 ..................... 3,400,000 2,736,246
Workday, Inc. , 3 .70% , 4/1/29 , Callable 2/1/29 @ 100 ............................. 1,500,000 1,360,336
27,149,998
Materials (1.6%):
Albemarle Corp. , 4 .65% , 6/1/27 , Callable 5/1/27 @ 100 ........................... 1,500,000 1,437,331
Amcor Finance USA, Inc. , 5 .63% , 5/26/33 , Callable 2/26/33 @ 100 ................... 1,364,000 1,308,808
AptarGroup, Inc. , 3 .60% , 3/15/32 , Callable 12/15/31 @ 100 ........................ 2,102,000 1,739,140
Avery Dennison Corp.
2 .65% , 4/30/30 , Callable 2/1/30 @ 100 ................................... 800,000 652,219
2 .25% , 2/15/32 , Callable 11/15/31 @ 100 .................................. 1,500,000 1,126,690
Ball Corp. , 3 .13% , 9/15/31 , Callable 6/15/31 @ 100 .............................. 1,500,000 1,174,793
Bayport Polymers LLC , 4 .74% , 4/14/27 , Callable 3/14/27 @ 100 (a) ................... 1,500,000 1,386,541
Celanese U.S. Holdings LLC , 6 .33% , 7/15/29 , Callable 5/15/29 @ 100 ................ 641,000 628,323
Colonial Enterprises, Inc. , 3 .25% , 5/15/30 , Callable 2/15/30 @ 100 (a) ................. 1,000,000 859,973

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Commercial Metals Co. , 3 .88% , 2/15/31 , Callable 2/15/26 @ 101.94 .................. $ 1,000,000 $ 834,542
Eagle Materials, Inc. , 2 .50% , 7/1/31 , Callable 4/1/31 @ 100 ........................ 2,500,000 1,949,426
Ecolab, Inc. , 2 .70% , 12/15/51 , Callable 6/15/51 @ 100 ............................ 1,250,000 732,001
Freeport-McMoRan, Inc. , 4 .38% , 8/1/28 , Callable 11/6/23 @ 102.19 .................. 1,500,000 1,376,235
LYB International Finance III LLC
5 .63% , 5/15/33 , Callable 2/15/33 @ 100 .................................. 850,000 817,521
3 .38% , 10/1/40 , Callable 4/1/40 @ 100 ................................... 500,000 340,136
4 .20% , 5/1/50 , Callable 11/1/49 @ 100 ................................... 500,000 351,926
Martin Marietta Materials, Inc. , 2 .40% , 7/15/31 , Callable 4/15/31 @ 100 ............... 1,000,000 783,090
NewMarket Corp. , 2 .70% , 3/18/31 , Callable 12/18/30 @ 100 ........................ 1,250,000 979,828
Packaging Corp. of America
3 .40% , 12/15/27 , Callable 9/15/27 @ 100 ................................. 500,000 460,587
3 .05% , 10/1/51 , Callable 4/1/51 @ 100 ................................... 1,875,000 1,114,425
Reliance Steel & Aluminum Co. , 2 .15% , 8/15/30 , Callable 5/15/30 @ 100 .............. 1,000,000 782,953
The Dow Chemical Co. , 6 .30% , 3/15/33 , Callable 12/15/32 @ 100 (d) ................. 1,500,000 1,545,991
Vulcan Materials Co.
3 .90% , 4/1/27 , Callable 1/1/27 @ 100 .................................... 500,000 470,912
3 .50% , 6/1/30 , Callable 3/1/30 @ 100 .................................... 1,000,000 871,156
WRKCo, Inc. , 3 .00% , 6/15/33 , Callable 3/15/33 @ 100 ............................ 1,000,000 782,892
24,507,439
Real Estate (1.6%):
Alexandria Real Estate Equities, Inc. , 2 .00% , 5/18/32 , Callable 2/18/32 @ 100 ........... 2,750,000 1,999,414
AvalonBay Communities, Inc.
3 .20% , 1/15/28 , Callable 10/15/27 @ 100 , MTN ............................. 750,000 683,705
2 .45% , 1/15/31 , Callable 10/17/30 @ 100 , MTN ............................. 1,000,000 807,356
Boston Properties LP
2 .55% , 4/1/32 , Callable 1/1/32 @ 100 .................................... 1,250,000 902,293
2 .45% , 10/1/33 , Callable 7/1/33 @ 100 ................................... 1,750,000 1,190,204
CBRE Services, Inc.
2 .50% , 4/1/31 , Callable 1/1/31 @ 100 .................................... 1,500,000 1,159,444
5 .95% , 8/15/34 , Callable 5/15/34 @ 100 .................................. 2,000,000 1,886,730
Crown Castle, Inc.
2 .25% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 1,500,000 1,164,413
2 .90% , 4/1/41 , Callable 10/1/40 @ 100 ................................... 1,750,000 1,121,512
Essex Portfolio LP
1 .70% , 3/1/28 , Callable 1/1/28 @ 100 .................................... 1,000,000 835,593
2 .65% , 3/15/32 , Callable 12/15/31 @ 100 ................................. 1,000,000 768,413
GLP Capital LP/GLP Financing II, Inc.
4 .00% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 1,000,000 832,390
3 .25% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 933,000 723,158
Highwoods Realty, LP , 2 .60% , 2/1/31 , Callable 11/1/30 @ 100 ...................... 1,000,000 719,220
Host Hotels & Resorts LP
3 .38% , 12/15/29 , Callable 9/15/29 @ 100 ................................. 500,000 420,181
3 .50% , 9/15/30 , Callable 6/15/30 @ 100 .................................. 1,017,000 847,009
Hudson Pacific Properties LP
3 .95% , 11/1/27 , Callable 8/1/27 @ 100 ................................... 500,000 394,553
4 .65% , 4/1/29 , Callable 1/1/29 @ 100 .................................... 500,000 379,999
3 .25% , 1/15/30 , Callable 10/15/29 @ 100 ................................. 1,500,000 1,028,970
Kilroy Realty LP , 2 .65% , 11/15/33 , Callable 8/15/33 @ 100 ........................ 2,500,000 1,679,267
Physicians Realty LP , 2 .63% , 11/1/31 , Callable 8/1/31 @ 100 ....................... 1,000,000 754,614
SBA Tower Trust
2 .84% , 1/15/25 , Callable 1/15/24 @ 100 (a) ................................ 500,000 478,570
6 .60% , 1/15/28 , Callable 1/15/27 @ 100 (a) ................................ 1,158,000 1,161,027
VICI Properties LP/VICI Note Co., Inc. , 4 .13% , 8/15/30 , Callable 2/15/25 @ 102.06 (a) .... 2,000,000 1,693,980
23,632,015
Utilities (2.1%):
AEP Texas, Inc. , 3 .45% , 1/15/50 , Callable 7/15/49 @ 100 .......................... 1,500,000 966,435
Alabama Power Co. , 3 .13% , 7/15/51 , Callable 1/15/51 @ 100 ....................... 2,000,000 1,219,824
Ameren Corp.
1 .75% , 3/15/28 , Callable 1/15/28 @ 100 .................................. 1,000,000 848,383
3 .50% , 1/15/31 , Callable 10/15/30 @ 100 ................................. 1,000,000 858,073
Appalachian Power Co. , 2 .70% , 4/1/31 , Callable 1/1/31 @ 100 ...................... 1,500,000 1,205,397

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
CenterPoint Energy, Inc. , 2 .65% , 6/1/31 , Callable 3/1/31 @ 100 ...................... $ 1,500,000 $ 1,198,789
Dominion Energy, Inc. , 2 .25% , 8/15/31 , Callable 5/15/31 @ 100 ..................... 1,500,000 1,157,448
DTE Electric Co.
2 .25% , 3/1/30 , Callable 12/1/29 @ 100 ................................... 1,000,000 826,048
3 .00% , 3/1/32 , Callable 12/1/31 @ 100 ................................... 1,000,000 827,957
3 .65% , 3/1/52 , Callable 9/1/51 @ 100 .................................... 500,000 350,412
Duke Energy Carolinas LLC , 2 .85% , 3/15/32 , Callable 12/15/31 @ 100 ................ 750,000 612,075
Duquesne Light Holdings, Inc. , 2 .78% , 1/7/32 , Callable 10/7/31 @ 100 (a) .............. 1,200,000 891,169
Entergy Corp. , 1 .90% , 6/15/28 , Callable 4/15/28 @ 100 ........................... 2,000,000 1,691,968
Entergy Louisiana LLC , 4 .00% , 3/15/33 , Callable 12/15/32 @ 100 .................... 1,000,000 868,475
Florida Power & Light Co. , 2 .88% , 12/4/51 , Callable 6/4/51 @ 100 ................... 1,000,000 607,325
IPALCO Enterprises, Inc. , 4 .25% , 5/1/30 , Callable 2/1/30 @ 100 ..................... 1,525,000 1,335,811
ITC Holdings Corp. , 4 .95% , 9/22/27 , Callable 8/22/27 @ 100 (a) ..................... 1,000,000 972,929
NextEra Energy Capital Holdings, Inc.
5 .75% ( SOFRINDX + 40 bps ) , 11/3/23 (c) ................................... 1,500,000 1,499,875
2 .44% , 1/15/32 , Callable 10/15/31 @ 100 ................................. 2,000,000 1,547,206
NRG Energy, Inc.
4 .45% , 6/15/29 , Callable 3/15/29 @ 100 (a) ................................ 1,000,000 869,847
7 .00% , 3/15/33 , Callable 12/15/32 @ 100 (a) ............................... 1,000,000 960,106
Oglethorpe Power Corp. , 4 .50% , 4/1/47 , Callable 10/1/46 @ 100 ..................... 938,000 699,316
Oncor Electric Delivery Co. LLC , 2 .70% , 11/15/51 , Callable 5/15/51 @ 100 (a) ........... 1,500,000 853,578
Piedmont Natural Gas Co., Inc. , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 ............... 1,750,000 1,669,326
Public Service Co. of Colorado , 1 .88% , 6/15/31 , Callable 12/15/30 @ 100 .............. 2,000,000 1,533,798
Public Service Electric & Gas Co. , 1 .90% , 8/15/31 , Callable 5/15/31 @ 100 , MTN ........ 2,000,000 1,547,374
Rayburn Country Securitization LLC , 2 .31% , 12/1/30 (a) ........................... 900,641 798,179
South Jersey Industries, Inc. , 5 .02% , 4/15/31 ................................... 1,000,000 761,823
Southern Co. Gas Capital Corp. , 1 .75% , 1/15/31 , Callable 10/15/30 @ 100 .............. 1,000,000 754,079
Southwestern Electric Power Co. , 3 .25% , 11/1/51 , Callable 5/1/51 @ 100 ............... 750,000 450,849
The AES Corp. , 2 .45% , 1/15/31 , Callable 10/15/30 @ 100 .......................... 1,000,000 768,090
Vistra Operations Co. LLC , 4 .30% , 7/15/29 , Callable 4/15/29 @ 100 (a) ................ 500,000 436,772
Wisconsin Public Service Corp. , 2 .85% , 12/1/51 , Callable 6/1/51 @ 100 ............... 1,250,000 729,634
Xcel Energy, Inc. , 2 .35% , 11/15/31 , Callable 5/15/31 @ 100 ........................ 500,000 381,347
32,699,717
Total Corporate Bonds (Cost $461,092,993) 389,224,352
Yankee Dollars (7.1%)
Communication Services (0.2%):
Rogers Communications, Inc. , 3 .80% , 3/15/32 , Callable 12/15/31 @ 100 (a) ............. 4,000,000 3,319,945
Consumer Discretionary (0.2%):
GENM Capital Labuan Ltd. , 3 .88% , 4/19/31 , Callable 1/19/31 @ 100 (a) ............... 1,500,000 1,178,553
International Game Technology PLC , 5 .25% , 1/15/29 , Callable 1/15/24 @ 102.63 (a) ....... 1,000,000 921,952
Nemak SAB de CV , 3 .63% , 6/28/31 , Callable 3/28/31 @ 100 (a) ..................... 1,269,000 946,379
3,046,884
Consumer Staples (0.6%):
Alimentation Couche-Tard, Inc.
2 .95% , 1/25/30 , Callable 10/25/29 @ 100 (a) ............................... 667,000 554,584
3 .44% , 5/13/41 , Callable 11/13/40 @ 100 (a) ................................ 750,000 496,729
Bacardi Ltd.
4 .45% , 5/15/25 , Callable 3/15/25 @ 100 (a) ................................ 1,500,000 1,455,517
2 .75% , 7/15/26 , Callable 4/15/26 @ 100 (a) ................................ 500,000 458,545
Bacardi Ltd./Bacardi-Martini BV , 5 .40% , 6/15/33 , Callable 3/15/33 @ 100 (a) ............ 600,000 563,005
Becle SAB de CV , 2 .50% , 10/14/31 , Callable 7/14/31 @ 100 (a) ...................... 1,750,000 1,336,085
Imperial Brands Finance PLC , 3 .88% , 7/26/29 , Callable 4/26/29 @ 100 (a) .............. 1,000,000 880,342
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. , 3 .00% , 2/2/29 , Callable
12/2/28 @ 100 (a) ................................................... 750,000 630,134
JDE Peet's NV , 2 .25% , 9/24/31 , Callable 6/24/31 @ 100 (a) ......................... 3,000,000 2,228,675
8,603,616
Energy (0.2%):
Aker BP ASA , 4 .00% , 1/15/31 , Callable 10/15/30 @ 100 (a) ........................ 750,000 642,826

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Korea National Oil Corp. , 2 .63% , 4/18/32 (a) ................................... $ 1,500,000 $ 1,191,733
Petroleos Mexicanos , 6 .70% , 2/16/32 , Callable 11/16/31 @ 100 ...................... 500,000 371,041
Var Energi ASA , 8 .00% , 11/15/32 , Callable 8/15/32 @ 100 (a) ....................... 1,000,000 1,046,313
3,251,913
Financials (4.2%):
ABN AMRO Bank NV , 4 .80% , 4/18/26 (a) ..................................... 500,000 478,901
ANZ Bank New Zealand Ltd. , 5 .55% , 8/11/32 , Callable 8/11/27 @ 100 (a) .............. 833,000 811,171
Ascot Group Ltd. , 4 .25% , 12/15/30 , Callable 12/15/25 @ 100 (a) ..................... 1,000,000 737,811
Banco Santander SA , 6 .92% , 8/8/33 ......................................... 1,000,000 956,666
Bank of Montreal , 3 .09% ( H15T5Y + 140 bps ) , 1/10/37 , Callable 1/10/32 @ 100 (c) ........ 1,500,000 1,118,411
Bank of New Zealand , 2 .87% , 1/27/32 (a) ...................................... 750,000 595,332
Barclays PLC
2 .28% ( H15T1Y + 105 bps ) , 11/24/27 , Callable 11/24/26 @ 100 (c) ................ 2,000,000 1,761,550
2 .89% ( H15T1Y + 130 bps ) , 11/24/32 , Callable 11/24/31 @ 100 (c) ................ 500,000 374,939
7 .44% ( H15T1Y + 350 bps ) , 11/2/33 , Callable 11/2/32 @ 100 (c) .................. 1,000,000 1,028,982
BNP Paribas SA , 4 .71% ( TSFR3M + 250 bps ) , 1/10/25 , Callable 1/10/24 @ 100 (a) (c) ....... 1,000,000 995,082
BP Capital Markets PLC
4 .88% ( H15T5Y + 440 bps ) , Callable 3/22/30 @ 100 (c) (e) ...................... 750,000 671,588
4 .38% ( H15T5Y + 404 bps ) , Callable 6/22/25 @ 100 (c) (e) ...................... 2,000,000 1,911,455
BPCE SA
3 .25% , 1/11/28 (a) ................................................... 1,000,000 892,091
5 .75% ( SOFR + 287 bps ) , 7/19/33 , Callable 7/19/32 @ 100 (a) (c) .................. 1,000,000 936,183
Brookfield Finance, Inc. , 2 .72% , 4/15/31 , Callable 1/15/31 @ 100 .................... 1,000,000 792,938
Canadian Imperial Bank of Commerce , 6 .09% , 10/3/33 , Callable 7/3/33 @ 100 ........... 1,000,000 993,702
Commonwealth Bank of Australia
2 .69% , 3/11/31 (a) ................................................... 1,000,000 761,855
3 .78% , 3/14/32 (a) .................................................. 2,000,000 1,614,987
Cooperatieve Rabobank UA
1 .11% ( H15T1Y + 55 bps ) , 2/24/27 , Callable 2/24/26 @ 100 (a) (c) ................. 2,000,000 1,776,115
4 .00% ( USSW5 + 189 bps ) , 4/10/29 , Callable 4/10/24 @ 100 , MTN (c) .............. 600,000 588,551
Credit Agricole SA , 3 .25% , 10/4/24 (a) ........................................ 1,250,000 1,216,231
Credit Suisse Group AG
2 .19% ( SOFR + 204 bps ) , 6/5/26 , Callable 6/5/25 @ 100 (a) (c) .................... 1,000,000 929,157
1 .31% ( SOFRINDX + 98 bps ) , 2/2/27 , Callable 2/2/26 @ 100 (a) (c) ................ 1,000,000 885,501
9 .02% ( SOFR + 502 bps ) , 11/15/33 , Callable 11/15/32 @ 100 (a) (c) ................ 500,000 577,881
Deutsche Bank AG , 3 .74% ( SOFR + 226 bps ) , 1/7/33 , Callable 10/7/31 @ 100 (c) .......... 3,750,000 2,694,543
Enel Finance International NV
1 .88% , 7/12/28 , Callable 5/12/28 @ 100 (a) ................................ 2,000,000 1,660,713
7 .50% , 10/14/32 , Callable 7/14/32 @ 100 (a) ............................... 500,000 533,597
Federation des Caisses Desjardins du Quebec , 4 .55% , 8/23/27 (a) ..................... 2,000,000 1,912,820
HSBC Holdings PLC
2 .21% ( SOFR + 129 bps ) , 8/17/29 , Callable 8/17/28 @ 100 (c) .................... 1,000,000 824,691
8 .11% ( SOFR + 425 bps ) , 11/3/33 , Callable 11/3/32 @ 100 (c) .................... 1,000,000 1,054,908
ING Groep NV , 2 .73% ( SOFR + 132 bps ) , 4/1/32 , Callable 4/1/31 @ 100 (c) .............. 2,000,000 1,573,149
JAB Holdings BV , 4 .50% , 4/8/52 , Callable 10/8/51 @ 100 (a) ....................... 1,000,000 699,982
Lloyds Banking Group PLC
1 .63% ( H15T1Y + 85 bps ) , 5/11/27 , Callable 5/11/26 @ 100 (c) ................... 1,000,000 886,271
3 .57% ( US0003M + 121 bps ) , 11/7/28 , Callable 11/7/27 @ 100 (c) ................. 250,000 223,199
7 .95% ( H15T1Y + 375 bps ) , 11/15/33 , Callable 8/15/32 @ 100 (c) ................. 606,000 627,370
Macquarie Bank Ltd. , 3 .05% ( H15T5Y + 170 bps ) , 3/3/36 , Callable 3/3/31 @ 100 (a) (c) ...... 1,250,000 931,563
Macquarie Group Ltd. , 4 .10% ( SOFR + 213 bps ) , 6/21/28 , Callable 6/21/27 @ 100 (a) (c) ..... 1,000,000 927,737
Mitsubishi UFJ Financial Group, Inc. , 5 .02% ( H15T1Y + 195 bps ) , 7/20/28 , Callable 7/20/27 @
100 (c) ........................................................... 1,500,000 1,449,372
Mizuho Financial Group, Inc.
2 .56% , 9/13/31 .................................................... 1,000,000 756,480
2 .17% ( H15T1Y + 87 bps ) , 5/22/32 , Callable 5/22/31 @ 100 (c) ................... 1,500,000 1,123,841
National Australia Bank Ltd. , 3 .93% ( H15T5Y + 188 bps ) , 8/2/34 , Callable 8/2/29 @ 100 (a) (c) 1,500,000 1,281,433
Nationwide Building Society
4 .30% ( US0003M + 145 bps ) , 3/8/29 , Callable 3/8/28 @ 100 (a) (c) ................. 250,000 229,296
3 .96% ( US0003M + 186 bps ) , 7/18/30 , Callable 7/18/29 @ 100 (a) (c) ............... 500,000 440,218
Nomura Holdings, Inc. , 5 .61% , 7/6/29 ........................................ 1,500,000 1,446,931
nVent Finance Sarl , 5 .65% , 5/15/33 , Callable 2/15/33 @ 100 ........................ 1,500,000 1,395,605

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Port of Newcastle Investments Financing Pty Ltd. , 5 .90% , 11/24/31 , Callable 8/24/31 @
100 (a) ........................................................... $ 1,000,000 $ 834,000
Royal Bank of Scotland Group PLC , 4 .45% ( US0003M + 187 bps ) , 5/8/30 , Callable 5/8/29 @
100 (c) ........................................................... 1,000,000 901,061
Santander UK Group Holdings PLC , 2 .90% ( SOFR + 148 bps ) , 3/15/32 , Callable 3/15/31 @
100 (c) ........................................................... 2,000,000 1,547,643
Shell International Finance BV , 2 .88% , 11/26/41 , Callable 5/26/41 @ 100 .............. 1,500,000 1,017,383
Societe Generale SA
1 .49% ( H15T1Y + 110 bps ) , 12/14/26 , Callable 12/14/25 @ 100 (a) (c) .............. 500,000 446,337
3 .34% ( H15T1Y + 160 bps ) , 1/21/33 , Callable 1/21/32 @ 100 (a) (c) ................ 1,000,000 771,792
6 .22% ( H15T1Y + 320 bps ) , 6/15/33 , Callable 6/15/32 @ 100 (a) (c) ................ 1,000,000 905,851
Standard Chartered PLC
7 .77% ( H15T1Y + 345 bps ) , 11/16/28 , Callable 11/16/27 @ 100 (a) (c) .............. 1,000,000 1,045,893
4 .87% ( USISDA05 + 197 bps ) , 3/15/33 , Callable 3/15/28 @ 100 (a) (c) .............. 500,000 446,207
Sumitomo Mitsui Financial Group, Inc. , 2 .22% , 9/17/31 ........................... 1,500,000 1,139,125
Swedbank AB , 0 .85% , 3/18/24 (a) (d) ......................................... 1,500,000 1,464,800
The Bank of Nova Scotia
4 .50% , 12/16/25 .................................................... 500,000 482,708
1 .30% , 9/15/26 .................................................... 1,000,000 880,695
2 .45% , 2/2/32 ..................................................... 1,000,000 774,530
The Toronto-Dominion Bank , 2 .00% , 9/10/31 ................................... 1,500,000 1,142,394
UBS Group AG
3 .75% , 3/26/25 .................................................... 500,000 480,791
4 .28% , 1/9/28 , Callable 1/9/27 @ 100 (a) .................................. 750,000 689,590
Westpac Banking Corp.
4 .32% ( USISOA05 + 224 bps ) , 11/23/31 , Callable 11/23/26 @ 100 (c) ............... 1,000,000 926,562
2 .67% ( H15T5Y + 175 bps ) , 11/15/35 , Callable 11/15/30 @ 100 (c) ................ 1,000,000 748,644
3 .02% ( H15T5Y + 153 bps ) , 11/18/36 , Callable 11/18/31 @ 100 (c) ................ 1,000,000 740,870
63,467,675
Health Care (0.5%):
Olympus Corp. , 2 .14% , 12/8/26 , Callable 11/8/26 @ 100 (a) ........................ 758,000 675,474
Royalty Pharma PLC
2 .15% , 9/2/31 , Callable 6/2/31 @ 100 .................................... 1,500,000 1,122,042
3 .30% , 9/2/40 , Callable 3/2/40 @ 100 .................................... 2,000,000 1,309,007
3 .55% , 9/2/50 , Callable 3/2/50 @ 100 .................................... 750,000 459,408
Smith & Nephew PLC , 2 .03% , 10/14/30 , Callable 7/14/30 @ 100 .................... 2,650,000 2,039,016
STERIS Irish FinCo Unlimited Co. , 2 .70% , 3/15/31 , Callable 12/15/30 @ 100 ........... 2,000,000 1,619,136
7,224,083
Industrials (0.6%):
Air Canada Pass Through Trust , 4 .13% , 5/15/25 (a) ............................... 1,642,352 1,551,027
Aircastle Ltd. , 6 .50% , 7/18/28 , Callable 6/18/28 @ 100 (a) .......................... 1,000,000 979,231
BAE Systems PLC , 3 .40% , 4/15/30 , Callable 1/15/30 @ 100 (a) ...................... 750,000 652,970
Ferguson Finance PLC
3 .25% , 6/2/30 , Callable 3/2/30 @ 100 (a) .................................. 1,800,000 1,524,012
4 .65% , 4/20/32 , Callable 1/20/32 @ 100 (a) ................................ 750,000 673,455
Pentair Finance Sarl , 5 .90% , 7/15/32 , Callable 4/15/32 @ 100 ....................... 2,000,000 1,953,216
Rolls-Royce PLC , 3 .63% , 10/14/25 , Callable 7/14/25 @ 100 (a) ...................... 275,000 259,696
Trane Technologies Financing Ltd. , 5 .25% , 3/3/33 , Callable 12/3/32 @ 100 ............. 1,750,000 1,685,983
9,279,590
Information Technology (0.2%):
NXP BV/NXP Funding LLC/NXP USA, Inc. , 2 .65% , 2/15/32 , Callable 11/15/31 @ 100 (a) .. 1,500,000 1,160,605
Open Text Corp. , 6 .90% , 12/1/27 , Callable 11/1/27 @ 100 (a) ........................ 686,000 687,331
SK Hynix, Inc. , 6 .50% , 1/17/33 (a) (d) ......................................... 1,071,000 1,045,950
2,893,886
Materials (0.3%):
ArcelorMittal SA , 6 .80% , 11/29/32 , Callable 8/29/32 @ 100 ........................ 1,500,000 1,489,672
Braskem Netherlands Finance BV
4 .50% , 1/31/30 (a) .................................................. 1,000,000 813,596
7 .25% , 2/13/33 , Callable 11/13/32 @ 100 (a) ................................ 300,000 275,241

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
CCL Industries, Inc. , 3 .05% , 6/1/30 , Callable 3/1/30 @ 100 (a) ....................... $ 2,000,000 $ 1,654,716
4,233,225
Real Estate (0.1%):
Ontario Teachers' Cadillac Fairview Properties Trust , 2 .50% , 10/15/31 , Callable 7/15/31 @
100 (a) ........................................................... 3,233,000 2,440,204
Total Yankee Dollars (Cost $124,133,979) 107,761,021
Municipal Bonds (1.4%)
Arizona (0.0%):(f)
The University of Arizona Revenue , Series A , 1 .82% , 6/1/30 ........................ 1,000,000 801,512
California (0.1%):
California Statewide Communities Development Authority Revenue , 1 .73% , 4/1/27 ....... 1,000,000 861,231
City of El Cajon Revenue
Series A , 1 .70% , 4/1/27 .............................................. 620,000 542,548
Series A , 1 .90% , 4/1/28 .............................................. 500,000 425,230
San Jose Redevelopment Agency Successor Agency Tax Allocation , Series A-T , 3 .13% , 8/1/28 ,
Continuously Callable @100 ........................................... 500,000 453,539
2,282,548
Connecticut (0.0%):(f)
State of Connecticut, GO , Series A , 3 .43% , 4/15/28 .............................. 500,000 464,226
Florida (0.2%):
Florida Development Finance Corp. Revenue , Series B , 3 .22% , 2/1/32 , Continuously Callable
@100 ........................................................... 1,020,000 816,755
Hillsborough County IDA Revenue , 3 .58% , 8/1/35 , Continuously Callable @100 ......... 1,500,000 1,167,925
Hillsborough County School Board Certificate of Participation , Series B , 1 .92% , 7/1/25 .... 750,000 706,267
2,690,947
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority
Revenue
1 .55% , 2/1/27 ..................................................... 700,000 617,956
Series A , 4 .48% , 8/1/39 .............................................. 835,000 745,670
1,363,626
Michigan (0.1%):
Michigan Finance Authority Revenue , 2 .47% , 12/1/25 ............................ 1,000,000 937,524
New Jersey (0.2%):
New Jersey Economic Development Authority Revenue , Series NNN , 3 .47% , 6/15/27 ...... 1,000,000 940,126
New Jersey Health Care Facilities Financing Authority Revenue , Series A , 3 .36% , 7/1/40 ... 1,000,000 769,370
South Jersey Transportation Authority Revenue , Series B , 2 .38% , 11/1/27 ............... 900,000 789,535
2,499,031
Pennsylvania (0.1%):
Commonwealth Financing Authority Revenue , Series A , 3 .63% , 6/1/29 ................ 500,000 458,187
Public Parking Authority of Pittsburgh Revenue , 2 .33% , 12/1/29 ..................... 895,000 721,677
State Public School Building Authority Revenue , 3 .15% , 4/1/30 ...................... 1,290,000 1,117,724
2,297,588
Texas (0.4%):
City of San Antoni, GO , 1 .76% , 2/1/31 , Continuously Callable @100 .................. 630,000 499,318
County of Bexar Revenue , 2 .28% , 8/15/32 , Continuously Callable @100 ............... 1,070,000 815,800
Harris County Cultural Education Facilities Finance Corp. Revenue
3 .34% , 11/15/37 .................................................... 2,000,000 1,554,030
Series D , 2 .28% , 7/1/34 .............................................. 370,000 267,270
North Texas Tollway Authority Revenue , 1 .02% , 1/1/25 ........................... 1,000,000 944,027
San Antonio Education Facilities Corp. Revenue , 2 .50% , 4/1/29 ...................... 1,270,000 1,032,627
Tarrant County Cultural Education Facilities Finance Corp. Revenue
1 .63% , 9/1/26 ..................................................... 525,000 469,424
1 .82% , 9/1/27 ..................................................... 700,000 608,695
Uptown Development Authority Tax Allocation
Series B , 2 .58% , 9/1/31 .............................................. 270,000 212,132
Series B , 2 .78% , 9/1/33 , Continuously Callable @100 ......................... 500,000 379,713
6,783,036

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Virginia (0.1%):
Virginia Housing Development Authority Revenue
Series J , 1 .97% , 11/1/28 .............................................. $ 225,000 $ 189,090
Series J , 2 .27% , 11/1/31 , Continuously Callable @100 ........................ 225,000 175,011
Series J , 2 .42% , 11/1/32 , Continuously Callable @100 ........................ 275,000 211,038
Series J , 2 .47% , 11/1/33 , Continuously Callable @100 ........................ 270,000 203,056
Series J , 2 .52% , 11/1/34 , Continuously Callable @100 ........................ 250,000 184,211
Series J , 2 .57% , 11/1/35 , Continuously Callable @100 ........................ 300,000 216,670
1,179,076
Washington (0.1%):
Washington State University Revenue , Series A , 2 .24% , 10/1/28 ..................... 1,000,000 870,420
Total Municipal Bonds (Cost $26,385,922) 22,169,534
U.S. Government Mortgage-Backed Agencies (0.1%)
Federal Home Loan Mortgage Corporation
Series 5270 , Class AB , 5 .50% , 1/25/49 ................................... 2,021,236 1,965,360
Total U.S. Government Mortgage-Backed Agencies (Cost $1,991,336) 1,965,360
U.S. Government Agency Mortgages (10.8%)
Federal Farm Credit Banks
5 .93% , 7/14/33 .................................................... 5,000,000 4,949,150
Federal Home Loan Mortgage Corp.
Series KIR3 , Class A2 , 3 .28% , 8/25/27 ................................... 1,500,000 1,397,586
Series K087 , Class A2 , 3 .77% , 12/25/28 .................................. 500,000 468,838
Series K091 , Class A2 , 3 .51% , 3/25/29 ................................... 1,250,000 1,152,999
Series K095 , Class A2 , 2 .79% , 6/25/29 ................................... 1,000,000 883,939
Series K097 , Class A2 , 2 .51% , 7/25/29 ................................... 2,000,000 1,734,103
Series K096 , Class A2 , 2 .52% , 7/25/29 ................................... 1,000,000 869,090
Series KG02 , Class A2 , 2 .41% , 8/25/29 ................................... 909,000 783,859
Series K100 , Class A2 , 2 .67% , 9/25/29 ................................... 545,000 475,034
Series K159 , Class A2 , 3 .95% , 11/25/30 (b) ................................ 500,000 461,242
3 .00% , 3/1/31 - 5/1/52 ............................................... 4,271,393 3,566,307
3 .50% , 5/1/33 - 7/1/52 ............................................... 3,522,449 3,061,798
Series K-1510 , Class A3 , 3 .79% , 1/25/34 .................................. 1,000,000 883,100
Series K-1512 , Class A3 , 3 .06% , 4/25/34 .................................. 1,000,000 819,129
5 .00% , 3/1/38 - 6/1/53 ............................................... 16,153,561 15,315,287
5 .50% , 8/1/38 - 5/1/53 ............................................... 5,913,954 5,761,469
4 .00% , 7/1/42 - 9/1/52 ............................................... 4,338,602 3,921,257
4 .50% , 11/1/42 - 10/1/52 .............................................. 4,483,759 4,138,673
6 .00% , 8/1/53 ..................................................... 1,988,026 1,963,135
47,656,845
Federal National Mortgage Association
Series 2018-M4 , Class A2 , 3 .17% , 3/25/28 (b) ............................... 380,926 351,016
Series 2019-M1 , Class A2 , 3 .67% , 9/25/28 (b) ............................... 654,767 612,326
Series 2019-M12 , Class A2 , 2 .89% , 6/25/29 (b) .............................. 982,635 874,728
2 .50% , 11/1/34 - 10/1/50 .............................................. 2,199,599 1,768,306
5 .00% , 12/1/37 - 4/1/53 .............................................. 7,461,999 7,141,334
4 .50% , 1/1/38 - 9/1/52 ............................................... 26,201,766 24,114,729
4 .00% , 4/1/38 - 6/1/52 ............................................... 19,463,853 17,513,475
3 .50% , 12/1/42 - 6/1/52 .............................................. 8,760,024 7,638,134
3 .00% , 2/1/50 - 2/1/52 ............................................... 3,920,403 3,262,115
2 .00% , 11/1/51 - 12/1/51 .............................................. 3,125,443 2,394,711
5 .50% , 10/1/52 .................................................... 3,573,854 3,456,273
6 .00% , 9/1/53 ..................................................... 1,108,939 1,096,787
70,223,934

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
Government National Mortgage Association
5 .00% , 8/20/38 - 9/20/53 ............................................. $ 6,574,350 $ 6,287,802
3 .00% , 10/20/51 .................................................... 2,432,070 2,064,851
3 .50% , 6/20/52 .................................................... 2,466,372 2,141,324
4 .50% , 9/20/52 - 9/20/53 ............................................. 6,376,881 5,888,638
5 .50% , 4/20/53 - 9/20/53 ............................................. 8,455,639 8,212,007
2 .50% , 6/20/53 .................................................... 3,427,831 2,807,105
6 .00% , 7/20/53 - 9/20/53 ............................................. 6,983,162 6,922,283
6 .50% , 9/20/53 - 10/20/53 ............................................. 4,000,000 4,028,105
38,352,115
Federal National Mortgage Association
Series 2022-88 , Class BA , 5 .50% , 7/25/47 ................................. 1,787,744 1,751,195
Government National Mortgage Association
Series 2023-107 , Class PA , 5 .50% , 1/20/46 ................................ 1,492,364 1,466,999
Total U.S. Government Agency Mortgages (Cost $176,718,192) 164,400,238
U.S. Treasury Obligations (38.8%)
U.S. Treasury Bonds
5 .25% , 2/15/29 .................................................... 7,000,000 7,174,453
1 .13% , 5/15/40 .................................................... 1,000,000 573,906
1 .38% , 11/15/40 .................................................... 5,000,000 2,957,813
1 .75% , 8/15/41 .................................................... 21,000,000 13,079,062
2 .00% , 11/15/41 .................................................... 9,000,000 5,841,562
2 .38% , 2/15/42 .................................................... 3,000,000 2,073,750
3 .38% , 8/15/42 .................................................... 15,000,000 12,164,063
3 .13% , 2/15/43 .................................................... 14,000,000 10,836,875
2 .88% , 5/15/43 .................................................... 2,000,000 1,481,563
3 .88% , 5/15/43 .................................................... 17,000,000 14,784,688
3 .38% , 5/15/44 .................................................... 7,000,000 5,585,781
2 .50% , 2/15/46 .................................................... 10,000,000 6,709,375
2 .75% , 8/15/47 .................................................... 500,000 349,063
2 .75% , 11/15/47 .................................................... 500,000 348,594
3 .00% , 2/15/48 .................................................... 3,500,000 2,561,563
3 .38% , 11/15/48 .................................................... 7,012,000 5,502,229
1 .38% , 8/15/50 .................................................... 7,000,000 3,417,969
1 .63% , 11/15/50 .................................................... 3,000,000 1,571,719
1 .88% , 2/15/51 .................................................... 23,000,000 12,897,969
2 .00% , 8/15/51 .................................................... 2,000,000 1,154,687
4 .00% , 11/15/52 .................................................... 2,000,000 1,773,437
3 .63% , 2/15/53 .................................................... 10,000,000 8,276,563
U.S. Treasury Inflation Indexed Bonds , 0 .88% , 1/15/29 ............................ 605,285 561,546
U.S. Treasury Notes
0 .25% , 11/15/23 .................................................... 7,000,000 6,957,070
3 .00% , 7/31/24 .................................................... 7,000,000 6,856,992
0 .38% , 8/15/24 .................................................... 10,000,000 9,566,797
0 .38% , 9/15/24 .................................................... 5,000,000 4,764,648
1 .50% , 10/31/24 .................................................... 3,000,000 2,876,836
0 .75% , 11/15/24 .................................................... 10,000,000 9,496,484
1 .00% , 12/15/24 .................................................... 14,000,000 13,291,797
2 .25% , 12/31/24 .................................................... 5,000,000 4,813,867
4 .25% , 12/31/24 .................................................... 5,000,000 4,931,641
1 .13% , 1/15/25 .................................................... 4,000,000 3,791,406
2 .75% , 2/28/25 .................................................... 850,000 820,615
2 .63% , 4/15/25 .................................................... 8,000,000 7,693,125
2 .88% , 6/15/25 .................................................... 5,000,000 4,812,891
3 .00% , 7/15/25 .................................................... 5,000,000 4,817,773
3 .00% , 9/30/25 .................................................... 300,000 288,328
0 .38% , 11/30/25 .................................................... 3,000,000 2,717,813
0 .38% , 1/31/26 .................................................... 4,000,000 3,600,313
0 .75% , 5/31/26 .................................................... 5,000,000 4,489,453

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Principal Amount Value
1 .50% , 8/15/26 .................................................... $ 2,000,000 $ 1,823,281
1 .38% , 8/31/26 .................................................... 8,000,000 7,258,125
1 .13% , 10/31/26 .................................................... 10,000,000 8,959,375
2 .00% , 11/15/26 .................................................... 2,700,000 2,483,367
2 .38% , 5/15/27 .................................................... 7,000,000 6,455,859
0 .50% , 6/30/27 .................................................... 2,500,000 2,141,602
2 .25% , 8/15/27 .................................................... 1,000,000 913,828
2 .25% , 11/15/27 .................................................... 1,700,000 1,546,070
0 .63% , 11/30/27 .................................................... 13,000,000 11,022,578
0 .75% , 1/31/28 .................................................... 10,000,000 8,478,906
2 .75% , 2/15/28 .................................................... 9,000,000 8,323,594
1 .25% , 3/31/28 .................................................... 8,000,000 6,905,000
1 .25% , 4/30/28 .................................................... 10,000,000 8,609,375
2 .88% , 5/15/28 .................................................... 4,000,000 3,706,563
1 .00% , 7/31/28 .................................................... 22,000,000 18,559,062
2 .88% , 8/15/28 .................................................... 630,000 581,667
1 .13% , 8/31/28 .................................................... 5,000,000 4,234,375
1 .25% , 9/30/28 .................................................... 10,000,000 8,497,656
3 .13% , 11/15/28 .................................................... 1,000,000 931,016
2 .63% , 2/15/29 .................................................... 1,000,000 904,531
2 .38% , 3/31/29 .................................................... 18,000,000 16,025,625
2 .88% , 4/30/29 .................................................... 5,000,000 4,565,625
2 .75% , 5/31/29 .................................................... 5,000,000 4,530,078
1 .63% , 8/15/29 .................................................... 10,000,000 8,485,938
3 .50% , 1/31/30 .................................................... 10,000,000 9,373,438
4 .00% , 2/28/30 .................................................... 16,000,000 15,430,000
0 .63% , 5/15/30 .................................................... 2,500,000 1,934,766
0 .63% , 8/15/30 .................................................... 5,000,000 3,837,500
0 .88% , 11/15/30 .................................................... 17,000,000 13,225,469
1 .13% , 2/15/31 .................................................... 12,000,000 9,463,125
1 .63% , 5/15/31 .................................................... 20,000,000 16,234,375
1 .25% , 8/15/31 .................................................... 5,000,000 3,907,812
1 .38% , 11/15/31 .................................................... 4,000,000 3,135,000
1 .88% , 2/15/32 .................................................... 6,000,000 4,873,125
2 .88% , 5/15/32 .................................................... 6,000,000 5,266,875
2 .75% , 8/15/32 .................................................... 7,000,000 6,061,562
4 .13% , 11/15/32 .................................................... 69,500,000 67,034,922
3 .38% , 5/15/33 .................................................... 50,000,000 45,351,563
3 .88% , 8/15/33 .................................................... 20,000,000 18,896,875
Total U.S. Treasury Obligations (Cost $660,779,621) 588,235,582
Commercial Papers (1.1%)
Financials (1.1%):
Brookfield Corp. Treasury , 5 .73% , 10/3/23 (a) (g) ................................. 9,900,000 9,893,982
Hannover Funding Co. LLC , 5 .53% , 10/4/23 (a) (g) ............................... 5,000,000 4,996,191
Hannover Funding Co. LLC , 5 .48% , 10/2/23 (a) (g) ............................... 1,400,000 1,399,361
16,289,534
Total Commercial Papers (Cost $16,294,341) 16,289,534
Shares
Collateral for Securities Loaned (0.6%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (h) ........ 2,128,495 2,128,495
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (h) ............ 2,128,495 2,128,495
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (h) ............... 2,128,495 2,128,495

Victory Portfolios II
VictoryShares Core Intermediate Bond ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (h) . 2,128,495 $ 2,128,495
Total Collateral for Securities Loaned (Cost $8,513,980) 8,513,980
Total Investments (Cost $1,707,192,345) — 100.0% 1,517,566,536
Liabilities in excess of other assets — 0.0%(f) (232,809)
NET ASSETS - 100.00% $ 1,517,333,727
At September 30, 2023, the Fund's investments in foreign securities were 7.7% of net assets.
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$345,306,279 and amounted to 22.8% of net assets.
(b) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2023.
(c) Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2023.
(d) All or a portion of this security is on loan.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Amount represents less than 0.05% of net assets.
(g) Rate represents the effective yield at September 30, 2023.
(h) Rate disclosed is the daily yield on September 30, 2023.
ABS
—
Asset-Backed Securities
bps
—
Basis points
CLO
—
Collateralized Loan Obligations
Continuously callable
—
Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO
—
General Obligation
H15T1Y
—
1 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2023.
H15T5Y
—
5 Year Treasury Constant Maturity Rate, rate disclosed as of September 30, 2023.
ICE
—
Intercontinental Exchange, Inc.
IBA
—
ICE Benchmark Administration Limited
IDA
—
Industrial Development Authority
LIBOR
—
London Interbank Offered Rate
LLC
—
Limited Liability Company
LP
—
Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN
—
Medium Term Note
PLC
—
Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFRINDX
—
United States SOFR Compounded Index, rate disclosed as of  September 30, 2023.
SOFR30A
—
30 day average of SOFR, rate disclosed as of September 30, 2023.
SOFR90A
—
90 day average of SOFR, rate disclosed as of September 30, 2023.
TSFR1M
—
1 month Term SOFR, rate disclosed as of September 30, 2023.
TSFR3M
—
3 month Term SOFR, rate disclosed as of September 30, 2023.
USISOA05
—
1 Month US Dollar LIBOR, rate disclosed as of September 30, 2023, based on the last reset date of the security.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of September 30, 2023, based on the last reset date of the security.
USISDA05
—
ICE IBA - USD SOFR Spread-Adjusted ICE 5 Year Swap Rate, rate disclosed as of September 30, 2023.
USSW5
—
USD 5 Year Swap Rate, rate disclosed as of September 30, 2023.

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares US Value Momentum ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.5%)
Communication Services (3.5%):
Alphabet, Inc. , Class A (a) ................................................. 7,528 $ 985,114
Comcast Corp. , Class A .................................................. 29,051 1,288,121
Fox Corp. , Class A ...................................................... 42,258 1,318,450
Meta Platforms, Inc. , Class A (a) ............................................ 2,454 736,715
Omnicom Group, Inc. .................................................... 15,456 1,151,163
5,479,563
Consumer Discretionary (10.1%):
Best Buy Co., Inc. ...................................................... 16,272 1,130,416
Darden Restaurants, Inc. .................................................. 12,195 1,746,568
Deckers Outdoor Corp. (a) ................................................. 2,333 1,199,372
DR Horton, Inc. ........................................................ 10,312 1,108,231
Ford Motor Co. ........................................................ 73,238 909,616
General Motors Co. ..................................................... 28,377 935,590
Lennar Corp. , Class A .................................................... 10,676 1,198,167
MGM Resorts International ................................................ 22,835 839,415
NVR, Inc. (a) .......................................................... 247 1,472,935
O'Reilly Automotive, Inc. (a) ............................................... 1,783 1,620,497
PulteGroup, Inc. ........................................................ 14,185 1,050,399
Royal Caribbean Cruises Ltd. (a) ............................................ 8,623 794,523
The TJX Cos., Inc. ...................................................... 21,630 1,922,474
15,928,203
Consumer Staples (7.7%):
Molson Coors Beverage Co. , Class B ......................................... 22,022 1,400,379
Mondelez International, Inc. , Class A ......................................... 27,950 1,939,730
The J.M. Smucker Co. ................................................... 13,386 1,645,273
The Kraft Heinz Co. ..................................................... 61,736 2,076,799
The Kroger Co. ........................................................ 35,676 1,596,501
Tyson Foods, Inc. , Class A ................................................ 20,934 1,056,958
Walmart, Inc. .......................................................... 14,627 2,339,296
12,054,936
Energy (3.3%):
Diamondback Energy, Inc. ................................................ 6,834 1,058,450
Marathon Oil Corp. ..................................................... 33,870 906,022
Marathon Petroleum Corp. ................................................ 7,117 1,077,087
Phillips 66 ............................................................ 9,478 1,138,782
Valero Energy Corp. ..................................................... 7,298 1,034,199
5,214,540
Financials (13.5%):
Aflac, Inc. ............................................................ 20,414 1,566,774
American International Group, Inc. .......................................... 19,603 1,187,942
Arch Capital Group Ltd. (a) ................................................ 17,048 1,358,896
Berkshire Hathaway, Inc. , Class B (a) ......................................... 6,050 2,119,315
Capital One Financial Corp. ............................................... 9,373 909,650
Citigroup, Inc. ......................................................... 29,886 1,229,211
Everest Group Ltd. ...................................................... 3,395 1,261,820
First Citizens BancShares, Inc. , Class A ....................................... 327 451,293
Fiserv, Inc. (a) .......................................................... 11,717 1,323,552
Franklin Resources, Inc. .................................................. 44,509 1,094,031
JPMorgan Chase & Co. .................................................. 9,805 1,421,921
Loews Corp. .......................................................... 26,753 1,693,732
Principal Financial Group, Inc. ............................................. 14,837 1,069,303
Synchrony Financial ..................................................... 29,833 911,995
The Bank of New York Mellon Corp. ......................................... 28,126 1,199,574
The Goldman Sachs Group, Inc. ............................................ 4,149 1,342,492
Wells Fargo & Co. ...................................................... 27,452 1,121,689
21,263,190
Health Care (15.7%):
Becton Dickinson & Co. .................................................. 6,534 1,689,235

Victory Portfolios II
VictoryShares US Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Biogen, Inc. (a) ......................................................... 5,906 $ 1,517,901
Cardinal Health, Inc. .................................................... 18,225 1,582,295
Cencora, Inc. .......................................................... 11,120 2,001,267
Centene Corp. (a) ....................................................... 19,544 1,346,191
Gilead Sciences, Inc. .................................................... 21,410 1,604,465
HCA Healthcare, Inc. .................................................... 5,989 1,473,174
Hologic, Inc. (a) ........................................................ 22,220 1,542,068
Intuitive Surgical, Inc. (a) ................................................. 3,587 1,048,444
Laboratory Corp. of America Holdings ........................................ 8,108 1,630,113
Merck & Co., Inc. ...................................................... 15,094 1,553,927
Moderna, Inc. (a) ....................................................... 5,727 591,542
Quest Diagnostics, Inc. ................................................... 13,505 1,645,719
Regeneron Pharmaceuticals, Inc. (a) .......................................... 1,501 1,235,263
The Cigna Group ....................................................... 4,544 1,299,902
The Cooper Cos., Inc. .................................................... 3,903 1,241,193
Zimmer Biomet Holdings, Inc. ............................................. 14,698 1,649,410
24,652,109
Industrials (15.5%):
Builders FirstSource, Inc. (a) ............................................... 5,979 744,326
Carrier Global Corp. ..................................................... 19,199 1,059,785
Copart, Inc. (a) ......................................................... 33,589 1,447,350
Cummins, Inc. ......................................................... 5,572 1,272,979
Expeditors International of Washington, Inc. .................................... 11,458 1,313,431
FedEx Corp. .......................................................... 4,743 1,256,516
General Electric Co. ..................................................... 11,422 1,262,702
Howmet Aerospace, Inc. .................................................. 28,881 1,335,746
Hubbell, Inc. .......................................................... 3,483 1,091,607
Lennox International, Inc. ................................................. 2,912 1,090,369
PACCAR, Inc. ......................................................... 16,027 1,362,616
Parker-Hannifin Corp. ................................................... 2,916 1,135,840
Quanta Services, Inc. .................................................... 6,412 1,199,493
Republic Services, Inc. ................................................... 13,533 1,928,588
Snap-on, Inc. .......................................................... 5,256 1,340,595
Textron, Inc. .......................................................... 16,686 1,303,844
Uber Technologies, Inc. (a) ................................................ 18,192 836,650
United Rentals, Inc. ..................................................... 1,799 799,781
Watsco, Inc. ........................................................... 3,100 1,170,932
Westinghouse Air Brake Technologies Corp. .................................... 13,793 1,465,782
24,418,932
Information Technology (9.6%):
Broadcom, Inc. ........................................................ 1,121 931,080
Dell Technologies, Inc. , Class C ............................................ 20,379 1,404,113
Fair Isaac Corp. (a) ...................................................... 1,464 1,271,528
First Solar, Inc. (a) ...................................................... 3,114 503,191
Hewlett Packard Enterprise Co. ............................................. 70,696 1,227,990
HP, Inc. .............................................................. 40,641 1,044,474
Intel Corp. ............................................................ 23,819 846,765
Jabil, Inc. ............................................................ 10,395 1,319,022
KLA Corp. ........................................................... 1,752 803,572
Micron Technology, Inc. .................................................. 12,049 819,693
Microsoft Corp. ........................................................ 3,658 1,155,014
NVIDIA Corp. ......................................................... 1,205 524,163
ON Semiconductor Corp. (a) ............................................... 7,804 725,382
Oracle Corp. .......................................................... 11,434 1,211,089
Skyworks Solutions, Inc. ................................................. 9,011 888,395
Super Micro Computer, Inc. (a) ............................................. 1,492 409,136
15,084,607
Materials (4.6%):
DuPont de Nemours, Inc. ................................................. 17,368 1,295,479
LyondellBasell Industries NV , Class A ........................................ 13,844 1,311,027
Nucor Corp. ........................................................... 5,297 828,186

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Reliance Steel & Aluminum Co. ............................................ 4,558 $ 1,195,245
Steel Dynamics, Inc. ..................................................... 7,597 814,550
The Mosaic Co. ........................................................ 22,982 818,159
Westlake Corp. ........................................................ 7,909 986,015
7,248,661
Real Estate (9.8%):
American Homes 4 Rent , Class A ........................................... 39,099 1,317,245
AvalonBay Communities, Inc. .............................................. 8,125 1,395,388
CBRE Group, Inc. , Class A (a) .............................................. 13,721 1,013,433
Equity Residential ...................................................... 22,694 1,332,365
Host Hotels & Resorts, Inc. ................................................ 70,138 1,127,118
Invitation Homes, Inc. ................................................... 41,618 1,318,874
Iron Mountain, Inc. ..................................................... 21,870 1,300,172
Simon Property Group, Inc. ............................................... 11,206 1,210,584
Ventas, Inc. ........................................................... 29,103 1,226,109
VICI Properties, Inc. .................................................... 55,321 1,609,841
Welltower, Inc. ......................................................... 15,636 1,280,901
Weyerhaeuser Co. ...................................................... 42,022 1,288,395
15,420,425
Utilities (6.2%):
Consolidated Edison, Inc. ................................................. 20,899 1,787,491
Edison International ..................................................... 22,091 1,398,139
Entergy Corp. ......................................................... 16,014 1,481,295
Evergy, Inc. ........................................................... 30,678 1,555,375
Exelon Corp. .......................................................... 44,923 1,697,640
PPL Corp. ............................................................ 74,201 1,748,176
9,668,116
Total Common Stocks (Cost $155,252,170) 156,433,282
Total Investments (Cost $155,252,170) — 99.5% 156,433,282
Other assets in excess of liabilities — 0.5% 836,240
NET ASSETS - 100.00% $ 157,269,522
(a) Non-income producing security.
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 3 12/15/23 $ 668,235 $ 648,825 $ (19,410)
Total unrealized appreciation $ —
Total unrealized depreciation (19,410)
Total net unrealized appreciation (depreciation) $ (19,410)

Schedule of Portfolio Investments
September 30, 2023
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(Unaudited)
Security Description Shares Value
Common Stocks (99.6%)
Communication Services (2.6%):
DISH Network Corp., Class A(a) ............................................ 70,248 $ 411,653
GCI Liberty, Inc. Escrow(a)(b) ............................................. 4,908 4,439
IAC, Inc.(a) ........................................................... 11,600 584,524
Integral Ad Science Holding Corp.(a) ......................................... 35,776 425,377
Liberty Latin America, Ltd., Class C(a) ....................................... 62,712 511,730
News Corp., Class A ..................................................... 42,567 853,894
Nexstar Media Group, Inc. ................................................ 5,422 777,352
Sphere Entertainment Co.(a) ............................................... 13,976 519,348
Yelp, Inc.(a) ........................................................... 19,942 829,388
Ziff Davis, Inc.(a) ....................................................... 14,338 913,187
5,830,892
Consumer Discretionary (13.0%):
Abercrombie & Fitch Co.(a) ............................................... 8,180 461,107
Academy Sports & Outdoors, Inc. ........................................... 12,751 602,740
American Axle & Manufacturing Holdings, Inc.(a) ............................... 74,768 542,816
Asbury Automotive Group, Inc.(a) ........................................... 2,981 685,839
AutoNation, Inc.(a) ..................................................... 4,400 666,160
BorgWarner, Inc. ....................................................... 22,806 920,678
Camping World Holdings, Inc., Class A(c) ..................................... 24,162 493,146
Century Communities, Inc. ................................................ 11,283 753,479
Dick's Sporting Goods, Inc. ................................................ 5,385 584,703
Dillard's, Inc., Class A(c) ................................................. 1,817 601,082
Foot Locker, Inc. ....................................................... 21,865 379,358
Graham Holdings Co., Class B ............................................. 2,134 1,244,122
Green Brick Partners, Inc.(a) ............................................... 11,701 485,709
Group 1 Automotive, Inc. ................................................. 3,094 831,389
Installed Building Products, Inc. ............................................ 4,888 610,462
KB Home ............................................................ 17,235 797,636
Kohl's Corp. .......................................................... 19,531 409,370
Levi Strauss & Co., Class A ............................................... 53,539 727,060
M/I Homes, Inc.(a) ...................................................... 8,897 747,704
Macy's, Inc. ........................................................... 47,922 556,374
MDC Holdings, Inc. ..................................................... 19,053 785,555
Meritage Homes Corp. ................................................... 5,965 730,056
Modine Manufacturing Co.(a) .............................................. 10,010 457,957
Mohawk Industries, Inc.(a) ................................................ 7,353 630,961
Patrick Industries, Inc. ................................................... 9,527 715,097
Penske Automotive Group, Inc. ............................................. 5,322 889,093
PVH Corp. ........................................................... 7,359 563,037
Ralph Lauren Corp. ..................................................... 8,097 939,981
Signet Jewelers Ltd. ..................................................... 8,201 588,914
Skechers USA, Inc., Class A(a) ............................................. 17,439 853,639
Sonic Automotive, Inc., Class A ............................................ 13,021 621,883
Tapestry, Inc. .......................................................... 22,916 658,835
Taylor Morrison Home Corp.(a) ............................................ 19,233 819,518
The Goodyear Tire & Rubber Co.(a) ......................................... 41,887 520,655
The ODP Corp.(a) ...................................................... 15,969 736,969
Thor Industries, Inc. ..................................................... 6,633 630,997
Toll Brothers, Inc. ...................................................... 12,743 942,472
Tri Pointe Homes, Inc.(a) ................................................. 27,516 752,563
Under Armour, Inc., Class A(a) ............................................. 86,775 594,409
Upbound Group, Inc. .................................................... 22,216 654,261
Urban Outfitters, Inc.(a) .................................................. 19,858 649,158
Winnebago Industries, Inc. ................................................ 11,952 710,546
28,547,490
Consumer Staples (4.4%):
Cal-Maine Foods, Inc. ................................................... 15,899 769,830
Coty, Inc., Class A(a) .................................................... 75,532 828,586
elf Beauty, Inc.(a) ....................................................... 3,844 422,187
Ingredion, Inc. ......................................................... 13,451 1,323,578

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Inter Parfums, Inc. ...................................................... 5,257 $ 706,225
Lancaster Colony Corp. .................................................. 6,892 1,137,387
Spectrum Brands Holdings, Inc. ............................................ 11,695 916,303
Sprouts Farmers Market, Inc.(a) ............................................ 20,766 888,785
The Andersons, Inc. ..................................................... 14,461 744,886
The Vita Coco Co., Inc.(a) ................................................ 19,711 513,275
TreeHouse Foods, Inc.(a) ................................................. 23,166 1,009,574
United Natural Foods, Inc.(a) .............................................. 25,943 366,834
9,627,450
Energy (5.6%):
Arch Resources, Inc. .................................................... 5,390 919,857
California Resources Corp. ................................................ 14,457 809,736
Chesapeake Energy Corp. ................................................. 9,263 798,748
Chord Energy Corp. ..................................................... 4,929 798,843
Civitas Resources, Inc. ................................................... 7,748 626,581
CNX Resources Corp.(a) ................................................. 38,341 865,740
Comstock Resources, Inc. ................................................. 42,038 463,679
CONSOL Energy, Inc. ................................................... 6,424 673,942
Dorian LPG Ltd. ....................................................... 24,245 696,559
Helix Energy Solutions Group, Inc.(a) ........................................ 60,244 672,925
HF Sinclair Corp. ....................................................... 13,315 758,023
International Seaways, Inc. ................................................ 14,591 656,595
PBF Energy, Inc., Class A ................................................. 12,122 648,891
Peabody Energy Corp. ................................................... 29,087 755,971
Permian Resources Corp.(c) ............................................... 37,506 523,584
Tidewater, Inc.(a) ....................................................... 8,218 584,053
Transocean Ltd.(a) ...................................................... 55,860 458,611
Weatherford International PLC(a) ........................................... 7,139 644,866
12,357,204
Financials (13.4%):
Ally Financial, Inc. ...................................................... 21,534 574,527
Apollo Commercial Real Estate Finance, Inc. ................................... 69,312 702,131
Associated Banc-Corp. ................................................... 41,297 706,592
Assured Guaranty Ltd. ................................................... 17,605 1,065,455
Bread Financial Holdings, Inc. ............................................. 14,152 483,998
Cannae Holdings, Inc.(a) ................................................. 46,779 871,961
Chimera Investment Corp. ................................................ 117,070 639,202
CNO Financial Group, Inc. ................................................ 37,122 880,905
Corebridge Financial, Inc. ................................................. 42,473 838,842
Customers Bancorp, Inc.(a) ................................................ 9,791 337,300
Enova International, Inc.(a) ................................................ 14,597 742,549
Enstar Group Ltd.(a) .................................................... 4,781 1,157,002
Essent Group Ltd. ...................................................... 22,602 1,068,849
Genworth Financial, Inc.(a) ................................................ 116,134 680,545
Hilltop Holdings, Inc. .................................................... 26,559 753,213
Invesco Ltd. ........................................................... 53,340 774,497
Jackson Financial, Inc., Class A ............................................. 15,656 598,372
Jefferies Financial Group, Inc. .............................................. 22,951 840,695
MFA Financial, Inc. ..................................................... 77,538 745,140
MGIC Investment Corp. .................................................. 68,444 1,142,330
Mr. Cooper Group, Inc.(a) ................................................. 15,813 846,944
Navient Corp. ......................................................... 53,988 929,673
New York Community Bancorp, Inc. ......................................... 38,072 431,737
NMI Holdings, Inc., Class A(a) ............................................. 35,685 966,707
Old Republic International Corp. ............................................ 49,039 1,321,111
OneMain Holdings, Inc. .................................................. 17,910 718,012
PennyMac Financial Services, Inc. .......................................... 11,592 772,027
Primerica, Inc. ......................................................... 5,286 1,025,537
PROG Holdings, Inc.(a) .................................................. 16,595 551,120
Radian Group, Inc. ...................................................... 43,244 1,085,857
Reinsurance Group of America, Inc. ......................................... 7,581 1,100,685
Rithm Capital Corp. ..................................................... 94,594 878,778

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Unum Group .......................................................... 17,701 $ 870,712
Upstart Holdings, Inc.(a)(c) ................................................ 10,495 299,527
Voya Financial, Inc. ..................................................... 13,190 876,476
White Mountains Insurance Group Ltd. ....................................... 688 1,029,035
29,308,043
Health Care (16.2%):
89bio, Inc.(a) .......................................................... 20,963 323,669
ACADIA Pharmaceuticals, Inc.(a) ........................................... 21,135 440,453
AdaptHealth Corp.(a) .................................................... 37,123 337,819
Akero Therapeutics, Inc.(a) ................................................ 9,766 493,964
Alphatec Holdings, Inc.(a) ................................................ 38,610 500,772
Amphastar Pharmaceuticals, Inc.(a) .......................................... 11,693 537,761
Axsome Therapeutics, Inc.(a) .............................................. 7,472 522,218
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 1,896 679,621
Bridgebio Pharma, Inc.(a) ................................................. 11,288 297,665
Catalyst Pharmaceuticals, Inc.(a) ............................................ 32,333 377,973
Chemed Corp. ......................................................... 2,832 1,471,790
CorVel Corp.(a) ........................................................ 4,656 915,602
Cymabay Therapeutics, Inc.(a) ............................................. 26,172 390,225
DaVita, Inc.(a) ......................................................... 8,675 820,048
DENTSPLY SIRONA, Inc. ................................................ 25,033 855,127
Embecta Corp. ......................................................... 29,630 445,932
Encompass Health Corp. .................................................. 15,792 1,060,591
Enovis Corp.(a) ........................................................ 17,654 930,895
Envista Holdings Corp.(a) ................................................. 28,726 800,881
Fulgent Genetics, Inc.(a) .................................................. 17,699 473,271
Glaukos Corp.(a) ....................................................... 9,905 745,351
Haemonetics Corp.(a) .................................................... 10,360 928,049
Henry Schein, Inc.(a) .................................................... 15,773 1,171,145
ImmunoGen, Inc.(a) ..................................................... 21,315 338,269
Immunovant, Inc.(a) ..................................................... 21,675 832,103
Integer Holdings Corp.(a) ................................................. 10,139 795,202
Ironwood Pharmaceuticals, Inc.(a) ........................................... 94,475 909,794
Lantheus Holdings, Inc.(a) ................................................ 8,370 581,548
Ligand Pharmaceuticals, Inc.(a) ............................................. 11,420 684,286
Merit Medical Systems, Inc.(a) ............................................. 16,527 1,140,694
MoonLake Immunotherapeutics(a)(c) ........................................ 5,865 334,305
Morphic Holding, Inc.(a) ................................................. 8,251 189,030
NeoGenomics, Inc.(a) .................................................... 27,037 332,555
Nuvalent, Inc., Class A(a) ................................................. 10,019 460,573
Organon & Co. ........................................................ 35,589 617,825
Owens & Minor, Inc.(a) .................................................. 22,914 370,290
Penumbra, Inc.(a) ....................................................... 3,412 825,397
Perrigo Co. PLC ....................................................... 29,969 957,510
Premier, Inc., Class A .................................................... 39,541 850,132
Prestige Consumer Healthcare, Inc.(a) ........................................ 20,583 1,177,142
QuidelOrtho Corp.(a) .................................................... 8,743 638,589
RadNet, Inc.(a) ........................................................ 22,853 644,226
Select Medical Holdings Corp. ............................................. 29,680 750,014
Tenet Healthcare Corp.(a) ................................................. 10,754 708,581
The Ensign Group, Inc. ................................................... 12,324 1,145,269
TransMedics Group, Inc.(a) ................................................ 7,091 388,232
UFP Technologies, Inc.(a) ................................................. 4,070 657,102
United Therapeutics Corp.(a) .............................................. 4,784 1,080,562
Universal Health Services, Inc., Class B ....................................... 7,593 954,668
Viatris, Inc. ........................................................... 100,907 994,943
Viking Therapeutics, Inc.(a) ............................................... 24,448 270,639
Vir Biotechnology, Inc.(a) ................................................. 31,672 296,767
35,447,069
Industrials (18.9%):
AAON, Inc. ........................................................... 12,386 704,392
AAR Corp.(a) ......................................................... 15,912 947,241

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
ACV Auctions, Inc., Class A(a) ............................................. 29,743 $ 451,499
Air Lease Corp. ........................................................ 25,127 990,255
Air Transport Services Group, Inc.(a) ......................................... 24,546 512,275
Allegiant Travel Co. ..................................................... 5,765 443,098
Allison Transmission Holdings, Inc. ......................................... 17,239 1,018,135
API Group Corp.(a) ..................................................... 35,220 913,255
ArcBest Corp. ......................................................... 5,836 593,229
Arcosa, Inc. ........................................................... 10,476 753,224
Atkore, Inc.(a) ......................................................... 4,232 631,372
Avis Budget Group, Inc.(a) ................................................ 2,744 493,069
Beacon Roofing Supply, Inc.(a) ............................................. 10,745 829,192
Boise Cascade Co. ...................................................... 7,857 809,585
CACI International, Inc., Class A(a) ......................................... 4,191 1,315,681
Clean Harbors, Inc.(a) ................................................... 6,366 1,065,414
Comfort Systems USA, Inc. ............................................... 4,295 731,911
Core & Main, Inc., Class A(a) .............................................. 29,051 838,121
Crane NXT Co. ........................................................ 15,178 843,441
EMCOR Group, Inc. .................................................... 4,291 902,783
Encore Wire Corp. ...................................................... 4,047 738,416
Esab Corp. ............................................................ 13,145 923,042
Federal Signal Corp. ..................................................... 16,630 993,310
FTAI Aviation Ltd. ...................................................... 20,598 732,259
GATX Corp. .......................................................... 10,367 1,128,241
GMS, Inc.(a) .......................................................... 12,328 788,622
GrafTech International Ltd. ................................................ 130,501 499,819
Hub Group, Inc., Class A(a) ............................................... 11,781 925,280
Huron Consulting Group, Inc.(a) ............................................ 6,636 691,206
JELD-WEN Holding, Inc.(a) ............................................... 36,412 486,464
KBR, Inc. ............................................................ 20,691 1,219,528
Knight-Swift Transportation Holdings, Inc. .................................... 17,502 877,725
Masterbrand, Inc.(a) ..................................................... 39,731 482,732
Matson, Inc. .......................................................... 8,197 727,238
MDU Resources Group, Inc. ............................................... 68,991 1,350,844
MSC Industrial Direct Co., Inc. ............................................. 13,290 1,304,413
MYR Group, Inc.(a) ..................................................... 5,921 797,914
Owens Corning ........................................................ 6,818 930,043
Parsons Corp.(a) ....................................................... 20,122 1,093,631
Rush Enterprises, Inc., Class A ............................................. 26,063 1,064,152
Ryder System, Inc. ...................................................... 10,350 1,106,932
Schneider National, Inc., Class B ............................................ 33,749 934,510
Science Applications International Corp. ...................................... 13,218 1,395,028
Simpson Manufacturing Co., Inc. ........................................... 5,440 814,966
SkyWest, Inc.(a) ........................................................ 11,623 487,469
Sterling Infrastructure, Inc.(a) .............................................. 7,519 552,496
Terex Corp. ........................................................... 10,747 619,242
Vertiv Holdings Co. ..................................................... 11,329 421,439
Werner Enterprises, Inc. .................................................. 25,885 1,008,221
XPO, Inc.(a) .......................................................... 7,398 552,335
41,434,689
Information Technology (11.5%):
Advanced Energy Industries, Inc. ........................................... 6,820 703,278
Aehr Test Systems(a) .................................................... 6,619 302,488
Allegro MicroSystems, Inc.(a) .............................................. 15,959 509,730
Altair Engineering, Inc., Class A(a) .......................................... 12,321 770,802
Amkor Technology, Inc. .................................................. 23,822 538,377
Appfolio, Inc., Class A(a) ................................................. 3,471 633,909
Arrow Electronics, Inc.(a) ................................................. 7,477 936,419
Avnet, Inc. ............................................................ 21,724 1,046,880
Axcelis Technologies, Inc.(a) .............................................. 3,112 507,412
Badger Meter, Inc. ...................................................... 5,574 801,931
Belden, Inc. ........................................................... 10,168 981,720
Cohu, Inc.(a) .......................................................... 22,820 785,921
Diodes, Inc.(a) ......................................................... 9,351 737,233

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Dolby Laboratories, Inc., Class A ........................................... 12,719 $ 1,008,108
DoubleVerify Holdings, Inc.(a) ............................................. 19,628 548,603
DXC Technology Co.(a) .................................................. 27,963 582,469
Extreme Networks, Inc.(a) ................................................ 21,246 514,366
Insight Enterprises, Inc.(a) ................................................ 6,492 944,586
InterDigital, Inc. ....................................................... 9,380 752,651
IonQ, Inc.(a)(c) ........................................................ 19,641 292,258
IPG Photonics Corp. ..................................................... 6,120 621,425
NCR Corp.(a) ......................................................... 24,442 659,201
NetScout Systems, Inc.(a) ................................................. 29,813 835,360
Onto Innovation, Inc.(a) .................................................. 4,540 578,941
OSI Systems, Inc.(a) ..................................................... 6,469 763,601
Photronics, Inc.(a) ...................................................... 28,454 575,055
Progress Software Corp. .................................................. 19,345 1,017,160
Rambus, Inc.(a) ........................................................ 10,277 573,354
Riot Platforms, Inc.(a) ................................................... 29,746 277,530
Sanmina Corp.(a) ....................................................... 15,807 858,004
SMART Global Holdings, Inc.(a) ........................................... 23,559 573,662
TD SYNNEX Corp. ..................................................... 10,497 1,048,230
Teradata Corp.(a) ....................................................... 15,472 696,549
Veeco Instruments, Inc.(a) ................................................. 28,123 790,538
Vishay Intertechnology, Inc. ............................................... 29,704 734,283
Xerox Holdings Corp. ................................................... 44,971 705,595
25,207,629
Materials (5.5%):
Alpha Metallurgical Resources, Inc. .......................................... 3,161 821,007
Berry Global Group, Inc. ................................................. 16,571 1,025,911
Carpenter Technology Corp. ............................................... 10,140 681,509
Cleveland-Cliffs, Inc.(a) .................................................. 38,170 596,597
Commercial Metals Co. .................................................. 14,457 714,320
Eagle Materials, Inc. ..................................................... 5,512 917,858
Greif, Inc., Class A ...................................................... 13,852 925,452
Louisiana-Pacific Corp. .................................................. 12,276 678,495
NewMarket Corp. ...................................................... 2,656 1,208,586
O-I Glass, Inc.(a) ....................................................... 35,376 591,841
Orion SA ............................................................. 32,232 685,897
Ryerson Holding Corp. ................................................... 18,241 530,631
Sylvamo Corp. ......................................................... 17,539 770,664
United States Steel Corp. ................................................. 14,634 475,312
Warrior Met Coal, Inc. ................................................... 16,291 832,144
Worthington Industries, Inc. ............................................... 9,877 610,596
12,066,820
Real Estate (5.2%):
Apartment Investment and Management Co.(a) .................................. 125,669 854,549
CareTrust REIT, Inc. .................................................... 62,112 1,273,296
eXp World Holdings, Inc. ................................................. 22,292 362,022
Medical Properties Trust, Inc.(c) ............................................ 76,677 417,890
Omega Healthcare Investors, Inc.(c) ......................................... 34,161 1,132,779
Paramount Group, Inc. ................................................... 123,918 572,501
Phillips Edison & Co., Inc. ................................................ 34,675 1,163,000
PotlatchDeltic Corp. ..................................................... 24,533 1,113,553
Sabra Health Care REIT, Inc. .............................................. 82,794 1,154,148
SL Green Realty Corp.(c) ................................................. 11,544 430,591
Tanger Factory Outlet Centers, Inc. .......................................... 42,484 960,138
The Macerich Co. ...................................................... 58,248 635,486
The St. Joe Co. ........................................................ 13,453 730,901
Zillow Group, Inc., Class C(a) .............................................. 12,242 565,091
11,365,945
Utilities (3.3%):
ALLETE, Inc. ......................................................... 23,523 1,242,014
Clearway Energy, Inc., Class C ............................................. 47,311 1,001,101

Victory Portfolios II
VictoryShares US Small Mid Cap Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Hawaiian Electric Industries, Inc. ........................................... 24,081 $ 296,437
Northwestern Energy Group, Inc. ........................................... 28,559 1,372,545
Pinnacle West Capital Corp. ............................................... 17,900 1,318,872
Portland General Electric Co. .............................................. 29,456 1,192,379
Vistra Corp. ........................................................... 26,887 892,111
7,315,459
Total Common Stocks (Cost $207,021,816) 218,508,690
Rights (0.0%)(d)
Health Care (0.0%):(d)
Achillion Pharmaceuticals, CVR(a)(b) ........................................ 17,954 4,129
Total Rights (Cost $–) 4,129
Collateral for Securities Loaned (1.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(e) ........ 1,004,985 1,004,985
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(e) ............ 1,004,985 1,004,985
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(e) ............... 1,004,985 1,004,985
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(e) . 1,004,985 1,004,985
Total Collateral for Securities Loaned (Cost $4,019,940) 4,019,940
Total Investments (Cost $211,041,756) — 101.4% 222,532,759
Liabilities in excess of other assets — (1.4)% (3,171,982)
NET ASSETS - 100.00% $ 219,360,777
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Security was fair valued using significant unobservable inputs as of September 30, 2023.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Rate disclosed is the daily yield on September 30, 2023.
CVR
—
Contingent Value Right
PLC—Public Limited Company
REIT—Real Estate Investment Trust
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini Russell 2000 Index Futures ...... 7 12/15/23 $ 652,139 $ 629,510 $ (22,629)
Total unrealized appreciation $ —
Total unrealized depreciation (22,629)
Total net unrealized appreciation (depreciation) $ (22,629)

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Security Description Shares Value
Common Stocks (98.7%)
Australia (4.4%):
Energy (0.3%):
Whitehaven Coal Ltd. .................................................... 128,767 $ 588,506
Financials (0.7%):
Washington H Soul Pattinson & Co. Ltd. ...................................... 72,399 1,516,680
Health Care (0.4%):
Sonic Healthcare Ltd. .................................................... 43,260 828,666
Industrials (1.1%):
Brambles Ltd. ......................................................... 137,619 1,266,772
Seven Group Holdings Ltd. ................................................ 66,058 1,322,697
2,589,469
Materials (1.1%):
BlueScope Steel Ltd. .................................................... 67,482 843,259
Fortescue Metals Group Ltd. ............................................... 52,146 701,229
Rio Tinto Ltd. ......................................................... 13,687 999,016
2,543,504
Real Estate (0.8%):
Stockland ............................................................ 343,979 866,752
Vicinity Centres ........................................................ 902,532 983,353
1,850,105
9,916,930
Austria (1.4%):
Energy (0.5%):
OMV AG ............................................................ 24,295 1,163,925
Financials (0.5%):
Raiffeisen Bank International AG ........................................... 70,909 1,035,173
Materials (0.4%):
voestalpine AG ........................................................ 36,286 991,173
3,190,271
Canada (5.8%):
Consumer Discretionary (0.8%):
Restaurant Brands International, Inc. ......................................... 27,789 1,850,758
Consumer Staples (0.8%):
Empire Co. Ltd., Class A ................................................. 68,173 1,854,792
Financials (2.2%):
Element Fleet Management Corp. ........................................... 81,478 1,169,285
Fairfax Financial Holdings Ltd. ............................................. 1,709 1,395,249
Great-West Lifeco, Inc. ................................................... 85,123 2,435,668
5,000,202
Information Technology (0.8%):
CGI, Inc.(a) ........................................................... 17,392 1,714,484
Materials (1.2%):
Kinross Gold Corp. ..................................................... 174,481 795,256
Teck Resources Ltd., Class B .............................................. 17,952 772,752
West Fraser Timber Co. Ltd. ............................................... 15,442 1,121,225
2,689,233
13,109,469
Denmark (0.8%):
Health Care (0.4%):
Novo Nordisk A/S, Class B ................................................ 10,811 986,957

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VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Industrials (0.4%):
AP Moller - Maersk A/S, Class B ........................................... 491 $ 886,531
1,873,488
France (9.3%):
Communication Services (2.6%):
Bollore SE ............................................................ 243,954 1,312,634
Orange SA ............................................................ 172,409 1,979,283
Publicis Groupe SA ..................................................... 15,975 1,211,829
Vivendi SE ........................................................... 168,789 1,480,236
5,983,982
Consumer Discretionary (0.4%):
Renault SA ........................................................... 23,543 967,499
Consumer Staples (0.5%):
Carrefour SA .......................................................... 65,779 1,132,382
Energy (0.6%):
TotalEnergies SE ....................................................... 19,580 1,289,699
Financials (1.3%):
BNP Paribas SA ........................................................ 15,950 1,018,899
Credit Agricole SA ...................................................... 101,791 1,258,103
Societe Generale SA ..................................................... 33,491 815,874
3,092,876
Health Care (1.3%):
Ipsen SA ............................................................. 10,630 1,395,638
Sanofi ............................................................... 14,680 1,574,797
2,970,435
Industrials (1.5%):
Bouygues SA .......................................................... 48,509 1,699,389
Eiffage SA ............................................................ 17,747 1,689,190
3,388,579
Real Estate (0.5%):
Klepierre SA .......................................................... 42,894 1,053,329
Utilities (0.6%):
Engie SA ............................................................. 91,467 1,404,909
21,283,690
Germany (10.2%):
Communication Services (0.7%):
Deutsche Telekom AG ................................................... 81,596 1,713,725
Consumer Discretionary (2.7%):
Bayerische Motoren Werke AG ............................................. 13,136 1,338,345
HUGO BOSS AG ...................................................... 17,927 1,135,527
Mercedes-Benz Group AG ................................................ 18,199 1,267,608
Porsche Automobil Holding SE, Preference Shares ............................... 24,150 1,190,932
Volkswagen AG, Preference Shares .......................................... 9,994 1,150,919
6,083,331
Consumer Staples (0.9%):
Henkel AG And Co. KGaA, Preference Shares .................................. 28,312 2,018,993
Financials (2.1%):
Commerzbank AG ...................................................... 66,957 763,722
Deutsche Bank AG, Registered Shares ........................................ 81,595 901,359
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 4,171 1,627,430
Talanx AG ............................................................ 22,503 1,427,282
4,719,793

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Health Care (1.4%):
Fresenius Medical Care AG & Co. KGaA ...................................... 21,409 $ 924,273
Fresenius SE & Co. KGaA ................................................ 36,118 1,124,798
Merck KGaA .......................................................... 6,572 1,098,714
3,147,785
Industrials (0.5%):
Hochtief AG .......................................................... 12,107 1,225,444
Materials (0.9%):
HeidelbergCement AG ................................................... 16,200 1,259,037
K+S AG, Registered Shares ............................................... 48,047 872,585
2,131,622
Real Estate (0.3%):
LEG Immobilien SE(a) ................................................... 9,985 689,676
Utilities (0.7%):
E.ON SE ............................................................. 131,696 1,559,224
23,289,593
Greece (0.4%):
Financials (0.4%):
Eurobank Ergasias Services and Holdings SA(a) ................................. 520,140 802,220
Hong Kong (4.8%):
Consumer Staples (0.4%):
WH Group Ltd.(b) ...................................................... 1,839,145 965,289
Health Care (0.3%):
Sino Biopharmaceutical Ltd. ............................................... 1,869,000 675,453
Industrials (0.5%):
CK Hutchison Holdings Ltd. ............................................... 215,537 1,153,281
Real Estate (3.6%):
CK Asset Holdings Ltd. .................................................. 223,563 1,177,669
Hang Lung Properties Ltd. ................................................ 573,596 785,236
Henderson Land Development Co. Ltd. ....................................... 339,797 896,064
New World Development Co. Ltd. ........................................... 376,510 732,759
Sino Land Co. Ltd. ...................................................... 860,861 970,718
Sun Hung Kai Properties Ltd. .............................................. 97,570 1,044,143
Swire Pacific Ltd., Class A ................................................ 107,160 723,231
The Wharf Holdings Ltd. ................................................. 403,297 1,011,500
Wharf Real Estate Investment Co. Ltd. ........................................ 179,993 695,313
8,036,633
10,830,656
Ireland (1.2%):
Consumer Discretionary (0.4%):
Flutter Entertainment PLC(a) .............................................. 5,683 928,287
Financials (0.8%):
AIB Group PLC ........................................................ 213,133 959,794
Bank of Ireland Group PLC ............................................... 87,434 858,646
1,818,440
2,746,727
Italy (3.5%):
Energy (0.6%):
Eni SpA ............................................................. 82,906 1,337,041
Financials (1.8%):
Banco BPM SpA ....................................................... 183,230 878,399
Intesa Sanpaolo SpA ..................................................... 417,588 1,077,100
Mediobanca Banca di Credito Finanziario SpA .................................. 111,256 1,473,644

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
UniCredit SpA ......................................................... 33,583 $ 806,932
4,236,075
Industrials (0.5%):
Leonardo SpA ......................................................... 81,923 1,182,972
Utilities (0.6%):
A2A SpA ............................................................. 723,646 1,289,739
8,045,827
Japan (26.3%):
Communication Services (0.6%):
Capcom Co. Ltd. ....................................................... 10,900 392,829
Nippon Telegraph & Telephone Corp. ........................................ 881,000 1,041,257
1,434,086
Consumer Discretionary (3.9%):
Aisin Corp. ........................................................... 19,800 748,695
Bridgestone Corp. ...................................................... 23,500 916,755
Denso Corp. .......................................................... 40,400 649,180
Honda Motor Co. Ltd. ................................................... 60,000 675,412
Iida Group Holdings Co. Ltd. .............................................. 41,900 697,258
Isuzu Motors Ltd. ....................................................... 50,400 634,301
Mazda Motor Corp. ..................................................... 43,400 492,759
Nissan Motor Co. Ltd. ................................................... 111,700 493,612
Panasonic Holdings Corp. ................................................. 52,100 586,482
Sekisui House Ltd. ...................................................... 45,200 900,551
Subaru Corp. .......................................................... 31,600 614,574
Sumitomo Electric Industries Ltd. ........................................... 60,500 729,425
Yamaha Motor Co. Ltd. .................................................. 23,300 612,986
8,751,990
Consumer Staples (1.9%):
Ajinomoto Co., Inc. ..................................................... 13,700 528,489
Asahi Group Holdings Ltd. ................................................ 20,400 763,191
Japan Tobacco, Inc. ..................................................... 48,100 1,107,375
MatsukiyoCocokara & Co. ................................................ 28,500 511,272
MEIJI Holdings Co. Ltd. ................................................. 29,938 744,543
Nissin Foods Holdings Co. Ltd. ............................................. 8,074 671,392
4,326,262
Energy (0.9%):
ENEOS Holdings, Inc. ................................................... 207,800 820,380
Idemitsu Kosan Co. Ltd. .................................................. 34,100 784,606
Inpex Corp. ........................................................... 32,500 490,697
2,095,683
Financials (4.2%):
Concordia Financial Group Ltd. ............................................ 113,500 517,670
Dai-ichi Life Holdings, Inc. ............................................... 25,800 534,752
Daiwa Securities Group, Inc. ............................................... 128,500 742,259
Japan Post Holdings Co. Ltd. .............................................. 91,200 730,906
Japan Post Insurance Co. Ltd. .............................................. 39,000 657,874
Mitsubishi HC Capital, Inc. ................................................ 137,300 915,211
Mitsubishi UFJ Financial Group, Inc. ......................................... 64,300 545,874
Mizuho Financial Group, Inc. .............................................. 37,100 630,913
MS&AD Insurance Group Holdings, Inc. ...................................... 19,400 713,445
Nomura Holdings, Inc. ................................................... 153,800 616,662
Resona Holdings, Inc. .................................................... 85,900 476,181
SBI Holdings, Inc. ...................................................... 35,300 743,705
Sumitomo Mitsui Financial Group, Inc. ....................................... 13,000 639,212
Sumitomo Mitsui Trust Holdings, Inc. ........................................ 17,100 644,426
The Chiba Bank Ltd. .................................................... 72,200 525,482
9,634,572

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Health Care (1.0%):
Astellas Pharma, Inc. .................................................... 44,100 $ 612,123
Otsuka Holdings Co., Ltd. ................................................. 21,400 760,930
Takeda Pharmaceutical Co. Ltd. ............................................ 31,800 987,711
2,360,764
Industrials (5.8%):
AGC, Inc. ............................................................ 24,400 856,335
Dai Nippon Printing Co. Ltd. .............................................. 17,900 466,008
Hitachi Construction Machinery Co. Ltd. ...................................... 17,800 541,553
Hitachi Ltd. ........................................................... 9,800 608,319
ITOCHU Corp. ........................................................ 17,700 640,384
Kajima Corp. .......................................................... 36,500 594,450
Kawasaki Kisen Kaisha Ltd.(c) ............................................. 10,700 365,499
Keisei Electric Railway Co. Ltd. ............................................ 16,000 554,678
Komatsu Ltd. .......................................................... 22,400 606,098
Marubeni Corp. ........................................................ 32,600 508,789
Mitsubishi Corp. ....................................................... 11,900 567,683
Mitsubishi Electric Corp. ................................................. 55,500 686,785
Mitsui & Co. Ltd. ....................................................... 14,400 522,629
Mitsui O.S.K. Lines Ltd.(c) ................................................ 21,500 591,387
NIPPON EXPRESS HOLDINGS, Inc. ........................................ 15,200 793,773
Nippon Yusen KK ...................................................... 19,600 509,742
Obayashi Corp. ........................................................ 73,600 648,470
Sojitz Corp. ........................................................... 29,800 653,757
Sumitomo Corp. ........................................................ 32,500 649,043
Taisei Corp. ........................................................... 18,000 633,771
TOPPAN Holdings, Inc. .................................................. 25,300 605,324
Toyota Tsusho Corp. ..................................................... 9,400 553,293
13,157,770
Information Technology (3.3%):
Advantest Corp. ........................................................ 10,400 291,008
Canon, Inc. ........................................................... 32,900 793,766
Disco Corp. ........................................................... 2,000 369,161
FUJIFILM Holdings Corp. ................................................ 13,100 759,067
Ibiden Co. Ltd. ......................................................... 6,200 330,456
Kyocera Corp. ......................................................... 18,200 924,129
NEC Corp. ........................................................... 11,700 646,859
Renesas Electronics Corp.(a) ............................................... 24,800 379,336
Ricoh Co. Ltd. ......................................................... 71,400 616,663
Rohm Co. Ltd. ......................................................... 28,000 527,881
Seiko Epson Corp.(c) .................................................... 41,800 657,269
SUMCO Corp. ......................................................... 52,200 680,885
TDK Corp. ........................................................... 15,900 589,732
7,566,212
Materials (1.6%):
JFE Holdings, Inc. ...................................................... 29,300 429,637
Mitsubishi Chemical Group Corp. ........................................... 126,900 800,620
Mitsui Chemicals, Inc. ................................................... 23,200 601,970
Nippon Steel Corp.(c) .................................................... 22,800 534,828
Sumitomo Chemical Co. Ltd. .............................................. 251,900 686,142
Taiyo Nippon Sanso Corp. ................................................ 24,500 581,264
3,634,461
Real Estate (1.6%):
Daito Trust Construction Co. Ltd. ........................................... 6,200 653,527
Daiwa House Industry Co. Ltd. ............................................. 32,300 867,919
Hulic Co. Ltd. ......................................................... 105,200 944,138
Mitsui Fudosan Co. Ltd. .................................................. 29,900 659,153
Sumitomo Realty & Development Co. Ltd. .................................... 22,800 592,965
3,717,702

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Utilities (1.5%):
Chubu Electric Power Co., Inc. ............................................. 53,100 $ 677,699
Osaka Gas Co. Ltd. ..................................................... 56,100 924,362
The Kansai Electric Power Co., Inc. .......................................... 42,000 583,958
Tokyo Electric Power Co. Holdings, Inc.(a) .................................... 106,300 475,796
Tokyo Gas Co. Ltd. ..................................................... 27,400 621,827
3,283,642
59,963,144
Luxembourg (0.4%):
Materials (0.4%):
ArcelorMittal SA ....................................................... 39,604 995,354
Netherlands (1.5%):
Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV ............................................ 53,693 1,618,770
Financials (0.4%):
ABN AMRO Bank NV(b) ................................................. 63,798 906,410
Health Care (0.4%):
Koninklijke Philips NV(a) ................................................ 39,476 791,456
3,316,636
Norway (0.7%):
Communication Services (0.7%):
Telenor ASA .......................................................... 135,795 1,542,880
Singapore (1.6%):
Industrials (1.3%):
Jardine Cycle & Carriage Ltd. .............................................. 46,300 1,081,700
Keppel Corp. Ltd. ...................................................... 168,000 835,882
Singapore Airlines Ltd. ................................................... 228,200 1,078,636
2,996,218
Utilities (0.3%):
Sembcorp Industries Ltd. ................................................. 203,000 756,033
3,752,251
South Korea (7.1%):
Communication Services (1.1%):
KT Corp. ............................................................. 44,478 1,092,830
SK Telecom Co. Ltd. .................................................... 37,093 1,429,614
2,522,444
Consumer Discretionary (1.0%):
Hanwha Galleria Co., Ltd.(a) .............................................. 490,329 412,847
Hyundai Motor Co. ..................................................... 6,944 983,544
Kia Corp. ............................................................ 13,190 795,780
2,192,171
Financials (2.5%):
Hana Financial Group, Inc. ................................................ 25,645 806,871
Industrial Bank of Korea .................................................. 142,569 1,184,553
KB Financial Group, Inc. ................................................. 20,723 849,379
Samsung Life Insurance Co. Ltd. ............................................ 23,034 1,200,185
Shinhan Financial Group Co. Ltd. ........................................... 32,524 858,178
Woori Financial Group, Inc. ............................................... 100,772 915,702
5,814,868
Industrials (1.2%):
Ecopro BM Co. Ltd. ..................................................... 1,240 232,523
HMM Co. Ltd. ......................................................... 49,706 599,036
LG Corp. ............................................................. 13,957 866,882

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
SK, Inc. .............................................................. 8,569 $ 928,541
2,626,982
Information Technology (0.7%):
Samsung Electronics Co. Ltd. .............................................. 20,828 1,055,911
SK Hynix, Inc. ......................................................... 7,025 597,219
1,653,130
Materials (0.6%):
Lotte Chemical Corp. .................................................... 6,863 697,389
POSCO Future M Co. Ltd. ................................................ 1,058 281,909
POSCO Holdings, Inc. ................................................... 1,109 439,753
1,419,051
16,228,646
Spain (4.1%):
Communication Services (0.6%):
Telefonica SA ......................................................... 343,251 1,403,513
Consumer Discretionary (0.6%):
Industria de Diseno Textil SA .............................................. 38,136 1,422,672
Energy (0.6%):
Repsol SA ............................................................ 81,607 1,343,180
Financials (1.2%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 124,159 1,011,930
Banco de Sabadell SA ................................................... 681,752 793,112
Banco Santander SA ..................................................... 251,872 963,444
2,768,486
Health Care (0.3%):
Grifols SA(a) .......................................................... 53,815 699,439
Industrials (0.8%):
ACS Actividades de Construccion y Servicios SA ................................ 48,973 1,763,790
9,401,080
Sweden (3.6%):
Financials (2.0%):
Industrivarden AB, Class C(c) .............................................. 63,288 1,672,305
Investor AB, Class B .................................................... 87,153 1,674,117
Swedbank AB, Class A ................................................... 69,538 1,281,633
4,628,055
Industrials (1.0%):
Saab AB, Class B ....................................................... 19,507 994,460
Volvo AB, Class B ...................................................... 58,702 1,212,523
2,206,983
Materials (0.3%):
SSAB AB, Class B ...................................................... 141,330 777,690
Real Estate (0.3%):
Fastighets AB Balder, Class B(a) ............................................ 127,837 577,034
8,189,762
Switzerland (2.4%):
Consumer Staples (0.7%):
Coca-Cola HBC AG ..................................................... 57,073 1,565,828
Materials (1.1%):
DSM-Firmenich AG ..................................................... 11,857 1,004,357
Holcim AG ........................................................... 24,315 1,561,835
2,566,192

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Utilities (0.6%):
BKW AG ............................................................ 7,232 $ 1,276,328
5,408,348
United Kingdom (9.2%):
Communication Services (0.5%):
Vodafone Group PLC .................................................... 1,280,205 1,199,714
Consumer Discretionary (0.5%):
Kingfisher PLC ........................................................ 406,514 1,107,358
Consumer Staples (2.6%):
Associated British Foods PLC .............................................. 58,380 1,472,782
Haleon PLC ........................................................... 378,458 1,573,638
Imperial Brands PLC .................................................... 81,158 1,650,406
J Sainsbury PLC ....................................................... 428,019 1,319,970
6,016,796
Energy (1.1%):
BP PLC .............................................................. 178,704 1,158,456
Shell PLC ............................................................ 43,782 1,391,855
2,550,311
Financials (1.8%):
3i Group PLC ......................................................... 50,796 1,284,555
abrdn PLC ............................................................ 440,996 837,889
Barclays PLC ......................................................... 531,797 1,031,105
Standard Chartered PLC .................................................. 108,787 1,005,936
4,159,485
Health Care (1.2%):
Hikma Pharmaceuticals PLC ............................................... 49,869 1,270,238
Smith & Nephew PLC ................................................... 112,694 1,406,372
2,676,610
Industrials (0.4%):
Melrose Industries PLC .................................................. 145,968 835,487
Materials (0.5%):
Rio Tinto PLC ......................................................... 19,253 1,215,202
Utilities (0.6%):
Centrica PLC .......................................................... 681,996 1,284,972
21,045,935
Total Common Stocks (Cost $215,703,757) 224,932,907
Collateral for Securities Loaned (0.8%)^
United States (0.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.24%(d) ........ 498,778 498,778
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.28%(d) ............ 498,778 498,778
Invesco Government & Agency Portfolio, Institutional Shares, 5.26%(d) ............... 498,778 498,778
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.27%(d) . 498,778 498,778
Total Collateral for Securities Loaned (Cost $1,995,112) 1,995,112
Total Investments (Cost $217,698,869) — 99.5% 226,928,019
Other assets in excess of liabilities — 0.5% 1,051,374
NET ASSETS - 100.00% $ 227,979,393
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$1,871,699 and amounted to 0.8% of net assets.
(c) All or a portion of this security is on loan.

Victory Portfolios II
VictoryShares International Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
(d) Rate disclosed is the daily yield on September 30, 2023.
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI EAFE Index Futures ...... 15 12/15/23 $ 1,579,857 $ 1,531,125 $ (48,732)
Total unrealized appreciation $ —
Total unrealized depreciation (48,732)
Total net unrealized appreciation (depreciation) $ (48,732)

Schedule of Portfolio Investments
September 30, 2023
Victory Portfolios II
VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Security Description Shares Value
Common Stocks (99.8%)
Brazil (6.8%):
Consumer Staples (0.5%):
JBS SA .............................................................. 229,100 $ 822,953
Energy (0.5%):
Petroleo Brasileiro SA , Preference Shares ..................................... 129,100 889,973
Financials (2.0%):
Banco do Brasil SA ..................................................... 119,400 1,121,076
Caixa Seguridade Participacoes S/A .......................................... 687,533 1,526,969
NU Holdings Ltd. , Class A (a) .............................................. 104,937 760,793
3,408,838
Materials (1.0%):
Cia Siderurgica Nacional SA ............................................... 301,600 728,656
Gerdau SA , Preference Shares .............................................. 199,220 956,671
1,685,327
Real Estate (0.6%):
Aliansce Sonae Shopping Centers sa ......................................... 214,800 965,657
Utilities (2.2%):
Cia Energetica de Minas Gerais , Preference Shares ............................... 546,400 1,349,445
Cia Paranaense de Energia , Preference Shares .................................. 729,000 1,299,894
Energisa SA ........................................................... 118,300 1,100,624
3,749,963
11,522,711
Chile (2.3%):
Consumer Staples (0.7%):
Cencosud SA .......................................................... 671,841 1,275,049
Industrials (0.4%):
Cia Sud Americana de Vapores SA ........................................... 10,310,080 618,942
Materials (0.7%):
Empresas CMPC SA .................................................... 608,023 1,120,444
Utilities (0.5%):
Enel Chile SA ......................................................... 15,492,954 942,298
3,956,733
China (28.7%):
Communication Services (0.6%):
China Tower Corp. Ltd. , Class H (b) .......................................... 10,291,499 985,687
Consumer Discretionary (2.6%):
China Tourism Group Duty Free Corp., Ltd. (b) .................................. 51,900 688,624
Great Wall Motor Co. Ltd. , Class H .......................................... 569,992 679,853
Guangzhou Automobile Group Co. Ltd. , Class H ................................ 2,213,758 1,094,058
Haier Smart Home Co. Ltd. , Class H ......................................... 320,400 1,008,577
Minth Group Ltd. ....................................................... 314,000 807,987
4,279,099
Energy (4.0%):
China Coal Energy Co. Ltd. , Class H ......................................... 1,468,298 1,151,283
China Petroleum & Chemical Corp. , Class H ................................... 1,921,449 1,050,200
China Shenhua Energy Co. Ltd. , Class H ...................................... 417,375 1,353,816
Inner Mongolia Yitai Coal Co. Ltd. , Class B (a) .................................. 908,800 1,271,411
PetroChina Co. Ltd. , Class H .............................................. 1,475,469 1,111,684
Yankuang Energy Group Co. Ltd. , Class H ..................................... 462,932 874,940
6,813,334
Financials (11.7%):
Agricultural Bank of China Ltd. , Class H ...................................... 4,288,654 1,599,202

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Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Bank of China Ltd. , Class H ............................................... 4,434,464 $ 1,551,641
Bank of Communications Co. Ltd. , Class H .................................... 2,219,789 1,343,660
China CITIC Bank Corp. Ltd. , Class H ....................................... 3,045,600 1,415,708
China Life Insurance Co. Ltd. , Class H ....................................... 592,467 923,046
China Merchants Bank Co. Ltd. , Class H ...................................... 229,000 956,275
China Minsheng Banking Corp. Ltd. , Class H ................................... 3,792,798 1,298,057
China Pacific Insurance Group Co. Ltd. , Class H ................................ 341,200 854,013
CITIC Securities Co. Ltd. , Class H .......................................... 478,001 969,346
GF Securities Co. Ltd. , Class H ............................................. 694,593 933,137
Haitong Securities Co. Ltd. , Class H ......................................... 1,887,269 1,132,742
Huatai Securities Co. Ltd. , Class H (b) ........................................ 802,639 1,024,990
Industrial & Commercial Bank of China Ltd. , Class H ............................. 2,891,957 1,392,299
New China Life Insurance Co. Ltd. , Class H .................................... 331,546 799,365
PICC Property & Casualty Co. Ltd. , Class H ................................... 921,620 1,183,993
Postal Savings Bank of China Co. Ltd. , Class H (b) ............................... 2,136,395 1,080,379
The People's Insurance Co. Group of China Ltd. , Class H .......................... 3,663,777 1,314,725
19,772,578
Health Care (2.7%):
3SBio, Inc. (b) ......................................................... 1,330,000 1,112,481
China Medical System Holdings Ltd. ......................................... 615,000 931,449
China Resources Pharmaceutical Group Ltd. (b) ................................. 1,291,584 857,680
Sinopharm Group Co. Ltd. , Class H .......................................... 310,496 900,080
WuXi AppTec Co Ltd. , Class H (b) ........................................... 67,321 805,975
4,607,665
Industrials (2.1%):
China Railway Group Ltd. , Class H .......................................... 1,566,885 808,384
COSCO SHIPPING Holdings Co. Ltd. , Class H ................................. 801,866 822,274
Sany Heavy Equipment International Holdings Co. Ltd. ........................... 613,000 969,127
Weichai Power Co. Ltd. .................................................. 728,642 991,907
3,591,692
Materials (3.6%):
Aluminum Corp. of China Ltd. , Class H ....................................... 1,550,000 866,972
Anhui Conch Cement Co. Ltd. , Class H ....................................... 361,794 963,312
China National Building Material Co. Ltd. , Class H .............................. 1,603,628 841,676
CMOC Group Ltd. , Class H ............................................... 1,395,198 896,196
Ganfeng Lithium Group Co. Ltd. , Class H (b) ................................... 152,200 624,878
Jiangxi Copper Co. Ltd. , Class H ............................................ 671,000 1,052,253
Zijin Mining Group Co. Ltd. , Class H ........................................ 526,128 804,911
6,050,198
Real Estate (1.0%):
China Vanke Co. Ltd. , Class H ............................................. 722,842 797,548
Country Garden Holdings Co. Ltd. (a) (c) ...................................... 3,733,000 433,809
Seazen Group Ltd. (a) .................................................... 2,399,513 438,186
1,669,543
Utilities (0.4%):
Huaneng Power International, Inc. , Class H (a) .................................. 1,493,656 724,826
48,494,622
Cyprus (0.0%):(d)
Financials (0.0%):(d)
TCS Group Holding PLC , GDR (a) (e) ........................................ 15,868 5,635
Egypt (0.5%):
Financials (0.5%):
Commercial International Bank ............................................. 452,854 880,753
Greece (0.0%):(d)
Consumer Discretionary (0.0%):(d)
FF Group (a) (e) ........................................................ 14,913 3,784

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Hong Kong (2.9%):
Health Care (0.6%):
China Traditional Chinese Medicine Holdings Co. Ltd. ............................ 2,348,000 $ 1,094,436
Industrials (0.8%):
Orient Overseas International Ltd. ........................................... 46,406 619,284
Sinotruk Hong Kong Ltd. ................................................. 392,500 755,858
1,375,142
Information Technology (0.4%):
Lenovo Group Ltd. ...................................................... 707,691 729,318
Real Estate (0.4%):
Yuexiu Property Co. Ltd. ................................................. 550,949 635,329
Utilities (0.7%):
Beijing Enterprises Holdings Ltd. ........................................... 323,691 1,116,076
4,950,301
Hungary (0.8%):
Health Care (0.8%):
Richter Gedeon Nyrt .................................................... 58,603 1,420,796
India (19.7%):
Communication Services (0.7%):
Tata Communications Ltd. ................................................ 48,089 1,119,319
Consumer Discretionary (4.4%):
Apollo Tyres Ltd. ....................................................... 265,727 1,179,730
Bajaj Auto Ltd. ........................................................ 28,149 1,716,578
Bosch Ltd. ............................................................ 8,196 1,877,319
Tata Motors Ltd. ....................................................... 171,895 1,304,590
TVS Motor Co. Ltd. ..................................................... 76,052 1,393,801
7,472,018
Consumer Staples (2.1%):
Colgate-Palmolive India Ltd. .............................................. 73,077 1,765,008
ITC Ltd. ............................................................. 326,068 1,745,078
3,510,086
Financials (3.2%):
Bank of Baroda ........................................................ 448,158 1,154,718
L&t Finance Holdings Ltd. ................................................ 697,723 1,118,391
Piramal Enterprises Ltd. .................................................. 65,693 830,179
Power Finance Corp. Ltd. ................................................. 373,973 1,134,489
REC Ltd. ............................................................. 340,524 1,178,602
5,416,379
Health Care (3.6%):
Aurobindo Pharma Ltd. .................................................. 113,185 1,246,332
Dr. Reddy's Laboratories Ltd. .............................................. 25,813 1,736,799
Lupin Ltd. ............................................................ 92,797 1,308,929
Torrent Pharmaceuticals Ltd. ............................................... 72,409 1,682,209
5,974,269
Industrials (3.1%):
Bharat Electronics Ltd. ................................................... 748,035 1,245,881
Bharat Heavy Electricals, Ltd. .............................................. 589,464 929,953
Cummins India Ltd. ..................................................... 61,361 1,253,510
Larsen & Toubro Ltd. .................................................... 51,048 1,858,782
5,288,126
Real Estate (1.5%):
DLF Ltd. ............................................................. 192,335 1,229,713

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Oberoi Realty Ltd. ...................................................... 95,771 $ 1,331,386
2,561,099
Utilities (1.1%):
NTPC Ltd. ............................................................ 644,189 1,904,960
33,246,256
Indonesia (2.3%):
Consumer Discretionary (0.8%):
PT Astra International Tbk ................................................ 3,219,305 1,297,099
Consumer Staples (0.9%):
PT Indofood Sukses Makmur Tbk ........................................... 3,537,477 1,516,879
Energy (0.6%):
PT United Tractors Tbk .................................................. 546,368 999,022
3,813,000
Malaysia (0.8%):
Industrials (0.8%):
Gamuda Bhd .......................................................... 1,336,800 1,261,750
Mexico (4.9%):
Consumer Staples (2.6%):
Coca-Cola Femsa SAB de CV .............................................. 197,043 1,546,761
Fomento Economico Mexicano SAB de CV .................................... 144,361 1,576,873
Kimberly-Clark de Mexico SAB de CV , Class A ................................. 652,491 1,299,403
4,423,037
Financials (0.7%):
Qualitas Controladora SAB de CV ........................................... 161,532 1,213,958
Industrials (0.6%):
Grupo Aeroportuario del Centro Norte SAB de CV ............................... 93,090 1,010,476
Real Estate (1.0%):
Fibra Uno Administracion SA de CV ......................................... 995,506 1,659,701
8,307,172
Netherlands (0.9%):
Real Estate (0.9%):
NEPI Rockcastle NV .................................................... 278,501 1,531,842
Poland (0.4%):
Utilities (0.4%):
PGE Polska Grupa Energetyczna SA (a) ....................................... 403,958 693,805
Russian Federation (0.0%):(d)
Consumer Staples (0.0%):(d)
Magnit PJSC , GDR (a) (e) (f) ............................................... 32,414 74
Energy (0.0%):(d)
Gazprom PJSC (a) (e) (f) ................................................... 324,752 8,072
Financials (0.0%):
Sberbank of Russia PJSC (a) (e) (f) ........................................... 177,888 —
Materials (0.0%):(d)
PhosAgro PJSC , GDR (a) (e) (f) ............................................. 35,202 273
Severstal PAO (a) (e) (f) ................................................... 37,552 —
United Co. RUSAL International PJSC (a) (e) (f) .................................. 555,630 3,615
3,888

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Utilities (0.0%):(d)
Inter RAO UES PJSC (a) (e) (f) .............................................. 23,475,472 $ 6,988
19,022
South Africa (2.0%):
Financials (1.0%):
OUTsurance Group Ltd. .................................................. 774,481 1,749,787
Health Care (0.6%):
Aspen Pharmacare Holdings Ltd. ............................................ 108,160 981,922
Materials (0.4%):
Gold Fields Ltd. ........................................................ 55,537 602,461
3,334,170
Taiwan (18.2%):
Consumer Discretionary (1.2%):
Pou Chen Corp. ........................................................ 2,208,000 1,959,945
Financials (1.3%):
Taishin Financial Holding Co. Ltd. .......................................... 3,995,000 2,215,594
Taiwan Business Bank ................................................... 84,480 34,550
2,250,144
Health Care (0.4%):
Lotus Pharmaceutical Co. Ltd. ............................................. 87,000 642,877
Industrials (0.8%):
Evergreen Marine Corp. Ltd. ............................................... 168,400 605,230
Yang Ming Marine Transport Corp. .......................................... 580,000 816,737
1,421,967
Information Technology (13.5%):
Acer, Inc. ............................................................ 841,000 945,851
ASE Technology Holding Co. Ltd. ........................................... 304,000 1,031,355
Asustek Computer, Inc. ................................................... 75,000 852,801
AU Optronics Corp. ..................................................... 1,913,800 972,435
Catcher Technology Co. Ltd. ............................................... 306,000 1,730,233
Chicony Electronics Co. Ltd. .............................................. 472,000 1,689,057
Compal Electronics, Inc. .................................................. 1,004,000 954,976
Gigabyte Technology Co., Ltd. ............................................. 57,000 497,134
Global Unichip Corp. .................................................... 11,000 465,206
Hon Hai Precision Industry Co. Ltd. ......................................... 507,000 1,633,660
Innolux Corp. (a) ....................................................... 2,182,345 889,139
Inventec Corp. ......................................................... 376,000 570,827
Lite-On Technology Corp. ................................................ 178,000 670,064
Macronix International Co. Ltd. ............................................ 1,255,000 1,230,659
Micro-Star International Co. Ltd. ............................................ 212,000 1,077,209
Novatek Microelectronics Corp. ............................................ 81,000 1,061,563
Pegatron Corp. ......................................................... 562,000 1,333,784
Powertech Technology, Inc. ................................................ 465,000 1,462,309
Quanta Computer, Inc. ................................................... 78,000 578,789
Winbond Electronics Corp. ................................................ 1,130,000 885,766
Wistron Corp. ......................................................... 154,000 484,292
Wiwynn Corp. ......................................................... 11,000 509,512
Zhen Ding Technology Holding Ltd. ......................................... 453,000 1,381,063
22,907,684
Materials (1.0%):
TA Chen Stainless Pipe ................................................... 1,439,000 1,642,928
30,825,545
Thailand (1.9%):
Financials (1.9%):
Bangkok Bank PCL ..................................................... 359,400 1,653,532

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(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Description Shares Value
Krung Thai Bank PCL ................................................... 2,849,500 $ 1,487,107
3,140,639
Turkey (6.3%):
Communication Services (0.3%):
Turkcell Iletisim Hizmetleri A/S (a) .......................................... 255,205 496,375
Consumer Discretionary (1.0%):
Arcelik A/S ........................................................... 77,805 462,795
Ford Otomotiv Sanayi A/S ................................................ 19,903 613,719
Tofas Turk Otomobil Fabrikasi A/S .......................................... 53,653 578,556
1,655,070
Consumer Staples (0.8%):
BIM Birlesik Magazalar A/S ............................................... 66,441 666,022
Coca-Cola Icecek A/S .................................................... 43,179 621,919
1,287,941
Energy (0.3%):
Turkiye Petrol Rafinerileri A/S ............................................. 100,699 584,274
Financials (1.3%):
Akbank TAS .......................................................... 446,202 544,818
Haci Omer Sabanci Holding A/S ............................................ 283,217 617,004
Turkiye Is Bankasi A/S ................................................... 617,173 579,708
Yapi ve Kredi Bankasi A/S ................................................ 817,012 550,369
2,291,899
Industrials (2.0%):
Aselsan Elektronik Sanayi Ve Ticaret A/S ...................................... 358,751 534,130
Enka Insaat ve Sanayi A/S ................................................ 432,359 549,373
KOC Holding AS ....................................................... 106,616 570,751
Pegasus Hava Tasimaciligi A/S (a) ........................................... 17,649 530,819
Turk Hava Yollari AO (a) .................................................. 61,897 547,741
Turkiye Sise ve Cam Fabrikalari A/S ......................................... 289,228 576,799
3,309,613
Materials (0.3%):
Koza Altin Isletmeleri A/S ................................................ 415,654 436,533
Utilities (0.3%):
Enerjisa Enerji A/S (b) .................................................... 264,742 499,951
10,561,656
United Kingdom (0.4%):
Materials (0.4%):
AngloGold Ashanti PLC .................................................. 46,472 748,219
United States (0.0%):(d)
Materials (0.0%):(d)
Phosagro Public Joint , GDR (a) (e) ........................................... 227 2
Total Common Stocks (Cost $165,535,934) 168,718,413
Collateral for Securities Loaned (0.1%)^
United States (0.1%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .24% (g) ........ 48,750 48,750
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .28% (g) ............ 48,750 48,750
Invesco Government & Agency Portfolio, Institutional Shares , 5 .26% (g) ............... 48,750 48,750

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VictoryShares Emerging Markets Value Momentum ETF

(Unaudited)
Schedule of Portfolio Investments — continued
September 30, 2023
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
12/8/2017
$ 722,938
Inter RAO UES PJSC .........................................
5/2/2018
1,576,280
Magnit PJSC , GDR ..........................................
12/21/2021
479,540
PhosAgro PJSC , GDR ........................................
12/21/2021
748,678
Sberbank of Russia PJSC ......................................
10/24/2017
634,243
Severstal PAO ..............................................
5/27/2021
881,363
United Co. RUSAL International PJSC ............................
11/30/2021
516,962
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .27% (g) . 48,750 $ 48,750
Total Collateral for Securities Loaned (Cost $195,000) 195,000
Total Investments (Cost $165,730,934) — 99.9% 168,913,413
Other assets in excess of liabilities — 0.1% 140,054
NET ASSETS - 100.00% $ 169,053,467
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of September 30, 2023, the fair value of these securities was
$7,680,645 and amounted to 4.5% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued using significant unobservable inputs as of September 30, 2023.
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at September 30, 2023.
(g) Rate disclosed is the daily yield on September 30, 2023.
GDR
—
Global Depositary Receipt
PCL
—
Public Company Limited
PLC
—
Public Limited Company
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini MSCI Emerging Markets Index
Futures .......................... 17 12/15/23 $ 831,639 $ 812,175 $ (19,464)
Total unrealized appreciation $ —
Total unrealized depreciation (19,464)
Total net unrealized appreciation (depreciation) $ (19,464)